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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Large Cap Value Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small Cap Portfolio
ING Developing World Portfolio
ING Eagle Asset Capital Appreciation Portfolio (formerly, ING Eagle Asset Value Equity Portfolio)
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Goldman Sachs TollkeeperSM Portfolio
ING Hard Assets Portfolio
ING International Portfolio
ING Janus Special Equity Portfolio
ING Jennison Equity Opportunities Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Lifestyle Aggressive Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Growth Portfolio
ING LifeStyle Moderate Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marisco Growth Portfolio
ING Mercury Focus Value Portfolio
ING Mercury Large Cap Growth Portfolio (formerly, ING Mercury Fundamental Growth Portfolio)
ING MFS Mid Cap Growth Portfolio
ING MFS Research Portfolio
ING MFS Total Return Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING UBS U.S. Balanced Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 96.8%
		Advertising: 1.3%
25,000	@	Getty Images, Inc.	$1,382,500
20,000		Omnicom Group, Inc.	1,461,200

			2,843,700

		Aerospace/Defense: 0.7%
22,000		L-3 Communications Holdings, Inc.	1,474,000

			1,474,000

		Apparel: 0.7%
35,000	@	Coach, Inc.	1,484,700

			1,484,700

		Auto Parts and Equipment: 0.7%
39,000	@@	Autoliv, Inc.	1,575,600

			1,575,600

		Banks: 2.2%
20,000		Commerce Bancorp, Inc.	1,104,000
41,000	L	Investors Financial Services Corp.	1,850,330
94,000	@@	W Holding Co., Inc.	1,786,000

			4,740,330

		Biotechnology: 1.1%
19,000	@, L	Invitrogen Corp.	1,044,810
26,000	@	Martek Biosciences Corp.	1,264,640

			2,309,450

		Building Materials: 1.1%
70,000		Masco Corp.	2,417,100

			2,417,100

		Chemicals: 0.5%
36,000	L	Ecolab, Inc.	1,131,840

			1,131,840

		Commercial Services: 6.4%
55,000	@, L	Alliance Data Systems Corp.	2,230,800
13,000	@	Apollo Group, Inc.	953,810
39,000	@	Career Education Corp.	1,108,770
35,000		Corporate Executive Board Co.	2,143,400
42,900	@	Corrections Corp. of America	1,516,944
40,000	@	ITT Educational Services, Inc.	1,442,000
47,000		Manpower, Inc.	2,091,030
39,000	L	McKesson Corp.	1,000,350
49,000		Robert Half Intl., Inc.	1,262,730

			13,749,834

		Computers: 4.0%
31,000	@, L	Affiliated Computer Services, Inc.	1,725,770
71,000	@	Cognizant Technology Solutions Corp.	2,166,210
27,000	L	National Instruments Corp.	817,290
47,000	@, L	PalmOne, Inc.	1,430,680
33,000	@, @@, L	Research In Motion Ltd.	2,519,220

			8,659,170

		Distribution/Wholesale: 0.9%
33,000	L	CDW Corp.	1,914,990

			1,914,990

		Diversified Financial Services: 2.9%
44,000	@@, L	Doral Financial Corp.	1,824,680
27,000	@, L	First Marblehead Corp.	1,252,800
20,000		Franklin Resources, Inc.	1,115,200
37,500		Legg Mason, Inc.	1,997,625

			6,190,305

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 3.0%
113,000	@	Agilent Technologies, Inc.	$2,437,410
83,000	@, @@	Celestica, Inc.	1,054,100
27,000	@, L	Fisher Scientific Intl., Inc.	1,574,910
71,000		PerkinElmer, Inc.	1,222,620
3,800	@	Waters Corp.	167,580

			6,456,620

		Environmental Control: 0.6%
28,000	@	Stericycle, Inc.	1,285,200

			1,285,200

		Healthcare-Products: 3.8%
24,000		Biomet, Inc.	1,125,120
13,000	L	Cooper Cos., Inc.	891,150
32,000	@	Gen-Probe, Inc.	1,275,840
26,000	@, L	Inamed Corp.	1,239,420
22,000	@	Kinetic Concepts, Inc.	1,156,100
26,000	@, L	Varian Medical Systems, Inc.	898,820
20,000	@	Zimmer Holdings, Inc.	1,580,800

			8,167,250

		Healthcare-Services: 3.8%
21,000		Aetna, Inc.	2,098,530
39,000	@, L	Anthem, Inc.	3,402,750
100,000	@, L	Community Health Systems, Inc.	2,668,000

			8,169,280

		Home Builders: 1.3%
27,000	L	Centex Corp.	1,362,420
22,000		Pulte Homes, Inc.	1,350,140

			2,712,560

		Household Products/Wares: 1.5%
21,000		Avery Dennison Corp.	1,381,380
50,600	@, L	Jarden Corp.	1,846,394

			3,227,774

		Insurance: 3.0%
21,000	@@	Everest Re Group Ltd.	1,560,930
24,000	L	MGIC Investment Corp.	1,597,200
160,500	@, @@	Quanta Capital Holdings Ltd.	1,308,075
52,000	@@	Willis Group Holdings Ltd.	1,944,800

			6,411,005

		Internet: 3.7%
55,000	@, L	Ask Jeeves, Inc.	1,799,050
91,000	@, L	Monster Worldwide, Inc.	2,242,240
66,000	@, @@, L	Sina Corp.	1,682,340
42,000	@	Symantec Corp.	2,304,960

			8,028,590

		Leisure Time: 0.8%
39,000		Brunswick Corp.	1,784,640

			1,784,640

		Lodging: 1.8%
21,000	@, @@, L	Kerzner Intl. Ltd.	923,370
36,000		Marriott Intl., Inc.	1,870,560
21,000		Station Casinos, Inc.	1,029,840

			3,823,770

		Machinery-Diversified: 0.6%
18,000	L	Cummins, Inc.	1,330,020

			1,330,020

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Media: 1.8%
84,000	@, L	Univision Communications, Inc.	$2,655,240
36,000	@, L	XM Satellite Radio Holdings, Inc.	1,116,720

			3,771,960

		Miscellaneous Manufacturing: 1.7%
39,000		Danaher Corp.	1,999,920
44,000		Dover Corp.	1,710,280

			3,710,200

		Oil and Gas: 4.1%
16,000		Murphy Oil Corp.	1,388,320
27,000	@	Noble Corp.	1,213,650
69,000	L	Patterson-UTI Energy, Inc.	1,315,830
67,000	@, L	Pride Intl., Inc.	1,325,930
36,000	@	Ultra Petroleum Corp.	1,765,800
55,000		XTO Energy, Inc.	1,786,400

			8,795,930

		Oil and Gas Services: 0.5%
38,000	@	Varco Intl., Inc.	1,019,160

			1,019,160

		Pharmaceuticals: 8.9%
38,000	@	Barr Laboratories, Inc.	1,574,340
66,000	@	Caremark Rx, Inc.	2,116,620
31,000	@, L	Cephalon, Inc.	1,484,900
36,000	@, L	Express Scripts, Inc.	2,352,240
44,000	@	Gilead Sciences, Inc.	1,644,720
40,000	@, L	Kos Pharmaceuticals, Inc.	1,424,400
44,000		Medicis Pharmaceutical	1,717,760
56,000	@	MGI Pharma, Inc.	1,494,640
17,000	@, L	OSI Pharmaceuticals, Inc.	1,044,820
26,000	@, L	Sepracor, Inc.	1,268,280
56,000	@@	Shire Pharmaceuticals PLC ADR	1,604,400
58,000	@	VCA Antech, Inc.	1,196,540

			18,923,660

		Retail: 13.3%
40,000	@	Advance Auto Parts, Inc.	1,376,000
18,000	@	Aeropostale, Inc.	471,600
32,000	@	AnnTaylor Stores Corp.	748,800
61,000	@, L	Bed Bath & Beyond, Inc.	2,263,710
27,000		Best Buy Co., Inc.	1,464,480
39,000	@, L	Brinker Intl., Inc.	1,214,850
40,000	@	Chico’s FAS, Inc.	1,368,000
77,000	@	Dollar Tree Stores, Inc.	2,075,150
71,000		Family Dollar Stores, Inc.	1,924,100
64,000	@	Kohl’s Corp.	3,084,160
55,000		MSC Industrial Direct Co.	1,874,400
33,000		Nordstrom, Inc.	1,261,920
60,000	@, L	Pacific Sunwear of California, Inc.	1,263,000
45,000	@, L	Panera Bread Co.	1,689,300
65,000		Staples, Inc.	1,938,300
39,000		Tiffany & Co.	1,198,860
44,000	@	Urban Outfitters, Inc.	1,513,600
44,000	@, L	Williams-Sonoma, Inc.	1,652,200

			28,382,430

		Savings and Loans: 0.6%
65,000	L	New York Community Bancorp, Inc.	1,335,100

			1,335,100

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Semiconductors: 3.1%
81,000	@, @@, L	Marvell Technology Group Ltd.	$2,116,530
49,000	L	Microchip Technology, Inc.	1,315,160
67,000	@	Novellus Systems, Inc.	1,781,530
50,000	@, L	Qlogic Corp.	1,480,500

			6,693,720

		Software: 6.6%
22,000		Adobe Systems, Inc.	1,088,340
55,000		Computer Associates Intl., Inc.	1,446,500
94,000	@	Fiserv, Inc.	3,276,840
44,000	@, L	Intuit, Inc.	1,997,600
40,000	@	NAVTEQ Corp.	1,425,600
192,000	@, L	Novell, Inc.	1,211,520
9,000	@, L	Pixar, Inc.	710,100
100,000	@, L	Red Hat, Inc.	1,224,000
94,000	@	Veritas Software Corp.	1,673,200

			14,053,700

		Telecommunications: 6.6%
77,000	@, @@	Amdocs Ltd.	1,680,910
153,000	@, L	Avaya, Inc.	2,132,820
110,000	@, L	Comverse Technology, Inc.	2,071,300
44,100	@	Juniper Networks, Inc.	1,040,760
111,000	@, L	Nextel Partners, Inc.	1,840,380
42,000	@, L	NII Holdings, Inc.	1,730,820
44,000		Scientific-Atlanta, Inc.	1,140,480
88,000	@, L	Utstarcom, Inc.	1,417,680
10,000	@, @@, L	Vimpel-Communications ADR	1,088,000

			14,143,150

		Textiles: 1.0%
28,000	L	Cintas Corp.	1,177,120
13,000	@	Mohawk Industries, Inc.	1,032,070

			2,209,190

		Toys/Games/Hobbies: 0.6%
86,000	@, L	Marvel Enterprises, Inc.	1,252,160

			1,252,160

		Transportation: 1.6%
25,000	L	CH Robinson Worldwide, Inc.	1,159,750
99,000	@	Sirva, Inc.	2,267,100

			3,426,850

		Total Common Stock
		(Cost $198,785,722)	207,604,938

PORTFOLIO OF INVESTMENTS
ING AIM Mid Cap Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 23.8%
		Federal Home Loan Bank: 2.7%
$5,780,000		1.500%, due 10/01/04		$5,779,759

		Total Federal Home Loan Bank
		(Cost $5,780,000)		5,779,759

		Securities Lending Collateralcc: 21.1%
1,500,000		Goldman Sachs Promissory Note
		2.075%, due 10/01/04		1,500,000
43,529,244		The Bank of New York Institutional
		Cash Reserves Fund		43,529,244

		Total Securities Lending Collateral		45,029,244

		(Cost $45,029,244)
		Total Short-Term Investments
		(Cost $50,809,244)		50,809,003

		Total Investments in Securities
		(Cost $249,594,966) *	120.6%	$258,413,941
		Other Assets and Liabilities—Net	(20.6)	(44,062,344)

		Net Assets	100.0%	$214,351,597

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $251,710,232
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,399,224
		Gross Unrealized Depreciation		(10,695,515)

		Net Unrealized Appreciation		$6,703,709

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS: 0.0%
Put Options Written: 0.0%
550	XTO Energy, Inc.	11/20/04	30	$33,000

ING Alliance MidCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.6%
		Biotechnology: 7.3%
370,400	@, L	Affymetrix, Inc.	$11,374,984
805,425	@, L	Applera Corp. – Celera Genomics Group	9,415,418
1,152,450	@, @@	Compugen Ltd.	5,819,873
1,082,680	@, L	Human Genome Sciences, Inc.	11,812,038
1	@	Millennium Pharmaceuticals, Inc.	14

			38,422,327

		Coal: 1.1%
201,620		Massey Energy Co.	5,832,867

			5,832,867

		Commercial Services: 2.6%
190,030	@	Apollo Group, Inc.	13,942,501

			13,942,501

		Computers: 5.9%
1,125,280	@, L	Network Appliance, Inc.	25,881,440
183,880	@, L	Sandisk Corp.	5,354,586

			31,236,026

		Diversified Financial Services: 5.0%
1,272,390	@	Ameritrade Holding Corp.	15,281,404
18,730	L	Chicago Mercantile Exchange Holdings, Inc.	3,021,149
576,690	L	Janus Capital Group, Inc.	7,848,751

			26,151,304

		Electronics: 4.8%
712,900		Applera Corp. – Applied Biosystems Group	13,452,423
287,430	@, L	FEI Co.	5,679,617
348,680	@	Itron, Inc.	6,084,466

			25,216,506

		Food: 1.6%
98,345		Whole Foods Market, Inc.	8,437,018

			8,437,018

		Healthcare-Products: 4.2%
1,496,195	@	Cepheid, Inc.	12,897,200
1,163,960	@	Cerus Corp.	2,805,144
123,450	@	Kinetic Concepts, Inc.	6,487,298

			22,189,642

		Home Builders: 3.9%
377,005		DR Horton, Inc.	12,482,636
169,350	L	Lennar Corp.	8,061,060

			20,543,696

		Internet: 15.5%
539,415	@, L	Amazon.Com, Inc.	22,040,496
2,140,510	@, L	CNET Networks, Inc.	19,585,666
2,032,700	@, L	Homestore, Inc.	4,695,537
3,462,050	@, L	RealNetworks, Inc.	16,133,153
267,650	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	6,423,600
514,050	@, @@, L	Sina Corp.	13,103,135

			81,981,587

		Lodging: 2.7%
280,005	@, L	Wynn Resorts Ltd.	14,473,458

			14,473,458

		Media: 1.9%
321,865	@, L	XM Satellite Radio Holdings, Inc.	9,984,252

			9,984,252

ING Alliance MidCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 1.6%
355,170	L	Pall Corp.	$8,694,562

			8,694,562

		Oil and Gas: 3.7%
222,270	@, @@, L	Nabors Industries Ltd.	10,524,485
152,505		Noble Energy, Inc.	8,881,891

			19,406,376

		Oil and Gas Services: 2.7%
171,615		BJ Services Co.	8,994,342
160,980	@, L	FMC Technologies, Inc.	5,376,732

			14,371,074

		Retail: 1.0%
117,440	@	Starbucks Corp.	5,338,822

			5,338,822

		Semiconductors: 18.9%
865,085	@	Broadcom Corp.	23,608,170
640,045	@	KLA-Tencor Corp.	26,549,066
290,740	@, @@, L	Marvell Technology Group Ltd.	7,597,036
209,600	@, L	Novellus Systems, Inc.	5,573,264
778,300	@	Nvidia Corp.	11,300,916
746,616	@, L	Silicon Laboratories, Inc.	24,705,523

			99,333,975

		Software: 3.5%
71,920		Autodesk, Inc.	3,497,470
253,777	@	Electronic Arts, Inc.	11,671,204
86,200	@	NAVTEQ Corp.	3,072,168

			18,240,842

		Telecommunications: 11.7%
979,265	@	Corning, Inc.	10,850,256
3,347,344	@, L	JDS Uniphase Corp.	11,280,549
1,090,410	@, L	Juniper Networks, Inc.	25,733,677
5,432,670	@, L	Level 3 Communications, Inc.	14,070,615

			61,935,097

		Total Common Stock
		(Cost $525,506,318)	525,731,932

ING Alliance MidCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 26.7%
		Securities Lending Collateralcc: 26.7%
$3,000,000		Goldman Sachs Promissory Note,
		2.075%, due 10/01/04		$3,000,000
137,974,451		The Bank of New York Institutional
		Cash Reserves Fund		137,974,451

		Total Short-Term Investments
		(Cost $140,974,451)		140,974,451

		Total Investments In Securities
		(Cost $666,480,769) *	126.3%	$666,706,383
		Other Assets and Liabilities—Net	(26.3)	(138,808,889)

		Net Assets	100.0%	$527,897,494

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $688,814,188.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,312,064
		Gross Unrealized Depreciation		(50,419,869)

		Net Unrealized Appreciation		$(22,107,805)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth	as of September 30, 2004 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
13,624,967		ING American Fund Growth Portfolio		$630,154,745

		Total Investment Companies (Cost $624,976,435)		630,154,745

		Total Investments In Securities
		(Cost $624,976,435) *	100.0%	$630,154,745
		Other Assets and Liabilities—Net	(0.0)	(291,361)

		Net Assets	100.0%	$629,863,384

	*	Cost for federal income tax purposes is $624,976,501. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,178,244
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$5,178,244

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income	as of September 30, 2004 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
14,274,908		ING American Fund Growth-Income Portfolio		$486,774,359

		Total Investment Companies (Cost $480,269,405)		486,774,359

		Total Investments In Securities
		(Cost $480,269,405) *	100.0%	$486,774,359
		Other Assets and Liabilities—Net	(0.0)	(223,005)

		Net Assets	100.0%	$486,551,354

	*	Cost for federal income tax purposes is $480,269,423. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,504,936
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$6,504,936

PORTFOLIO OF INVESTMENTS
ING American Funds International	as of September 30, 2004 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
15,343,204		ING American Fund International Portfolio		$217,259,769

		Total Investment Companies (Cost $210,533,613)		217,259,769

		Total Investments In Securities
		(Cost $210,533,613) *	100.0%	$217,259,769
		Other Assets and Liabilities—Net	(0.0)	(94,415)

		Net Assets	100.0%	$217,165,354

	*	Cost for federal income tax purposes is $210,534,213. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,725,556
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$6,725,556

ING Capital Guardian Large Cap Value	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%
		Advertising: 0.2%
16,000		Omnicom Group, Inc.	$1,168,960

			1,168,960

		Aerospace/Defense: 1.7%
28,000		Lockheed Martin Corp.	1,561,840
38,100		Northrop Grumman Corp.	2,031,873
10,900		Raytheon Co.	413,982
73,100		United Technologies Corp.	6,826,078

			10,833,773

		Agriculture: 0.9%
117,500		Altria Group, Inc.	5,527,200

			5,527,200

		Auto Manufacturers: 0.2%
38,100	@, L	Navistar Intl. Corp.	1,416,939

			1,416,939

		Banks: 2.7%
54,800		State Street Corp.	2,340,508
242,600		Wells Fargo & Co.	14,466,238

			16,806,746

		Beverages: 2.0%
132,500		Anheuser-Busch Cos., Inc.	6,618,375
50,400	L	Pepsi Bottling Group, Inc.	1,368,360
90,700		PepsiCo, Inc.	4,412,555

			12,399,290

		Biotechnology: 1.9%
145,100	@, L	Amgen, Inc.	8,224,268
31,280	@, L	Biogen Idec, Inc.	1,913,398
105,800	@, L	Millennium Pharmaceuticals, Inc.	1,450,518

			11,588,184

		Building Materials: 1.2%
188,300	@	American Standard Cos., Inc.	7,326,753

			7,326,753

		Chemicals: 1.5%
53,800		Air Products & Chemicals, Inc.	2,925,644
28,200		Dow Chemical Co.	1,274,076
118,200		E.I. du Pont de Nemours & Co.	5,058,960

			9,258,680

		Computers: 3.2%
139,400	@, L	Affiliated Computer Services, Inc.	7,760,398
36,600	@, L	Apple Computer, Inc.	1,418,250
109,800	@, L	Cadence Design Systems, Inc.	1,431,792
60,533		Hewlett-Packard Co.	1,134,994
29,700		International Business Machines Corp.	2,546,478
19,500	@	Lexmark Intl., Inc.	1,638,195
87,000	@@, L	Seagate Technology, Inc.	1,176,240
730,200	@	Sun Microsystems, Inc.	2,950,008

			20,056,355

		Cosmetics/Personal Care: 1.2%
32,000		Avon Products, Inc.	1,397,760
32,900		Estee Lauder Cos., Inc. – Class A	1,375,220
29,900		Kimberly-Clark Corp.	1,931,241
49,200		Procter & Gamble Co.	2,662,704

			7,366,925

ING Capital Guardian Large Cap Value	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 7.4%
58,300	@, L	AmeriCredit Corp.	$1,217,304
109,800		Fannie Mae	6,961,320
95,600		Freddie Mac	6,236,944
11,600		Goldman Sachs Group, Inc.	1,081,584
355,660		J.P. Morgan Chase & Co.	14,130,372
374,300	L	SLM Corp.	16,693,780

			46,321,304

		Electric: 1.7%
316,100	@, L	AES Corp.	3,157,839
38,700	L	American Electric Power Co., Inc.	1,236,852
258,700	L	Duke Energy Corp.	5,921,643

			10,316,334

		Electrical Components and Equipment: 0.4%
38,600		Emerson Electric Co.	2,388,954

			2,388,954

		Electronics: 2.2%
173,391	@	Agilent Technologies, Inc.	3,740,044
236,000		Applera Corp. – Applied Biosystems Group	4,453,320
74,600	@	Avnet, Inc.	1,277,152
72,000	@, @@, L	Flextronics Intl. Ltd.	954,000
129,600	@, L	Jabil Circuit, Inc.	2,980,800

			13,405,316

		Engineering and Construction: 1.0%
132,800		Fluor Corp.	5,912,256

			5,912,256

		Food: 2.2%
136,800		Campbell Soup Co.	3,596,472
131,800	L	Kraft Foods, Inc.	4,180,696
66,800		Sysco Corp.	1,998,656
65,800	@@, L	Unilever NV ADR	3,803,240

			13,579,064

		Forest Products and Paper: 0.7%
64,900		Boise Cascade Corp.	2,159,872
50,800	L	International Paper Co.	2,052,828

			4,212,700

		Healthcare-Products: 2.1%
49,800		Becton Dickinson & Co.	2,574,660
115,700	@	Boston Scientific Corp.	4,596,761
73,274		Guidant Corp.	4,839,015
20,700		Medtronic, Inc.	1,074,330

			13,084,766

		Healthcare-Services: 2.2%
14,000	@, L	Anthem, Inc.	1,221,500
197,400	@, L	Lincare Holdings, Inc.	5,864,754
36,600	@, L	Pacificare Health Systems	1,343,220
210,600	@	Tenet Healthcare Corp.	2,272,374
52,700	@	Triad Hospitals, Inc.	1,814,988
11,700	@	WellPoint Health Networks, Inc.	1,229,553

			13,746,389

		Insurance: 4.1%
65,000		American Intl. Group, Inc.	4,419,350
8,500		Assurant, Inc.	221,000
90	@	Berkshire Hathaway, Inc.	7,798,500
38,500		Chubb Corp.	2,705,780
18,200		Cigna Corp.	1,267,266

ING Capital Guardian Large Cap Value	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Insurance: 4.1% (continued)
32,200		Hartford Financial Services Group, Inc.	$1,994,146
80,000		PMI Group, Inc.	3,246,400
54,500	@@	XL Capital Ltd.	4,032,455

			25,684,897

		Internet: 3.5%
85,100	@, L	Amazon.Com, Inc.	3,477,186
102,300	@, L	Checkfree Corp.	2,830,641
61,000	@	eBay, Inc.	5,608,340
11,036	@, L	Google, Inc.	1,430,266
145,000	@, L	IAC/InterActiveCorp	3,192,900
89,000	@, L	Monster Worldwide, Inc.	2,192,960
93,700	@, L	Verisign, Inc.	1,862,756
38,000	@	Yahoo!, Inc.	1,288,580

			21,883,629

		Leisure Time: 0.8%
68,300		Carnival Corp.	3,229,907
83,200	L	Sabre Holdings Corp. – Class A	2,040,896

			5,270,803

		Lodging: 0.2%
32,900		Starwood Hotels & Resorts Worldwide, Inc.	1,527,218

			1,527,218

		Media: 3.5%
179,782	@, L	Cablevision Systems Corp. – Class A	3,645,979
53,000	@	Comcast Corp.	1,496,720
68,100	@	Cox Communications, Inc.	2,256,153
149,742	@	DIRECTV Group, Inc.	2,633,962
4,100	@	Entercom Communications Corp.	133,906
16,800	L	Knight-Ridder, Inc.	1,099,560
43,900	@@	Thomson Corp.	1,522,891
460,050	@	Time Warner, Inc.	7,425,207
43,800		Viacom, Inc.	1,469,928
15,800		Walt Disney Co.	356,290

			22,040,596

		Mining: 0.3%
57,200		Alcoa, Inc.	1,921,348

			1,921,348

		Miscellaneous Manufacturing: 3.7%
387,800		General Electric Co.	13,022,324
32,700		Illinois Tool Works, Inc.	3,046,659
54,700	@@	Ingersoll-Rand Co.	3,717,959
23,500	@@, L	Siemens AG ADR	1,731,950
50,900	@@	Tyco Intl. Ltd.	1,560,594

			23,079,486

		Oil and Gas: 5.7%
20,400		Devon Energy Corp.	1,448,604
237,200		Exxon Mobil Corp.	11,463,876
178,900	@@	Royal Dutch Petroleum Co. ADR	9,231,240
67,000	@@	Shell Transport & Trading Co. PLC ADR	2,982,170
73,000	@	Transocean, Inc.	2,611,940
178,200		Unocal Corp.	7,662,600

			35,400,430

ING Capital Guardian Large Cap Value	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 3.7%
89,200		Baker Hughes, Inc.	$3,899,824
51,100		BJ Services Co.	2,678,151
162,300		Schlumberger Ltd.	10,924,413
102,200	@, @@	Weatherford Intl. Ltd.	5,214,244

			22,716,632

		Pharmaceuticals: 11.2%
172,200		Allergan, Inc.	12,493,110
607,000	@@, L	AstraZeneca PLC ADR	24,965,909
154,200		Eli Lilly & Co.	9,259,710
384,100	@	Forest Laboratories, Inc.	17,276,818
26,600	@, L	ImClone Systems, Inc.	1,405,810
85,600		Pfizer, Inc.	2,619,360
76,000	@@	Teva Pharmaceutical Industries ADR	1,972,200

			69,992,917

		Pipelines: 1.3%
28,000		Equitable Resources, Inc.	1,520,680
108,272	@	Kinder Morgan Management LLC	4,495,453
10,457		Kinder Morgan, Inc.	656,909
112,300		Williams Cos., Inc.	1,358,830

			8,031,872

		Retail: 4.5%
122,200	@, L	Autonation, Inc.	2,087,176
182,100		Costco Wholesale Corp.	7,568,076
57,800	@, L	Dollar Tree Stores, Inc.	1,557,710
29,100	@	Kohl’s Corp.	1,402,329
181,800		Lowe’s Cos., Inc.	9,880,830
18,800		McDonald’s Corp.	526,964
65,200		RadioShack Corp.	1,867,328
78,600	@	Williams-Sonoma, Inc.	2,951,430

			27,841,843

		Savings and Loans: 2.6%
65,500		Golden West Financial Corp.	7,267,225
224,800		Washington Mutual, Inc.	8,785,184

			16,052,409

		Semiconductors: 5.9%
113,300	@	Altera Corp.	2,217,281
705,800	@	Applied Materials, Inc.	11,638,642
164,100	@	Applied Micro Circuits Corp.	513,633
108,000	@, @@, L	ASML Holding NV	1,389,960
107,200	@, L	Credence Systems Corp.	771,840
153,900		Intel Corp.	3,087,234
204,000	@, L	KLA-Tencor Corp.	8,461,920
30,300		Linear Technology Corp.	1,098,072
84,000	@, L	Micron Technology, Inc.	1,010,520
31,900	@, L	Novellus Systems, Inc.	848,221
142,100	@, L	PMC – Sierra, Inc.	1,251,901
166,000	@, L	Teradyne, Inc.	2,224,400
72,700		Xilinx, Inc.	1,962,900

			36,476,524

		Software: 3.7%
90,800		Automatic Data Processing, Inc.	3,751,856
361,500		Microsoft Corp.	9,995,475
313,000	@, L	PeopleSoft, Inc.	6,213,050
78,100	@@	SAP AG ADR	3,041,995

			23,002,376

ING Capital Guardian Large Cap Value	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Telecommunications: 7.2%
103,580		AT&T Corp.	$1,483,266
364,000	@	Cisco Systems, Inc.	6,588,400
122,200	@	Corning, Inc.	1,353,976
318,100	@, L	JDS Uniphase Corp.	1,071,997
274,800		Qualcomm, Inc.	10,728,192
48,900		SBC Communications, Inc.	1,268,955
950,150		Sprint Corp.	19,126,519
75,700		Verizon Communications, Inc.	2,981,066

			44,602,371

		Toys/Games/Hobbies: 0.2%
68,000		Mattel, Inc.	1,232,840

			1,232,840

		Transportation: 0.4%
48,800	@@	Canadian Pacific Railway Ltd.	1,258,064
18,000		Union Pacific Corp.	1,054,800

			2,312,864

		Total Common Stock
		(Cost $541,392,831)	615,787,943

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.5%
		Commercial Paper: 0.4%
$2,300,000		UBS Financial, 1.880%, due 10/1/2004		$2,299,880

		Total Commercial Paper
		(Cost $2,300,000)		2,229,880

		Securities Lending Collateralcc: 10.1%
1,999,443		Dailmer Chryster Master Trust Owner,
		1.795%, due 11/15/05		1,999,443
2,500,000		Goldman Sachs Promissory Note
		2.075%, due 10/01/04		2,500,000
58,360,689		The Bank of New York Institutional
		Cash Reserves Fund		58,360,689

		Total Securities Lending Collateral
		(Cost $62,860,132)		62,860,132

		Total Short-Term Investments
		(Cost $65,160,132)		65,160,012

		Total Investments In Securities
		(Cost $606,552,963) *	109.6%	$680,947,955
		Other Assets and Liabilities—Net	(9.6)	(59,701,947)

		Net Assets	100.0%	$621,246,008

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $611,481,166.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$88,716,627
		Gross Unrealized Depreciation		(19,249,838)

		Net Unrealized Appreciation		$69,466,789

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%
		Australia: 1.9%
125,700		Amcor Ltd.	$652,750
101,651		BHP Billiton Ltd.	1,051,870
129,400		Coca-Cola Amatil Ltd.	660,864
28,228		National Australia Bank Ltd.	551,988
132,500		Promina Group Ltd.	436,988
107,500		Publishing & Broadcasting Ltd.	1,072,134
270,042		Qantas Airways Ltd.	678,021
2,136		QBE Insurance Group Ltd.	20,346
114,126		Rinker Group Ltd.	714,708
79,400		Woolworths Ltd.	786,063

			6,625,732

		Austria: 0.2%
40,710		Telekom Austria AG	571,111

			571,111

		Bermuda: 0.3%
11,000		Ingersoll-Rand Co.	747,670
3,400	L	PartnerRe Ltd.	185,946

			933,616

		Brazil: 0.2%
33,000		Cia Vale do Rio Doce ADR	741,510

			741,510

		Canada: 3.9%
50,400		Alcan, Inc.	2,409,387
407,214		Bombardier, Inc.	936,346
13,100		Cameco Corp.	1,038,746
3,900	L	Fairfax Financial Holdings Ltd.	483,821
9,000	L	Four Seasons Hotels, Inc.	576,900
19,400		Great-West Lifeco, Inc.	779,495
56,100		IGM Financial, Inc.	1,489,439
40,800	@, L	Inco Ltd.	1,593,240
18,500		Manulife Financial Corp.	809,846
31,100		Suncor Energy, Inc.	992,802
72,500		Thomson Corp.	2,514,508

			13,624,530

		Cayman Islands: 0.6%
69,600	L	Seagate Technology	940,992
16,000		XL Capital Ltd.	1,183,840

			2,124,832

		Denmark: 0.4%
27,300		H Lundbeck A/S	495,232
16,600		Novo-Nordisk A/S	908,880

			1,404,112

		Finland: 0.1%
24,200		UPM-Kymmene Oyj	462,278

			462,278

		France: 5.7%
9,610		Air Liquide	1,511,146
39,200		BNP Paribas	2,537,937
50,260		Bouygues	1,890,418
14,300		Cie Generale d’Optique Essilor International SA	920,578
27,500		France Telecom SA	687,090
7,000		Groupe Danone	551,598
6,900		L’Oreal SA	453,434

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		France: 5.7% (continued)
18,000		Renault SA	$1,473,774
95,805		Sanofi-Aventis	6,969,790
13,400		Schneider Electric SA	869,174
7,900		Societe Generale	701,153
67,900	@	Vivendi Universal SA	1,744,819

			20,310,911

		Germany: 2.6%
4,400		Allianz AG	442,723
37,500		Bayerische Hypo-und Vereinsbank AG	718,108
66,900		DaimlerChrysler AG	2,765,618
13,500		Deutsche Boerse AG	684,429
14,400		E.ON AG	1,061,277
60,700	@	Infineon Technologies AG	620,267
6,942		Muenchener Rueckversicherungs AG	668,164
24,000		SAP AG ADR	1,227,051
13,300		Siemens AG	977,772

			9,165,409

		Hong Kong: 1.2%
75,000		Cheung Kong Holdings Ltd.	641,891
50,900		Hang Seng Bank Ltd.	678,572
64,500		Hutchison Whampoa Ltd.	504,535
187,000		Johnson Electric Holdings Ltd.	183,144
378,000		Li & Fung Ltd.	541,460
170,000		Sun Hung Kai Properties Ltd.	1,602,208

			4,151,810

		Ireland: 0.4%
34,000		CRH PLC	813,448
18,800	@, L	Ryanair Holdings PLC ADR	548,960

			1,362,408

		Israel: 0.3%
40,500		Teva Pharmaceutical Industries Ltd. ADR	1,050,975

			1,050,975

		Italy: 0.2%
131,500		UniCredito Italiano S.p.A.	664,617

			664,617

		Japan: 11.0%
114,000		Aeon Co. Ltd.	1,826,280
174,000		Bank of Yokohama Ltd.	934,898
14,600		Canon, Inc.	686,542
17,700		Enplas Corp.	473,620
15,100		Fanuc Ltd.	796,439
5,000		Hirose Electric Co. Ltd.	455,948
14,500		Honda Motor Co. Ltd.	703,263
7,600		Hoya Corp.	796,587
32,200		Kansai Electric Power Co., Inc.	567,660
46,000		Konica Minolta Holdings, Inc.	629,229
9,800		Kyocera Corp.	689,083
97		Millea Holdings, Inc.	1,249,773
61,000		Mitsubishi Corp.	659,277
117,000		Mitsubishi Estate Co. Ltd.	1,220,868
101		Mitsubishi Tokyo Financial Group, Inc.	840,044
116,670		Mitsui Sumitomo Insurance Co. Ltd.	964,261
19,000		Mori Seiki Co. Ltd.	135,498
8,700		Murata Manufacturing Co. Ltd.	417,960
247,000		NEC Corp.	1,475,919

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Japan: 11.0% (continued)
7,200		Nidec Corp.	$726,387
34,000		Nikon Corp.	320,171
11,000		Nintendo Co. Ltd.	1,344,878
176,000		Nissan Motor Co. Ltd.	1,903,643
45,400		Nissin Food Products Co. Ltd.	1,114,249
12,100		Nitto Denko Corp.	556,977
41,000		Nomura Holdings, Inc.	526,822
2,100		Obic Co. Ltd.	394,012
36,200		Omron Corp.	798,133
12,500		ORIX Corp.	1,278,490
35,000		Ricoh Co. Ltd.	659,353
4,900		Rohm Co. Ltd.	492,635
30,100		Sankyo Co. Ltd.	638,446
8,800		Shimamura Co. Ltd.	585,586
57,000		Shionogi & Co. Ltd.	818,205
5,000		SMC Corp.	478,809
6,900		Softbank Corp.	320,049
80,000		Sompo Japan Insurance, Inc.	678,720
12,100		Sony Corp.	414,836
370,000		Sumitomo Chemical Co. Ltd.	1,753,918
149		Sumitomo Mitsui Financial Group, Inc.	851,569
89,000		Suzuki Motor Corp.	1,457,289
18,000		Takeda Pharmaceutical Co. Ltd.	817,997
19,000		Tokyo Electron Ltd.	925,963
230,000		Tokyo Gas Co. Ltd.	816,832
232	@	UFJ Holdings, Inc.	1,021,228
14,500		Uni-Charm Corp.	719,525
52,000		Yamato Transport Co. Ltd.	716,008

			38,653,879

		Mexico: 0.6%
44,800		America Movil SA de CV ADR	1,748,544
16,700		Telefonos de Mexico SA de CV ADR	538,909

			2,287,453

		Netherlands: 5.4%
63,311		ABN AMRO Holding NV	1,441,647
25,107		Aegon NV	271,770
88,215	@	ASML Holding NV	1,136,237
88,150		Heineken NV	2,661,544
19,500		Koninklijke Philips Electronics NV	447,095
36,900		Reed Elsevier NV	475,593
44,100		Royal Dutch Petroleum Co. ADR	2,275,560
141,400		Royal Dutch Petroleum Co.	7,293,449
112,100		Royal KPN NV	839,070
36,000	@	Royal Numico NV	1,148,827
15,900		Unilever NV	916,070

			18,906,862

		Norway: 0.7%
18,400		Norsk Hydro ASA	1,342,545
31,000		Norske Skogindustrier ASA	557,987
51,000		Statoil ASA	734,506

			2,635,038

		Russia: 0.1%
15,900	L	YUKOS ADR	255,990

			255,990

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Singapore: 0.4%
973,886		Singapore Telecommunications Ltd.	$1,354,988

			1,354,988

		South Africa: 0.5%
96,700		Sasol Ltd.	1,799,183

			1,799,183

		South Korea: 0.5%
9,980	#	Samsung Electronics Co. Ltd. GDR	1,977,894

			1,977,894

		Spain: 1.4%
162,500		Banco Bilbao Vizcaya Argentaria SA	2,241,658
61,900		Inditex SA	1,531,911
68,918		Telefonica SA	1,034,189

			4,807,758

		Sweden: 0.6%
47,800		ForeningsSparbanken AB	997,309
210,300	@	Telefonaktiebolaget LM Ericsson ADR	1,162,410

			2,159,719

		Switzerland: 5.9%
52,684		Compagnie Financiere Richemont AG	1,459,473
20,218	@	Credit Suisse Group	645,787
49,520		Holcim Ltd.	2,616,806
23		Lindt & Spruengli AG	275,007
10,232		Nestle SA	2,348,673
7,600		Nobel Biocare Holding AG	1,181,717
88,377		Novartis AG	4,125,102
39,300		STMicroelectronics NV	678,459
4,023		Straumann Holding AG	855,645
32,507		Swiss Reinsurance	1,874,394
6,433		Swisscom AG	2,235,331
9,453		Syngenta AG	902,973
8,000		Synthes, Inc.	871,306
11,000		UBS AG	775,160

			20,845,833

		Taiwan: 0.2%
89,450		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	638,673

			638,673

		United Kingdom: 11.6%
288,400		AstraZeneca PLC ADR	11,903,224
251,716		BAE Systems PLC	1,025,205
71,500		Barclays PLC	684,620
242,700		BG Group PLC	1,629,904
147,241		BHP Billiton PLC	1,552,997
45,200		British Sky Broadcasting PLC	392,242
149,100		Diageo PLC	1,861,769
155,000		HBOS PLC	2,095,169
141,541		HSBC Holdings PLC	2,247,856
167,300		National Grid Transco PLC	1,414,687
107,000		Pearson PLC	1,146,076
92,900		Reed Elsevier PLC	816,192
106,200		Royal Bank of Scotland Group PLC	3,068,336
104,200		Smiths Group PLC	1,400,924
125,100		Unilever PLC	1,019,607
3,659,236		Vodafone Group PLC	8,775,527

			41,034,335

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		United States: 40.9%
13,900	@, L	Affiliated Computer Services, Inc.	$773,813
33,499	@	Agilent Technologies, Inc.	722,573
40,800		Allergan, Inc.	2,960,040
38,400	@, L	Altera Corp.	751,488
33,300		Altria Group, Inc.	1,566,432
4,200	@, L	Amazon.Com, Inc.	171,612
23,975		American Intl. Group, Inc.	1,630,060
62,200	@	American Standard Cos., Inc.	2,420,202
15,500	@, L	AmeriCredit Corp.	323,640
60,700	@	Amgen, Inc.	3,440,476
47,000		Anheuser-Busch Cos., Inc.	2,347,650
9,300	L	Applera Corp – Applied Biosystems Group	175,491
254,900	@	Applied Materials, Inc.	4,203,301
104,300	@	Applied Micro Circuits Corp.	326,459
96,100		AT&T Corp.	1,376,152
46,700		Automatic Data Processing, Inc.	1,929,644
43,200		Baker Hughes, Inc.	1,888,704
25,542		Bank of America Corp.	1,106,735
4,600	L	Beazer Homes USA, Inc.	491,694
30	@	Berkshire Hathaway, Inc.	2,599,499
14,600	@, L	Biogen IDEC, Inc.	893,082
20,500		Boise Cascade Corp.	682,240
17,800	@	Boston Scientific Corp.	707,194
108,375	@, L	Cablevision Systems Corp.– Class A	2,197,846
37,900		Carnival Corp.	1,792,291
26,000	@, L	Checkfree Corp.	719,420
9,500	L	Chubb Corp.	667,660
172,700	@	Cisco Systems, Inc.	3,125,870
28,000	@	Comcast Corp.	790,720
16,700		Costco Wholesale Corp.	694,052
20,900	@	COX Communications, Inc.	692,417
21,000	@	Credence Systems Corp.	151,200
108,500	L	Delphi Corp.	1,007,965
66,680	@, L	DIRECTV Group Inc.	1,172,901
70,800		Duke Energy Corp.	1,620,612
15,800	@	eBay, Inc.	1,452,652
46,900		Eli Lilly & Co.	2,816,345
8,280		Emerson Electric Co.	512,449
15,400		Estee Lauder Cos., Inc.	643,720
70,700		Exxon Mobil Corp.	3,416,931
72,400		Fannie Mae	4,590,159
38,600		Fluor Corp.	1,718,472
85,900	@	Forest Laboratories, Inc.	3,863,782
45,400		Freddie Mac	2,961,896
54,100		General Electric Co.	1,816,678
14,500	L	General Motors Corp.	615,960
3,500		Golden West Financial Corp.	388,325
76,700	@, L	IAC/InterActiveCorp	1,688,934
78,100	L	IKON Office Solutions, Inc.	938,762
8,700		Illinois Tool Works, Inc.	810,579
8,500	@, L	ImClone Systems, Inc.	449,225
25,500		Intel Corp.	511,530
7,000		International Business Machines Corp.	600,180
44,700	@, L	Interpublic Group of Cos., Inc.	473,373
2,300		International Paper Co.	92,943

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		United States: 40.9% (continued)
26,000	@	Jabil Circuit, Inc.	$598,000
80,712		JPMorgan Chase & Co.	3,206,688
92,300	@, L	KLA-Tencor Corp.	3,828,604
15,000	@	Kohl’s Corp.	722,850
19,700		Kraft Foods, Inc.	624,884
30,900	@, L	Lincare Holdings, Inc.	918,039
18,400		Linear Technology Corp.	666,816
33,700		Lowe’s Cos., Inc.	1,831,595
15,200		Medtronic, Inc.	788,880
96,400		Microsoft Corp.	2,665,460
42,200	@, L	Monster Worldwide, Inc.	1,039,808
31,100	@, L	Navistar Intl. Corp.	1,156,609
12,400		Northrop Grumman Corp.	661,292
13,600	@, L	Novellus Systems, Inc.	361,624
93,400	@	Peoplesoft, Inc.	1,853,990
31,800		PepsiCo, Inc.	1,547,070
32,275		Pfizer, Inc.	987,615
40,600	@, L	PMC – Sierra, Inc.	357,686
32,600	@, L	Polycom, Inc.	646,132
103,200		Qualcomm, Inc.	4,028,928
5,600		Raytheon Co.	212,688
40,900		Schlumberger Ltd.	2,752,979
62,700		SLM Corp.	2,796,420
313,850		Sprint Corp.	6,317,801
27,100		State Street Corp.	1,157,441
25,200		Sysco Corp.	753,984
125,100	@	Tenet Healthcare Corp.	1,349,829
48,800	@, L	Teradyne, Inc.	653,920
231,900	@	Time Warner, Inc.	3,742,867
27,000	@	Transocean, Inc.	966,060
18,500		United Technologies Corp.	1,727,530
56,000		Unocal Corp.	2,408,000
26,600		Verizon Communications, Inc.	1,047,508
118,150		Washington Mutual, Inc.	4,617,302
18,500	@, L	Weatherford Intl. Ltd.	943,870
10,100	@	WellPoint Health Networks	1,061,409
64,200		Wells Fargo & Co.	3,828,245
32,100		Xilinx, Inc.	866,700

			144,181,153

		Total Common Stock (Cost $311,548,600)	344,732,609

PREFERRED STOCK: 0.8%
		Australia: 0.2%
7,458		News Corp. Ltd. ADR	233,659
63,784		News Corp. Ltd.	499,993

			733,652

		Cayman Islands: 0.4%
78,000,000	#	SMFG Finance Ltd.	1,425,469

			1,425,469

		United States: 0.2%
26,900		Chubb Corp.	761,270

			761,270

		Total Preferred Stock (Cost $2,068,228)	2,920,391

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

RIGHTS: 0.0%
		Hong Kong: 0.0%
860		Hutchison Whampoa Ltd., 0.000%, due 12/24/2004		—

		(Cost $0)		—

CORPORATE BONDS: 0.1%
		Cayman Islands: 0.1%
$24,000,000		SMFG Finance Ltd., 2.250%, due 07/11/05		$438,595

		Total Corporate Bonds (Cost $492,201)		438,595

		Total Long-Term Investments (Cost $314,109,029)		348,091,595
SHORT-TERM INVESTMENTS: 4.3%
		Securities Lending Collateralcc: 4.3%
1,000,000		Goldman Sachs Promissory Note
		2.075%, due 10/01/04		1,000,000
14,152,380		The Bank of New York Institutional
		Cash Reserves Fund		14,152,380

		Total Short-Term Investments
		(Cost $15,152,380)		15,152,380

		Total Investments In Securities (Cost $329,261,409) *	103.0%	$363,243,975
		Other Assets and Liabilities—Net	(3.0)	(10,735,087)

		Net Assets	100.0%	$352,508,888

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $330,658,968.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$55,872,557
		Gross Unrealized Depreciation		(23,287,550)

		Net Unrealized Appreciation		$32,585,007

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

Percentage of
Industry	Net Assets

Advertising	0.1%
Aerospace/Defense	1.0
Agriculture	0.4
Airlines	0.3
Auto Manufacturers	2.9
Auto Parts and Equipment	0.3
Banks	8.5
Beverages	2.6
Biotechnology	1.2
Building Materials	1.9
Chemicals	1.3
Computers	0.8
Cosmetics/Personal Care	0.5
Distribution/Wholesale	0.3
Diversified Financial Services	5.6
Electric	1.3
Electrical Component and Equipment	0.8
Electronics	2.0
Engineering and Construction	1.0
Food	2.7
Forest Products and Paper	0.5
Gas	0.2
Hand/Machine Tools	0.6
Healthcare-Products	1.7
Healthcare-Services	0.9
Holding Companies-Diversified	0.1
Home Builders	0.1
Home Furnishings	0.1
Insurance	4.5
Internet	1.5
Leisure Time	0.5
Lodging	0.2
Media	5.0
Mining	2.4
Miscellaneous Manufacturing	2.2
Office/Business Equipment	0.6
Oil and Gas	6.6
Oil and Gas Services	1.6
Packaging and Containers	0.2
Pharmaceuticals	11.0
Real Estate	1.0
Retail	2.5
Savings and Loans	1.4
Semiconductors	4.9
Software	2.2
Telecommunications	10.1
Toys/Games/Hobbies	0.4
Transportation	0.2
Securities Lending Collateral	4.3
Other Assets and Liabilities, Net	(3.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Managed Global Portfolio	as of September 30, 2004 (Unaudited)(continued)

At September 30, 2004, the following forward currency exchange contracts were outstanding for the ING Capital Guardian Managed Global Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Canadian Dollar
CAD 9,671	Buy	10/01/04	$7,598	$7,642	$44
Canadian Dollar
CAD 10,021	Buy	10/04/04	7,885	7,918	33
Sterling Pound
GBP 8,487	Sell	10/04/04	15,270	15,353	(83)
Japanese Yen
JPY 174,807,150	Sell	12/04/04	1,603,000	1,592,086	10,914
Japanese Yen
JPY 2,702,173	Sell	10/04/04	24,365	24,522	(157)
Swedish Krona
CHF 632,086	Sell	11/17/04	501,974	507,114	(5,140)
Swedish Krona
CHF 2,118,242	Sell	12/01/04	1,682,961	1,700,392	(17,431)
Swedish Krona
CHF 1,161,004	Sell	12/07/04	923,065	932,190	(9,125)

					$(20,945)

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 1.4%
164,750	L	Advo, Inc.	$5,097,365
157,200	@	Valuevision Media, Inc.	2,104,908

			7,202,273

		Aerospace/Defense: 1.0%
26,950	@	Moog, Inc.	978,285
382,700	@, L	Orbital Sciences Corp.	4,370,434

			5,348,719

		Airlines: 2.6%
156,100	@, L	Alaska Air Group, Inc.	3,868,158
1,063,500	L	Delta Air Lines, Inc.	3,498,915
351,400	@, L	Northwest Airlines Corp.	2,884,994
277,500	@	Pinnacle Airlines Corp.	2,802,750

			13,054,817

		Apparel: 1.1%
252,100	@	Warnaco Group, Inc.	5,604,183

			5,604,183

		Auto Parts and Equipment: 0.2%
25,000		BorgWarner, Inc.	1,082,250

			1,082,250

		Banks: 7.2%
108,258	@	BOK Financial Corp.	4,829,389
35,000	L	Cathay General Bancorp	1,301,650
190,000		Citizens Banking Corp.	6,188,301
57,500	L	Cullen/Frost Bankers, Inc.	2,672,025
9,000		First Community Bancorp	369,000
124,250		First Midwest Bancorp, Inc.	4,294,080
151,937		Fulton Financial Corp.	3,251,452
34,000		Greater Bay BanCorp	977,500
59,000	@	Placer Sierra Bancshares	1,239,000
140,168		Provident Bankshares Corp.	4,702,636
35,200	@, L	Silicon Valley Bancshares	1,308,384
56,100		South Financial Group, Inc.	1,582,020
120,600		Sterling Bancshares, Inc.	1,622,070
124,100		Umpqua Holdings Corp.	2,799,696

			37,137,203

		Beverages: 0.8%
65,400		PepsiAmericas, Inc.	1,249,140
71,500	@	Robert Mondavi	2,800,655

			4,049,795

		Biotechnology: 1.2%
41,800	@	Cytokinetics, Inc.	555,940
187,900	@	Illumina, Inc.	1,110,489
109,100	@, L	Protein Design Labs, Inc.	2,136,178
223,000	@, @@, L	Qiagen NV	2,553,350

			6,355,957

		Chemicals: 2.7%
64,100	L	Lubrizol Corp.	2,217,860
772,500	@@	Methanex Corp.	11,641,575

			13,859,435

		Commercial Services: 3.8%
49,000	@, L	Advisory Board Co.	1,646,400
212,500	@, L	AMN Healthcare Services, Inc.	2,539,375
190,600	@	Arbitron, Inc.	6,977,866

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 3.8% (continued)
18,000	@, L	CoStar Group, Inc.	$885,420
39,150	@	Exponent, Inc.	1,078,583
96,000	@	Gaiam, Inc.	573,120
55,900	@	Kendle Intl., Inc.	295,711
39,600	@	Laureate Education, Inc.	1,473,912
26,900	@, L	Resources Connection, Inc.	1,016,282
88,900	@, @@	Steiner Leisure Ltd.	1,964,690
58,100	@	TNS, Inc.	1,127,140

			19,578,499

		Computers: 3.0%
86,700	@, L	BISYS Group, Inc.	1,266,687
722,000	@, L	Brocade Communications Systems, Inc.	4,079,300
480,800	@	Dot Hill Systems Corp.	3,856,016
629,500	@	Gateway, Inc.	3,116,025
30,900	@, L	Intergraph Corp.	839,553
173,356	@	Overland Storage, Inc.	2,425,250

			15,582,831

		Distribution/Wholesale: 0.5%
28,200	@, L	United Stationers, Inc.	1,223,880
44,500	@	Wesco Intl., Inc.	1,079,125

			2,303,005

		Diversified Financial Services: 2.2%
285,200	@, L	AmeriCredit Corp.	5,954,976
142,400	L	National Financial Partners Corp.	5,095,072

			11,050,048

		Electric: 1.7%
776,900	@, L	CMS Energy Corp.	7,396,088
59,300		Westar Energy, Inc.	1,197,860

			8,593,948

		Electrical Components and Equipment: 1.8%
545,100	@	Advanced Energy Industries, Inc.	5,063,979
305,300	@	Power-One, Inc.	1,978,344
118,700	@	Wilson Greatbatch Technologies, Inc.	2,123,543

			9,165,866

		Electronics: 4.3%
118,200	@, L	Benchmark Electronics, Inc.	3,522,360
326,500	@, L	Cymer, Inc.	9,357,490
203,700	@	Electro Scientific Industries, Inc.	3,534,195
128,200	@, L	FEI Co.	2,533,232
266,800	@, L	Plexus Corp.	2,945,472

			21,892,749

		Entertainment: 0.8%
546,400	@, L	Six Flags, Inc.	2,972,416
29,300		Speedway Motorsports, Inc.	976,569

			3,948,985

		Environmental Control: 0.3%
117,500	@, L	Tetra Tech, Inc.	1,488,725

			1,488,725

		Food: 2.2%
12,700		Corn Products Intl., Inc.	585,470
100,100	@	Del Monte Foods Co.	1,050,049
35,500	@@, L	Fresh Del Monte Produce, Inc.	884,305
376,800	L	Interstate Bakeries Corp.	1,469,520
196,700	@, L	Performance Food Group Co.	4,661,790
85,827		Tootsie Roll Industries, Inc.	2,507,865

			11,158,999

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 1.1%
69,275		Boise Cascade Corp.	$2,305,472
283,400		Glatfelter	3,511,326

			5,816,798

		Gas: 0.8%
30,700	L	Energen Corp.	1,582,585
114,700		Southwest Gas Corp.	2,747,065

			4,329,650

		Healthcare-Products: 1.9%
230,000	@, L	Chromavision Medical Systems, Inc.	204,700
364,500	@, L	CTI Molecular Imaging, Inc.	2,941,515
50,300		Kinetic Concepts, Inc.	2,643,265
154,600	@, L	Wright Medical Group, Inc.	3,883,552

			9,673,032

		Healthcare-Services: 1.2%
38,600	@, L	American Healthways, Inc.	1,123,646
73,500	@, L	LifePoint Hospitals, Inc.	2,205,735
176,200	@, L	VistaCare, Inc.	2,697,622

			6,027,003

		Home Builders: 1.6%
74,800	L	Beazer Homes USA, Inc.	7,995,372

			7,995,372

		Home Furnishings: 1.4%
278,500	L	Furniture Brands Intl., Inc.	6,984,780

			6,984,780

		Household Products/Wares: 1.8%
114,300	@, L	Jarden Corp.	4,170,807
60,500	@, L	Scotts Co.	3,881,075
35,000	L	WD-40 Co.	1,001,000

			9,052,882

		Housewares: 0.4%
106,600		Libbey, Inc.	1,993,420

			1,993,420

		Insurance: 3.2%
41,100	@@	Endurance Specialty Holdings Ltd.	1,321,365
157,100		First American Corp.	4,843,393
90,000	@@, L	Max Re Capital Ltd.	1,800,000
18,500	@, L	Philadelphia Consolidated Holding Co.	1,019,720
170,575	L	WR Berkley Corp.	7,191,442

			16,175,920

		Internet: 3.2%
201,800	@, L	Alloy, Inc.	764,822
48,366	@, L	Ariba, Inc.	451,738
25,300	@, L	Blue Nile Inc	852,104
41,000	@	Captiva Software Corp.	459,200
78,400	@	Earthlink, Inc.	807,520
159,000	@	Macromedia, Inc.	3,192,720
337,700	@	Matrixone, Inc.	1,708,762
154,000		Netbank, Inc.	1,541,540
76,000	@, L	NetFlix, Inc.	1,171,920
29,200	@, L	Proquest Co.	750,440
193,300	@, L	SupportSoft, Inc.	1,882,742
300,200	@, L	United Online, Inc.	2,887,924

			16,471,432

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Investment Companies: 1.1%
149,300	L	American Capital Strategies Ltd.	$4,679,062
127,300		Medallion Financial Corp.	1,152,065

			5,831,127

		Lodging: 1.9%
91,500	@@, L	Fairmont Hotels & Resorts, Inc.	2,499,780
70,600	@@, L	Four Seasons Hotels, Inc.	4,525,460
173,900	@@	Orient-Express Hotels Ltd.	2,841,526

			9,866,766

		Machinery-Diversified: 0.5%
46,600	L	Albany Intl. Corp.	1,389,146
24,600		Tennant Co.	997,038

			2,386,184

		Media: 3.4%
42,100	@, L	Citadel Broadcasting Corp.	539,722
53,300	@	Emmis Communications Corp.	962,598
26,300	@, L	Entercom Communications Corp.	858,958
274,200	@, L	Insight Communications	2,412,960
185,600	@, L	Mediacom Communications Corp. – Class A	1,211,968
348,700	@, L	Radio One, Inc.	4,966,573
362,000		Reader’s Digest Association, Inc.	5,281,580
77,000		World Wrestling Entertainment, Inc.	940,940

			17,175,299

		Miscellaneous Manufacturing: 2.5%
143,600	@, L	Actuant Corp.	5,917,756
152,800	L	Aptargroup, Inc.	6,718,616

			12,636,372

		Oil and Gas: 3.1%
36,000		Cabot Oil & Gas Corp.	1,616,400
130,600	@, L	Delta Petroleum Corp.	1,703,024
152,700	L	Helmerich & Payne, Inc.	4,380,963
24,600		Noble Energy, Inc.	1,432,704
40,400	L	Patterson-UTI Energy, Inc.	770,428
126,300		San Juan Basin Royalty TR	3,853,413
36,700	@	Spinnaker Exploration Co.	1,285,968
20,000		St. Mary Land & Exploration Co.	796,200

			15,839,100

		Oil and Gas Services: 1.6%
98,500	@	Hydril Co.	4,230,575
672,200	@, L	Newpark Resources	4,033,200

			8,263,775

		Packaging and Containers: 0.7%
139,800		Packaging Corp. of America	3,420,906

			3,420,906

		Pharmaceuticals: 4.0%
234,500	@, L	Amylin Pharmaceuticals, Inc.	4,811,940
213,900	@, L	Atherogenics, Inc.	7,048,005
114,500	@, L	Cell Therapeutics, Inc.	785,470
23,600	@, L	Eyetech Pharmaceuticals, Inc.	802,164
159,200	@	Inspire Pharmaceuticals, Inc.	2,504,216
125,800	@, L	Renovis, Inc.	1,007,658
232,900	@, L	Vicuron Pharmaceuticals, Inc.	3,418,972

			20,378,425

		Real Estate: 0.7%
239,900	@, L	Trammell Crow Co.	3,771,228

			3,771,228

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 4.9%
63,400		American Financial Realty Trust	$894,574
337,600		Annaly Mortgage Management, Inc.	5,783,088
355,900		Anthracite Capital, Inc.	3,957,608
90,900		Gramercy Capital Corp.	1,418,040
65,000	L	Luminent Mortgage Capital, Inc.	824,200
175,200	@	Meristar Hospitality Corp.	954,840
179,100	L	MFA Mortgage Investments, Inc.	1,649,511
42,700	L	Pan Pacific Retail Properties, Inc.	2,310,070
143,600		SL Green Realty Corp.	7,439,916

			25,231,847

		Retail: 5.5%
76,900		Borders Group, Inc.	1,907,120
260,200	@, L	California Pizza Kitchen, Inc.	5,685,370
95,000	L	Christopher & Banks Corp.	1,520,950
41,500		Landry’s Restaurants, Inc.	1,132,535
94,600	L	Lithia Motors, Inc.	2,011,196
123,900	@	Petco Animal Supplies, Inc.	4,046,574
65,229	@, L	PF Chang’s China Bistro, Inc.	3,162,954
166,100		Ruby Tuesday, Inc.	4,629,207
86,000	@, L	School Specialty, Inc.	3,389,260
30,300	@	Sports Authority, Inc.	702,960

			28,188,126

		Savings and Loans: 0.5%
26,700	@	Firstfed Financial Corp.	1,305,096
65,200	@	Franklin Bank Corp.	1,111,660

			2,416,756

		Semiconductors: 7.0%
72,800	@, @@, L	AMIS Holdings, Inc.	984,256
157,800	L	ASM Intl. NV	2,095,584
479,700	@, L	Credence Systems Corp.	3,453,840
526,700	@	Emcore Corp.	1,032,332
212,600	@	Fairchild Semiconductor Intl., Inc.	3,012,542
52,700	@, L	Formfactor, Inc.	1,020,799
56,600		Helix Technology Corp.	769,477
344,100	@, L	Kulicke & Soffa Industries, Inc.	1,944,165
528,900	@	LTX Corp.	2,861,349
397,100	@	MIPS Technologies, Inc.	2,263,470
241,100	@, L	MKS Instruments, Inc.	3,693,652
95,500	@	Netlogic Microsystems, Inc.	629,345
217,600	@, L	Pixelworks, Inc.	2,178,176
54,600	@, L	Power Integrations, Inc.	1,115,478
102,700	@, L	Rudolph Technologies, Inc.	1,719,198
56,400	@	Sigmatel, Inc.	1,196,244
952,300	@, L	Transwitch Corp.	1,199,898
242,400	@, L	Veeco Instruments, Inc.	5,083,128

			36,252,933

		Software: 1.5%
69,800	@	Ascential Software Corp.	940,206
20,200	@, L	Blackboard, Inc.	346,632
67,200	@, L	Embarcadero Technologies, Inc.	568,512
127,000	@	Netiq Corp.	1,358,900
300,000	@, L	Pinnacle Systems, Inc.	1,251,000
82,600	@, L	Quest Software, Inc.	918,512
27,000	L	Salesforce.com, Inc.	422,010

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.5% (continued)
143,100	@, L	SCO Group, Inc.	$549,504
65,400	@	SYNNEX Corp.	1,157,580

			7,512,856

		Telecommunications: 3.4%
210,200	@, L	Atheros Communications, Inc.	2,144,040
23,500	@, L	Commonwealth Telephone Enterprises, Inc.	1,023,425
38,700	@	General Communication, Inc.	350,235
247,800	@	Ixia	2,408,616
11,500	@	Jamdat Mobile, Inc.	265,305
110,600	@, L	Netgear, Inc.	1,351,532
72,000	@	Newport Corp.	825,840
105,500	@, L	Novatel Wireless, Inc.	2,479,250
50,600	@	Polycom, Inc.	1,002,892
195,900	@, L	West Corp.	5,706,567

			17,557,702

		Textiles: 0.6%
80,200		G&K Services, Inc.	3,187,148

			3,187,148

		Transportation: 1.4%
60,300	@	Celadon Group, Inc.	1,148,715
162,300	@	Central Freight Lines, Inc.	975,423
23,500	@	Kirby Corp.	943,525
126,300	@, L	Pacer Intl., Inc.	2,071,320
126,900	@	Swift Transportation Co., Inc.	2,134,458

			7,273,441

		Total Common Stock
		(Cost $512,073,172)	510,168,567

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 27.0%
		Securities Lending Collateralcc: 27.0%
$1,000,000		Capital One Master Trust, 1.840%, due 04/15/05		$1,000,000
5,000,000		Goldman Sachs Promissory Note 2.075%, due 10/01/04		5,000,000
132,191,000		The Bank of New York Institutional
		Cash Reserves Fund		132,191,000
		Total Short-Term Investments
		(Cost $138,191,000)		138,191,000

		Total Investments in Securities
		(Cost $650,264,172) *	126.7%	$648,359,567
		Other Assets and Liabilities—Net	(26.7)	(136,804,338)

		Net Assets	100.0%	$511,555,229

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $650,539,773.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$81,618,443
		Gross Unrealized Depreciation		(83,798,649)

		Net Unrealized Depreciation		$(2,180,206)

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 89.6%
		Austria: 0.8%
13,800		Bank Austria Creditanstalt AG	$981,341

			981,341

		Brazil: 9.9%
13,200		Banco Itau Holding Financeira SA ADR	732,600
28,500		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	569,715
42,400		Cia Energetica de Minas Gerais ADR	901,000
14,100		Cia Siderurgica Nacional SA ADR	218,973
169,800	@	Cia Vale do Rio Doce ADR	3,268,650
151,200	L	Petroleo Brasileiro SA ADR	4,826,304
90,600		Tele Norte Leste Participacoes SA ADR	1,198,638
21,000		Votorantim Celulose e Papel SA ADR	725,550

			12,441,430

		Chile: 0.8%
143,100		Enersis SA ADR	1,036,043

			1,036,043

		China: 2.7%
1,412,000		China Petroleum & Chemical Corp.	575,916
1,245,000	@	China Shipping Container Lines Co. Ltd.	534,845
2,288,000		China Telecom Corp Ltd.	740,175
588,000		Huaneng Power Intl., Inc.	475,529
1,896,000		PetroChina Co. Ltd.	1,015,860

			3,342,325

		Czech Republic: 0.8%
37,100		Cesky Telecom AS GDR	484,988
15,200		Komercni Banka AS GDR	560,880

			1,045,868

		Hong Kong: 3.1%
576,000		China Mobile Hong Kong Ltd.	1,755,351
1,138,000		China Resources Power Holdings Co.	652,905
368,000		Citic Pacific Ltd.	946,801
1,084,000		CNOOC Ltd.	566,833

			3,921,890

		India: 3.1%
46,200		Larsen & Toubro Ltd. GDR	854,700
27,400		Ranbaxy Laboratories Ltd. GDR	658,422
99,300	#, L	Reliance Industries Ltd. GDR	2,322,627

			3,835,749

		Indonesia: 2.1%
4,349,000		Bank Mandiri Persero Tbk PT	689,708
7,631,500		Bumi Resources Tbk PT	625,096
2,850,000		Telekomunikasi Indonesia Tbk PT	1,293,216

			2,608,020

		Israel: 3.1%
23,600	@, L	Check Point Software Technologies	400,492
140,100		Makhteshim-Agan Industries Ltd.	604,494
110,100		Teva Pharmaceutical Industries Ltd. ADR	2,857,095

			3,862,081

		Malaysia: 4.4%
693,800		Commerce Asset Holdings Bhd	821,449
400,000		Gamuda Bhd	531,579
204,000		Genting Bhd	907,352
491,500		Malayan Banking Bhd	1,423,092

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Malaysia: 4.4% (continued)
305,465		Public Bank Bhd	$570,310
440,600		Telekom Malaysia Bhd	1,298,751

			5,552,533

		Mexico: 6.1%
57,300		America Movil SA de CV ADR	2,236,420
29,580		Cemex SA de CV ADR	832,382
26,300		Grupo Aeroportuario del Sureste SA de CV ADR	581,230
197,400		Grupo Financiero Banorte SA de CV	928,788
182,600		Grupo Mexico SA de CV	736,485
21,900		Grupo Televisa SA ADR	1,154,787
35,529		Telefonos de Mexico SA de CV ADR	1,146,521

			7,616,613

		Peru: 1.0%
52,200		Cia de Minas Buenaventura SA ADR	1,239,750

			1,239,750

		Poland: 0.6%
87,300		Telekomunikacja Polska SA GDR	711,535

			711,535

		Russia: 3.9%
20,500	L	LUKOIL ADR	2,562,500
19,100	L	OAO Gazprom ADR	682,443
17,400	L	Surgutneftegaz ADR	628,314
6,900	@	Vimpel-Communications ADR	750,720
17,900	L	YUKOS ADR	288,190

			4,912,167

		South Africa: 8.4%
146,500		ABSA Group Ltd.	1,472,919
33,000	L	AngloGold Ashanti Ltd. ADR	1,283,700
744,000		FirstRand Ltd.	1,392,630
10,400		Impala Platinum Holdings Ltd.	833,606
248,000		MTN Group Ltd.	1,180,442
56,200		Sasol Ltd.	1,045,647
234,604		Standard Bank Group Ltd.	1,844,585
471,700		Steinhoff Intl. Holdings Ltd.	710,282
70,100		Telkom SA Ltd.	796,812

			10,560,623

		South Korea: 15.4%
13,770		Honam Petrochemical Corp.	543,852
25,660		Hyundai Motor Co.	1,181,080
69,126	@	Kookmin Bank	2,190,491
13,540		KT Corp.	438,305
11,970		LG Chem Ltd.	453,744
12,480		LG Electronics, Inc.	716,650
14,350		POSCO	2,139,292
21,692		Samsung Electronics Co. Ltd.	8,617,890
12,690		Samsung Fire & Marine Insurance Co. Ltd.	729,590
2,510		Shinsegae Co. Ltd.	667,452
10,000		SK Corp.	460,235
7,860		SK Telecom Co. Ltd.	1,199,716

			19,338,297

		Taiwan: 12.8%
511,400		Asustek Computer, Inc. GDR	1,104,624
54,700	L	AU Optronics Corp. ADR	684,844
530,000		Benq Corp.	549,262
1,244,559		Chinatrust Financial Holding Co.	1,340,779

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Taiwan: 12.8% (continued)
270,917	L	Compal Electronics, Inc. GDR	$1,343,832
608,439		Evergreen Marine Corp.	596,384
21,240		Formosa Plastics Corp.	33,155
136,000	L	Fubon Financial Holding Co. Ltd. GDR	1,249,106
198,949	L	HON HAI Precision Industry GDR	1,453,644
67,667		MediaTek, Inc.	454,151
1,965,000		Mega Financial Holding Co. Ltd.	1,237,725
1,471,960		Nan Ya Plastics Corp.	2,144,512
2,117,512		Taiwan Semiconductor Manufacturing Co. Ltd.	2,688,384
2,086,120	@	United Microelectronics Corp.	1,256,917

			16,137,319

		Thailand: 2.8%
317,500		Advanced Info Service PCL	766,799
183,200	@	Bangkok Bank PCL	436,105
577,000	@	Kasikornbank PCL	647,986
2,451,800		Land and Houses PCL	563,135
142,300		PTT PCL	580,745
86,500		Siam Cement PCL	556,200

			3,550,970

		Turkey: 2.7%
186,744,000		Arcelik	1,091,562
183,328,000		KOC Holding AS	1,073,412
363,266,000		Turkiye Garanti Bankasi AS	1,218,528

			3,383,502

		United States: 3.8%
28,000	L	iShares MSCI Emerging Markets Index Fund	4,830,000

			4,830,000

		United Kingdom: 1.3%
4,564		Anglo American PLC	1,642,838

			1,642,838

		Total Common Stock
		(Cost $111,176,723)	112,550,894

PREFERRED STOCK: 0.6%
		Brazil: 0.6%
2,950,000		Banco Itau Holding Financeira SA	326,574
29,300		Gerdau SA	476,035

			802,609

		Total Preferred Stock
		(Cost $513,898)	802,609

EQUITY LINKED SECURITIES: 2.1%
		India: 2.1%
220,800	@	Bharti Televentures	702,144
105,700	@	ICICI Bank Ltd.	657,454
21,400	@	Infosys Technologies ABN AMRO	788,590
23,200	@	Larsen & Toubro Ltd.	431,056

			2,579,244

		Total Equity-Linked Securities
		(Cost $2,281,389)	2,579,244

		Total Long-Term Investments (Cost $113,972,010)	115,932,747

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 12.6%
		Securities Lending Collateralcc: 12.6%
$15,843,545		The Bank of New York Institutional
		Cash Reserves Fund		$15,843,545

		Total Securities Lending Collateral
		(Cost $15,843,545)		15,843,545

		Total Short-Term Investments
		(Cost $15,843,545)		15,843,545

		Total Investments in Securities
		(Cost $129,815,555) *	104.9%	$131,776,292
		Other Assets and Liabilities—Net	(4.9)	(6,148,878)

		Net Assets	100.0%	$125,627,414

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Security purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $133,831,226.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,621,940
		Gross Unrealized Depreciation		(7,676,874)

		Net Unrealized Appreciation		$(2,054,934)

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of September 30, 2004 (Unaudited)(continued)

Percentage of
Industry	Net Assets

Auto Manufacturers	0.9%
Banks	14.3
Building Materials	1.1
Chemicals	4.9
Coal	0.5
Computers	1.5
Diversified Financial Services	1.7
Electric	2.4
Electrical Component and Equipment	7.4
Electronics	2.6
Engineering and Construction	1.6
Food	0.5
Forest Products and Paper	0.6
Holding Companies-Diversified	1.6
Home Builders	0.4
Home Furnishings	1.4
Insurance	0.6
Internet	0.3
Investment Companies	3.8
Iron/Steel	2.3
Lodging	0.7
Media	0.9
Mining	7.2
Oil and Gas	10.5
Pharmaceuticals	2.8
Retail	0.5
Semiconductors	3.5
Telecommunications	12.8
Transportation	0.9
Equity Linked Securities	2.1
Securities Lending Collateral	12.6
Other Assets and Liabilities, Net	(4.9)

Net Assets	100.0%

ING Eagle Asset Capital Appreciation Portfolio (formerly, ING Eagle Asset Value Equity Portfolio)	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 87.7%
		Advertising: 2.8%
81,800		Omnicom Group, Inc.	$5,976,308

			5,976,308

		Aerospace/Defense: 3.3%
75,400		United Technologies Corp.	7,040,852

			7,040,852

		Agriculture: 1.7%
78,300		Altria Group, Inc.	3,683,232

			3,683,232

		Banks: 6.9%
161,600		Bank of America Corp.	7,002,128
159,500		Wachovia Corp.	7,488,525

			14,490,653

		Computers: 3.7%
218,000	@	Dell, Inc.	7,760,800

			7,760,800

		Cosmetics/Personal Care: 2.0%
65,700		Kimberly-Clark Corp.	4,243,563

			4,243,563

		Diversified Financial Services: 3.5%
144,200		American Express Co.	7,420,532

			7,420,532

		Electrical Components and Equipment: 3.2%
108,000		Emerson Electric Co.	6,684,120

			6,684,120

		Environmental Control: 3.0%
228,900		Waste Management, Inc.	6,258,126

			6,258,126

		Healthcare-Products: 7.9%
273,800		Baxter Intl., Inc.	8,805,408
118,200		Guidant Corp.	7,805,928

			16,611,336

		Housewares: 2.6%
274,900		Newell Rubbermaid, Inc.	5,508,996

			5,508,996

		Media: 1.9%
254,700	@	Time Warner, Inc.	4,110,858

			4,110,858

		Miscellaneous Manufacturing: 4.6%
315,700	@@	Tyco Intl. Ltd.	9,679,362

			9,679,362

		Oil and Gas: 4.1%
178,200		Exxon Mobil Corp.	8,612,406

			8,612,406

		Pharmaceuticals: 9.3%
114,700		Merck & Co., Inc.	3,785,100
242,300		Pfizer, Inc.	7,414,380
227,600		Wyeth	8,512,240

			19,711,720

		Retail: 11.9%
224,300		CVS Corp.	9,449,758
187,930		Home Depot, Inc.	7,366,856
290,800		McDonald’s Corp.	8,151,124

			24,967,738

ING Eagle Asset Capital Appreciation Portfolio (formerly, ING Eagle Asset Value Equity Portfolio)	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Semiconductors: 2.4%
252,600		Intel Corp.	$5,067,156
4	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29

			5,067,185

		Software: 6.2%
152,200		Microsoft Corp.	4,208,330
502,200	@	Veritas Software Corp.	8,939,160

			13,147,490

		Telecommunications: 3.0%
463,900	@@	Nokia Oyj ADR	6,364,708

			6,364,708

		Transportation: 3.7%
90,400		FedEx Corp.	7,746,376

			7,746,376

		Total Common Stock
		(Cost $183,146,385)	185,086,361

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.4%
		Federal Home Loan Bank: 10.4%
$22,034,000		1.500%, due 10/01/04		$22,033,223

		Total Short-Term Investments
		(Cost $22,034,000)		22,033,223

		Total Investments In Securities
		(Cost $205,180,385)*	98.1%	$207,119,584
		Other Assets and Liabilities—Net	1.9	4,006,685

		Net Assets	100.0%	$211,126,269

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $205,625,740. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,697,557
		Gross Unrealized Depreciation		(7,203,713)

		Net Unrealized Appreciation		$1,493,844

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 93.7%
		Biotechnology: 14.8%
13,676	@	Amgen, Inc.	$775,155
4,459	@	Applera Corp – Celera Genomics Group	52,126
11,438	@	BioCryst Pharmaceuticals, Inc.	58,334
4,333	@	Biogen Idec, Inc.	265,050
3,150		Cambrex Corp.	69,143
7,980	@, @@	Cambridge Antibody Technology Group PLC ADR	86,982
2,500	@	Corgentech, Inc.	42,675
4,070	@	EntreMed, Inc.	7,041
5,799	@	Enzon Pharmaceuticals, Inc.	92,494
3,132	@	Exelixis, Inc.	25,244
14,785	@	Genentech, Inc.	775,029
5,533	@	Genzyme Corp.	301,051
4,838	@	ICOS Corp.	116,789
14,016	@	Incyte Corp.	134,974
16,475	@	InterMune, Inc.	194,240
13,283	@	MedImmune, Inc.	314,807
9,838	@	Millennium Pharmaceuticals, Inc.	134,879
96,178	@	Oscient Pharmaceuticals Corp.	341,432
13,210	@	PRAECIS Pharmaceuticals, Inc.	29,062
3,571	@	Protein Design Labs, Inc.	69,920
3,749	@	Regeneron Pharmaceuticals, Inc.	32,541
641	@	Transkaryotic Therapies, Inc.	11,365
2,354	@	Vical, Inc.	11,302

			3,941,635

		Chemicals: 0.7%
3,866	@@	Lonza Group AG	175,366

			175,366

		Commercial Services: 1.8%
12,347	@	First Health Group Corp.	198,663
11,424		McKesson Corp.	293,026

			491,689

		Electronics: 0.3%
4,265		Applera Corp. – Applied Biosystems Group	80,481

			80,481

		Healthcare-Products: 17.5%
7,526		Baxter Intl., Inc.	242,036
3,255		Beckman Coulter, Inc.	182,671
7,997	@	Boston Scientific Corp.	317,721
15,386	@	Columbia Laboratories, Inc.	46,927
2,198	@	Conceptus, Inc.	20,375
1,338		CR Bard, Inc.	75,771
5,435	@	Dade Behring Holdings, Inc.	302,827
3,159	@@	Fresenius Medical Care AG ADR	80,586
3,247		Guidant Corp.	214,432
3,571	@	Inamed Corp.	170,230
8,884	@	Inverness Medical Innovations, Inc.	184,787
13,378		Johnson & Johnson	753,584
3,300		Kinetic Concepts, Inc.	173,415
2,537	@	Kyphon, Inc.	62,867
10,606		Medtronic, Inc.	550,451
4,211	@, @@	Orthofix Intl. NV	144,648
2,500	@@	Q-Med, Inc. AB	62,724
46,362	@@	Smith & Nephew PLC	425,861

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 17.5% (continued)
2,675	@	St. Jude Medical, Inc.	$201,347
3,191		Stryker Corp.	153,423
9,575	@	Synovis Life Technologies, Inc.	91,537
2,934	@	TriPath Imaging, Inc.	24,000
2,144	@	Zimmer Holdings, Inc.	169,462

			4,651,682

		Healthcare-Services: 4.0%
1,338	@	Anthem, Inc.	116,741
7,131		HCA, Inc.	272,047
8,750	@	Humana, Inc.	174,825
1,982		Quest Diagnostics, Inc.	174,852
4,638	@	Tenet Healthcare Corp.	50,044
675	@	Triad Hospitals, Inc.	23,247
2,358	@	WellPoint Health Networks, Inc.	247,802

			1,059,558

		Insurance: 1.5%
5,625		Cigna Corp.	391,669

			391,669

		Miscellaneous Manufacturing: 0.2%
2,032		Pall Corp.	49,743

			49,743

		Pharmaceuticals: 51.8%
19,481		Abbott Laboratories	825,214
20,741	@	Abgenix, Inc.	204,506
5,273	@	Accredo Health, Inc.	124,285
4,407	@	Adolor Corp.	49,579
3,112		Allergan, Inc.	225,776
6,280		Alpharma, Inc.	114,861
1,661	@@	Altana AG	97,437
2,416		AmerisourceBergen Corp.	129,763
4,552	@@	Angiotech Pharmaceuticals, Inc.	92,269
11,704	@@	AstraZeneca PLC	477,828
4,497	@@	AstraZeneca PLC ADR	184,962
2,594	@	Atrix Laboratories, Inc.	79,610
117	@@	Aventis SA ADR	9,877
2,372	@	Barr Pharmaceuticals, Inc.	98,272
41,483		Bristol-Myers Squibb Co.	981,902
8,300	@@	Chugai Pharmaceutical Co. Ltd.	119,632
12,036	@	Cubist Pharmaceuticals, Inc.	118,916
13,300	@@	Daiichi Pharmaceutical Co. Ltd.	229,637
23,977	@	DOV Pharmaceutical, Inc.	410,966
14,845	@	DUSA Pharmaceuticals, Inc.	170,421
7,118	@	Dyax Corp.	54,382
5,194		Eli Lilly & Co.	311,900
1,445	@	Endo Pharmaceuticals Holdings, Inc.	26,530
2,739	@	Eyetech Pharmaceuticals, Inc.	93,099
6,000	@@	Fujisawa Pharmaceutical Co. Ltd.	135,385
16,810	@@	GlaxoSmithKline PLC ADR	735,101
4,740	@	Hospira, Inc.	145,044
4,459	@	ILEX Oncology, Inc.	112,233
3,339	@	ImClone Systems, Inc.	176,466
2,000	@@	Kissei Pharmaceutical Co. Ltd.	36,275
2,200	@, @@	Labopharm, Inc.	5,041
5,972	@	Ligand Pharmaceuticals, Inc.	59,839
1,736	@	Medco Health Solutions, Inc.	53,642

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Pharmaceuticals: 51.8% (continued)
7,615		Medicis Pharmaceutical Corp.		$297,290
5,475		Merck & Co., Inc.		180,675
3,658	@@	Merck KGaA		206,925
3,317	@	MGI Pharma, Inc.		88,531
23,580		Mylan Laboratories, Inc.		424,440
9,056	@	Nastech Pharmaceutical Co., Inc.		129,410
3,814	@	Neurocrine Biosciences, Inc.		179,868
10,190	@@	Novartis AG ADR		475,567
2,300	@, @@	Novo-Nordisk A/S – Class B		125,929
751	@	Orphan Medical, Inc.		7,946
1,737	@	OSI Pharmaceuticals, Inc.		106,756
3,959	@	Par Pharmaceutical Cos., Inc.		142,247
43,856		Pfizer, Inc.		1,341,993
4,459	@	Priority Healthcare Corp.		89,849
22,658	@@	QLT, Inc.		377,256
408	@	Renovis, Inc.		3,268
4,834	@@	Roche Holding AG		500,713
2,000	@@	ROHTO Pharmaceutical Co. Ltd.		20,370
7,395	@@	Sanofi-Aventis ADR		270,731
17,001	@	Santarus, Inc.		154,199
2,600	@@	Santen Pharmaceutical Co. Ltd.		46,827
2,290	@@	Schering AG		143,970
31,834		Schering-Plough Corp.		606,756
2,934	@	Sepracor, Inc.		143,121
11,560	@@	Serono SA ADR		177,215
3,000	@@	Taisho Pharmaceutical Co. Ltd.		55,653
4,459	@	Tanox, Inc.		75,223
18,767	@	Trimeris, Inc.		282,443
8,921		Wyeth		333,645
2,900	@@	Yamanouchi Pharmaceutical Co. Ltd.		93,837

				13,773,303

		Retail: 0.3%
1,782		CVS Corp.		75,076

				75,076

		Software: 0.8%
6,869	@	IDX Systems Corp.		222,899

				222,899

		Total Common Stock
		(Cost $25,052,243)		24,913,101

		Total Investments In Securities
		(Cost $25,052,243)*	93.7%	$24,913,101
		Other Assets and Liabilities—Net	6.3	1,677,557

		Net Assets	100.0%	$26,590,658

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	PLC	Public Limited Company

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$927,674
		Gross Unrealized Depreciation		(1,066,816)

		Net Unrealized Depreciation		$(139,142)

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 92.6%
		Aerospace/Defense: 1.8%
1,200		Lockheed Martin Corp.	$66,936

			66,936

		Apparel: 1.5%
1,300	@	Coach, Inc.	55,146

			55,146

		Auto Parts and Equipment: 0.5%
500	@@	Autoliv, Inc.	20,200

			20,200

		Banks: 1.5%
1,300		Investors Financial Services Corp.	58,669

			58,669

		Beverages: 1.0%
800		PepsiCo, Inc.	38,920

			38,920

		Biotechnology: 3.5%
500	@	Amgen, Inc.	28,340
600	@	Biogen Idec, Inc.	36,702
300	@	Genentech, Inc.	15,726
1,100	@	Millipore Corp.	52,635

			133,403

		Building Materials: 1.2%
1,300		Masco Corp.	44,889

			44,889

		Chemicals: 2.6%
800		Air Products & Chemicals, Inc.	43,504
1,200		Georgia Gulf Corp.	53,508

			97,012

		Coal: 1.4%
1,800		Massey Energy Co.	52,074

			52,074

		Commercial Services: 1.7%
2,900		Cendant Corp.	62,640

			62,640

		Computers: 5.6%
1,100	@	Affiliated Computer Services, Inc.	61,237
2,000	@	Cognizant Technology Solutions Corp.	61,020
1,500	@	Dell, Inc.	53,400
1,200	@	palmOne, Inc.	36,528

			212,185

		Distribution/Wholesale: 2.1%
1,400		Fastenal Co.	80,640

			80,640

		Diversified Financial Services: 4.4%
1,100		American Express Co.	56,606
3,000	@	Ameritrade Holding Corp.	36,030
450		Chicago Mercantile Exchange Holdings, Inc.	72,585

			165,221

		Entertainment: 0.6%
600		International Game Technology	21,570

			21,570

		Food: 1.1%
1,200		McCormick & Co., Inc.	41,208

			41,208

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 7.2%
500	@@	Alcon, Inc.	$40,100
600		Cooper Cos., Inc.	41,130
1,500		Medtronic, Inc.	77,850
800	@	St. Jude Medical, Inc.	60,216
1,200		Stryker Corp.	57,696

			276,992

		Healthcare-Services: 2.4%
900		Aetna, Inc.	89,937

			89,937

		Home Builders: 1.5%
900		Pulte Homes, Inc.	55,233

			55,233

		Insurance: 1.3%
700		American Intl. Group, Inc.	47,593

			47,593

		Internet: 7.4%
1,300	@	Amazon.com, Inc.	53,118
1,100	@	eBay, Inc.	101,134
800	@, @@	SINA Corp.	20,392
3,000	@	VeriSign, Inc.	59,640
1,500	@	Yahoo!, Inc.	50,865

			285,149

		Machinery-Diversified: 3.3%
700		Deere & Co.	45,185
1,300	@	Zebra Technologies Corp.	79,313

			124,498

		Miscellaneous Manufacturing: 6.4%
1,200		Cooper Industries Ltd.	70,800
3,400		General Electric Co.	114,172
1,900	@@	Tyco Intl. Ltd.	58,254

			243,226

		Oil and Gas: 6.5%
1,600		Apache Corp.	80,176
1,800		Burlington Resources, Inc.	73,440
1,400	@	Rowan Cos., Inc.	36,960
1,700		XTO Energy, Inc.	55,216

			245,792

		Oil and Gas Services: 1.1%
800	@	Weatherford Intl. Ltd.	40,816

			40,816

		Pharmaceuticals: 6.3%
2,500	@	Caremark Rx, Inc.	80,175
300		Eli Lilly & Co.	18,015
1,200		Medicis Pharmaceutical Corp.	46,848
1,700		Mylan Laboratories, Inc.	30,600
1,500		Schering-Plough Corp.	28,590
700	@	Sepracor, Inc.	34,146

			238,374

		Retail: 5.6%
1,000		Best Buy Co., Inc.	54,240
1,000	@	Chico’s FAS, Inc.	34,200
1,200		CVS Corp.	50,556
1,600	@	Starbucks Corp.	72,736

			211,732

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Semiconductors: 1.3%
2,400		Intel Corp.		$48,144

				48,144

		Software: 4.2%
1,100	@	Intuit, Inc.		49,940
3,900		Microsoft Corp.		107,835

				157,775

		Telecommunications: 7.6%
3,000	@	Cisco Systems, Inc.		54,300
7,000	@	Corning, Inc.		77,560
3,700		Motorola, Inc.		66,748
2,400		Qualcomm, Inc.		93,696

				292,304

		Total Common Stock
		(Cost $3,394,537)		3,508,278

		Total Investments In Securities
		(Cost $3,394,537)*	92.6%	$3,508,278
		Other Assets and Liabilities—Net	7.4	280,324

		Net Assets	100.0%	$3,788,602

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$203,809
		Gross Unrealized Depreciation		(90,068)

		Net Unrealized Appreciation		$113,741

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.9%
		Advertising: 0.0%
14,000	@	Clear Media Ltd.	$13,016

			13,016

		Aerospace/Defense: 1.4%
13,000	@	DRS Technologies, Inc.	486,720
11,800		EDO Corp.	327,450
30,100	@, L	L-3 Communications Holdings, Inc.	2,016,700

			2,830,870

		Agriculture: 1.3%
85,600		Archer-Daniels-Midland Co.	1,453,488
29,400		Bunge Ltd.	1,175,412

			2,628,900

		Apparel: 1.2%
36,400	@	Columbia Sportswear Co.	1,983,800
48,754		Ted Baker PLC	372,300

			2,356,100

		Auto Parts and Equipment: 1.0%
15,100	@@	Autoliv, Inc.	610,040
8,800		BorgWarner, Inc.	380,952
92,200	@, L	IMPCO Technologies, Inc.	451,780
6,181		Nokian Renkaat Oyj	673,735

			2,116,507

		Banks: 2.9%
800		Banco Itau Holding Financeira SA ADR	44,400
13,036		Bank Austria Creditanstalt AG	927,011
154,000		Bank of Yokohama Ltd.	827,439
6,800	L	Boston Private Financial Holdings, Inc.	169,728
584,015		Capitalia S.p.A.	2,151,615
4,000		Commerce Bancorp, Inc.	220,800
800		Deutsche Bank AG	57,552
25,000		Hiroshima Bank Ltd.	107,362
3,700		Investors Financial Services Corp.	166,981
18,500		Nara Bancorp, Inc.	372,775
137,000	@@	The Bank of Fukuoka Ltd.	654,612
2,700		Wintrust Financial Corp.	154,656

			5,854,931

		Beverages: 0.1%
13,203	@	Green Mountain Coffee Roasters, Inc.	277,527

			277,527

		Biotechnology: 8.1%
12,253	@, L	Affymetrix, Inc.	376,290
76,300	@, L	Charles River Laboratories Intl., Inc.	3,494,540
2,200	@	Genentech, Inc.	115,324
638,000		Global Bio-Chem Technology Group Co. Ltd.	487,073
203,700	@	Harvard Bioscience, Inc.	896,280
67,100	@	Illumina, Inc.	396,561
9,100	@	Immunogen, Inc.	45,955
6,200	@, L	Integra LifeSciences Holdings Corp.	199,082
91,100	@, L	Invitrogen Corp.	5,009,589
4,900	@	Martek Biosciences Corp.	238,336
23,500	@	Millipore Corp.	1,124,475
1,000		Novozymes A/S	45,127
308,300	@, L	Qiagen NV	3,530,035
5,600	@, L	Seattle Genetics, Inc.	36,792

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Biotechnology: 8.1% (continued)
5,600	@, L	Serologicals Corp.	$130,648
41,700		Stratagene Corp.	296,070
41,200	@	Strategic Diagnostics, Inc.	88,168

			16,510,345

		Chemicals: 1.8%
1,700		Ashland, Inc.	95,336
15,000	@, L	Cabot Microelectronics Corp.	543,750
31,400	L	Ecolab, Inc.	987,216
4,400		IMC Global, Inc.	76,516
3,800		K+S AG	163,327
6,000	L	Minerals Technologies, Inc.	353,160
13,400	@@	Nitto Denko Corp.	616,818
11,900		Nova Chemicals Corp.	459,228
9,200	L	Sinopec Shanghai Petrochemical Co. Ltd.	356,132

			3,651,483

		Coal: 2.3%
22,700		Arch Coal, Inc.	805,623
43,700	L	Consol Energy, Inc.	1,524,693
29,400		Massey Energy Co.	850,542
25,600		Peabody Energy Corp.	1,523,200

			4,704,058

		Commercial Services: 3.4%
42,978	@, L	Bright Horizons Family Solutions, Inc.	2,333,276
22,033	@	ChoicePoint, Inc.	939,707
2,100	@	Education Management Corp.	55,944
328		Fullcast Co. Ltd.	667,793
24,100		Icon PLC	793,131
3,700	L	Moody’s Corp.	271,025
26,100	@	Parexel Intl. Corp.	511,560
19,700	@, L	Pharmaceutical Product Development, Inc.	709,200
41,515	@	Princeton Review, Inc.	311,363
11,957	@	Proxymed, Inc.	119,211
5		SGS Societe Generale Surveillance Holdings SA	2,749
5,600	@, L	Universal Technical Institute, Inc.	169,008

			6,883,967

		Computers: 2.1%
33,700	@, L	Affiliated Computer Services, Inc.	1,876,079
9,600	@, L	DST Systems, Inc.	426,912
328,899	@@	Hon Hai Precision Industry Co. Ltd.	1,133,164
2,100	L	National Instruments Corp.	63,567
4,300	@@, L	Research In Motion Ltd.	328,262
20,900	@	Synopsys, Inc.	330,847
5,700		Talx Corp.	131,613

			4,290,444

		Cosmetics/Personal Care: 0.2%
7,700		Estee Lauder Cos., Inc. – Class A	321,860
100		Kose Corp.	3,830

			325,690

		Distribution/Wholesale: 0.3%
10,400	L	CDW Corp.	603,512

			603,512

		Diversified Financial Services: 0.6%
9,300		Doral Financial Corp.	385,671
38,000		Mitsubishi Securities Co. Ltd.	366,204
11,800		TSX Group, Inc.	429,836

			1,181,711

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.3%
11,090		LG Electronics, Inc.	$636,831

			636,831

		Electronics: 4.0%
5,800	@, L	Dionex Corp.	317,260
103,000		Elec & Eltek Intl. Co. Ltd.	295,737
5,700	@, L	Flir Systems, Inc.	333,450
34	L	Garmin Ltd.	1,471
23,300		Gentex Corp.	818,529
1,400	@@	Keyence Corp.	294,552
19,600	@, L	Mettler Toledo Intl., Inc.	925,512
4,800	@	Molecular Devices Corp.	113,136
161,850		Symbol Technologies, Inc.	2,045,784
10,000	@	Thermo Electron Corp.	270,200
61,400	@	Waters Corp.	2,707,740

			8,123,371

		Engineering and Construction: 1.3%
200		Arcadis NV	2,900
20,100	@@	Chicago Bridge & Iron Co. NV	602,799
20,500	@	Dycom Industries, Inc.	581,995
19,700	L	Fluor Corp.	877,044
132,400	@, L	Foster Wheeler Ltd.	62,228
12,800	@	Jacobs Engineering Group, Inc.	490,112

			2,617,078

		Entertainment: 0.1%
5,627	@, L	Macrovision Corp.	135,498

			135,498

		Environmental Control: 0.8%
10,600	@	Bennett Environmental, Inc.	52,349
42,600	@, L	Ionics, Inc.	1,150,200
3,726	@, L	Tetra Tech, Inc.	47,208
21,900	@	Zenon Environmental, Inc.	362,015

			1,611,772

		Food: 3.9%
32,700		Corn Products Intl., Inc.	1,507,470
53,493		Glanbia PLC	173,049
31,700		Hershey Foods Corp.	1,480,707
5,361,000		Indofood Sukses Makmur Tbk PT	396,278
189		Lindt & Spruengli AG	217,607
31,100		McCormick & Co., Inc.	1,067,974
557,000		People’s Food Holdings Ltd.	383,919
85,200	@, L	Smithfield Foods, Inc.	2,130,000
2,500	@	SunOpta, Inc.	19,450
5,600	@	Whole Foods Market, Inc.	480,424
4,400		Wimm-Bill-Dann Foods OJSC	67,100

			7,923,978

		Forest Products and Paper: 0.5%
600	@	International Forest Products	3,817
416,000		Lee & Man Paper Manufacturing Ltd.	317,662
8,400	L	Plum Creek Timber Co., Inc.	294,252
169,400	@	Sino-Forest Corp.	451,091

			1,066,822

		Healthcare-Products: 1.6%
15,800	@	Cholestech Corp.	106,808
38,100	@	Edwards Lifesciences Corp.	1,276,350
15,600	@	Epix Medical, Inc.	301,236

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 1.6% (continued)
1,500	@	Gen-Probe, Inc.	$59,805
786,000		Hengan Intl. Group Co. Ltd.	400,658
4,200	@	Lifeline Systems, Inc.	102,564
7,200	@	Orthologic Corp.	50,688
6,600	@, L	Possis Medical, Inc.	103,356
8,900	@	Sola Intl., Inc.	169,545
10,300	@	Sonic Innovations, Inc.	46,968
16,600	@	Techne Corp.	633,788

			3,251,766

		Healthcare-Services: 4.1%
15,100		Aetna, Inc.	1,508,943
65	@, L	American Healthways, Inc.	1,892
3,000	@, L	Amerigroup Corp.	168,750
2,000	@, L	Centene Corp.	85,160
17,400	@	Community Health Systems, Inc.	464,232
39,300	@	Covance, Inc.	1,570,820
16,950	@	Coventry Health Care, Inc.	904,622
18,900	@	Humana, Inc.	377,622
39,800	@	Inveresk Research Group, Inc.	1,468,222
11,443	@, L	Molina Healthcare, Inc.	406,227
8,800	@	Pediatrix Medical Group, Inc.	482,680
74,600	@	Res-Care, Inc.	884,010

			8,323,180

		Home Builders: 0.4%
55,000		Sekisui House Ltd.	525,290
4,700	@, L	Toll Brothers, Inc.	217,751

			743,041

		Home Furnishings: 1.0%
58,700		Alba PLC	809,933
9,700		Harman Intl. Industries, Inc.	1,045,174
2,656		Rational AG	191,328

			2,046,435

		Household Products/Wares: 0.2%
16,450	@	Fossil, Inc.	508,963

			508,963

		Insurance: 2.7%
72,400	@	Assurant, Inc.	1,882,400
2,500		Brown & Brown, Inc.	114,250
3,550		MBIA, Inc.	206,646
2,200		Mercury General Corp.	116,358
6,800	@	Ohio Casualty Corp.	142,324
4,300		Progressive Corp.	364,425
28,200		Reinsurance Group Of America	1,161,840
200	@@	Scottish Re Group Ltd.	4,234
38,200		WR Berkley Corp.	1,610,512

			5,602,989

		Internet: 1.0%
35,789	@, L	aQuantive, Inc.	345,364
25,700	@, L	Covad Communications Group, Inc.	43,176
3,650	@, L	eResearch Technology, Inc.	48,655
32,500	@, L	Lionbridge Technologies	279,175
85,688	@, L	Realnetworks, Inc.	399,306
6,419	@	RSA Security, Inc.	123,887
2,700	@, L	Sohu.com, Inc.	44,901
1,200	@	Symantec Corp.	65,856

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Internet: 1.0% (continued)
35,000	@, L	VeriSign, Inc.	$695,799
1,900	@	Websense, Inc.	79,173

			2,125,292

		Iron/Steel: 6.9%
65,600		BHP Steel Ltd.	415,936
73,770		IPSCO, Inc.	2,055,919
232,000		Nippon Steel Corp.	552,137
61,700		Nucor Corp.	5,637,529
122,100	@	Steel Dynamics, Inc.	4,715,502
21,600		United States Steel Corp.	812,592

			14,189,615

		Leisure Time: 0.4%
20,000	@	Royal Caribbean Cruises Ltd.	872,000

			872,000

		Machinery-Diversified: 3.3%
108,500	@	AGCO Corp.	2,454,270
26,700		CNH Global NV	522,786
19,800	@	Flowserve Corp.	478,764
41,950		Graco, Inc.	1,405,325
6,700	@	Heidelberger Druckmaschinen	199,554
19,500		Rockwell Automation, Inc.	754,650
16,200	@, L	Zebra Technologies Corp.	988,362

			6,803,711

		Media: 0.7%
23,100		Astral Media, Inc.	517,653
100	@	Modern Times Group AB	1,868
3,100	@	Salem Communications Corp.	78,492
1,200		Scripps Co. (E.W.)	57,336
357	@	SKY Perfect Communications, Inc.	419,290
8,800	@, L	Sogecable SA	355,277

			1,429,916

		Metal Fabricate/Hardware: 0.0%
200		Worthington Industries, Inc.	4,270

			4,270

		Mining: 9.4%
74,700		Agnico-Eagle Mines Ltd.	1,059,512
72,700		Cia de Minas Buenaventura SA	1,726,625
22,300		Falconbridge Ltd.	592,059
78,600	L	Freeport-McMoRan Copper & Gold, Inc.	3,183,300
8,300		Glamis Gold Ltd.	155,459
2,600		Goldcorp, Inc.	36,036
13,200	@	Golden Star Resources Ltd.	69,153
55,600		Harmony Gold Mining Co. Ltd.	758,477
147,300	@	High River Gold Mines Ltd.	216,489
46,800	@	Inmet Mining Corp.	809,861
252,100	@	Kinross Gold Corp.	1,708,046
147,900	L	Newmont Mining Corp.	6,733,886
5,700		Phelps Dodge Corp.	524,571
70,800		Teck Cominco Ltd.	1,522,238
26,600		Xstrata PLC	438,017

			19,533,729

		Miscellaneous Manufacturing: 0.2%
7,700	@	Cuno, Inc.	444,675
1,200		Teleflex, Inc.	51,000

			495,675

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 8.2%
68,073		Caltex Australia Ltd.	$458,742
43,600		Globalsantafe Corp.	1,336,340
5		JKX Oil & Gas PLC	11
43,000	@, @@	Nabors Industries Ltd.	2,036,050
8,700		Niko Resources Ltd.	273,261
21,600	@, L	Noble Corp.	970,920
121,500	@	Parker Drilling Co.	445,905
13,100	@	Patterson-UTI Energy, Inc.	249,817
37,800	@	PetroKazakhstan, Inc.	1,281,655
59,600	@	Pioneer Drilling Co.	500,640
9,000	@	Precision Drilling Corp.	517,225
20,200	@	Premcor, Inc.	777,700
43,000	@, L	Pride Intl., Inc.	850,970
21,100	@, L	Rowan Cos., Inc.	557,040
67,800	@	Southwestern Energy Co.	2,846,921
12,500		Talisman Energy, Inc.	323,750
11,800	@	Tesoro Petroleum Corp.	348,454
24,400	@	Transocean, Inc.	873,032
23,100	@	Unit Corp.	810,348
15,400		Valero Energy Corp.	1,235,234

			16,694,015

		Oil and Gas Services: 6.3%
39,600	@	BJ Services Co.	2,075,436
28,200	@, L	Cal Dive Intl., Inc.	1,004,484
19,600	@	Cooper Cameron Corp.	1,074,864
13,800	@	Core Laboratories NV	339,342
14,400	@	FMC Technologies, Inc.	480,960
99,000	@	Global Industries Ltd.	611,820
10,700	@	Gulf Island Fabrication, Inc.	238,610
7,400	@	Hydril Co.	317,830
91,100	@, L	Input/Output, Inc.	939,241
4,000	@, L	Lone Star Technologies, Inc.	151,200
15,700	@	National-Oilwell, Inc.	515,902
23,300	@	Oceaneering Intl., Inc.	858,372
48,400		Pason Systems Inc	1,188,249
13,600	@	Smith Intl., Inc.	825,928
68,100	@	Varco Intl., Inc.	1,826,442
9,800	@, L	Weatherford Intl. Ltd.	499,996

			12,948,676

		Packaging and Containers: 0.4%
34,200		Packaging Corp. of America	836,874

			836,874

		Pharmaceuticals: 2.3%
64,745	@	Caremark Rx, Inc.	2,076,372
16,200	@, L	Connetics Corp.	437,724
9,700	@, L	Dendreon Corp.	81,577
12,600	L	Dr Reddy’s Laboratories Ltd.	203,112
13,000	@, L	HealthExtras, Inc.	181,220
15,463		Merck KGaA	874,709
3,200	@	Neogen Corp.	62,496
14,300		Ranbaxy Laboratories Ltd. GDR	343,629
3,857	@@	Roche Holding AG	399,514
100		Warner Chilcott PLC	5,557

			4,665,910

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.4%
2,900		CBL & Associates Properties, Inc.	$176,755
9,300		Corporate Office Properties Trust	238,266
3,800		General Growth Properties, Inc.	117,800
1,200		Kimco Realty Corp.	61,560
4,900		Pan Pacific Retail Properties, Inc.	265,090

			859,471

		Retail: 6.1%
44,400	@, L	AC Moore Arts & Crafts, Inc.	1,098,012
13,336	@, L	Buffalo Wild Wings, Inc.	373,941
51,900	@	Carmax, Inc.	1,118,445
2,600	@	Chico’s FAS, Inc.	88,920
7,700		Don Quijote Co. Ltd.	447,500
3,900		Folli – Follie SA	112,279
14,800	@, L	HOT Topic, Inc.	252,192
1,500	@	Jack in The Box, Inc.	47,595
3,400		JUMBO SA	19,420
43,000		Komeri Co. Ltd.	934,103
14,000	@, L	Krispy Kreme Doughnuts, Inc.	177,240
42,458		Massmart Holdings Ltd.	257,043
17,400		Nitori Co. Ltd.	999,069
49,400	L	Outback Steakhouse, Inc.	2,051,582
9,600	@, L	Pacific Sunwear of California, Inc.	202,080
84,148		Peacock Group PLC	379,278
1,500	L	PETsMART, Inc.	42,585
7,800		Plant Co. Ltd.	113,941
14,100	@, L	Red Robin Gourmet Burgers, Inc.	615,747
5,300	@	RONA, Inc.	141,300
16,300		Ross Stores, Inc.	382,072
19,700	@, L	Select Comfort Corp.	358,540
88,575	@	Sonic Corp.	2,270,177
894		World Fuel Services Corp.	32,005

			12,515,066

		Savings and Loans: 0.1%
1,900		Golden West Financial Corp.	210,805

			210,805

		Semiconductors: 0.3%
7,400		Analog Devices, Inc.	286,972
3,000	@, L	Cree, Inc.	91,590
4,400	@, L	International Rectifier Corp.	150,920
4,000	@	KLA-Tencor Corp.	165,920

			695,402

		Software: 2.1%
5,000		Adobe Systems, Inc.	247,350
7,083	@, L	Cerner Corp.	306,411
110,300		IMS Health, Inc.	2,638,376
16		iSOFT Group PLC	113
13,141	@, L	Mantech Intl. Corp.	246,000
14,960	@	Open Solutions, Inc.	373,551
6,354	@	PLATO Learning, Inc.	56,169
2,800	@, L	Renaissance Learning, Inc.	60,676
12,600	@, L	THQ, Inc.	245,196
27,400	@	Vastera, Inc.	48,498

			4,222,340

		Telecommunications: 2.7%
14,900		America Movil SA de CV ADR	581,547
200	@, L	Avaya, Inc.	2,788

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.7% (continued)
8,900	@, L	Golden Telecom, Inc.	$253,917
138,600		MTN Group Ltd.	659,715
34,800	@, L	Netgear, Inc.	425,256
33,543	@, L	NII Holdings, Inc.	1,382,307
6	@	Option Intl.	144
34,100	L	Philippine Long Distance Telephone	853,864
7,600	@	Plantronics, Inc.	328,624
9,522	@	Safenet, Inc.	251,190
44,000	@@	Telekomunikasi Indonesia Tbk PT ADR	778,360

			5,517,712

		Transportation: 0.5%
3,300	L	Alexander & Baldwin, Inc.	112,002
4,200	L	CH Robinson Worldwide, Inc.	194,838
3,500	L	Expeditors Intl. Washington, Inc.	180,950
21,200	@	Golar LNG Ltd.	335,206
2,500	@	Landstar System, Inc.	146,700
900		Sea Containers Ltd.	13,725

			983,421

		Total Common Stock
		(Cost $185,861,370)	202,424,685

PREFERRED STOCK: 0.1%
		Iron/Steel: 0.1%
15,900		Usinas Siderurgicas de Minas Gerais SA	244,701

		Total Preferred Stock
		(Cost $228,029)	244,701

		Total Long-Term Investments
		(Cost $186,089,399)	202,669,386

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 18.8%
		Securities Lending Collateralcc: 18.8%
$38,380,742		The Bank of New York Institutional
		Cash Reserves Fund		$38,380,742

		Total Securities Lending Collateral
		(Cost $38,380,742)		38,380,742

		Total Short-Term Investments
		(Cost $38,380,742)		38,380,742

		Total Investments in Securities
		(Cost $224,470,141) *	117.8%	$241,050,128
		Other Assets and Liabilities—Net	(17.8)	(36,417,930)

		Net Assets	100.0%	$204,632,198

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	cc	Securities purchased with cash collateral for securities loaned.

	*	Cost for federal income tax purposes is $224,574,652.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,439,953
		Gross Unrealized Depreciation		(7,974,477)

		Net Unrealized Appreciation		$16,465,476

ING Goldman Sachs TollkeeperSM Portfolio	PORTFOLIO OF INVESTEMENTS
(formerly, ING Goldman Sachs Internet TollkeeperSM Portfolio)	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.0%
		Advertising: 1.5%
20,960	@	Lamar Advertising Co.	$872,146

			872,146

		Commercial Services: 3.5%
60,565	@	Iron Mountain, Inc.	2,050,125

			2,050,125

		Computers: 7.3%
82,320	@	Dell, Inc.	2,930,592
119,370	@	EMC Corp.	1,377,530

			4,308,122

		Entertainment: 0.9%
21,520		GTECH Holdings Corp.	544,886

			544,886

		Healthcare-Products: 1.2%
10,810		Guidant Corp.	713,892

			713,892

		Internet: 14.0%
76,590	@	Avocent Corp.	1,993,639
53,590	@	CheckFree Corp.	1,482,835
15,610	@	eBay, Inc.	1,435,183
7,700	@	Google, Inc.	997,920
16,250	@	Symantec Corp.	891,800
44,830	@	Yahoo!, Inc.	1,520,185

			8,321,562

		Media: 29.2%
109,901	@	Cablevision Systems Corp.	2,228,792
81,750	@	Citadel Broadcasting Corp.	1,048,035
63,720		Clear Channel Communications, Inc.	1,986,152
42,010	@	Comcast Corp.	1,172,919
41,080	@	Cox Communications, Inc.	1,360,980
26,030	@	EchoStar Communications Corp.	810,054
21,940		E.W. Scripps Co.	1,048,293
100,040	@	Time Warner, Inc.	1,614,646
78,580	@	Univision Communications, Inc.	2,483,914
78,310		Viacom, Inc.	2,628,084
47,600	@	Westwood One, Inc.	941,052

			17,322,921

		Semiconductors: 9.1%
28,320		Intel Corp.	568,099
28,480	@	KLA-Tencor Corp.	1,181,350
35,930		Linear Technology Corp.	1,302,103
25,620	@, @@	Marvell Technology Group Ltd.	669,451
76,040	@	Tessera Technologies, Inc.	1,680,484

			5,401,487

		Software: 11.3%
11,810	@	Electronic Arts, Inc.	543,142
11,420		First Data Corp.	496,770
134,520		Microsoft Corp.	3,719,477
9,900	@	NAVTEQ Corp.	352,836
63,820	@	Salesforce.com, Inc.	997,507
17,730	@	Take-Two Interactive Software, Inc.	582,431

			6,692,163

ING Goldman Sachs TollkeeperSM Portfolio	PORTFOLIO OF INVESTEMENTS
(formerly, ING Goldman Sachs Internet TollkeeperSM Portfolio)	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Telecommunications: 20.0%
41,170		ADTRAN, Inc.		$933,736
120,530	@	Cisco Systems, Inc.		2,181,593
297,620	@	Crown Castle Intl. Corp.		4,428,586
110,510		Qualcomm, Inc.		4,314,310

				11,858,225

		Total Common Stock
		(Cost $55,170,217)		58,085,529

		Total Investments In Securities
		(Cost $55,170,217)*	98.0%	$58,085,529
		Other Assets and Liabilities—Net	2.0	1,180,470

		Net Assets	100.0%	$59,265,999

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $56,326,800.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,523,735
		Gross Unrealized Depreciation		(3,765,006)

		Net Unrealized Appreciation		$1,758,729

ING Hard Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 94.2%
		Agriculture: 1.5%
1,143,800	@@	IOI Corp BhD	$2,814,350

			2,814,350

		Chemicals: 1.5%
119,610	@@	LG Petrochemical Co. Ltd.	2,658,665

			2,658,665

		Energy-Alternate Sources: 0.3%
527,100	@, @@, I	ITM Power PLC	629,517

			629,517

		Engineering and Construction: 2.6%
1,331,928	@, @@	Bradken Ltd.	3,116,246
38,750	@@, #	Orascom Construction Industries GDR	1,683,250

			4,799,496

		Investment Companies: 2.0%
300,000	@@, I	Novy Neft II Ltd.	3,652,500

			3,652,500

		Iron/Steel: 9.1%
224,414	@@	Arcelor	4,158,484
228,790	@@	Cia Siderurgica Nacional SA ADR	3,553,109
1,035,000	@@	Nippon Steel Corp.	2,463,199
13,400	@@	POSCO	1,997,666
94,940	@@	Tenaris SA ADR	4,328,314

			16,500,772

		Mining: 36.6%
124,690	@@	Alcan, Inc.	5,960,843
138,700	@@	Antofagasta PLC	2,846,387
962,800	@@	BHP Billiton Ltd.	9,962,913
205,784	@@	Cia de Minas Buenaventura SA ADR	4,887,370
308,000	@@	Cia Vale do Rio Doce ADR	6,342,126
207,986	@@	Gold Fields Ltd.	2,834,979
34,200	@@	Impala Platinum Holdings Ltd.	2,741,282
89,490	@@	MMC Norilsk Nickel ADR	5,682,615
585,800	@@	Newcrest Mining Ltd.	6,520,438
95,263	@@	Newmont Mining Corp.	4,337,324
68,623		Phelps Dodge Corp.	6,315,375
119,137	@@	Rio Tinto Ltd.	3,289,439
290,972	@@	Xstrata PLC	4,791,383

			66,512,474

		Oil and Gas: 32.2%
968,337	@@	BG Group PLC	6,503,077
1,277,470	@@	BP PLC	12,190,859
155,540		ChevronTexaco Corp.	8,343,166
5,318,000	@@	CNOOC Ltd.	2,780,830
47,650		ConocoPhillips	3,947,803
195,276		Exxon Mobil Corp.	9,437,689
38,510	@@	LUKOIL ADR	4,813,750
58,660	@@	Mol Magyar Olaj- es Gazipari Rt. GDR	2,865,383
348,710	@@	Shell Transport & Trading Co. PLC	2,559,009
25,180	@@	Total SA	5,142,675

			58,584,241

ING Hard Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Oil and Gas Services: 8.4%
74,990		Baker Hughes, Inc.		$3,278,563
85,330	@	BJ Services Co.		4,472,145
350,550	@@	Saipem S.p.A.		3,948,538
52,560		Schlumberger Ltd.		3,537,814

				15,237,060

		Total Common Stock
		(Cost $149,106,772)		171,389,075

PREFERRED STOCK: 3.2%
		Forest Products and Paper: 0.3%
371,200		Klabin SA		618,017

				618,017

		Oil and Gas: 2.9%
160,050		Petroleo Brasileiro SA – Petrobras		5,256,627

				5,256,627

		Total Preferred Stock
		(Cost $4,463,202)		5,874,644

		Total Long-Term Investments
		(Cost $153,569,974)		177,263,719

		Total Investments In Securities
		(Cost $153,569,974)*	97.4%	$177,263,719
		Other Assets and Liabilities—Net	2.6	4,806,050

		Net Assets	100.0%	$182,069,769

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	*	Cost for federal income tax purposes is $154,050,042.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,567,719
		Gross Unrealized Depreciation		(354,042)

		Net Unrealized Appreciation		$23,213,677

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 96.0%
		Belgium: 3.0%
40,000	@	Belgacom SA	$1,432,771
172,200		Fortis	4,108,187

			5,540,958

		Brazil: 1.2%
94,500	L	Uniao de Bancos Brasileiros SA GDR	2,289,735

			2,289,735

		Canada: 4.7%
71,800		EnCana Corp.	3,310,442
158,200		Methanex Corp.	2,362,593
156,000		Placer Dome, Inc.	3,106,317

			8,779,352

		China: 0.9%
20,000		Jiangxi Copper Co., Ltd.	11,710
1,344,000		Maanshan Iron & Steel	592,723
624,500		Weiqiao Textile Co.	1,012,710
63,000	@	Wumart Stores, Inc.	124,416

			1,741,559

		Denmark: 1.3%
90,900		Danske Bank A/S	2,393,791

			2,393,791

		Finland: 0.5%
47,130		UPM-Kymmene Oyj	900,296

			900,296

		France: 6.9%
21,664		Lafarge SA	1,892,821
28,169		Schneider Electric SA	1,827,146
13,100		Societe Generale	1,162,671
156,700		Societe Generale ADR	2,541,519
14,300		Total SA	2,920,582
26,000	L	Total SA ADR	2,656,420

			13,001,159

		Germany: 6.2%
53,000		Deutsche Boerse AG	2,687,016
86,297		RWE AG	4,121,375
46,100		Schering AG	2,898,264
26,953		Siemens AG	1,981,496

			11,688,151

		Greece: 1.9%
53,150		Alpha Bank AE	1,358,403
113,400		OPAP SA	2,197,849

			3,556,252

		Hong Kong: 0.4%
1,092,000		Global Bio-Chem Technology Group Co. Ltd.	833,674

			833,674

		Hungary: 0.7%
59,833		OTP Bank Rt	1,341,701

			1,341,701

		India: 1.0%
135,100	L	ICICI Bank Ltd. ADR	1,864,380

			1,864,380

		Ireland: 1.1%
126,400		Irish Life & Permanent PLC	2,043,324

			2,043,324

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Italy: 1.6%
116,700		Saipem S.p.A.	$1,314,490
351,000		Snam Rete Gas S.p.A.	1,700,213

			3,014,703

		Japan: 17.4%
212,000		Amano Corp.	1,702,579
99,600		Chugai Pharmaceutical Co. Ltd.	1,435,582
134,000		Hino Motors Ltd.	932,659
98,000		Isetan Co. Ltd.	1,009,397
304		Japan Retail Fund Investment Corp.	2,275,552
26,500		Kyocera Corp.	1,863,337
196		Mitsubishi Tokyo Financial Group, Inc.	1,630,185
445		Nippon Telegraph & Telephone Corp.	1,773,685
236,000		Nomura Holdings, Inc.	3,032,438
40,000		Promise Co. Ltd.	2,618,457
197,000		Sekisui House Ltd.	1,881,492
85,000		Shinsei Bank Ltd.	515,175
357,000		Sumitomo Trust & Banking Co. Ltd.	2,108,042
40,150	@	T&D Holdings, Inc.	1,755,868
18,000		Takefuji Corp.	1,148,456
319,000		Tokuyama Corp.	1,566,543
93,000		Toyota Motor Corp.	3,542,136
24,200	L	Toyota Motor Corp. ADR	1,848,396

			32,639,979

		Malaysia: 3.9%
1,584,100	@	AMMB Holdings Bhd	1,374,543
128,300		British American Tobacco Malaysia Bhd	1,561,546
745,000		Commerce Asset Holdings Bhd	882,069
1,201,500		Malayan Banking Bhd	3,478,829

			7,296,987

		Mexico: 1.5%
810,600		Wal-Mart de Mexico SA de CV	2,747,616

			2,747,616

		Netherlands: 4.7%
196,400	@	ASML Holding NV	2,529,695
89,700	L	Royal Dutch Petroleum Co.	4,628,520
27,900		Unilever NV	1,607,443

			8,765,658

		New Zealand: 0.8%
151,300		Fisher & Paykel Healthcare Corp.	1,562,336

			1,562,336

		Singapore: 4.7%
281,200	@	CapitaCommercial Trust	195,417
2,625,000	L	CapitaLand Ltd.	2,790,643
444,000		DBS Group Holdings Ltd.	4,220,271
206,000		United Overseas Bank Ltd.	1,676,557

			8,882,888

		Spain: 2.1%
146,369		Banco Bilbao Vizcaya Argentaria SA	2,019,134
127,300		Telefonica SA	1,910,273

			3,929,407

		Sweden: 1.7%
324,600		Skandia Forsakrings AB	1,289,015
175,238		Swedish Match AB	1,859,381

			3,148,396

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Switzerland: 7.2%
41,100	@	Credit Suisse Group	$1,312,782
62,124		Novartis AG	2,899,712
33,100		Novartis AG ADR	1,544,777
39,144		Roche Holding AG	4,054,594
53,168		UBS AG	3,746,699

			13,558,564

		United Kingdom: 17.9%
544,500		BP PLC	5,196,148
317,200		Diageo PLC	3,960,785
186,500		GlaxoSmithKline PLC	4,023,554
205,310		Imperial Tobacco Group PLC	4,477,811
199,500		Kingfisher PLC	1,113,887
2,086,580		Legal & General Group PLC	3,753,865
162,400		Provident Financial PLC	1,655,961
118,200		Rio Tinto PLC	3,176,916
2,577,080		Vodafone Group PLC	6,180,317

			33,539,244

		United States: 2.7%
73,900		Schlumberger Ltd.	4,974,209

			4,974,209

		Total Common Stock
		(Cost $161,476,206)	180,034,319

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.0%
		Repurchase Agreement: 6.1%
$11,513,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $11,513,595 to be received upon repurchase (Collateralized by $10,722,000 various U.S. Government Agency Obligations, 6.250%-14.000%, Market Value plus accrued interest $11,743,525, due 02/15/07-11/15/11)		$11,513,000

		Total Repurchase Agreement
		(Cost $11,513,000)		11,513,000

		Securities Lending Collateralcc: 4.9%
9,145,892		The Bank of New York Institutional
		Cash Reserves Fund		9,145,892

		Total Securities Lending Collateral		9,145,892

		(Cost $9,145,892)
		Total Short-Term Investments
		(Cost $20,658,892)		20,658,892

		Total Investments In Securities (Cost $182,135,098) *	107.0%	$200,693,211
		Other Assets and Liabilities—Net	(7.0)	(13,119,491)

		Net Assets	100.0%	$187,573,720

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	*	Cost for federal income tax purposes is $182,701,273.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,000,979
		Gross Unrealized Depreciation		(4,009,041)

		Net Unrealized Appreciation		$17,991,938

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Industry	Percentage of Net Assets

Agriculture	4.2%
Auto Manufacturers	3.4
Banks	21.3
Beverages	2.1
Biotechnology	0.4
Building Materials	1.0
Chemicals	2.1
Diversified Financial Services	7.0
Electric	2.2
Electronics	1.0
Entertainment	1.2
Food	0.9
Forest Products and Paper	0.5
Gas	0.9
Hand/Machine Tools	1.0
Healthcare-Products	0.8
Home Builders	1.0
Insurance	3.6
Iron/Steel	0.3
Mining	3.4
Miscellaneous Manufacturing	2.0
Oil and Gas	10.0
Oil and Gas Services	3.4
Pharmaceuticals	9.0
Real Estate	1.5
Real Estate Investment Trusts	1.3
Retail	2.7
Semiconductors	1.3
Telecommunications	6.0
Textiles	0.5
Repurchase Agreement	6.1
Securities Lending Collateral	4.9
Other Assets and Liabilities, Net	(7.0)

Net Assets	100.0%

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 96.7%
		Advertising: 2.5%
129,390	@	Interpublic Group of Cos., Inc.	$1,370,240

			1,370,240

		Aerospace/Defense: 0.2%
1,522	@	Alliant Techsystems, Inc.	92,081

			92,081

		Agriculture: 2.1%
107,683	@@	Swedish Match AB	1,142,582

			1,142,582

		Apparel: 0.4%
6,310		Liz Claiborne, Inc.	238,013

			238,013

		Auto Parts and Equipment: 3.7%
37,180		Lear Corp.	2,024,451

			2,024,451

		Banks: 1.6%
14,220		Wells Fargo & Co.	847,939

			847,939

		Building Materials: 3.4%
43,455	@@	Cemex SA de CV ADR	1,222,823
81,416	@@	Gujarat Ambuja Cements Ltd. GDR	598,408

			1,821,231

		Chemicals: 3.9%
90,821	@@, #, I	Reliance Industries Ltd. GDR	2,124,303

			2,124,303

		Commercial Services: 0.4%
2,885		Moody’s Corp.	211,326

			211,326

		Computers: 6.7%
30,845	@	Apple Computer, Inc.	1,195,244
41,960	@	Cadence Design Systems, Inc.	547,158
104,420	@	Ceridian Corp.	1,922,372

			3,664,774

		Diversified Financial Services: 8.5%
113,150	@	E*TRADE Financial Corp.	1,292,173
20,065		Freddie Mac	1,309,041
50,773		J.P. Morgan Chase & Co.	2,017,211

			4,618,425

		Electric: 3.3%
20,905		Duke Energy Corp.	478,515
142,445	@	Reliant Resources, Inc.	1,329,012

			1,807,527

		Entertainment: 0.3%
46,081	@, @@	EMI Group PLC	184,352

			184,352

		Forest Products and Paper: 1.1%
74,559	@@, #, I	Ballarpur Industries Ltd. GDR	622,811

			622,811

		Household Products/Wares: 3.3%
72,924	@@	Reckitt Benckiser PLC	1,787,784

			1,787,784

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Insurance: 7.0%
689	@	Berkshire Hathaway, Inc.	$1,978,119
31,725	@	CNA Financial Corp.	761,717
9,380		Loews Corp.	548,730
13,095	@@	Willis Group Holdings Ltd.	489,753

			3,778,319

		Lodging: 3.2%
35,965		Station Casinos, Inc.	1,763,724

			1,763,724

		Media: 16.8%
87,145	@	EchoStar Communications Corp.	2,711,952
485	@@	Grupo Televisa SA ADR	25,574
232,076	@	Liberty Media Corp.	2,023,703
22,287	@	Liberty Media Intl. Inc	743,539
62,595	@	Playboy Enterprises, Inc.	628,454
7,055	@, @@	SBS Broadcasting SA	237,471
36,880		Sinclair Broadcast Group, Inc.	269,224
95,170	@	UnitedGlobalCom, Inc. – Class A	710,920
77,140		Walt Disney Co.	1,739,507

			9,090,344

		Miscellaneous Manufacturing: 4.7%
83,435	@@	Tyco Intl. Ltd.	2,558,117

			2,558,117

		Oil and Gas: 13.0%
7,550		Anadarko Petroleum Corp.	501,018
33,955	@@	BP PLC ADR	1,953,431
180,000	@	Magnum Hunter Resources, Inc.	2,077,201
23,000	@@	SK Corp.	1,058,540
46,640	@@	Suncor Energy, Inc.	1,492,946

			7,083,136

		Pipelines: 1.3%
17,235		Kinder Morgan Management LLC	715,597

			715,597

		Retail: 2.1%
63,222		Fred’s, Inc.	1,135,467

			1,135,467

		Semiconductors: 2.4%
100,400	@	Advanced Micro Devices, Inc.	1,305,200

			1,305,200

		Software: 4.8%
98,595		Computer Associates Intl., Inc.	2,593,049

			2,593,049

		Total Common Stock (Cost $43,809,571)	52,580,792

PREFERRED STOCK: 0.3%
		Advertising: 0.3%
4,000	@	Interpublic Group of Cos., Inc.	166,120

		Total Preferred Stock
		(Cost $206,425)	166,120

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 0.0%
		Retail: 0.0%
$25,000	@, I, XX	Ames Department Stores, Inc., 10.000%, due 04/15/06		$—

		Total Corporate Bonds/Notes
		(Cost $11,111)		—

		Total Long-Term Investments
		(Cost $44,027,107)		52,746,912

SHORT-TERM INVESTMENTS: 3.9%
		Federal Home Loan Bank: 3.9%
2,100,000		1.500%, due 10/01/04		2,099,904

		Total Short-Term Investments
		(Cost $2,100,000)		2,099,904

		Total Investments In Securities
		(Cost $46,127,107)*	100.9%	$54,846,816
		Other Assets and Liabilities—Net	(0.9)	(496,117)

		Net Assets	100.0%	$54,350,699

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depository Receipt
	GDR	Global Depository Receipt
	I	Illiquid Security
	#	Securities with purchase pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $46,567,134.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,380,325
		Gross Unrealized Depreciation		(1,100,643)

		Net Unrealized Appreciation		$8,279,682

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

At September 30, 2004, the following forward currency exchange contracts were outstanding for the ING Janus Special Equity Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

Pound Sterling			USD
GBP100,068	Buy	10/04/2004	$179,919	$181,018	$1,099
Korean Won
KRW 85,000,000	Buy	11/12/2004	73,024	73,646	622
Swedish Krona
SEK 200,000	Buy	10/15/2004	27,007	27,469	462
Swedish Krona
SEK 800,000	Buy	10/15/2004	104,767	109,876	5,109
Swedish Krona
SEK 900,000	Buy	10/15/2004	119,199	123,611	4,412
Swedish Krona
SEK 600,000	Buy	10/15/2004	81,249	82,407	1,158
Korean Won
KRW 500,000,000	Sell	11/12/2004	421,656	433,212	(11,555)
Korean Won
KRW 360,000,000	Sell	11/15/2004	299,332	311,870	(12,538)
Swedish Krona
SEK 9,000,000	Sell	10/15/2004	1,162,671	1,236,108	(73,437)
Swedish Krona
SEK 600,000	Sell	10/15/2004	79,012	82,407	(3,395)

					$(88,063)

ING Jennison Equity Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 93.0%
		Advertising: 1.0%
299,400	@, L	Interpublic Group of Cos., Inc.	$3,170,646

			3,170,646

		Aerospace/Defense: 1.4%
38,800		Lockheed Martin Corp.	2,164,264
40,800		Northrop Grumman Corp.	2,175,864

			4,340,128

		Apparel: 1.4%
121,600		Polo Ralph Lauren Corp.	4,422,592

			4,422,592

		Auto Manufacturers: 1.2%
98,700	@, L	Navistar Intl. Corp.	3,670,653

			3,670,653

		Banks: 3.1%
205,800		Bank of New York Co., Inc.	6,003,186
127,700		The Mellon Financial Corp.	3,536,013

			9,539,199

		Biotechnology: 1.9%
106,800	L	Cambrex Corp.	2,344,260
143,900	@	Medimmune, Inc.	3,410,430

			5,754,690

		Chemicals: 7.0%
130,900		E.I. du Pont de Nemours & Co.	5,602,520
194,700		Great Lakes Chemical Corp.	4,984,320
204,900	L	Lyondell Chemical Co.	4,602,054
236,800		Olin Corp.	4,736,000
66,600		Westlake Chemical Corp.	1,485,180

			21,410,074

		Coal: 1.1%
48,700	L	Arch Coal, Inc.	1,728,363
47,500	L	CONSOL Energy, Inc.	1,657,275

			3,385,638

		Commercial Services: 5.3%
66,500	@	Education Management Corp.	1,771,560
113,500	@, L	Hewitt Associates, Inc.	3,003,210
125,100	@	ITT Educational Services, Inc.	4,509,855
97,000	L	Manpower, Inc.	4,315,530
70,200	@, L	Weight Watchers Intl., Inc.	2,725,164

			16,325,319

		Cosmetics/Personal Care: 1.1%
53,400		Kimberly-Clark Corp.	3,449,106

			3,449,106

		Diversified Financial Services: 5.5%
102,800		Eaton Vance Corp.	4,152,092
88,572		J.P. Morgan Chase & Co.	3,518,966
268,400		Janus Capital Group, Inc.	3,652,924
63,900		Merrill Lynch & Co., Inc.	3,177,108
70,900	L	National Financial Partners Corp.	2,536,802

			17,037,892

		Electric: 0.5%
464,100	@, L	Aquila, Inc.	1,447,992

			1,447,992

		Electrical Components and Equipment: 0.1%
22,600	@, L	GrafTech Intl. Ltd.	315,270

			315,270

ING Jennison Equity Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 2.6%
100,100	@	Agilent Technologies, Inc.	$2,159,157
472,100		Symbol Technologies, Inc.	5,967,344

			8,126,501

		Food: 1.6%
324,200	@	Kroger Co.	5,031,584

			5,031,584

		Forest Products and Paper: 5.1%
184,600		Boise Cascade Corp.	6,143,488
70,400		International Paper Co.	2,844,864
120,100		MeadWestvaco Corp.	3,831,190
43,900		Temple-Inland, Inc.	2,947,885

			15,767,427

		Healthcare-Services: 1.9%
72,700	@	Community Health Systems, Inc.	1,939,636
356,400	@, L	Tenet Healthcare Corp.	3,845,556

			5,785,192

		Insurance: 12.2%
62,900		American Intl. Group, Inc.	4,276,571
229,100	@@	Assured Guaranty Ltd.	3,816,806
134,800	@@	AXIS Capital Holdings Ltd.	3,504,800
62,700		Cigna Corp.	4,365,801
179,100	@	Conseco, Inc.	3,162,906
138,700	@, L	Principal Financial Group	4,989,039
129,274		St. Paul Travelers Cos., Inc.	4,273,798
189,200		UnumProvident Corp.	2,968,548
85,300	@@	XL Capital Ltd.	6,311,347

			37,669,616

		Internet: 3.5%
81,400	@, L	IAC/InterActiveCorp	1,792,428
303,900	@	McAfee, Inc.	6,108,390
354,600	@, L	TIBCO Software, Inc.	3,017,646

			10,918,464

		Media: 6.5%
463,600	@	DIRECTV Group, Inc.	8,154,724
222,900	@, L	Radio One, Inc.	3,171,867
133,900		Viacom, Inc.	4,493,684
214,900	@	Westwood One, Inc.	4,248,573

			20,068,848

		Mining: 6.7%
179,300		Alcoa, Inc.	6,022,687
60,200	@@, L	Aluminum Corp of China Ltd. ADR	3,994,872
207,900	@@, L	Cia Vale do Rio Doce ADR	4,671,513
437,200	@@, L	Harmony Gold Mining Co. Ltd. ADR	5,954,664

			20,643,736

		Oil and Gas: 3.1%
287,000	@, L	Rowan Cos., Inc.	7,576,800
106,500	@	Tobacco	1,847,775

			9,424,575

		Oil and Gas Services: 6.1%
108,100	@	Cooper Cameron Corp.	5,928,204
148,300	@, L	National-Oilwell, Inc.	4,873,138
116,600		Schlumberger Ltd.	7,848,346

			18,649,688

ING Jennison Equity Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 3.6%
184,500	@	Medco Health Solutions, Inc.	$5,701,050
64,700		Merck & Co., Inc.	2,135,100
102,000		Pfizer, Inc.	3,121,200

			10,957,350

		Retail: 2.1%
113,100	@, L	Linens ‘N Things, Inc.	2,620,527
216,700	@	Toys R US, Inc.	3,844,258

			6,464,785

		Semiconductors: 0.3%
775,000	@	Agere Systems, Inc.	790,500

			790,500

		Software: 3.5%
280,700		Microsoft Corp.	7,761,355
153,300	@	PeopleSoft, Inc.	3,043,005

			10,804,360

		Telecommunications: 2.5%
176,700	@@	Nokia Oyj ADR	2,424,324
197,300		SBC Communications, Inc.	5,119,935

			7,544,259

		Transportation: 1.1%
97,500		CSX Corp.	3,237,000

			3,237,000

		Total Common Stock
		(Cost $271,382,984)	286,153,084

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.3%
		Securities Lending Collateralcc: 11.3%
$2,000,000		Goldman Sachs Promissory Note,
		2.075%, due 10/01/04		$2,000,000
32,642,182		The Bank of New York Institutional
		Cash Reserves Fund		32,642,182

		Total Short-Term Investments
		(Cost $34,642,182)		34,642,182

		Total Investments In Securities
		(Cost $306,025,166) *	104.3%	$320,795,266
		Other Assets and Liabilities—Net	(4.3)	(13,163,366)

		Net Assets	100.0%	$307,631,900

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $307,938,641.
		Net unrealized appreciation consists of :
		Gross Unrealized Appreciation		$26,538,420
		Gross Unrealized Depreciation		(13,681,795)

		Net Unrealized Appreciation		$12,856,625

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 95.4%
		Aerospace/Defense: 2.5%
28,450	@, L	Alliant Techsystems, Inc.	$1,721,225
44,100		Curtiss-Wright Corp.	2,523,843

			4,245,068

		Apparel: 2.2%
84,200	@	Quiksilver, Inc.	2,140,364
28,900	@	Timberland Co.	1,641,520

			3,781,884

		Auto Manufacturers: 1.0%
29,600		Oshkosh Truck Corp.	1,688,976

			1,688,976

		Auto Parts and Equipment: 0.9%
35,100		Bandag, Inc.	1,537,380

			1,537,380

		Banks: 7.5%
14,200		Alabama National Bancorp	850,154
23,000		Bank of the Ozarks, Inc.	683,790
30,900	L	Boston Private Financial Holdings, Inc.	771,264
77,400	L	East-West Bancorp, Inc.	2,599,866
44,600	L	Hancock Holding Co.	1,417,834
44,600		Hudson United Bancorp.	1,643,510
17,286		MB Financial Corp.	685,217
28,300		South Financial Group, Inc.	798,060
62,800		Sterling Bancshares, Inc.	844,660
38,500		UCBH Holdings, Inc.	1,504,195
18,200		Wintrust Financial Corp.	1,042,496

			12,841,046

		Biotechnology: 0.6%
45,800	@, L	Serologicals Corp.	1,068,514

			1,068,514

		Chemicals: 2.9%
44,300		Albemarle Corp.	1,554,487
51,900		Georgia Gulf Corp.	2,314,221
45,000		Spartech Corp.	1,129,500

			4,998,208

		Commercial Services: 1.5%
31,000		Banta Corp.	1,232,250
168,200	@	MPS Group, Inc.	1,414,562

			2,646,812

		Computers: 4.2%
47,900	@, L	CACI Intl., Inc. – Class A	2,528,162
6,800	@	Electronics For Imaging, Inc.	110,432
22,600	L	Imation Corp.	804,334
64,000	@	Intergraph Corp.	1,738,880
39,400	@	Micros Systems, Inc.	1,972,758

			7,154,566

		Distribution/Wholesale: 1.0%
58,900		Watsco, Inc.	1,768,767

			1,768,767

		Diversified Financial Services: 1.0%
31,900	@, L	Affiliated Managers Group, Inc.	1,707,926

			1,707,926

		Electrical Components and Equipment: 0.9%
50,900		Ametek, Inc.	1,543,288

			1,543,288

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 2.1%
21,700		Brady Corp.	$1,058,309
18,000	@, L	Cymer, Inc.	515,880
92,700	@, L	Paxar Corp.	2,102,436

			3,676,625

		Entertainment: 1.1%
46,000	@, L	Argosy Gaming Co.	1,803,200

			1,803,200

		Environmental Control: 1.1%
59,050	@, L	Waste Connections, Inc.	1,870,704

			1,870,704

		Forest Products and Paper: 0.4%
37,400		Wausau-Mosinee Paper Corp.	622,710

			622,710

		Gas: 0.9%
26,400		Atmos Energy Corp.	665,016
21,400		New Jersey Resources Corp.	885,960

			1,550,976

		Hand/Machine Tools: 1.1%
19,800	L	Kennametal, Inc.	893,970
38,700		Regal-Beloit Corp.	936,153

			1,830,123

		Healthcare-Products: 7.6%
36,200	@, L	Advanced Medical Optics, Inc.	1,432,434
38,300	L	Cooper Cos., Inc.	2,625,465
22,400		Datascope Corp.	835,520
18,600	@	Idexx Laboratories, Inc.	943,764
39,700		Invacare Corp.	1,826,200
29,100	@	Ocular Sciences, Inc.	1,395,927
167,400	@	PSS World Medical, Inc.	1,680,696
14,200	@	Respironics, Inc.	758,848
48,500	@	Sybron Dental Specialties, Inc.	1,439,965

			12,938,819

		Healthcare-Services: 2.9%
18,600	@	AMERIGROUP Corp.	1,046,250
59,200	@, L	Kindred Healthcare, Inc.	1,444,480
51,400	@	Sierra Health Services, Inc.	2,463,602

			4,954,332

		Home Builders: 0.6%
31,800		Winnebago Industries, Inc.	1,101,552

			1,101,552

		Household Products/Wares: 4.4%
62,250		Church & Dwight, Inc.	1,746,735
70,700	@	Fossil, Inc.	2,187,458
54,850	@	Jarden Corp.	2,001,477
24,400	@	Scotts Co.	1,565,260

			7,500,930

		Housewares: 0.9%
23,700		Toro Co.	1,618,710

			1,618,710

		Insurance: 2.1%
34,400		Hilb Rogal & Hamilton Co.	1,245,968
15,600	@, L	Philadelphia Consolidated Holding Co.	859,872
52,200	@@, L	Platinum Underwriters Holdings Ltd.	1,528,416

			3,634,256

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Internet: 0.6%
36,900	@	Avocent Corp.	$960,507

			960,507

		Iron/Steel: 1.6%
33,100	@, L	Cleveland-Cliffs, Inc.	2,676,797

			2,676,797

		Leisure Time: 0.7%
20,800	L	Polaris Industries, Inc.	1,161,056

			1,161,056

		Lodging: 1.4%
58,700		Boyd Gaming Corp.	1,652,405
95,100	@	La Quinta Corp.	741,780

			2,394,185

		Machinery-Diversified: 4.3%
59,550		IDEX Corp.	2,022,318
52,700	L	Manitowoc Co.	1,868,742
38,700	@, L	UNOVA, Inc.	543,735
79,500	L	Washington Air Break Technologies Corp.	1,485,855
23,600	@	Zebra Technologies Corp.	1,439,836

			7,360,486

		Media: 1.0%
59,400	@	Emmis Communications Corp.	1,072,764
83,500		Sinclair Broadcast Group, Inc.	609,550

			1,682,314

		Metal Fabricate/Hardware: 2.1%
54,300		Commercial Metals Co.	2,156,796
51,700		Kaydon Corp.	1,487,409

			3,644,205

		Mining: 0.3%
20,200	@, L	Century Aluminum Co.	560,146

			560,146

		Miscellaneous Manufacturing: 2.3%
55,100	@	Actuant Corp.	2,270,671
37,200		AptarGroup, Inc.	1,635,684

			3,906,355

		Oil and Gas: 5.0%
43,400		Patina Oil & Gas Corp.	1,283,338
88,200	@	Plains Exploration & Production Co.	2,104,452
50,800	@	Southwestern Energy Co.	2,133,092
46,000	L	St. Mary Land & Exploration Co.	1,831,260
51,100	@	Swift Energy Co.	1,224,356

			8,576,498

		Oil and Gas Services: 1.9%
45,000	@	FMC Technologies, Inc.	1,503,000
32,800	@	Maverick Tube Corp.	1,010,568
26,100	@	Varco Intl., Inc.	700,002

			3,213,570

		Pharmaceuticals: 1.1%
17,000	@, L	Cephalon, Inc.	814,300
43,500	@	Medicines Co.	1,050,090

			1,864,390

		Real Estate: 1.0%
49,400	@	Jones Lang LaSalle, Inc.	1,630,694

			1,630,694

		Real Estate Investment Trusts: 0.9%
22,900		Alexandria Real Estate Equities, Inc.	1,504,988

			1,504,988

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 8.3%
58,850	@	AnnTaylor Stores Corp.	$1,377,090
31,250		Applebees Intl., Inc.	790,000
23,200	@	Chico’s FAS, Inc.	793,440
26,600	L	Finish Line, Inc. – Class A	822,472
35,900	@	Genesco, Inc.	845,445
50,200		Kenneth Cole Productions, Inc.	1,412,628
33,300		Lithia Motors, Inc.	707,958
70,500		Lone Star Steakhouse & Saloon, Inc.	1,821,014
26,500	@	Luby’s, Inc.	174,900
40,900	@, L	Men’s Wearhouse, Inc.	1,188,145
54,500	@, L	Papa John’s Intl., Inc.	1,672,060
29,900		Regis Corp.	1,202,578
39,800	@	School Specialty, Inc.	1,568,518

			14,376,248

		Semiconductors: 2.3%
100,300	@, L	Anadigics, Inc.	338,011
80,600	@, L	Axcelis Technologies, Inc.	667,368
74,700	@	FSI Intl., Inc.	312,246
22,600	@, L	International Rectifier Corp.	775,180
40,700	@	Standard Microsystems Corp.	712,657
37,600	@, L	Varian Semiconductor Equipment Associates, Inc.	1,161,840

			3,967,302

		Software: 2.1%
58,100	@	Filenet Corp.	1,014,426
30,800	@	Hyperion Solutions Corp.	1,046,892
33,000		Inter-Tel, Inc.	713,460
89,000	@, L	MSC.Software Corp.	715,560
6,500	@	Transaction Systems Architects, Inc.	120,803

			3,611,141

		Telecommunications: 1.7%
48,800	@	Anixter Intl., Inc.	1,712,392
56,100	@, L	CommScope, Inc.	1,211,760

			2,924,152

		Transportation: 4.6%
39,200	L	Arkansas Best Corp.	1,435,504
64,900	@	EGL, Inc.	1,963,874
42,800	@	Landstar System, Inc.	2,511,504
34,200	@@	UTI Worldwide, Inc.	2,011,302

			7,922,184

		Water: 0.8%
12,700		American States Water Co.	316,230
47,650		Aqua America, Inc.	1,053,542

			1,369,772

		Total Common Stock
		(Cost $145,277,682)	163,392,362

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Equity Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.6%
		Securities Lending Collateralcc: 10.6%
$18,223,777		The Bank of New York Institutional
		Cash Reserves Fund		$18,223,777

		Total Short-Term Investments
		(Cost $18,223,777)		18,223,777

		Total Investments In Securities
		(Cost $163,501,459) *	106.0%	$181,616,139
		Other Assets and Liabilities-Net	(6.0)	(10,315,247)

		Net Assets	100.0%	$171,300,892

	@	Non-income producing security
	@@	Foreign issuer
	cc	Security purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	*	Cost for federal income tax purposes is $163,547,816. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,205,272
		Gross Unrealized Depreciation		(5,136,949)

		Net Unrealized Appreciation		$18,068,323

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 89.0%
		Argentina: 0.1%
19,980		Grupo Financiero Galicia SA ADR	$131,668

			131,668

		Australia: 1.6%
37,535		Amcor Ltd.	194,916
187,698		AMP Ltd.	850,635
99,529		John Fairfax Holdings Ltd.	268,580
121,458		Macquarie Airports	228,791
85,022		Macquarie Infrastructure Group	231,802
98,122		Newcrest Mining Ltd.	1,092,179
56,069	@	News Corp. Ltd.	460,955
41,395		Patrick Corp. Ltd.	170,450
93,519	@	Southcorp Ltd.	229,028

			3,727,336

		Austria: 2.1%
32,242		Bank Austria Creditanstalt AG	2,292,782
21,761		Erste Bank der Oesterreichischen Sparkassen AG	907,221
3,420		Flughafen Wien AG	208,513
3,802		OMV AG	878,001
18,944		Wienerberger AG	711,980

			4,998,497

		Belgium: 1.4%
3,742		Almancora Comm Va	213,279
16,462		Almanij NV	1,109,565
11,472		Belgacom SA	410,919
24,355		Fortis	581,039
11,262		InBev	376,402
7,372		KBC Bancassurance Holding	480,917

			3,172,121

		Brazil: 0.1%
11,550		Cia de Concessoes Rodoviarias	149,475

			149,475

		Canada: 1.0%
29,484		Canadian Natural Resources Ltd.	1,176,518
13,016		EnCana Corp.	600,121
2,862	@	OPTI Canada, Inc.	42,968
5,163		Petro-Canada	268,196
36,146		Telesystem Intl. Wireless, Inc.	341,941

			2,429,744

		China: 0.2%
246,377		Datang Intl. Power Generation Co. Ltd.	200,493
123,000		Weiqiao Textile Co.	199,461
50,244	@	Wumart Stores, Inc.	99,225

			499,179

		Czech Republic: 1.6%
26,053		Cesky Telecom AS	347,140
25,287		CEZ AS	258,243
28,179		Komercni Banka AS	3,148,230

			3,753,613

		Denmark: 0.7%
28		AP Moller — Maersk A/S	214,965
40,400		Danske Bank A/S	1,063,907
2,235		Kobenhavns Lufthavne	340,569

			1,619,441

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Finland: 1.0%
24,912		Fortum Oyj	$348,960
72,224		Nokia Oyj	993,312
49,700		UPM-Kymmene Oyj	949,389

			2,291,661

		France: 8.9%
3,027		Air Liquide	475,987
40,035	@	Alcatel SA	469,699
2,914		Atos Origin	161,348
11,434		Autoroutes du Sud de la France	524,156
31,678		BNP Paribas	2,050,938
21,581		Bouygues	811,721
7,021		Carrefour SA	331,299
31,042		France Telecom SA	775,587
2,127		Gecina SA	179,843
60,615	L	Havas SA	319,558
9,999	@	JC Decaux SA	227,923
7,077		LVMH Moet Hennessy Louis Vuitton SA	473,762
1,923		Pernod-Ricard	255,919
7,009		Publicis Groupe	200,766
5,529		Renault SA	452,694
54,166		Sanofi-Aventis	3,940,562
5,242		SNECMA	106,773
29,524		Societe Television Francaise 1	840,333
36,509		Suez SA	784,738
2,299		Technip SA	372,035
6,042		Thales SA	201,679
26,725		Total SA	5,458,220
1,429		Unibail	172,426
19,277		Veolia Environnement	555,697
3,746		Vinci SA	431,830
11,490	@	Vivendi Universal SA	295,257

			20,870,750

		Germany: 8.6%
5,266		Adidas-Salomon AG	734,987
18,128		BASF AG	1,066,416
48,029		Bayerische Hypo-und Vereinsbank AG	919,734
26,536	@	Commerzbank AG	491,837
9,791		Deutsche Bank AG	704,063
14,637		Deutsche Post AG	284,121
56,609	@	Deutsche Telekom AG	1,051,702
39,783		E.ON AG	2,932,000
38,271		Fraport AG Frankfurt Airport Services Worldwide	1,271,996
1,734	L	Freenet.de AG	30,860
4,446		Fresenius Medical Care AG	340,368
5,681		Henkel KGaA	395,478
12,023		Hypo Real Estate Holding AG	411,354
41,772		INDEXCHANGE — DAXEX	1,979,772
12,406		MAN AG	424,392
4,510		Medion AG	90,295
37,033		Metro AG	1,648,244
7,675		Muenchener Rueckversicherungs AG	738,715
390		Puma AG Rudolf Dassler Sport	104,265
21,394		RWE AG	1,021,736
16,925		Schering AG	1,064,059

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Germany: 8.6% (continued)
22,859		Siemens AG	$1,680,519
17,889		Volkswagen AG	688,060

			20,074,973

		Greece: 0.2%
2,554		Coca Cola Hellenic Bottling Co SA	55,157
28,832		Hellenic Telecommunications Organization SA	387,958

			443,115

		Hong Kong: 0.1%
132,000	@	Clear Media Ltd.	122,723
238,000		Texwinca Holdings Ltd.	201,435

			324,158

		Hungary: 2.1%
3,476		Egis Rt.	172,561
1,982		Gedeon Richter Rt.	238,273
223,047		Matav Magyar Tavkozlesi Rt.	927,933
155,524		OTP Bank Rt.	3,487,486

			4,826,253

		Indonesia: 0.5%
2,721,797		Bank Mandiri Persero Tbk PT	431,650
1,110,500		Indofood Sukses Makmur Tbk PT	82,087
46,275		Semen Gresik Persero Tbk PT	50,482
1,482,118		Telekomunikasi Indonesia Tbk PT	672,526

			1,236,745

		Ireland: 2.1%
8,272	@	Celtic Resources Holdings PLC	63,213
6,239		Depfa Bank PLC	84,945
237,526	@	Dragon Oil PLC	181,651
66,481		EETF — iShares DJ Euro STOXX 50	2,251,668
275,595		IShares PLC-IFTSE 100 Fund	2,281,564

			4,863,041

		Italy: 3.9%
34,224		Assicurazioni Generali S.p.A.	943,080
7,584		Autostrada Torino-Milano S.p.A.	156,524
9,850	@, L	Banca Antonveneta S.p.A.	203,979
240,971		Banca Intesa S.p.A.	918,492
110,155		Banca Nazionale del Lavoro S.p.A.	244,802
24,712		Banca Popolare di Milano SCRL	155,292
197,881		Beni Stabili S.p.A.	170,038
61,189		Capitalia S.p.A.	225,431
170,215		Cassa di RiS.p.A.rmio di Firenze S.p.A.	312,931
52,828		Credito Emiliano S.p.A.	440,404
91,683		Enel S.p.A.	748,770
78,518		ENI S.p.A.	1,762,250
55,864		Mediaset S.p.A.	635,414
37,791		Saipem S.p.A.	425,671
17,979		Societa Iniziative Autostradali e Servizi S.p.A.	216,154
102,661		Telecom Italia S.p.A.	317,581
98,426		Terna S.p.A.	234,099
211,480		UniCredito Italiano S.p.A.	1,068,845

			9,179,757

		Japan: 14.6%
6,025		Aeon Credit Service Co. Ltd.	342,464
22,000		Asahi Glass Co. Ltd.	200,424
54,000		Bank of Yokohama Ltd.	290,141
20,980		Canon, Inc.	986,551

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Japan: 14.6% (continued)
30,588		Credit Saison Co. Ltd	$943,417
14,000		Dai Nippon Printing Co. Ltd.	187,222
11,000		Daihatsu Motor Co. Ltd.	88,236
29,420		Denso Corp.	695,413
93		East Japan Railway Co.	481,507
4,900		Exedy Corp.	85,667
10,200		Fuji Photo Film Co. Ltd.	334,160
127		Fuji Television Network, Inc.	258,631
7,900		Fujisawa Pharmaceutical Co. Ltd.	178,257
10,200		Hitachi Capital Corp.	160,632
32,276		Hitachi Ltd.	194,573
31,057		Honda Motor Co. Ltd.	1,506,292
4,200		Ito En Ltd.	183,451
12,572		Ito-Yokado Co. Ltd.	431,083
76		Japan Tobacco, Inc.	635,423
62,664		Kao Corp.	1,385,696
41,920		Koito Manufacturing Co. Ltd.	355,807
2,600		Kyocera Corp.	182,818
144,280		Matsushita Electric Industrial Co. Ltd.	1,928,713
240		Mitsubishi Tokyo Financial Group, Inc.	1,996,145
3,200		Nidec Corp.	322,839
46		Nippon Telegraph & Telephone Corp.	183,347
125,773		Nissan Motor Co. Ltd.	1,360,380
7,500		Nissin Food Products Co. Ltd.	184,072
4,600		Nitto Denko Corp.	211,743
21,188		Nomura ETF — Nikkei 225 Exchange Traded Fund	2,099,287
205,973		Nomura Holdings, Inc.	2,646,612
289,178		Nomura TOPIX Exchange Traded Fund	2,912,377
296		NTT DoCoMo, Inc.	502,059
9,000		Olympus Corp.	173,693
9,000		Ricoh Co. Ltd.	169,548
92,000		Sanyo Electric Co. Ltd.	298,175
5,000		Secom Co. Ltd.	173,746
79,074	@	Seiyu Ltd.	189,172
25,000		Sharp Corp.	343,940
15,100		Shin-Etsu Chemical Co. Ltd.	543,045
68,897		Shiseido Co. Ltd.	847,329
1,427		SMC Corp.	136,652
46,590		Sony Corp.	1,597,291
49,000		Sumitomo Trust & Banking Co. Ltd.	289,339
11,100		Takeda Pharmaceutical Co. Ltd.	504,431
2,850		Takefuji Corp.	181,839
2,500		TDK Corp.	166,616
7,900		Terumo Corp.	179,934
56,900		Tokyo Broadcasting System, Inc.	887,449
20,000		Toppan Printing Co. Ltd.	196,221
43,500		Toyota Motor Corp.	1,656,806
15,161		Uni-Charm Corp.	752,326
14,000		Yamaha Motor Co. Ltd.	211,625
5,398		Yamanouchi Pharmaceutical Co. Ltd.	174,666

			34,129,282

		Luxembourg: 0.1%
8,872	L	Millicom Intl. Cellular SA	161,470
2,786	@	SBS Broadcasting SA	93,777

			255,247

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Malaysia: 0.1%
85,500		IOI Corp. Bhd	$210,375
59,000		Kuala Lumpur Kepong Bhd	104,117

			314,492

		Mexico: 0.8%
74,727		Fomento Economico Mexicano SA de CV ADR	329,644
298,801		Grupo Financiero Banorte SA de CV	1,405,891
38,047		Grupo Financiero Inbursa SA	64,899

			1,800,434

		Netherlands: 1.8%
11,782		Euronext NV	335,939
14,587		European Aeronautic Defense and Space Co.	387,719
194		Grolsch NV	5,445
20,602		Heineken NV	622,043
13,810		Koninklijke Philips Electronics NV	316,871
17,249		Royal Dutch Petroleum Co.	889,708
23,428		Unilever NV	1,349,791
15,362		VNU NV	395,930

			4,303,446

		Norway: 1.6%
23,713		DNB NOR ASA	187,583
20,355		Norsk Hydro ASA	1,485,191
15,239		Smedvig ASA	199,553
2,168		Sparebanken Rogaland	106,489
93,134		Statoil ASA	1,341,323
43,807		Telenor ASA	334,256
3,800		TGS Nopec Geophysical Co. ASA	73,661

			3,728,056

		Philippines: 0.2%
742,000		Ayala Corp.	85,689
96,000		Bank of the Philippine Islands	77,627
4,653		Globe Telecom, Inc.	90,055
9,300	L	Philippine Long Distance Telephone ADR	232,872

			486,243

		Poland: 2.7%
23,400	@	Agora SA	339,318
4,296		Bank BPH	546,732
103,981		Bank Millennium SA	85,329
76,507		Bank Pekao SA	2,620,678
42,801		Bank Zachodni WBK SA	1,009,400
4,113	@	BRE Bank SA	125,466
20,508	@	Budimex SA	283,581
4,070	@	Inter Groclin Auto SA	149,383
10,268		Orbis SA	67,861
2,682	@	Stomil Sanok	130,489
218,863		Telekomunikacja Polska SA	948,557
2,406	@	ZM Duda SA	90,600

			6,397,394

		Portugal: 0.6%
114,417		Banco Comercial Portugues SA	249,168
19,617		Brisa-Auto Estradas de Portugal SA	159,395
116,219		Electricidade de Portugal SA	339,783
9,909	@	Jeronimo Martins	111,756
56,496		Media Capital SGPS	303,828
14,263		Portugal Telecom SGPS SA	157,361

			1,321,291

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Russia: 2.0%
10,400	L	LUKOIL ADR	$1,300,000
7,447	L	Moscow City Telephone ADR	88,992
2,606	L	North-West Telecom ADR	65,280
6,000	L	OAO Gazprom ADR	214,380
5,531		Sberbank RF	2,300,896
889	L	Sibirtelecom OAO ADR	35,347
33,014		Uralsvyazinform ADR	244,964
18,226		VolgaTelecom ADR	106,987
12,141		Wimm-Bill-Dann Foods OJSC ADR	185,150
5,819	L	YUKOS ADR	93,686

			4,635,682

		South Africa: 0.4%
107,317		Nedcor Ltd.	986,156

			986,156

		South Korea: 0.3%
1,810		Samsung Electronics Co. Ltd.	719,085

			719,085

		Spain: 1.1%
5,940		Altadis SA	202,607
775		Banco Pastor SA	23,634
41,076		Endesa SA	783,654
5,688		Fadesa Inmobiliaria SA	82,796
30,597		Gestevision Telecinco SA	553,301
7,548	L	Grupo Empresarial Ence SA	208,624
15,748		Iberdrola SA	327,467
22,801		Promotora de Informaciones SA	422,122

			2,604,205

		Sweden: 2.7%
13,909		Autoliv, Inc.	557,503
11,749	@	Elekta AB	286,192
11,400		ForeningsSparbanken AB	237,852
24,119		Getinge AB	294,046
12,618		Nobia AB	162,627
146,000		Nordea Bank AB	1,196,096
115,521		Skandia Forsakrings AB	458,744
15,400		Skandinaviska Enskilda Banken AB	238,641
212,345		Skanska AB	2,212,964
16,395		Svenska Handelsbanken	344,314
74,802	@	Telefonaktiebolaget LM Ericsson	233,427

			6,222,406

		Switzerland: 4.7%
3,314		Adecco SA	164,748
27,049	@	Credit Suisse Group	863,977
10,392		Nestle SA	2,385,400
59,300		Novartis AG	2,767,898
29,650		Roche Holding AG	3,071,191
335		SGS SA	184,201
8,283		Swatch Group AG	1,121,038
6,118		UBS AG	431,130

			10,989,583

		Turkey: 4.0%
359,049,542		Akbank TAS	1,621,745
47,750,363		Denizbank AS	91,187
279,002,278	@	Dogan Sirketler Grubu Holdings	500,369
4,245,077	@	Dogan Yayin Holding	14,522

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Turkey: 4.0% (continued)
549,000		Enka Insaat ve Sanayi AS	$12,854
341,226,704		Haci Omer Sabanci Holding AS	1,223,928
169,151,821		KOC Holding AS	990,409
49,768,398		Migros Turk TAS	276,032
9,757,000		Tofas Turk Otomobil Fabrik	23,331
4,719,000		Trakya Cam Sanayi AS	11,911
68,055,927		Turk DIS Ticaret Bankasi	76,848
9,542,936		Turk Sise ve Cam Fabrikalari AS	20,918
48,091,579		Turkcell Iletisim Hizmet AS	214,024
569,758,399		Turkiye Garanti Bankasi AS	1,911,179
517,163,342		Turkiye Is Bankasi	1,889,338
7,662,000		Vestel Elektronik Sanayi	29,773
144,542,958	@	Yapi ve Kredi Bankasi	379,239

			9,287,607

		Ukraine: 0.0%
419	I	Centrenergo ADR	7,802

			7,802

		United Kingdom: 14.9%
20,879		Allied Domecq PLC	177,296
64,724		Associated British Ports Holdings PLC	516,505
17,827		AstraZeneca PLC	727,806
48,215		BAA PLC	482,980
98,384		BAE Systems PLC	400,705
171,654		Barclays PLC	1,643,604
46,118		Boots Group PLC	536,212
662,075		BP PLC	6,318,162
12,504		British Land Co PLC	168,479
56,836		British Sky Broadcasting PLC	493,219
30,612		Burberry Group PLC	206,342
122,597		Cadbury Schweppes PLC	940,541
50,725		Centrica PLC	230,753
63,052		Compass Group PLC	251,952
126,823		Diageo PLC	1,583,602
143,361		GlaxoSmithKline PLC	3,092,873
20,557		Highland Gold Mining Ltd.	92,997
80,866		Hilton Group PLC	405,254
17,223		Imperial Tobacco Group PLC	375,634
70,001		Marks & Spencer Group PLC	434,869
37,074		National Grid Transco PLC	313,497
35,258		Pearson PLC	377,648
150,899		Peninsular and Oriental Steam Navigation Co.	717,954
33,188	@	Peter Hambro Mining PLC	273,252
48,271		Rank Group PLC	244,535
17,309		Reckitt Benckiser PLC	424,342
46,280		Reed Elsevier PLC	406,602
130,804		Royal & Sun Alliance Insurance Group	169,490
111,252		Royal Bank of Scotland Group PLC	3,214,299
22,471		Scottish & Newcastle PLC	153,710
14,198		Scottish & Southern Energy PLC	200,404
201,997		Shell Transport & Trading Co. PLC	1,482,356
50,053		Smith & Nephew PLC	459,764
396,951		Tesco PLC	2,050,257
1,782,379		Vodafone Group PLC	4,274,476
26,645		William Hill PLC	257,154
41,742		WPP Group PLC	389,152

			34,488,677

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares		Value

	Venezuela: 0.2%
24,618	Cia Anonima Nacional Telefonos de Venezuela — CANTV ADR	$554,644

		554,644

	Total Common Stock (Cost $202,022,091)	207,823,259

PREFERRED STOCK: 0.5%
	Germany: 0.5%
2,419	Henkel KGaA	178,013
38,310	ProSieben SAT.1 Media AG	700,240
3,946	Rhoen Klinikum AG	194,460

		1,072,713

	Total Preferred Stock (Cost $1,042,001)	1,072,713

EQUITY LINKED SECURITIES: 0.1%
	India: 0.1%
11,694	ICICI Bank Ltd.	72,737
3,809	ICICI Bank Ltd.	23,692
34,682	ICICI Bank Ltd.	215,722

		312,151

	Total Equity Linked Securities (Cost $299,081)	312,151

RIGHTS: 0.0%
	France: 0.0%
60,615	Havas SA	25,597

		25,597

	Total Rights (Cost $0)	25,597

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

OTHER BONDS: 1.7%
		Hungary: 1.2%
$240,680,000		Hungary Government Bond, 5.500%, due 02/12/14		$980,277
205,540,000		Hungary Government Bond, 6.250%, due 06/12/08		922,204
103,080,000		Hungary Government Bond, 6.750%, due 02/12/13		458,540
84,470,000		Hungary Government Bond, 7.000%, due 06/24/09		387,274

				2,748,295

		United States: 0.3%
47		Morgan Stanley, 0.000%, due 11/03/04		651,024

				651,024

		Venezuela: 0.2%
601,000	L	Venezuela Government Intl. Bond, 9.250%, due 09/15/27		593,788

				593,788

		Total Other Bonds (Cost $3,714,151)		3,993,107

		Total Long-Term Investments (Cost $207,077,324)		213,226,827

SHORT-TERM INVESTMENTS: 5.4%

COMMERCIAL PAPERS: 4.1%
		United States: 4.1%
9,500,422		General Electric Co. 1.600%, due 10/01/04		9,500,000

		Total Commercial Papers
		(Cost $9,500,422)		9,500,000

		Securities Lending Collateralcc: 1.3%
3,108,303		The Bank of New York Institutional
		Cash Reserves Fund		3,108,303

		Total Securities Lending Collateral		3,108,303

		(Cost $3,108,303)

		Total Short-Term Investments
		(Cost $12,608,725)		12,608,303

		Total Investments in Securities (Cost $219,686,049) *	96.7%	$225,835,130
		Other Assets and Liabilities—Net	3.3	7,730,170

		Net Assets	100.0%	$233,565,300

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security
	cc	Security purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $219,827,395.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,622,065
		Gross Unrealized Depreciation		(4,614,330)

		Net Unrealized Appreciation		$6,007,735

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of September 30, 2004 (Unaudited)(continued)

Industry	Percentage of Net Assets

Advertising	0.6%
Aerospace/Defense	0.5
Agriculture	0.7
Apparel	0.4
Auto Manufacturers	2.5
Auto Parts and Equipment	0.8
Banks	19.6
Beverages	1.7
Building Materials	0.4
Chemicals	1.0
Commercial Services	0.9
Computers	0.1
Cosmetics/Personal Care	1.3
Diversified Financial Services	3.5
Electric	3.3
Electrical Component and Equipment	0.7
Electronics	0.3
Engineering and Construction	2.6
Entertainment	0.3
Equity Fund	4.9
Food	4.1
Food Service	0.1
Forest Products and Paper	0.5
Gas	0.1
Hand/Machine Tools	0.2
Healthcare-Products	0.7
Healthcare-Services	0.1
Holding Companies-Diversified	1.5
Home Furnishings	1.6
Household Products/Wares	0.4
Insurance	1.4
Investment Companies	0.2
Leisure Time	0.1
Machinery-Diversified	0.2
Media	3.3
Mining	0.7
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.5
Oil and Gas	10.1
Oil and Gas Services	0.5
Packaging and Containers	0.1
Pharmaceuticals	6.8
Real Estate	0.3
Retail	1.2
Sovereign	1.4
Telecommunications	6.5
Textiles	0.2
Transportation	0.9
Water	0.6
Short-Term investments	5.4
Other Assets and Liabilities, Net	3.3

Net Assets	100.0%

At September 30, 2004, the following forward currency exchange contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

USD
Japanese Yen
JPY 8,601,897	Sell	10/05/04	73,187	$74,157	$(970)

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.1%
		Advertising: 2.1%
611,900	@, @@	WPP Group PLC	$5,704,632

			5,704,632

		Commercial Services: 2.3%
239,600		McKesson Corp.	6,145,740

			6,145,740

		Computers: 2.7%
53,500		International Business Machines Corp.	4,587,090
202,900	@, @@	Seagate Technology, Inc.	2,743,208

			7,330,298

		Diversified Financial Services: 14.0%
83,100		Capital One Financial Corp.	6,141,090
185,100		Citigroup, Inc.	8,166,612
102,600		Countrywide Financial Corp.	4,041,414
83,000		Fannie Mae	5,262,200
360,632		J.P. Morgan Chase & Co.	14,327,909

			37,939,225

		Electric: 3.5%
954,300	@	AES Corp.	9,533,457

			9,533,457

		Environmental Control: 2.9%
285,700		Waste Management, Inc.	7,811,038

			7,811,038

		Food: 4.3%
294,700		Albertson’s, Inc.	7,052,171
303,300	@	Kroger Co.	4,707,216

			11,759,387

		Healthcare-Products: 1.6%
133,800		Baxter Intl., Inc.	4,303,008

			4,303,008

		Healthcare-Services: 9.7%
50,800		Aetna, Inc.	5,076,444
184,700	@	Health Net, Inc.	4,565,784
223,900	@	Tenet Healthcare Corp.	2,415,881
193,600		UnitedHealth Group, Inc.	14,276,064

			26,334,173

		Insurance: 3.2%
132,400		MGIC Investment Corp.	8,811,220

			8,811,220

		Internet: 15.8%
367,900	@	Amazon.Com, Inc.	15,032,395
111,800	@	eBay, Inc.	10,278,892
36,155	@	Google, Inc.	4,685,688
599,700	@	IAC/InterActiveCorp	13,205,394

			43,202,369

		Media: 6.4%
156,500	@	Comcast Corp.	4,419,560
395,300	@	DIRECTV Group, Inc.	6,953,327
369,000	@	Time Warner, Inc.	5,955,660

			17,328,547

		Miscellaneous Manufacturing: 10.1%
313,500		Eastman Kodak Co.	10,100,970
569,000	@@	Tyco Intl. Ltd.	17,445,540

			27,546,510

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.7%
184,500		Home Depot, Inc.	$7,232,400

			7,232,400

		Savings and Loans: 2.9%
201,400		Washington Mutual, Inc.	7,870,712

			7,870,712

		Software: 4.0%
146,800	@	Electronic Arts, Inc.	6,751,332
92,000	@	Intuit, Inc.	4,176,800

			10,928,132

		Telecommunications: 8.9%
736,000	@	Nextel Communications, Inc.	17,546,240
1,960,700	@	Qwest Communications Intl., Inc.	6,529,131

			24,075,371

		Total Common Stock
		(Cost $259,153,361)	263,856,219

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.0%
		Commercial Paper: 2.0%
$5,300,235		General Electric Discount Note, 1.600%, due 10/01/04		$5,299,999

		Total Commercial Paper
		(Cost $5,300,235)		5,299,999

		Total Investments In Securities
		(Cost $264,453,596)*	99.1%	$269,156,218
		Other Assets and Liabilities—Net	0.9	2,495,516

		Net Assets	100.0%	$271,651,734

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $266,056,718.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,012,467
		Gross Unrealized Depreciation		(11,912,967)

		Net Unrealized Appreciation		$3,099,500

At September 30, 2004, the following forward currency exchange contracts were outstanding for the ING Legg Mason Value Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Swiss Franc
CHF 1,035,000	Buy	10/15/2004	$793,274	$829,311	$36,037
Swiss Franc
CHF 1,035,000	Sell	10/15/2004	797,381	829,311	(31,930)

					$4,107

ING Lifestyle	PORTFOLIO OF INVESTMENTS
Aggressive Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
291,864		ING Alliance MidCap Growth Portfolio		$4,366,284
1,326,598		ING JP Morgan Fleming International Growth Portfolio		14,260,933
1,981,240		ING Julius Baer Foreign Portfolio		20,941,708
1,370,418		ING Legg Mason Value Portfolio		11,950,041
629,557		ING Salomon Brothers Aggressive Growth Portfolio		23,035,494
1,190,441		ING Salomon Brothers All Cap Portfolio		14,094,826
473,494		ING VP Index Plus MidCap Portfolio		7,651,663
751,874		ING VP Small Company Portfolio		13,195,390

		Total Investment Companies
		(Cost $107,368,529)		109,496,339

		Total Investments In Securities
		(Cost $107,368,529)*	100.0%	$109,496,339
		Other Assets and Liabilities—Net	(0.0)	(10,894)

		Net Assets	100.0%	$109,485,445

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,127,810
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$2,127,810

ING Lifestyle	PORTFOLIO OF INVESTMENTS
Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
621,468		ING Alliance MidCap Growth Portfolio		$9,297,161
2,607,541		ING JP Morgan Fleming International Growth Portfolio		28,031,068
2,886,535		ING Julius Baer Foreign Portfolio		30,510,676
1,591,984		ING Legg Mason Value Portfolio		13,882,097
2,089,260		ING PIMCO Core Bond Portfolio		23,169,894
905,645		ING PIMCO High Yield Portfolio		9,291,914
1,149,023		ING Salomon Brothers Aggressive Growth Portfolio		42,042,747
2,340,064		ING Salomon Brothers All Cap Portfolio		27,706,357
679,065		ING VP Intermediate Bond Portfolio		9,262,444
864,300		ING VP Index Plus MidCap Portfolio		13,967,088
1,467,620		ING VP Small Company Portfolio		25,756,723

		Total Investment Companies
		(Cost $228,388,760)		232,918,169

		Total Investments In Securities
		(Cost $228,388,760)*	100.0%	$232,918,169
		Other Assets and Liabilities—Net	0.0	18,833

		Net Assets	100.0%	$232,937,002

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,529,409
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$4,529,409

ING Lifestyle	PORTFOLIO OF INVESTMENTS
Moderate Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
458,286		ING Alliance MidCap Growth Portfolio		$6,855,953
2,135,804		ING JP Morgan Fleming International Growth Portfolio		22,959,889
2,182,428		ING Julius Baer Foreign Portfolio		23,068,260
703,073		ING Marsico Growth Portfolio		9,203,220
3,901,305		ING PIMCO Core Bond Portfolio		43,265,475
1,112,620		ING PIMCO High Yield Portfolio		11,415,486
815,731		ING Salomon Brothers Aggressive Growth Portfolio		29,847,595
958,472		ING Salomon Brothers All Cap Portfolio		11,348,303
2,121,912		ING Salomon Brothers Investors Portfolio		22,640,800
1,668,456		ING VP Intermediate Bond Portfolio		22,757,741
707,943		ING VP Index Plus MidCap Portfolio		11,440,354
786,882		ING VP Small Company Portfolio		13,809,773

		Total Investment Companies
		(Cost $224,376,219)		228,612,849

		Total Investments In Securities
		(Cost $224,376,219)*	100.0%	$228,612,849
		Other Assets and Liabilities—Net	0.0	28,283

		Net Assets	100.0%	$228,641,132

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,249,567
		Gross Unrealized Depreciation		(12,937)

		Net Unrealized Appreciation		$4,236,630

ING Lifestyle	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of September 30, 2004 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
729,678		ING JP Morgan Fleming International Growth Portfolio		$7,844,042
852,015		ING Julius Baer Foreign Portfolio		9,005,796
8,899,468		ING Liquid Assets Portfolio		8,899,468
343,196		ING Marsico Growth Portfolio		4,492,434
1,803,758		ING PIMCO Core Bond Portfolio		20,003,670
542,969		ING PIMCO High Yield Portfolio		5,570,862
275,655		ING Salomon Brothers Aggressive Growth Portfolio		10,086,233
467,989		ING Salomon Brothers All Cap Portfolio		5,540,990
1,035,999		ING Salomon Brothers Investors Portfolio		11,054,108
1,384,226		ING VP Intermediate Bond Portfolio		18,880,845
345,643		ING VP Index Plus MidCap Portfolio		5,585,597
310,756		ING VP Index Plus SmallCap Portfolio		4,474,887

		Total Investment Companies
		(Cost $109,433,753)		111,438,932

		Total Investments In Securities
		(Cost $109,433,753)*	100.0%	$111,438,932
		Other Assets and Liabilities—Net	0.0	20,585

		Net Assets	100.0%	$111,459,517

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,005,179
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$2,005,179

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 40.7%
		Auto Manufacturers: 1.0%
3,934,000		DaimlerChrysler NA Holding Corp., 6.400%, due 05/15/06	$4,141,200

			4,141,200

		Banks: 5.0%
5,000,000		Bank of America Corp., 5.250%, due 02/01/07	5,242,634
640,000	@@	Bank of Ireland, 2.160%, due 12/29/49	547,932
1,350,000	@@	HSBC Bank PLC, 1.971%, due 06/29/49	1,153,090
1,390,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	1,206,813
410,000		M&T Bank Corp., 3.850%, due 04/01/13	408,873
1,470,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	1,251,548
440,000	@@	Societe Generale, 1.688%, due 11/29/49	371,829
2,380,000	@@	Standard Chartered PLC, 1.800%, due 11/29/49	1,912,580
1,950,000	@@	Standard Chartered PLC, 2.070%, due 12/29/49	1,564,875
2,000,000		Union Planters Bank NA, 5.125%, due 06/15/07	2,108,596
3,000,000		Wachovia Corp., 7.550%, due 08/18/05	3,127,023
2,000,000	L	Wells Fargo & Co., 5.250%, due 12/01/07	2,108,190
260,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	221,908

			21,225,891

		Beverages: 0.5%
2,000,000		PepsiAmericas, Inc., 3.875%, due 09/12/07	2,024,772

			2,024,772

		Chemicals: 0.9%
2,000,000		Chevron Phillips Chemical Co. LLC, 5.375%, due 06/15/07	2,095,014
1,596,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	1,719,530

			3,814,544

		Diversified Financial Services: 9.0%
3,000,000	#	AIG SunAmerica Global Financing XII, 5.300%, due 05/30/07	3,147,891
2,000,000	L	Boeing Capital Corp., 5.750%, due 02/15/07	2,119,338
2,600,000		Capital One Bank, 6.875%, due 02/01/06	2,734,670
2,000,000	@	Caterpillar Financial Services Corp., 5.950%, due 05/01/06	2,096,106
1,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	1,094,607
4,000,000		Citigroup, Inc., 5.000%, due 03/06/07	4,176,764
2,000,000		Ford Motor Credit Co., 6.500%, due 01/25/07	2,119,498
3,000,000	L	General Electric Capital Corp., 5.350%, due 03/30/06	3,114,447
1,000,000		General Electric Capital Corp., 3.500%, due 08/15/07	1,005,084
2,000,000	L	General Motors Acceptance Corp., 6.125%, due 08/28/07	2,108,512
6,000,000		Goldman Sachs Group, Inc., 7.625%, due 08/17/05	6,269,047
4,000,000		JP Morgan Chase & Co., 5.250%, due 05/30/07	4,206,044
4,000,000	L	Morgan Stanley, 5.800%, due 04/01/07	4,247,416

			38,439,424

		Electric: 5.3%
3,000,000		Boston Edison Co., 2.100%, due 10/15/05	3,012,910
2,000,000		Constellation Energy Group, Inc., 6.350%, due 04/01/07	2,140,942
2,000,000		Dominion Resources, Inc., 7.625%, due 07/15/05	2,077,036
1,212,000		DTE Energy Co., 2.740%, due 06/01/07	1,212,534
2,770,000		FirstEnergy Corp., 5.500%, due 11/15/06	2,884,784
2,575,000		Nisource Finance Corp., 7.625%, due 11/15/05	2,706,523
1,077,000	@	Pacific Gas & Electric Co. (FLOATER), 2.300%, due 04/03/06	1,078,068
1,329,979	#	Power Contract Financing LLC, 5.200%, due 02/01/06	1,349,373
2,000,000		PPL Electric Utilities Corp., 5.875%, due 08/15/07	2,129,614
2,498,000		Tampa Electric Co., 5.375%, due 08/15/07	2,614,359
1,383,000	@, #	TXU Energy Co LLC, 2.380%, due 01/17/06	1,386,635

			22,592,778

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Food: 1.7%
2,000,000		General Mills, Inc., 5.125%, due 02/15/07	$2,084,120
2,000,000		Kellogg Co., 6.000%, due 04/01/06	2,091,936
3,000,000		Kraft Foods, Inc., 5.250%, due 06/01/07	3,141,594

			7,317,650

		Forest Products and Paper: 0.2%
866,000		Weyerhaeuser Co., 5.500%, due 03/15/05	877,470

			877,470

		Healthcare-Services: 0.6%
2,300,000	@	Wellpoint Health Networks, 6.375%, due 06/15/06	2,426,900

			2,426,900

		Home Builders: 0.2%
920,000		Centex Corp., 4.750%, due 01/15/08	945,631

			945,631

		Insurance: 1.9%
2,000,000	L	Allstate Corp., 5.375%, due 12/01/06	2,095,408
2,000,000	#	Allstate Financial Global Funding, 7.125%, due 09/26/05	2,083,290
3,000,000		Marsh & McLennan Cos., Inc., 5.375%, due 03/15/07	3,156,414
834,000		Prudential Financial, Inc., 4.104%, due 11/15/06	848,301

			8,183,413

		Investment Companies: 1.0%
4,000,000	@	Credit Suisse First Boston, 5.750%, due 04/15/07	4,244,188

			4,244,188

		Lodging: 1.0%
3,000,000		Marriott Intl., Inc., 8.125%, due 04/01/05	3,078,411
1,000,000	@	MGM Mirage, 6.950%, due 02/01/05	1,017,500

			4,095,911

		Media: 2.1%
1,000,000	@, L	AOL Time Warner, Inc., 6.150%, due 05/01/07	1,063,498
2,631,000	@	TCI Communications, Inc., 6.875%, due 02/15/06	2,759,461
3,000,000	@	Time Warner Inc, 6.125%, due 04/15/06	3,137,616
2,000,000	L	Viacom, Inc., 5.625%, due 05/01/07	2,116,838

			9,077,413

		Multi-National: 0.3%
1,038,000	@@	Corp. Andina de Fomento CAF, 7.250%, due 03/01/07	1,121,346

			1,121,346

		Oil and Gas: 1.0%
2,000,000		Ocean Energy, Inc., 4.375%, due 10/01/07	2,044,910
1,998,000	#, L	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	2,023,974

			4,068,884

		Oil and Gas Services: 0.3%
1,189,000	L	Halliburton Co., 6.000%, due 08/01/06	1,242,492

			1,242,492

		Pipelines: 2.6%
1,812,000		Duke Capital LLC, 4.302%, due 05/18/06	1,838,774
1,072,000		Duke Capital LLC, 4.331%, due 11/16/06	1,091,891
1,000,000		Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	1,049,637
3,000,000		Kinder Morgan, Inc., 6.650%, due 03/01/05	3,048,417
2,000,000		Northern Border Pipeline Co., 6.250%, due 05/01/07	2,122,216
1,700,000		Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	1,669,502

			10,820,437

		Real Estate Investment Trusts: 1.0%
2,000,000		New Plan Excel Realty Trust, 5.875%, due 06/15/07	2,120,146
2,000,000	L	Simon Property Group LP, 6.375%, due 11/15/07	2,164,536

			4,284,682

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Retail: 0.3%
1,288,000	#	May Department Stores Co., 3.950%, due 07/15/07	$1,298,881

			1,298,881

		Savings and Loans: 0.8%
3,000,000		Washington Mutual, Inc., 7.500%, due 08/15/06	3,239,487

			3,239,487

		Telecommunications: 3.0%
2,000,000		Ameritech Capital Funding, 7.500%, due 04/01/05	2,048,418
1,000,000	@	AT&T Wireless Services, Inc., 7.350%, due 03/01/06	1,062,259
1,543,000	@	AT&T Wireless Services, Inc., 7.500%, due 05/01/07	1,700,946
1,236,000	@@, L	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	1,316,535
1,000,000	@, @@	Deutsche Telekom Intl. Finance BV, 3.875%, due 07/22/08	1,004,871
4,000,000		Verizon Global Funding Corp., 4.000%, due 01/15/08	4,064,360
1,435,000		Verizon Wireless Capital LLC, 5.375%, due 12/15/06	1,502,864

			12,700,253

		Transportation: 1.0%
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,360,008

			4,360,008

		Total Corporate Bonds/Notes
		(Cost $168,137,492)	172,543,655

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.9%
		Federal Home Loan Mortgage Corporation: 10.7%
5,000,000		7.000%, due 07/15/05	5,184,705
5,000,000		5.250%, due 01/15/06	5,174,730
5,500,000		5.500%, due 07/15/06	5,765,645
5,685,000		2.750%, due 02/09/07	5,662,652
88,889		6.000%, due 06/01/11	93,387
151,644		6.000%, due 04/01/13	159,378
6,219,416		4.500%, due 04/01/14	6,235,672
1,108		3.125%, due 01/01/17	1,115
28,619		2.990%, due 07/01/24	29,298
14,350,423		7.000%, due 07/15/31	14,988,772
1,836,000	S	6.500%, due 10/15/34	1,926,078

			45,221,432

		Federal National Mortgage Association: 19.1%
2,500,000		5.750%, due 06/15/05	2,561,538
7,000,000		7.000%, due 07/15/05	7,258,587
3,000,000		5.500%, due 02/15/06	3,120,531
20,500,000		5.500%, due 05/02/06	21,410,076
40,000,000		3.000%, due 03/02/07	40,021,119
85,606		6.000%, due 02/01/13	90,000
153,637		6.000%, due 04/01/13	161,552
273,991		6.000%, due 07/01/16	287,580
387,799		6.000%, due 03/01/17	407,018
292,002		6.000%, due 05/01/17	306,473
309,297		6.000%, due 09/01/17	324,626
35,114		3.448%, due 12/01/17	36,079
2,107,656		6.500%, due 10/01/22	2,220,352
92,558		7.500%, due 08/01/27	99,385
1,180,962		6.500%, due 02/01/29	1,251,741
430,688		6.500%, due 10/01/32	452,214
913,940		7.000%, due 10/01/32	969,812

			80,978,683

		Government National Mortgage Association: 0.1%
29,561		6.000%, due 12/15/08	30,883
28,107		6.000%, due 01/15/09	29,545

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Government National Mortgage Association: 0.1% (continued)
226,313		6.000%, due 04/15/13	$239,674
6,876		9.500%, due 03/15/20	7,808
38,472		9.500%, due 07/15/21	43,715
61,726		7.500%, due 01/15/24	66,801
10,500		9.000%, due 12/15/26	11,806
17,358		7.500%, due 07/15/27	18,729

			448,961

		Total U.S. Government Agency Obligations
		(Cost $125,913,879)	126,649,076

U.S. TREASURY OBLIGATIONS: 17.9%
		U.S. Treasury Notes: 17.9%
14,000,000	S	6.750%, due 05/15/05	14,405,790
61,731,000	L	2.375%, due 08/31/06	61,521,238

		Total U.S. Treasury Obligations
		(Cost $76,058,059)	75,927,028

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.2%
		Automobile Asset-Backed Securities: 2.4%
10,000,000		World Omni Auto Receivables Trust, 4.050%, due 07/15/09	10,157,141

			10,157,141

		Commercial Mortgage-Backed Securities: 1.0%
1,355,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,371,325
2,882,569		Nationslink Funding Corp., 6.001%, due 08/20/30	2,960,383

			4,331,708

		Credit Card Asset-Backed Securities: 3.4%
7,705,000		Capital One Master Trust, 7.200%, due 08/15/08	7,967,691
4,500,000		Citibank Credit Card Issuance Trust, 2.550%, due 01/20/09	4,453,758
1,430,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	1,494,861

			13,916,310

		Home Equity Asset-Backed Securities: 1.2%
5,000,000		Equity One ABS Inc, 2.481%, due 04/25/34	4,953,709

			4,953,709

		Other Asset-Backed Securities: 0.6%
1,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	1,594,829
1,090,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	1,084,462

			2,679,291

		Whole Loan Collateralized Mortgage Obligations: 1.6%
2,000,000		GSR Mortgage Loan Trust, 4.500%, due 08/25/19	2,030,585
4,946,285		MLCC Mortgage Investors Inc, 2.090%, due 05/25/29	4,941,028

			6,971,613

		Total Collateralized Mortgage Obligations
		(Cost $43,478,380)	43,009,772

Shares			Value

PREFERRED STOCK: 0.6%
		Banks: 0.6%
254	#, XX	DG Funding Trust	$2,743,200

		Total Preferred Stock
		(Cost $2,763,119)	2,743,200

		Total Long-Term Investments
		(Cost $416,350,929)	420,872,731

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 17.4%
		Repurchase Agreement: 0.2%
$882,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04 $882,046 to be received upon repurchase (Collateralized by $931,000 Federal Home Loan Mortgage Corporation, 4.000%, Market value plus accrued interest $900,277, due 06/12/13)		$882,000

		Total Repurchase Agreement
		(Cost $882,000)		882,000

		Securities Lending Collateralcc: 17.2%
6,000,000		Goldman Sachs Promissory Note,
		2.075%, due 10/01/04		6,000,000
66,698,502		The Bank of New York Institutional
		Cash Reserves Fund		66,698,502

		Total Securities Lending Collateral
		(Cost $72,698,502)		72,698,502

		Total Short-Term Investments
		(Cost $73,580,502)		73,580,502

		Total Investments in Securities
		(Cost $489,931,431) *	116.7%	$494,453,233
		Other Assets and Liabilities-Net	(16.7)	(70,775,018)

		Net Assets	100.0%	$423,678,215

	@	Non-income producing security
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $489,985,763. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,739,439
		Gross Unrealized Depreciation		(1,271,969)

		Net Unrealized Appreciation		$4,467,470

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 11.3%
$10,500,000		ABN Amro Bank NV, 1.768%, due 10/29/04	$10,499,580
8,200,000		ABN Amro Bank NV, 1.736%, due 03/18/05	8,199,246
3,400,000		Barclays Bank PLC, 1.600%, due 12/03/04	3,399,723
17,500,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	17,500,312
8,100,000		Dexia Bank, 1.508%, due 12/07/04	8,100,111
4,000,000		HSBC Bank USA NA, 1.555%, due 04/22/05	4,000,000
8,000,000		Royal Bank of Canada, 1.770%, due 03/30/05	7,999,381
9,200,000	@@	Royal Bank of Scotland Group PLC, 1.400%, due 10/21/04	9,199,950
7,800,000		UBS AG, 1.195%, due 12/06/04	7,800,071
11,300,000		Washington Mutual Bank, 1.670%, due 11/01/04	11,300,000
5,700,000		Washington Mutual Bank, 1.650%, due 11/09/04	5,700,000
17,800,000		Washington Mutual Bank, 1.650%, due 11/12/04	17,799,579
8,000,000		Washington Mutual Bank, 1.300%, due 12/27/04	8,000,000

		Total Certificates of Deposit
		(Cost $119,497,953)	119,497,953

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.9%
8,000,000	@@, #, XX	Blue Heron Funding Ltd., 1.870%, due 02/23/05	8,000,000
8,000,000	@@, #, XX	Blue Heron Funding Ltd., 1.858%, due 03/18/05	8,000,000
9,100,000	@@, #, XX	Blue Heron Funding Ltd., 1.850%, due 05/18/05	9,100,000
9,500,000	@@, #, I, XX	Newcastle CDO I Ltd., 1.870%, due 09/24/38	9,500,000
9,500,000	@@, #, XX	Putnam Structured Product CDO, 1.780%, due 10/15/38	9,500,000
8,200,000	@@, #, XX	Whitehawk CDO Funding Ltd., 1.805%, due 03/15/05	8,200,000

		Total Collateralized Mortgage Obligations
		(Cost $52,300,000)	52,300,000

COMMERCIAL PAPER: 38.3%
9,800,000		Archer-Daniels-Midland Co., 1.420%, due 10/05/04	9,798,062
6,100,000		Barton Capital Corp., 1.680%, due 10/18/04	6,094,873
3,900,000		Barton Capital Corp., 1.520%, due 10/07/04	3,898,846
5,675,000		Blue Ridge Asset Funding, 1.680%, due 10/18/04	5,670,230
10,100,000		Bristol-Myers Squibb Co., 1.520%, due 10/07/04	10,097,021
18,500,000	#	Concord Minutemen Capital, 1.710%, due 10/19/04	18,483,350
5,800,000	#	Concord Minutemen Capital, 1.730%, due 10/10/05	5,800,000
9,500,000	#	Concord Minutemen Capital, 1.740%, due 10/12/05	9,500,000
18,500,000	#	Concord Minutemen Capital, 1.740%, due 10/14/05	18,500,000
7,900,000		Crown Point Capital Co., 1.000%, due 10/06/04	7,898,683
33,300,000		Crown Point Capital Co., 2.050%, due 03/08/05	33,001,419
5,000,000		Delaware Funding Corp., 1.680%, due 10/18/04	4,995,797
7,500,000	#	Goldman Sachs Group LP, 1.280%, due 10/27/04	7,500,000
10,600,000	#	Goldman Sachs Group LP, 1.810%, due 07/29/05	10,600,000
10,300,000		Greenwich Capital Holdings, Inc., 1.718%, due 01/14/05	10,300,000
10,400,000		Household Finance Corp., 1.260%, due 10/06/04	10,397,819
5,989,000		Jupiter Securitization, 1.340%, due 10/04/04	5,988,112
8,000,000		LaSalle Bank NA, 1.210%, due 11/05/04	8,000,000
8,300,000		LaSalle Bank NA, 1.160%, due 12/17/04	8,300,000
17,150,000		Monument Gardens Funding LLC, 1.760%, due 12/01/04	17,098,274
8,350,000		Monument Gardens Funding LLC, 1.880%, due 12/20/04	8,314,744
18,000,000		Morgan Stanley, 1.650%, due 10/14/04	17,988,430
10,700,000		Morgan Stanley, 1.660%, due 10/15/04	10,692,593
5,848,000		Old Line Funding Corp., 1.650%, due 10/14/04	5,844,241
9,700,000		Old Line Funding Corp., 1.710%, due 11/02/04	9,684,825
11,300,000		Preferred Receivable Funding Corp., 0.000%, due 10/01/04	11,300,000
26,100,000		Preferred Receivable Funding Corp., 1.260%, due 10/04/04	26,096,346

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2004 (Unaudited) (continued)

Principal
Amount			Value

COMMERCIAL PAPER: 38.3% (continued)
15,850,000		Preferred Receivable Funding Corp., 1.350%, due 10/05/04	$15,847,028
10,500,000	#	Saint Germain Holdings Ltd., 1.510%, due 10/08/04	10,496,488
14,876,000	#	Saint Germain Holdings Ltd., 1.510%, due 10/13/04	14,867,917
10,900,000	#	Saint Germain Holdings Ltd., 1.530%, due 10/21/04	10,890,251
9,800,000	#	Saint Germain Holdings Ltd., 1.880%, due 12/13/04	9,762,243
10,700,000		SBC Communications, Inc., 1.680%, due 10/18/04	10,691,006
3,200,000		Tulip Funding Corp., 0.000%, due 10/01/04	3,200,000
18,800,000	#	Verizon Global Funding Corp., 1.990%, due 10/14/05	18,800,000
8,700,000		Windmill Funding Corp., 1.630%, due 10/12/04	8,695,268

		Total Commercial Paper
		(Cost $405,093,866)	405,093,866

CORPORATE BONDS/NOTES: 33.0%
11,250,000	#	American Honda Finance Corp., 1.780%, due 02/11/05	11,255,630
12,250,000		Associates Corp. of North America, 2.050%, due 06/27/05	12,261,977
5,100,000		Bank One NA, 1.894%, due 11/01/04	5,101,021
13,700,000		Bank One NA, 1.980%, due 07/26/05	13,720,181
10,900,000		Bear Stearns Cos., Inc., 1.716%, due 11/04/05	10,900,000
10,600,000		Bear Stearns Cos., Inc., 1.850%, due 10/28/09	10,600,000
5,000,000		Bellsouth Telecommunications, Inc., 1.880%, due 01/04/05	5,000,000
6,500,000		Citigroup Global Markets Holdings, Inc., 1.780%, due 01/27/05	6,503,253
4,500,000		Credit Suisse First Boston USA, Inc., 2.110%, due 10/25/04	4,501,404
11,400,000		Credit Suisse First Boston USA, Inc., 2.050%, due 01/14/05	11,414,364
8,300,000		Credit Suisse First Boston USA, Inc., 2.010%, due 02/08/05	8,308,573
32,765,000		First Union Corp., 2.230%, due 03/31/05	32,830,191
2,500,000		Fleet National Bank, 1.840%, due 11/22/04	2,500,470
12,050,000	L	General Electric Capital Corp., 2.005%, due 03/15/05	12,060,195
13,000,000		General Electric Capital Corp., 1.838%, due 10/07/05	13,000,001
12,000,000	#	Goldman Sachs Group LP, 1.769%, due 11/15/05	12,000,000
10,000,000	@@, #	HBOS Treasury Services PLC, 1.662%, due 01/28/05	10,000,854
14,000,000	@@, #	HBOS Treasury Services PLC, 1.961%, due 10/24/05	14,000,000
3,700,000	@@, #	HBOS Treasury Services PLC, 1.640%, due 11/01/05	3,700,000
6,100,000		J.P. Morgan Chase & Co., 2.190%, due 03/29/05	6,107,480
17,150,000		Merrill Lynch & Co., Inc., 1.550%, due 01/05/05	17,150,506
10,000,000		Merrill Lynch & Co., Inc., 1.890%, due 08/24/05	10,014,192
23,000,000	#, I	Money Market Trust Series A, 1.835%, due 10/07/05	23,000,000
11,200,000		Morgan Stanley, 1.880%, due 08/15/05	11,212,635
2,700,000		PNC Bank NA, 1.920%, due 05/18/05	2,704,115
6,250,000	#	The Bank of New York Co., Inc., 1.860%, due 10/27/05	6,250,000
6,300,000		Toyota Motor Credit Corp., 1.700%, due 02/07/05	6,300,999
20,600,000		Wal-Mart Stores, Inc., 1.698%, due 02/22/05	20,601,798
20,300,000		Wells Fargo & Co., 1.619%, due 10/01/04	20,300,000
13,100,000		Wells Fargo & Co., 2.000%, due 09/29/05	13,108,753
7,650,000		Wells Fargo & Co., 1.690%, due 11/02/05	7,650,209
5,200,000		Westpac Banking Corp., 1.850%, due 10/11/05	5,200,000

		Total Corporate Bonds/Notes
		(Cost $349,258,801)	349,258,801

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.0%
		Federal Home Loan Bank: 4.9%
7,500,000		1.400%, due 02/25/05		$7,500,000
7,800,000		1.425%, due 04/04/05		7,800,000
4,900,000		1.470%, due 02/28/05		4,900,000
8,600,000		1.500%, due 12/07/04		8,600,000
4,900,000		1.500%, due 03/01/05		4,900,000
5,100,000		1.510%, due 12/08/04		5,100,000
7,700,000		1.600%, due 03/01/05		7,700,000
5,000,000		1.600%, due 05/16/05		5,000,000

				51,500,000

		Federal Home Loan Mortgage Corporation: 0.7%
7,500,000		1.500%, due 02/14/05		7,500,000

				7,500,000

		Federal National Mortgage Association: 2.4%
8,300,000		1.400%, due 02/25/05		8,300,000
8,200,000		1.550%, due 05/04/05		8,200,000
3,800,000		1.610%, due 05/13/05		3,800,000
5,100,000		1.630%, due 01/03/05		5,100,000

				25,400,000

		Total U.S. Government Agency Obligations
		(Cost $84,400,000)		84,400,000

REPURCHASE AGREEMENT: 5.4%
57,624,000	S	Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $57,626,977 to be received upon repurchase (Collateralized by $58,774,000 Federal National Mortgage Association, 4.200% – 4.500%, Market Value plus accrued interest $58,776,503, due 05/27/11 – 09/30/11).		57,624,000

		Total Repurchase Agreement
		(Cost $57,624,000)		57,624,000

SECURITIES LENDING COLLATERALcc: 1.2%
12,413,210		The Bank of New York Institutional
		Cash Reserves Fund		12,413,210

		Total Securities Lending Collateral
		(Cost $12,413,210)		12,413,210

		Total Investments In Securities
		(Cost $1,080,587,830)*	102.1%	$1,080,587,830
		Other Assets and Liabilities—Net	(2.1)	(22,719,069)

		Net Assets	100.0%	$1,057,868,761

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate Shown reflects current rate.
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	I	Illiquid security

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2004 (Unaudited)(continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

*	Cost for federal income tax purposes is the same as for financial statements.

Industry	Percentage of Net Assets

Commercial Banks – Central U.S.	6.1%
Commercial Banks – Eastern U.S.	3.2
Commercial Banks Non-U.S.	3.3
Diversified Financial Services	3.5
Fiduciary Banks	0.6
Finance – Auto Loans	1.7
Finance – Other	0.6
Finance – Investments Banker/Broker	12.4
Food Processing	0.9
Healthcare	0.9
Investment Companies	2.3
Money Center Banks	3.6
Other ABS	4.9
Retail – Discount	1.9
S&L/Thrifts – Western U.S.	4.0
Sovereign Agency	8.0
Special Purpose Entity	29.1
Super-Regional Banks – U.S.	7.0
Telecom Services	0.5
Telephone – Integrated	1.0
Repurchase Agreement	5.4
Securities Lending Collateral	1.2
Other Assets and Liabilities–Net	(2.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 96.2%
		Aerospace/Defense: 1.3%
108,591		General Dynamics Corp.	$11,087,141

			11,087,141

		Agriculture: 0.4%
103,662		Monsanto Co.	3,775,370

			3,775,370

		Apparel: 2.3%
241,445		Nike, Inc.	19,025,866

			19,025,866

		Banks: 0.2%
37,627		UCBH Holdings, Inc.	1,470,087

			1,470,087

		Beverages: 1.2%
202,246		PepsiCo, Inc.	9,839,268

			9,839,268

		Biotechnology: 5.5%
876,153	@	Genentech, Inc.	45,927,940

			45,927,940

		Computers: 2.9%
695,306	@	Dell, Inc.	24,752,894

			24,752,894

		Cosmetics/Personal Care: 3.1%
490,244		Procter & Gamble Co.	26,532,005

			26,532,005

		Diversified Financial Services: 17.0%
861,170	L	Citigroup, Inc.	37,994,820
837,858		Countrywide Financial Corp.	33,003,227
153,743		Goldman Sachs Group, Inc.	14,334,997
370,618		Merrill Lynch & Co., Inc.	18,427,127
890,769		SLM Corp.	39,728,298

			143,488,469

		Healthcare-Products: 8.9%
599,774	@	Boston Scientific Corp.	23,829,021
341,062		Medtronic, Inc.	17,701,118
82,363	@	St. Jude Medical, Inc.	6,199,463
43,605	@	Wright Medical Group, Inc.	1,095,358
333,608	@	Zimmer Holdings, Inc.	26,368,376

			75,193,336

		Healthcare-Services: 8.2%
152,076		Quest Diagnostics, Inc.	13,416,145
749,614		UnitedHealth Group, Inc.	55,276,536

			68,692,681

		Home Builders: 2.9%
297,971		Lennar Corp. – Class A	14,183,419
24,056		Lennar Corp. – Class B	1,053,653
126,699		M.D.C. Holdings, Inc.	9,261,697

			24,498,769

		Internet: 3.0%
276,986	@	eBay, Inc.	25,466,093

			25,466,093

		Leisure Time: 1.7%
319,783	L	Royal Caribbean Cruises Ltd.	13,942,539

			13,942,539

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 1.7%
130,943		Mandalay Resort Group	$8,989,238
20,628	@	MGM Mirage	1,024,180
83,705	@, L	Wynn Resorts Ltd.	4,326,711

			14,340,129

		Machinery-Construction and Mining: 3.3%
343,392		Caterpillar, Inc.	27,625,886

			27,625,886

		Miscellaneous Manufacturing: 8.0%
1,120,881		General Electric Co.	37,639,183
330,796		Honeywell Intl., Inc.	11,862,345
581,059	@@	Tyco Intl. Ltd.	17,815,269

			67,316,797

		Retail: 9.2%
217,665	@	Bed Bath & Beyond, Inc.	8,077,548
194,686		CVS Corp.	8,202,121
452,942		Lowe’s Cos., Inc.	24,617,398
64,306	@	Starbucks Corp.	2,923,351
649,293		Tiffany & Co.	19,959,267
260,897		Wal-Mart Stores, Inc.	13,879,720

			77,659,405

		Software: 4.5%
445,476	@	Electronic Arts, Inc.	20,487,441
621,601		Microsoft Corp.	17,187,268

			37,674,709

		Telecommunications: 7.7%
452,099		Motorola, Inc.	8,155,866
1,195,186		Qualcomm, Inc.	46,660,061
254,660		Verizon Communications, Inc.	10,028,511

			64,844,438

		Transportation: 3.2%
316,165	L	FedEx Corp.	27,092,179

			27,092,179

		Total Common Stock (Cost $643,489,313)	810,246,001

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.7%
		Federal Home Loan Bank: 2.8%
$23,600,000		1.500%, due 10/01/04		$23,599,017

		Total Federal Home Loan Bank
		(Cost $23,600,000)		23,599,017

		Securities Lending Collateralcc: 1.9%
7,500,000		Goldman Sachs Promissory Note, 2.075%, 10/01/04		7,500,000
8,650,843		The Bank of New York Institutional Cash Reserves Fund		8,650,843

		Total Securities Lending Collateral
		(Cost $16,150,843)		16,150,843

		Total Short-Term Investments
		(Cost $39,750,843)		39,749,860

		Total Investments in Securities
		(Cost $683,240,156) *
		Other Assets and Liabilities—Net	100.9%	$849,995,861
			(0.9)	(7,623,987)

		Net Assets	100.0%	$842,371,874

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $687,902,556.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$168,822,177
		Gross Unrealized Depreciation		(6,728,872)

		Net Unrealized Appreciation		$162,093,305

PORTFOLIO OF INVESTMENTS
ING Mercury Focus Value Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 94.6%
		Aerospace/Defense: 6.5%
71,900		Goodrich Corp.	$2,254,784
90,000		Raytheon Co.	3,418,200

			5,672,984

		Banks: 5.5%
46,800		Mellon Financial Corp.	1,295,892
71,200		The Bank of New York Co., Inc.	2,076,904
48,000		The U.S. Bancorp	1,387,200

			4,759,996

		Chemicals: 1.5%
31,000		E.I. du Pont EI de Nemours & Co.	1,326,800

			1,326,800

		Computers: 6.6%
185,100		Hewlett-Packard Co.	3,470,625
220,800	@	Unisys Corp.	2,278,656

			5,749,281

		Cosmetics/Personal Care: 2.9%
38,400		Kimberly-Clark Corp.	2,480,256

			2,480,256

		Diversified Financial Services: 9.9%
74,600		Citigroup, Inc.	3,291,352
8,500		Goldman Sachs Group, Inc.	792,540
71,496		J.P. Morgan Chase & Co.	2,840,536
34,100		Morgan Stanley	1,681,130

			8,605,558

		Food: 1.9%
28,700	@@	Unilever NV ADR	1,658,860

			1,658,860

		Forest Products and Paper: 1.6%
33,400		International Paper Co.	1,349,694

			1,349,694

		Healthcare-Services: 2.8%
325,400	@	Beverly Enterprises, Inc.	2,463,278

			2,463,278

		Insurance: 3.9%
54,700		AON Corp.	1,572,078
56,008		St. Paul Travelers Cos., Inc.	1,851,624

			3,423,702

		Media: 9.4%
46,400	@	Comcast Corp.	1,295,488
249,316	@	Liberty Media Corp.	2,174,036
82,200	@	Time Warner, Inc.	1,326,708
99,300		Viacom, Inc.	3,332,508

			8,128,740

		Mining: 0.9%
23,200		Alcoa, Inc.	779,288

			779,288

		Miscellaneous Manufacturing: 4.2%
57,500		General Electric Co.	1,930,850
47,100		Honeywell Intl., Inc.	1,689,006

			3,619,856

PORTFOLIO OF INVESTMENTS
ING Mercury Focus Value Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Oil and Gas: 8.1%
56,200		Exxon Mobil Corp.		$2,716,146
107,700		GlobalSantaFe Corp.		3,301,005
37,500	@	Rowan Cos., Inc.		990,000

				7,007,151

		Oil and Gas Services: 1.6%
66,200	@	Grant Prideco, Inc.		1,356,438

				1,356,438

		Pharmaceuticals: 2.6%
51,000	@@	GlaxoSmithKline PLC ADR		2,230,230

				2,230,230

		Retail: 4.2%
99,500		Foot Locker, Inc.		2,358,150
73,200	@	Toys R US, Inc.		1,298,568

				3,656,718

		Semiconductors: 4.9%
56,900	@	Advanced Micro Devices, Inc.		739,700
1,072,700	@	Agere Systems, Inc. – Class A		1,094,154
558,400	@	LSI Logic Corp.		2,406,704

				4,240,558

		Software: 5.7%
255,900	@	Borland Software Corp.		2,136,765
528,000	@	Parametric Technology Corp.		2,787,840

				4,924,605

		Telecommunications: 4.3%
434,600	@	3Com Corp.		1,834,012
92,600		Sprint Corp.		1,864,038

				3,698,050

		Toys/Games/Hobbies: 3.2%
286,100		Topps Co., Inc.		2,798,058

				2,798,058

		Transportation: 2.4%
70,900		Norfolk Southern Corp.		2,108,566

				2,108,566

		Total Common Stock
		(Cost $84,118,104)		82,038,667

		Total Investments In Securities
		(Cost $84,118,104)*	94.6%	$82,038,667
		Other Assets and Liabilities—Net	5.4	4,647,861

		Net Assets	100.0%	$86,686,528

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $84,177,672.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,489,927
		Gross Unrealized Depreciation		(5,628,932)

		Net Unrealized Depreciation		$(2,139,005)

ING Mercury Large Cap Growth Portfolio (formerly, ING Mercury Fundamental Growth Portfolio)	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.0%
		Advertising: 1.0%
3,100	@	Getty Images, Inc.	$171,430

			171,430

		Aerospace/Defense: 1.7%
5,400		Boeing Co.	278,748

			278,748

		Auto Parts and Equipment: 0.9%
3,600	@@	Autoliv, Inc.	145,440

			145,440

		Beverages: 1.0%
6,200		Pepsi Bottling Group, Inc.	168,330

			168,330

		Biotechnology: 2.1%
3,100	@	Celgene Corp.	180,513
3,900	@	Charles River Laboratories Intl., Inc.	178,620

			359,133

		Chemicals: 0.8%
3,600		International Flavors & Fragrances, Inc.	137,520

			137,520

		Computers: 4.1%
3,600	@	DST Systems, Inc.	160,092
2,100	@	Lexmark Intl., Inc.	176,421
3,700	@	NCR Corp.	183,483
6,700	@	Storage Technology Corp.	169,242

			689,238

		Cosmetics/Personal Care: 3.5%
5,100		Avon Products, Inc.	222,768
6,600		Gillette Co.	275,484
1,500		Procter & Gamble Co.	81,180

			579,432

		Distribution/Wholesale: 1.1%
11,300	@	Ingram Micro, Inc.	181,930

			181,930

		Diversified Financial Services: 1.2%
500		Fannie Mae	31,700
10,600	@	Providian Financial Corp.	164,724

			196,424

		Electric: 1.0%
10,700	@	Allegheny Energy, Inc.	170,772

			170,772

		Electronics: 1.6%
6,000	@	Agilent Technologies, Inc.	129,420
6,100	@	Arrow Electronics, Inc.	137,738

			267,158

		Hand/Machine Tools: 0.7%
1,600		Black & Decker Corp.	123,904

			123,904

		Healthcare-Products: 11.3%
2,400		Bausch & Lomb, Inc.	159,480
4,200		Becton Dickinson & Co.	217,140
3,200		CR Bard, Inc.	181,216
3,400	@	Idexx Laboratories, Inc.	172,516
12,200		Johnson & Johnson	687,226

ING Mercury Large Cap Growth Portfolio (formerly, ING Mercury Fundamental Growth Portfolio)	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 11.3% (continued)
6,100		Medtronic, Inc.	$316,590
2,900	@	Respironics, Inc.	154,976

			1,889,144

		Healthcare-Services: 6.2%
1,800		Aetna, Inc.	179,874
2,100	@	Anthem, Inc.	183,225
4,300	@	Laboratory Corp of America Holdings	187,996
5,100	@	Pacificare Health Systems, Inc.	187,170
2,100		Quest Diagnostics, Inc.	185,262
1,500		UnitedHealth Group, Inc.	110,610

			1,034,137

		Home Furnishings: 1.2%
1,800		Harman Intl. Industries, Inc.	193,950

			193,950

		Insurance: 3.0%
3,900		Fidelity National Financial, Inc.	148,590
3,800		Prudential Financial, Inc.	178,752
4,000		WR Berkley Corp.	168,640

			495,982

		Internet: 2.4%
6,000	@	CheckFree Corp.	166,020
4,200	@	Symantec Corp.	230,496

			396,516

		Iron/Steel: 1.1%
2,000		Nucor Corp.	182,740

			182,740

		Leisure Time: 1.4%
3,500		Harley-Davidson, Inc.	208,040
400		Polaris Industries, Inc.	22,328

			230,368

		Lodging: 1.1%
4,000		Starwood Hotels & Resorts Worldwide, Inc.	185,680

			185,680

		Machinery-Diversified: 2.2%
5,500		Graco, Inc.	184,250
4,700		Rockwell Automation, Inc.	181,890

			366,140

		Metal Fabricate/Hardware: 2.1%
7,100		Timken Co.	174,802
8,300		Worthington Industries, Inc.	177,205

			352,007

		Mining: 1.0%
1,900		Phelps Dodge Corp.	174,857

			174,857

		Miscellaneous Manufacturing: 0.4%
2,300		Brink’s Co.	69,391

			69,391

		Office/Business Equipment: 1.1%
12,600	@	Xerox Corp.	177,408

			177,408

		Oil and Gas: 3.3%
2,600		Anadarko Petroleum Corp.	172,536
4,600		Burlington Resources, Inc.	187,680
3,000	@	Newfield Exploration Co.	183,720

			543,936

ING Mercury Large Cap Growth Portfolio (formerly, ING Mercury Fundamental Growth Portfolio)	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 1.1%
4,800		Ball Corp.	$179,664

			179,664

		Pharmaceuticals: 6.4%
3,800	@	Cephalon, Inc.	182,020
29,000		Pfizer, Inc.	887,400

			1,069,420

		Retail: 16.9%
5,500		Abercrombie & Fitch Co.	173,250
4,700		American Eagle Outfitters, Inc.	173,195
4,900	@	Barnes & Noble, Inc.	181,300
6,600		Borders Group, Inc.	163,680
6,900		Claire’s Stores, Inc.	172,776
4,200		Costco Wholesale Corp.	174,552
9,700		Gap, Inc.	181,390
10,700		Home Depot, Inc.	419,440
8,000		Limited Brands, Inc.	178,320
3,200		Michaels Stores, Inc.	189,472
4,500		Nordstrom, Inc.	172,080
6,200		PETsMART, Inc.	176,018
7,100		Staples, Inc.	211,722
5,000	@	Urban Outfitters, Inc.	172,000
1,800		Wal-Mart Stores, Inc.	95,760

			2,834,955

		Semiconductors: 1.5%
4,100		Intel Corp.	82,246
6,400		Microchip Technology, Inc.	171,776

			254,022

		Software: 4.8%
3,200		Adobe Systems, Inc.	158,304
3,800		Autodesk, Inc.	184,794
10,200	@	BMC Software, Inc.	161,262
11,000		Microsoft Corp.	304,150

			808,510

		Telecommunications: 6.5%
3,200	@	Cisco Systems, Inc.	57,920
16,700		Motorola, Inc.	301,268
9,100		Qualcomm, Inc.	355,264
18,300	@	Tellabs, Inc.	168,177
1,200	@	West Corp.	34,956
6,700	@	Western Wireless Corp.	172,257

			1,089,842

ING Mercury Large Cap Growth Portfolio (formerly, ING Mercury Fundamental Growth Portfolio)	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares				Value

		Transportation: 3.3%
4,000		CNF, Inc.		$163,960
2,600		FedEx Corp.		222,794
4,600		J.B. Hunt Transport Services, Inc.		170,844

				557,598

		Total Common Stock
		(Cost $15,551,404)		16,555,726

		Total Investments In Securities
		(Cost $15,551,404)*	99.0%	$16,555,726
		Other Assets and Liabilities—Net	1.0	173,762

		Net Assets	100.0%	$16,729,488

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $15,576,621
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,152,033
		Gross Unrealized Depreciation		(172,928)

		Net Unrealized Appreciation		$979,105

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.7%
		Advertising: 2.3%
257,230	@, L	Getty Images, Inc.	$14,224,819
40,300	@	Lamar Advertising Co. – Class A	1,676,883

			15,901,702

		Agriculture: 0.5%
104,000		Monsanto Co.	3,787,680

			3,787,680

		Airlines: 0.9%
318,358	@, L	JetBlue Airways Corp.	6,660,049

			6,660,049

		Apparel: 1.1%
179,220	@	Coach, Inc.	7,602,512

			7,602,512

		Banks: 1.0%
156,560	L	Investors Financial Services Corp.	7,065,553

			7,065,553

		Biotechnology: 7.5%
100,240	@, L	Celgene Corp.	5,836,975
333,160	@	Genzyme Corp.	18,127,236
161,230	@, L	Invitrogen Corp.	8,866,038
394,280	@	MedImmune, Inc.	9,344,436
216,420	@	Millipore Corp.	10,355,697

			52,530,382

		Building Materials: 0.4%
80,070	@	American Standard Cos., Inc.	3,115,524

			3,115,524

		Commercial Services: 5.2%
145,850	@	Alliance Data Systems Corp.	5,915,676
69,000	@	Apollo Group, Inc.	5,062,530
124,900	@, L	Career Education Corp.	3,550,907
208,080		Corporate Executive Board Co.	12,742,819
44	@	Corrections Corporation of America	1,556
121,680		Manpower, Inc.	5,413,543
149,210		Robert Half Intl., Inc.	3,845,142

			36,532,173

		Computers: 3.0%
283,720	@	Ceridian Corp.	5,223,285
191,760	@, L	DST Systems, Inc.	8,527,567
91,000	@	Lexmark Intl., Inc.	7,644,910

			21,395,762

		Diversified Financial Services: 2.3%
383,300	@	Ameritrade Holding Corp.	4,603,433
221,670		Legg Mason, Inc.	11,808,361

			16,411,794

		Electronics: 4.2%
195,840	@	Fisher Scientific Intl.	11,423,347
198,700	@	Thermo Electron Corp.	5,368,874
290,460	@	Waters Corp.	12,809,286

			29,601,507

		Entertainment: 0.8%
165,100		International Game Technology	5,935,345

			5,935,345

		Healthcare-Products: 9.1%
195,520		CR Bard, Inc.	11,072,298
799,110	@	Cytyc Corp.	19,298,506

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 9.1% (continued)
196,640		DENTSPLY Intl., Inc.	$10,213,482
141,790	@	Gen-Probe, Inc.	5,653,167
166,570		Guidant Corp.	11,000,283
19,000	@@	Synthes, Inc.	2,069,352
376,000	@, L	Thoratec Corp.	3,617,120

			62,924,208

		Healthcare-Services: 1.5%
316,080	@	Community Health Systems, Inc.	8,433,015
196,370	@, L	Tenet Healthcare Corp.	2,118,832

			10,551,847

		Internet: 5.5%
153,530	@, L	F5 Networks, Inc.	4,676,524
232,122	@, L	IAC/InterActiveCorp	5,111,326
356,060	@	McAfee, Inc.	7,156,806
503,620	@, L	Monster Worldwide, Inc.	12,409,197
168,510	@	Symantec Corp.	9,247,829

			38,601,682

		Leisure Time: 1.9%
233,030		Royal Caribbean Cruises Ltd.	10,160,108
135,900	@, L	WMS Industries, Inc.	3,491,271

			13,651,379

		Lodging: 0.7%
72,900	@@, L	Four Seasons Hotels, Inc.	4,672,890

			4,672,890

		Media: 7.4%
858,070	@, L	Citadel Broadcasting Corp.	11,000,457
164,700	@	Cox Communications, Inc.	5,456,511
285,293	@, L	Echostar Communications Corp.	8,878,318
139,400	@	Entercom Communications Corp.	4,552,804
104,700	@@	Grupo Televisa SA ADR	5,520,831
133,100		Meredith Corp.	6,838,678
195,500	@	Radio One, Inc.	2,793,695
106,800	@	Univision Communications, Inc.	3,375,948
167,940	@	Westwood One, Inc.	3,320,174

			51,737,416

		Mining: 0.4%
40,030	@, @@	Aber Diamond Corp.	1,377,825
37,500	@, @@, R	Aber Diamond Corp.	1,290,743

			2,668,568

		Miscellaneous Manufacturing: 0.5%
57,200		Eaton Corp.	3,627,052

			3,627,052

		Oil and Gas: 0.7%
153,400		GlobalSantaFe Corp.	4,701,710

			4,701,710

		Oil and Gas Services: 2.6%
179,840	L	BJ Services Co.	9,425,414
122,920	@, L	Cooper Cameron Corp.	6,740,933
57,900		Halliburton Co.	1,950,651

			18,116,998

		Pharmaceuticals: 8.1%
98,740		Allergan, Inc.	7,163,587
227,800	@, @@, L	Elan Corp. PLC ADR	5,330,520
289,200	@	Endo Pharmaceuticals Holdings, Inc.	5,309,712
413,480	@, L	Gilead Sciences, Inc.	15,455,883

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 8.1% (continued)
95,500	@, L	ImClone Systems, Inc.	$5,047,175
390,800		Medicis Pharmaceutical Corp.	15,256,832
67,070	@	Neurocrine Biosciences, Inc.	3,163,021

			56,726,730

		Retail: 5.2%
509,000	@, L	99 Cents Only Stores	7,243,070
169,980	@, L	Cheesecake Factory, Inc.	7,377,132
212,800		Family Dollar Stores, Inc.	5,766,880
282,588	L	PETsMART, Inc.	8,022,673
261,280		Tiffany & Co.	8,031,748

			36,441,503

		Semiconductors: 4.4%
225,950	@	Integrated Circuit Systems, Inc.	4,857,925
183,420	@, @@, L	Marvell Technology Group Ltd.	4,792,765
340,030	@, L	Novellus Systems, Inc.	9,041,397
989,300	@	PMC-Sierra, Inc.	8,715,733
127,300		Xilinx, Inc.	3,437,100

			30,844,920

		Software: 7.2%
154,940	@	Ascential Software Corp.	2,087,042
157,700	@	Electronic Arts, Inc.	7,252,623
262,300	@	Intuit, Inc.	11,908,420
275,700	@, L	Mercury Interactive Corp.	9,616,416
41,050	@	NAVTEQ Corp.	1,463,022
594,910	@, L	Red Hat, Inc.	7,281,698
628,910	@	Veritas Software Corp.	11,194,598

			50,803,819

		Telecommunications: 13.3%
508,540	@, @@	Amdocs Ltd.	11,101,428
987,970	@, L	American Tower Corp. – Class A	15,165,340
842,260	@	Comverse Technology, Inc.	15,859,756
828,870	@, L	Crown Castle Intl. Corp.	12,333,586
112,270		Harris Corp.	6,168,114
282,799	@, L	Juniper Networks, Inc.	6,674,056
219,488	@, L	NTL, Inc.	13,623,620
256,630	@, L	Spectrasite, Inc.	11,933,295

			92,859,195

		Transportation: 1.0%
140,750		Expeditors Intl. Washington, Inc.	7,276,775

			7,276,775

		Total Common Stock
		(Cost $605,999,233)	692,746,675

ING MFS Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 13.8%
		Federal Home Loan Bank: 1.4%
$10,092,000		1.500%, due 10/01/04		$10,091,537

		Total Federal Home Loan Bank
		(Cost $10,092,000)		10,091,537

		Securities Lending Collateralcc: 12.4%
7,000,000		Goldman Sachs Promissory Note,
		2.075%, due 10/01/04		7,000,000
80,073,806		The Bank of New York Institutional
		Cash Reserves Fund		80,073,806

		Total Securities Lending Collateral
		(Cost $87,073,806)		87,073,806

		Total Short-Term Investments
		(Cost $97,165,806)		97,165,343

		Total Investments In Securities
		(Cost $703,165,039) *	112.5%	$789,912,018
		Other Assets and Liabilities—Net	(12.5)	(87,557,652)

		Net Assets	100.0%	$702,354,366

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	R	Restricted Security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $711,498,238.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$115,038,090
		Gross Unrealized Depreciation		(36,624,310)

		Net Unrealized Appreciation		$78,413,780

ING MFS Research Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%
		Advertising: 2.5%
129,400	@, L	Getty Images, Inc.	$7,155,820
185,800	@, L	Lamar Advertising Co. – Class A	7,731,138

			14,886,958

		Aerospace/Defense: 1.5%
154,100		Lockheed Martin Corp.	8,595,698

			8,595,698

		Agriculture: 2.3%
91,300		Altria Group, Inc.	4,294,752
251,600		Monsanto Co.	9,163,272

			13,458,024

		Apparel: 1.0%
167,600		Reebok Intl. Ltd.	6,154,272

			6,154,272

		Auto Parts and Equipment: 1.0%
78,200	@@, L	Magna Intl., Inc. – Class A	5,793,056

			5,793,056

		Banks: 2.9%
302,640		Bank of America Corp.	13,113,391
84,100	L	Investors Financial Services Corp.	3,795,433

			16,908,824

		Beverages: 2.5%
61,000		Anheuser-Busch Cos., Inc.	3,046,950
240,300		PepsiCo, Inc.	11,690,595

			14,737,545

		Biotechnology: 3.5%
58,200	@	Amgen, Inc.	3,298,776
28,800	@, L	Celgene Corp.	1,677,024
205,900	@, L	Genzyme Corp.	11,203,019
203,700	@	MedImmune, Inc.	4,827,690

			21,006,509

		Building Materials: 0.9%
147,700		Masco Corp.	5,100,081

			5,100,081

		Chemicals: 2.3%
139,200		E.I. du Pont de Nemours & Co.	5,957,760
334,370	L	Lyondell Chemical Co.	7,509,950

			13,467,710

		Commercial Services: 1.4%
194,880	@, @@	Accenture Ltd. – Class A	5,271,504
105,200	@, L	Career Education Corp.	2,990,836

			8,262,340

		Computers: 2.4%
228,200	@	Ceridian Corp.	4,201,162
153,400	@	Dell, Inc.	5,461,040
185,500	@, L	Network Appliance, Inc.	4,266,500

			13,928,702

		Cosmetics/Personal Care: 2.1%
122,200		Colgate-Palmolive Co.	5,520,996
87,900		Kimberly-Clark Corp.	5,677,461
26,700		Procter & Gamble Co.	1,445,004

			12,643,461

		Diversified Financial Services: 14.4%
316,100		American Express Co.	16,266,506
385,303		Citigroup, Inc.	16,999,568

ING MFS Research Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 14.4% (continued)
345,600		Franklin Resources, Inc.	$19,270,657
104,580		Freddie Mac	6,822,799
106,800		Goldman Sachs Group, Inc.	9,958,032
130,200		Legg Mason, Inc.	6,935,754
382,800		MBNA Corp.	9,646,560

			85,899,876

		Electric: 1.7%
92,600		Exelon Corp.	3,397,494
149,500		NiSource, Inc.	3,140,995
68,700		PPL Corp.	3,241,266

			9,779,755

		Food: 1.5%
314,400	@, @@	CoolBrands Intl., Inc.	2,297,973
114,400		General Mills, Inc.	5,136,560
93,600	@, L	Kroger Co.	1,452,672

			8,887,205

		Hand/Machine Tools: 0.5%
87,200	@@	Sandvik AB	3,020,659

			3,020,659

		Healthcare-Products: 2.8%
121,500	@, L	Cyberonics, Inc.	2,485,890
250,400		Johnson & Johnson	14,105,032

			16,590,922

		Healthcare-Services: 3.0%
129,800	@	Apria Healthcare Group, Inc.	3,537,050
152,500		HCA, Inc.	5,817,875
797,100	@, L	Tenet Healthcare Corp.	8,600,709

			17,955,634

		Housewares: 0.9%
261,500		Newell Rubbermaid, Inc.	5,240,460

			5,240,460

		Insurance: 3.6%
195,700		American Intl. Group, Inc.	13,305,643
212,600		MetLife, Inc.	8,216,990

			21,522,633

		Internet: 2.2%
34,500	@	eBay, Inc.	3,171,930
287,700	@	Yahoo!, Inc.	9,755,907

			12,927,837

		Leisure Time: 2.6%
175,800	L	Carnival Corp.	8,313,582
118,800		Harley-Davidson, Inc.	7,061,472

			15,375,054

		Machinery-Construction and Mining: 0.5%
37,900		Caterpillar, Inc.	3,049,055

			3,049,055

		Media: 1.3%
209,300	@, L	Comcast Corp. – Class A	5,910,632
142,100	@, L	Cumulus Media, Inc.	2,044,819

			7,955,451

		Mining: 1.5%
405,600	@@, L	Cia Vale do Rio Doce ADR	9,113,832

			9,113,832

ING MFS Research Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 4.7%
79,400		Cooper Industries Ltd.	$4,684,600
5,400		Cooper Industries Ltd. – Class A	318,600
49,700		Eaton Corp.	3,151,477
584,300		General Electric Co.	19,620,794

			27,775,471

		Oil and Gas: 7.0%
678,800	@@	BP PLC	6,477,769
27,000		ConocoPhillips	2,236,950
102,400		Exxon Mobil Corp.	4,948,992
224,591		GlobalSantaFe Corp.	6,883,714
166,600	@, L	Noble Corp.	7,488,670
189,400	@	Pride Intl., Inc.	3,748,226
95,000	@@, L	Total SA ADR	9,706,150

			41,490,471

		Oil and Gas Services: 1.1%
186,500		Halliburton Co.	6,283,185

			6,283,185

		Pharmaceuticals: 4.7%
147,100		Abbott Laboratories	6,231,156
63,600	@, @@, L	Elan Corp. PLC ADR	1,488,240
174,400	@	Endo Pharmaceuticals Holdings, Inc.	3,201,984
117,100	@, L	Gilead Sciences, Inc.	4,377,198
78,000		Medicis Pharmaceutical Corp.	3,045,120
29,600	@, L	Neurocrine Biosciences, Inc.	1,395,936
221,100		Wyeth	8,269,140

			28,008,774

		Retail: 4.6%
44,500	@, L	Cheesecake Factory, Inc.	1,931,300
71,100		CVS Corp.	2,995,443
157,500	L	Gap, Inc.	2,945,250
217,100	@	Kohl’s Corp.	10,462,049
198,800		Target Corp.	8,995,700

			27,329,742

		Semiconductors: 2.3%
81,700		Analog Devices, Inc.	3,168,326
191,800	@	Integrated Circuit Systems, Inc.	4,123,700
122,400	@, @@, L	Marvell Technology Group Ltd.	3,198,312
108,200		Xilinx, Inc.	2,921,400

			13,411,738

		Software: 4.1%
112,500		Computer Associates Intl., Inc.	2,958,750
164,200	@, L	Fiserv, Inc.	5,724,012
82,100	@, L	Mercury Interactive Corp.	2,863,648
586,500	@	Oracle Corp.	6,615,720
151,500	@, L	Red Hat, Inc.	1,854,360
250,500	@	Veritas Software Corp.	4,458,900

			24,475,390

		Telecommunications: 7.8%
43,300	L	Adtran, Inc.	982,044
402,500	@, @@	Amdocs Ltd.	8,786,575
641,500	@	Cisco Systems, Inc.	11,611,150
86,450	@, L	Spectrasite, Inc.	4,019,925
524,400		Sprint Corp.	10,556,172
62,600	@, @@, L	Telefonaktiebolaget LM Ericsson ADR	1,955,624

ING MFS Research Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Telecommunications: 7.8% (continued)
72,600		Verizon Communications, Inc.	$2,858,988
232,280	@@, L	Vodafone Group PLC ADR	5,600,271

			46,370,749

		Total Common Stock
		(Cost $557,917,446)	587,407,073

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.4%
		Federal Home Loan Bank: 0.8%
$4,651,000		1.500%, due 10/01/04		$4,650,787

		Total Federal Home Loan Bank
		(Cost $4,651,000)		4,650,787

		Securities Lending Collateralcc: 9.6%
56,924,549		The Bank of New York Institutional
		Cash Reserves Fund		56,924,549

		Total Securities Lending Collateral
		(Cost $56,924,549)		56,924,549

		Total Short-Term Investments
		(Cost $61,575,549)		61,575,336

		Total Investments In Securities
		(Cost $619,492,995) *	109.5%	$648,982,409
		Other Assets and Liabilities—Net	(9.5)	(56,416,840)

		Net Assets	100.0%	$592,565,569

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Security purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $626,565,057.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,894,569
		Gross Unrealized Depreciation		(21,477,217)

		Net Unrealized Appreciation		$22,417,352

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 58.6%
		Aerospace/Defense: 1.7%
305,000		Lockheed Martin Corp.	$17,012,900
70,300		Northrop Grumman Corp.	3,749,099
39,200		United Technologies Corp.	3,660,496

			24,422,495

		Agriculture: 0.9%
208,300		Altria Group, Inc.	9,798,432
106,400		Monsanto Co.	3,875,088

			13,673,520

		Airlines: 0.1%
122,500	L	Southwest Airlines Co.	1,668,450

			1,668,450

		Auto Manufacturers: 0.1%
33,900	@@	Toyota Motor Corp.	1,291,166

			1,291,166

		Auto Parts and Equipment: 0.1%
17,000	@@	Magna Intl., Inc.	1,259,360

			1,259,360

		Banks: 4.7%
601,994		Bank of America Corp.	26,084,401
550,400		Mellon Financial Corp.	15,240,576
231,000		PNC Financial Services Group, Inc.	12,497,100
157,200	L	SunTrust Banks, Inc.	11,068,452
117,097		U.S. Bancorp	3,384,103

			68,274,632

		Beverages: 0.7%
39,100		Anheuser-Busch Cos., Inc.	1,953,045
96,000	@@	Diageo PLC	1,198,724
142,700		PepsiCo, Inc.	6,942,355

			10,094,124

		Biotechnology: 0.1%
24,500	@, L	Genzyme Corp.	1,333,045

			1,333,045

		Building Materials: 0.3%
122,700		Masco Corp.	4,236,831

			4,236,831

		Chemicals: 2.2%
95,640		Air Products and Chemicals, Inc.	5,200,903
105,400		Dow Chemical Co.	4,761,972
246,600		EI Du Pont de Nemours & Co.	10,554,480
76,470	L	Lyondell Chemical Co.	1,717,516
109,500		PPG Industries, Inc.	6,710,160
13,000		Praxair, Inc.	555,620
24,100	@@	Syngenta AG	2,302,089

			31,802,740

		Commercial Services: 0.2%
127,640	@, @@	Accenture Ltd. Class A	3,452,662
300	@, @@	Accenture Ltd.	8,115

			3,460,777

		Computers: 0.5%
89,000	@, L	Cadence Design Systems, Inc.	1,160,560
227,900		Hewlett-Packard Co.	4,273,125
15,500		International Business Machines Corp.	1,328,970

			6,762,655

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 0.8%
53,200		Colgate-Palmolive Co.	$2,403,576
135,420		Kimberly-Clark Corp.	8,746,778

			11,150,354

		Diversified Financial Services: 6.7%
116,400		American Express Co.	5,989,944
633,776		Citigroup, Inc.	27,962,196
88,400		Fannie Mae	5,604,560
40,800		Franklin Resources, Inc.	2,275,008
119,600		Freddie Mac	7,802,704
64,000		Goldman Sachs Group, Inc.	5,967,360
414,560		JP Morgan Chase & Co.	16,470,469
168,200		MBNA Corp.	4,238,640
288,850		Merrill Lynch & Co., Inc.	14,361,622
113,400		Morgan Stanley	5,590,620

			96,263,123

		Electric: 2.3%
1,621,080	@, L	Calpine Corp.	4,701,132
72,900	L	Cinergy Corp.	2,886,840
53,300	L	Dominion Resources, Inc.	3,477,825
57,900	L	Energy East Corp.	1,457,922
102,500		Entergy Corp.	6,212,525
87,340	L	Exelon Corp.	3,204,505
17,100		FirstEnergy Corp.	702,468
97,697		NiSource, Inc.	2,052,614
76,600		PPL Corp.	3,613,988
103,250		TXU Corp.	4,947,740

			33,257,559

		Electrical Components and Equipment: 0.2%
53,350		Emerson Electric Co.	3,301,832

			3,301,832

		Food: 2.0%
328,317	L	Archer-Daniels-Midland Co.	5,574,823
193,100		General Mills, Inc.	8,670,190
121,600		HJ Heinz Co.	4,380,032
99,900	L	Kellogg Co.	4,261,734
257,100		Sara Lee Corp.	5,877,306

			28,764,085

		Forest Products and Paper: 0.7%
122,200	L	Bowater, Inc.	4,666,818
142,950		International Paper Co.	5,776,610

			10,443,428

		Gas: 0.2%
60,900		AGL Resources, Inc.	1,873,893
28,400		KeySpan Corp.	1,113,280

			2,987,173

		Healthcare-Products: 1.5%
42,400		Baxter Intl., Inc.	1,363,584
9,300		Guidant Corp.	614,172
348,400		Johnson & Johnson	19,625,372

			21,603,128

		Healthcare-Services: 0.8%
120,100	@	Apria Healthcare Group, Inc.	3,272,725
48,400		HCA, Inc.	1,846,460
23,400	@, L	Lincare Holdings, Inc.	695,214
532,300	@, L	Tenet Healthcare Corp.	5,743,517

			11,557,916

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Housewares: 0.3%
243,900	L	Newell Rubbermaid, Inc.	$4,887,756

			4,887,756

		Insurance: 2.8%
30,700	L	Aflac, Inc.	1,203,747
237,000		Allstate Corp.	11,373,629
19,000		Chubb Corp.	1,335,320
279,300	@, L	Conseco, Inc.	4,932,438
138,400	L	Hartford Financial Services Group, Inc.	8,571,112
13,800		Marsh & McLennan Cos., Inc.	631,488
194,690		Metlife, Inc.	7,524,769
130,298		St Paul Travelers Cos., Inc.	4,307,652

			39,880,155

		Internet: 0.2%
127,720	@, L	McAfee, Inc.	2,567,172

			2,567,172

		Lodging: 0.2%
117,400	L	Hilton Hotels Corp.	2,211,816

			2,211,816

		Machinery-Construction and Mining: 0.2%
35,800	L	Caterpillar, Inc.	2,880,110

			2,880,110

		Machinery-Diversified: 0.1%
30,700		Deere & Co.	1,981,685

			1,981,685

		Media: 4.0%
627,640	@, L	Comcast Corp.	17,523,709
32,200	@	Cox Communications, Inc.	1,066,786
75,890	@	Dex Media, Inc.	1,606,591
9,400	@@	Grupo Televisa SA ADR	495,662
570,800	@@	Reed Elsevier PLC	5,014,881
67,600	@	Time Warner, Inc.	1,091,064
76,000		Tribune Co.	3,127,400
638,008		Viacom, Inc.	21,411,549
297,500		Walt Disney Co.	6,708,625

			58,046,267

		Metal Fabricate/Hardware: 0.2%
52,400		Precision Castparts Corp.	3,146,620

			3,146,620

		Mining: 0.7%
208,700	@@	BHP Billiton PLC	2,201,224
319,700	@@, L	Cia Vale do Rio Doce ADR	7,183,659

			9,384,883

		Miscellaneous Manufacturing: 1.8%
2,900		Cooper Industries Ltd,	171,100
24,800		Cooper Industries Ltd.	1,463,200
46,500		Eaton Corp.	2,948,565
469,700		General Electric Co.	15,772,526
20,500		Honeywell Intl., Inc.	735,130
34,500	@@	Ingersoll-Rand Co.	2,344,965
99,100	@@	Tyco Intl. Ltd.	3,038,406

			26,473,892

		Office/Business Equipment: 0.1%
93,000	@, L	Xerox Corp.	1,309,440

			1,309,440

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.0%
267,142	@@	BP PLC ADR	15,368,679
73,300		ConocoPhillips	$6,072,905
122,140		Devon Energy Corp.	8,673,161
66,000	@@	Encana Corp.	3,055,800
21,000		EOG Resources, Inc.	1,382,850
259,254		Exxon Mobil Corp.	12,529,746
428,300		GlobalSantaFe Corp.	13,127,395
356,960	@, L	Noble Corp.	16,045,352
61,500	@@, L	Total SA ADR	6,283,455
96,600		Unocal Corp.	4,153,800

			86,693,143

		Oil and Gas Services: 0.8%
79,200	L	BJ Services Co.	4,150,872
109,200	@	Cooper Cameron Corp.	5,988,528
20,200		Schlumberger Ltd.	1,359,662

			11,499,062

		Packaging and Containers: 0.8%
494,700	@	Owens-Illinois, Inc.	7,915,200
194,700	@, L	Smurfit-Stone Container Corp.	3,771,339

			11,686,539

		Pharmaceuticals: 3.2%
250,300		Abbott Laboratories	10,602,708
12,650		Eli Lilly and Co.	759,633
102,100	@, L	Medimmune, Inc.	2,419,770
214,400		Merck & Co., Inc.	7,075,200
43,000	@@	Novartis AG	2,007,076
61,100		Pfizer, Inc.	1,869,660
49,200	@@	Roche Holding AG	5,096,209
421,000		Wyeth	15,745,400

			45,575,656

		Pipelines: 0.1%
31,520		National Fuel Gas Co.	892,962

			892,962

		Retail: 1.6%
49,100		Family Dollar Stores	1,330,610
435,800	L	Gap, Inc.	8,149,460
112,700		Home Depot, Inc.	4,417,840
59,600		McDonald’s Corp.	1,670,588
903,000	@	Rite Aid Corp.	3,178,560
196,500		TJX Cos., Inc.	4,330,860

			23,077,918

		Semiconductors: 0.1%
10,900		Analog Devices, Inc.	422,702
28,750	@, L	Novellus Systems, Inc.	764,463

			1,187,165

		Software: 1.6%
237,200	L	Computer Associates Intl., Inc.	6,238,360
34,800	@, L	Fiserv, Inc.	1,213,128
588,500		Microsoft Corp.	16,272,025

			23,723,513

		Telecommunications: 6.2%
119,300	@	Cisco Systems, Inc.	2,159,330
866,100	@@	Nokia Oyj ADR	11,882,892
1,908,500	@, @@, L	Nortel Networks Corp.	6,488,900
101,396		SBC Communications, Inc.	2,631,226

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Telecommunications: 6.2% (continued)
1,351,700	L	Sprint Corp-FON Group	$27,209,720
622,994		Verizon Communications, Inc.	24,533,504
592,155	@@	Vodafone Group PLC ADR	14,276,857

			89,182,429

		Toys/Games/Hobbies: 0.5%
38,200		Hasbro, Inc.	718,160
330,500	L	Mattel, Inc.	5,991,965

			6,710,125

		Transportation: 0.3%
65,900		Burlington Northern Santa Fe Corp.	2,524,629
33,400		Union Pacific Corp.	1,957,240

			4,481,869

		Total Common Stock
		(Cost $773,344,870)	845,088,570

PREFERRED STOCK: 0.2%
		Media: 0.2%
83,200	@@	News Corp. Ltd. ADR	2,606,656

		Total Preferred Stock
		(Cost $2,724,457)	2,606,656

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.6%
		Federal Home Loan Bank: 2.5%
$30,018,000		1.500%, due 10/01/04	$30,016,624
2,390,000	L	2.875%, due 09/15/06	2,395,461
2,765,000		5.250%, due 06/18/14	2,903,778

			35,315,863

		Federal Home Loan Mortgage Corporation: 4.8%
3,988,000	L	2.875%, due 12/15/06	3,986,038
3,590,047		4.500%, due 01/01/19	3,587,826
2,542,646		4.500%, due 08/01/18	2,541,074
2,353,841		4.500%, due 11/01/18	2,352,385
2,186,000		4.875%, due 11/15/13	2,243,374
2,388,812		5.000%, due 02/01/19	2,430,050
3,095,793		5.000%, due 05/01/18	3,151,823
4,649,042		5.000%, due 09/01/33	4,619,605
2,349,581		5.000%, due 11/01/33	2,334,703
1,013,633		5.500%, due 01/01/19	1,048,553
4,834,707		5.500%, due 01/01/34	4,913,001
99,374		5.500%, due 04/01/19	102,833
403,164		5.500%, due 04/01/34	409,316
4,131,877		5.500%, due 05/01/33	4,198,790
81,151		5.500%, due 06/01/19	83,947
6,996,000		5.500%, due 07/15/06	7,333,900
3,739,369		5.500%, due 12/01/33	3,799,925
1,857,602		6.000%, due 02/01/23	1,935,116
379,941		6.000%, due 04/01/34	392,981
1,386,487		6.000%, due 07/01/34	1,434,073
1,494,934		6.000%, due 08/01/19	1,567,780
4,288,324		6.000%, due 08/01/34	4,435,504
384,472		6.500%, due 05/01/34	403,857
520,589		6.500%, due 06/01/34	546,836
1,295,788		6.500%, due 08/01/34	1,361,122
76,294		6.500%, due 12/01/15	80,815
7,798,000	L	7.000%, due 07/15/05	8,086,067

			69,381,294

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 11.6%
2,498,000	L	2.500%, due 06/15/06	$2,490,274
520,507		4.019%, due 08/01/13	504,874
1,577,053		4.500%, due 03/01/19	1,573,892
1,073,620		4.500%, due 04/01/18	1,073,345
1,992,720		4.500%, due 06/01/18	1,992,209
1,541,696		4.500%, due 07/01/18	1,541,301
1,274,999		4.518%, due 05/01/14	1,268,728
180,636		4.667%, due 04/01/13	183,202
1,025,519		4.816%, due 12/01/12	1,051,669
5,853,701		5.000%, due 02/01/18	5,965,504
2,115,522		5.000%, due 07/01/19	2,152,703
1,497,719		5.000%, due 11/01/17	1,526,336
3,013,601		5.000%, due 12/01/18	3,066,565
2,088,000	L	5.125%, due 01/02/14	2,130,898
3,054,000		5.250%, due 04/15/07	3,221,429
744,601		5.500%, due 01/01/18	771,478
735,763		5.500%, due 01/01/19	761,829
1,838,594		5.500%, due 01/01/34	1,867,542
1,953,514		5.500%, due 02/01/18	2,022,720
4,543,798		5.500%, due 02/01/33	4,615,341
2,906,339		5.500%, due 02/01/34	2,951,153
2,499,570		5.500%, due 03/01/19	2,588,122
321,274		5.500%, due 03/01/34	326,187
861,917		5.500%, due 04/01/34	874,669
2,924,393		5.500%, due 05/01/34	2,967,660
1,209,606		5.500%, due 06/01/19	1,252,033
958,456		5.500%, due 06/01/33	973,547
398,030		5.500%, due 06/01/34	403,919
2,142,492		5.500%, due 07/01/19	2,217,640
14,074,255		5.500%, due 07/01/33	14,295,858
953,154		5.500%, due 07/01/34	967,256
487,707		5.500%, due 08/01/19	504,813
2,253,098		5.500%, due 08/01/33	2,290,119
1,081,585		5.500%, due 08/01/34	1,097,587
460,732		5.500%, due 09/01/17	477,362
1,784,405		5.500%, due 10/01/33	1,812,501
467,282		5.500%, due 10/01/34	474,196
2,016,544		5.500%, due 11/01/17	2,089,333
3,781,013		5.500%, due 11/01/33	3,840,547
602,928		5.500%, due 12/01/33	612,422
1,270,000		5.722%, due 02/01/09	1,353,544
137,770		6.000%, due 01/01/17	144,603
1,056,132		6.000%, due 02/01/17	1,108,512
5,132,511		6.000%, due 03/01/34	5,318,233
581,864		6.000%, due 04/01/16	610,863
6,116,728		6.000%, due 04/01/34	6,338,549
452,456		6.000%, due 05/01/17	474,880
198,998		6.000%, due 05/01/34	206,199
6,451,000		6.000%, due 05/15/08	7,022,011
1,500,000		6.000%, due 05/15/11	1,658,684
6,140,321		6.000%, due 06/01/34	6,362,511
3,215,120		6.000%, due 07/01/34	3,331,460
1,423,661		6.000%, due 08/01/17	1,494,216
4,078,348		6.000%, due 08/01/34	4,225,924
102,587		6.000%, due 11/01/16	107,675
4,178,664		6.000%, due 11/01/18	4,385,911
486,875		6.000%, due 12/01/16	511,023

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

7,064,000		6.125%, due 03/15/12	$7,881,927
245,899		6.330%, due 03/01/11	271,001
2,360,441		6.500%, due 01/01/33	2,478,414
384,808		6.500%, due 03/01/34	404,094
419,668		6.500%, due 04/01/34	440,701
545,814		6.500%, due 05/01/32	573,094
2,197,078		6.500%, due 06/01/31	2,306,845
665,785		6.500%, due 06/01/34	699,153
316,514		6.500%, due 07/01/31	332,327
1,838,944		6.500%, due 07/01/32	1,930,853
717,172		6.500%, due 08/01/31	753,001
2,294,151		6.500%, due 08/01/32	2,408,811
1,498,668		6.500%, due 08/01/34	1,573,779
1,522,330		6.500%, due 09/01/31	1,598,387
1,623,259		6.500%, due 12/01/31	1,704,358
7,674,000	L	6.625%, due 09/15/09	8,654,838
2,892,000	L	6.625%, due 11/15/10	3,293,537
216,929		7.500%, due 02/01/30	232,648
951,652		7.500%, due 02/01/32	1,020,298
841,736		7.500%, due 03/01/31	902,453
605,361		7.500%, due 06/01/31	649,018
91,329		7.500%, due 09/01/30	97,916

			167,661,014

		Government National Mortgage Association: 1.7%
2,344,558		5.500%, due 11/15/32	2,392,524
7,468,617		5.500%, due 05/15/33	7,616,165
3,990,345		5.500%, due 08/15/33	4,069,177
1,936,595		6.000%, due 04/15/33	2,011,385
733,295		6.000%, due 02/15/34	761,434
82,362		6.500%, due 03/15/28	87,185
598,198		6.500%, due 04/15/28	633,231
56,822		6.500%, due 07/15/28	60,150
117,873		6.500%, due 12/15/28	124,776
701,088		7.000%, due 08/15/32	748,024
68,623		7.500%, due 12/15/23	74,315
31,247		7.500%, due 02/15/28	33,702
1,040,000		5.000%, due 10/15/34	1,034,476
1,494,491		6.000%, due 09/15/32	1,552,352
1,563,694		6.000%, due 07/15/34	1,623,698
1,298,859		6.500%, due 08/15/34	1,371,836

			24,194,430

		Total U.S. Government Agency Obligations
		(Cost $293,562,456)	296,552,601

CORPORATE BONDS/NOTES: 9.8%
		Aerospace/Defense: 0.3%
1,320,000	#	BAE Systems Holdings, Inc., 6.400%, due 12/15/11	1,472,651
1,770,000		Northrop Grumman Corp., 7.750%, due 02/15/31	2,186,303

			3,658,954

		Airlines: 0.1%
260,513	@	Continental Airlines, Inc., 6.648%, due 09/15/17	244,013
833,865	@	Continental Airlines, Inc., 7.256%, due 03/15/20	823,555

			1,067,568

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Auto Manufacturers: 0.5%
2,650,000	L	DaimlerChrysler NA Holding Corp., 6.500%, due 11/15/13	$2,880,264
575,000	L	DaimlerChrysler NA Holding Corp., 8.000%, due 06/15/10	669,303
1,685,000		Ford Motor Co., 7.450%, due 07/16/31	1,656,913
590,000	L	General Motors Corp., 7.200%, due 01/15/11	625,639
1,018,000	L	General Motors Corp., 8.375%, due 07/15/33	1,083,934

			6,916,053

		Banks: 1.1%
955,000		Abbey National Capital Trust I, 8.963%, due 12/29/49	1,292,629
3,370,000		Bank of America Corp., 7.400%, due 01/15/11	3,932,584
1,110,000	@@, #	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,291,209
700,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	741,444
3,600,000		KFW International Finance, 4.250%, due 04/18/05	3,639,794
1,026,000		Popular North America, Inc., 4.250%, due 04/01/08	1,046,110
2,000,000		RBS Capital Trust I, 6.425%, due 12/29/49	2,046,770
1,501,000	#	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,851,923
1,057,000		Wachovia Corp, 5.250%, due 08/01/14	1,082,573

			16,925,036

		Beverages: 0.2%
1,400,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	1,437,365
1,793,000	#	Miller Brewing Co., 5.500%, due 08/15/13	1,872,740

			3,310,105

		Chemicals: 0.1%
784,000	L	Dow Chemical Co., 5.750%, due 12/15/08	837,538

			837,538

		Commercial Services: 0.2%
745,000	@	Cendant Corp., 6.250%, due 01/15/08	803,669
1,409,000	@	Cendant Corp., 6.875%, due 08/15/06	1,502,443

			2,306,112

		Diversified Financial Services: 2.0%
1,243,000	#	AIG SunAmerica Global Financing II, 7.600%, due 06/15/05	1,287,370
793,000	@@	ASIF II, 5.750%, due 02/16/09	849,573
3,571,000	L	Boeing Capital Corp., 6.500%, due 02/15/12	4,003,616
2,824,000	#	Citigroup Inc, 5.000%, due 09/15/14	2,833,006
1,813,000	@	Credit Suisse First Boston, 4.625%, due 01/15/08	1,874,250
1,574,000	@	Credit Suisse First Boston, 6.500%, due 01/15/12	1,751,135
590,000		Ford Motor Credit Co., 6.500%, due 01/25/07	625,252
848,000		Ford Motor Credit Co., 7.375%, due 02/01/11	923,381
1,500,000		Ford Motor Credit Co., 7.875%, due 06/15/10	1,674,972
803,000		Fund American Cos., Inc., 5.875%, due 05/15/13	821,178
1,227,000		General Electric Capital Corp., 6.750%, due 03/15/32	1,416,900
824,000	L	General Electric Capital Corp., 7.500%, due 05/15/05	850,268
336,000		General Electric Capital Corp., 8.750%, due 05/21/07	383,603
1,199,000	L	General Motors Acceptance Corp, 7.250%, due 03/02/11	1,281,821
1,793,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	1,897,641
808,000		Lehman Brothers Holdings, Inc., 7.750%, due 01/15/05	820,502
944,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,064,856
1,136,000		Merrill Lynch & Co Inc, 5.450%, due 07/15/14	1,177,296
350,000		Midamerican Funding LLC, 6.927%, due 03/01/29	390,546
1,100,000		Morgan Stanley, 6.750%, due 04/15/11	1,234,256
356,000	#	Natexis Ambs Co. LLC, 8.440%, due 12/29/49	410,917
1,500,000		SLM Corp., 4.000%, due 01/15/09	1,504,877
1,045,000		SLM Corp., 5.375%, due 01/15/13	1,089,431

			30,166,647

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 1.2%
978,000		DTE Energy Co., 7.050%, due 06/01/11	$1,105,346
740,168		Entergy Louisiana, Inc., 8.090%, due 01/02/17	839,133
2,000,000	@	Exelon Generation Co. LLC, 6.950%, due 06/15/11	2,262,584
1,100,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	1,201,681
2,069,000	@@, L	Hydro Quebec, 6.300%, due 05/11/11	2,321,519
658,000	@	Midamerican Energy Holdings Co., 3.500%, due 05/15/08	648,215
319,000	@	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	337,326
1,206,000	@	Niagara Mohawk Power Corp., 7.750%, due 05/15/06	1,294,643
289,029		Northeast Utilities, 8.580%, due 12/01/06	308,138
1,486,000	@	Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,678,242
1,460,000	@	Pacific Gas & Electric Co., 4.800%, due 03/01/14	1,451,862
959,000		Progress Energy, Inc., 6.850%, due 04/15/12	1,072,716
823,000		Progress Energy, Inc., 7.100%, due 03/01/11	930,436
514,000	@	PSEG Power LLC, 6.950%, due 06/01/12	576,575
676,000	@	PSEG Power LLC, 8.625%, due 04/15/31	868,264
803,000	#	System Energy Resources, Inc., 5.129%, due 01/15/14	812,139
745,000	@	TXU Energy Co., 7.000%, due 03/15/13	842,531

			18,551,350

		Environmental Control: 0.2%
556,000		Waste Management, Inc., 7.000%, due 07/15/28	617,182
1,668,000		Waste Management, Inc., 7.375%, due 08/01/10	1,927,684

			2,544,866

		Food: 0.3%
1,854,000	#	Cadbury Schweppes US Finance LLC, 5.125%, due 10/01/13	1,886,048
743,000		Kraft Foods, Inc., 6.250%, due 06/01/12	812,991
1,991,000	@, L	Kroger Co., 6.750%, due 04/15/12	2,229,909

			4,928,948

		Forest Products and Paper: 0.1%
538,000		MeadWestvaco Corp., 6.800%, due 11/15/32	562,511
1,145,000		Weyerhaeuser Co., 6.750%, due 03/15/12	1,285,890

			1,848,401

		Hand/Machine Tools: 0.1%
956,000		Kennametal, Inc., 7.200%, due 06/15/12	1,044,583

			1,044,583

		Healthcare-Services: 0.2%
320,000		HCA, Inc., 6.250%, due 02/15/13	330,368
1,551,000		HCA, Inc., 6.950%, due 05/01/12	1,677,193
310,000		HCA, Inc., 8.750%, due 09/01/10	363,806

			2,371,367

		Holding Companies-Diversified: 0.1%
679,000	@@, L	EnCana Holdings Finance Corp., 5.800%, due 05/01/14	722,339

			722,339

		Insurance: 0.4%
1,007,000		Allstate Corp., 6.125%, due 12/15/32	1,046,460
1,972,000		Metlife, Inc., 6.500%, due 12/15/32	2,127,693
2,387,000	#	Prudential Financial, Inc., 5.100%, due 09/20/14	2,393,680
177,000		Safeco Corp., 4.875%, due 02/01/10	182,940
406,000		Travelers Property Casualty Corp., 6.375%, due 03/15/33	417,351

			6,168,124

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Media: 0.3%
944,000		Belo Corp., 7.750%, due 06/01/27	$1,104,674
1,200,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,395,866
146,000	@	Time Warner Entertainment Co. LP, 10.150%, due 05/01/12	189,748
655,000	L	Walt Disney Co., 6.375%, due 03/01/12	722,731
372,000	L	Walt Disney Co., 6.750%, due 03/30/06	392,216

			3,805,235

		Oil and Gas: 0.4%
1,150,000		Amerada Hess Corp., 7.300%, due 08/15/31	1,257,451
1,000,000	L	Devon Financing Corp. ULC, 6.875%, due 09/30/11	1,129,854
556,000		Kerr-McGee Corp., 6.950%, due 07/01/24	594,141
1,518,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,658,415
184,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	209,668
665,000	@	Pioneer Natural Resources Co., 5.875%, due 07/15/16	695,449

			5,544,978

		Pharmaceuticals: 0.1%
894,000		Wyeth, 5.500%, due 03/15/13	913,644

			913,644

		Pipelines: 0.2%
601,000	@	CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	709,571
1,331,000		Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,484,550
583,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	692,259

			2,886,380

		Real Estate: 0.3%
2,239,000		EOP Operating LP, 6.800%, due 01/15/09	2,465,668
1,859,000	#	Socgen Real Estate Co. LLC, 7.640%, due 12/29/49	2,064,594

			4,530,262

		Real Estate Investment Trusts: 0.3%
236,000		Boston Properties, Inc., 5.000%, due 06/01/15	229,371
1,045,000	L	Simon Property Group LP, 6.375%, due 11/15/07	1,130,970
2,299,000		Vornado Realty Trust, 5.625%, due 06/15/07	2,413,553

			3,773,894

		Telecommunications: 1.1%
493,000	@	AT&T Wireless Services, Inc., 7.350%, due 03/01/06	523,694
1,162,000		BellSouth Corp, 5.200%, due 09/15/14	1,175,096
529,000	@	Citizens Communications Co., 8.500%, due 05/15/06	569,998
1,044,000	@, @@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	1,353,451
587,000	@@, L	France Telecom, 8.500%, due 03/01/11	703,579
909,000	@, @@, #	PCCW Capital No 2 Ltd., 6.000%, due 07/15/13	946,061
875,000		Sprint Capital Corp., 6.000%, due 01/15/07	926,696
1,683,000		Sprint Capital Corp., 6.875%, due 11/15/28	1,770,588
2,445,000	@	TCI Communications Finance, 9.650%, due 03/31/27	2,875,464
1,096,000	@@, #, L	Telecom Italia Capital SA, 5.250%, due 11/15/13	1,118,690
599,000	@@, #	Telecom Italia Capital SA, 6.000%, due 09/30/34	587,080
490,000	@@	Telecomunicaciones de Puerto Rico, Inc., 6.650%, due 05/15/06	515,828
365,000	@@	TELUS Corp., 8.000%, due 06/01/11	428,250
3,047,000		Verizon New York, Inc., 6.875%, due 04/01/12	3,393,382

			16,887,857

		Total Corporate Bonds/notes
		(Cost $134,238,090)	141,710,241

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 8.0%
		U.S. Treasury Bonds: 2.4%
6,002,000	W, L	4.750%, due 05/15/14	$6,302,106
5,044,000	S, L	5.375%, due 02/15/31	5,404,964
19,837,000	L	6.250%, due 08/15/23	23,170,548

			34,877,618

		U.S. Treasury Inflation Indexed Bonds: 0.8%
5,557,000		3.000%, due 07/15/12	6,483,650
3,313,000		4.250%, due 01/15/10	4,329,393

			10,813,043

		U.S. Treasury Notes: 4.8%
2,030,000	L	1.250%, due 05/31/05	2,020,169
6,297,000	L	3.000%, due 11/15/07	6,317,421
1,983,000	L	3.250%, due 08/15/07	2,005,543
2,054,000	L	3.500%, due 11/15/06	2,090,668
354,000	L	3.875%, due 02/15/13	351,898
9,929,000	L	4.750%, due 11/15/08	10,527,848
5,671,000	L	5.500%, due 02/15/08	6,126,897
14,819,000	L	6.500%, due 05/15/05	15,226,538
4,257,000		6.750%, due 05/15/05	4,380,389
7,649,000	L	6.875%, due 05/15/06	8,188,017
11,408,000		7.000%, due 07/15/06	12,299,261

			69,534,649

		Total U.S. Treasury Obligations
		(Cost $114,427,286)	115,225,310

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
		Agency Collateral CMO: 0.5%
2,411,538		Small Business Administration Participation Certificates, 4.350%, due 07/01/23	2,375,623
860,000		Small Business Administration Participation Certificates, 4.770%, due 04/01/24	865,443
1,142,000		Small Business Administration Participation Certificates, 4.990%, due 09/01/24	1,158,894
1,380,000		Small Business Administration Participation Certificates, 5.180%, due 05/01/24	1,416,785
1,991,000		Small Business Administration Participation Certificates, 5.520%, due 06/01/24	2,076,939

			7,893,684

		Automobile Asset-Backed Securities: 0.1%
1,552,000		AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	1,540,623

			1,540,623

		Commercial Mortgage-Backed Securities: 1.1%
525,405		Bear Stearns Commercial Mortgage Securities, 6.800%, due 07/15/31	554,978
1,699,000		Chase Commercial Mortgage Securities Corp., 6.390%, due 11/18/30	1,857,290
312,118		Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	339,587
449,000	#	Criimi Mae CMBS Corp., 6.701%, due 06/20/30	473,294
1,250,000	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	1,360,680

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

1,000,000		CS First Boston Mortgage Securities Corp., 6.380%, due 12/16/35	$1,108,129
1,445,167		Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	1,558,799
745,766		First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	803,294
438,024		First Union Commercial Mortgage Securities, Inc., 7.380%, due 04/18/29	472,935
583,729	L	First Union-Lehman Brothers-Bank of America, 6.560%, due 11/18/35	634,703
676,913		GS Mortgage Securities Corp. II, 6.060%, due 10/18/30	693,185
426,000		JP Morgan Commercial Mortgage Finance Corp., 6.613%, due 01/15/30	461,170
515,044		Merrill Lynch Mortgage Investors, Inc., 6.390%, due 02/15/30	549,165
43,410,449	#	Morgan Stanley Capital I, .843%, due 11/15/30	1,095,146
1,688,434	L	Mortgage Capital Funding, Inc., 6.337%, due 11/18/31	1,827,385
384,893		Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	426,638

			14,216,378

		Other Asset-Backed Securities: 0.1%
427,791	#	Falcon Franchise Loan LLC, 7.382%, due 05/05/10	457,012
693,730	L	Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	683,599

			1,140,611

		Whole Loan Collaterallized Mortgage Obligations: 0.0%
68,291	#	Blackrock Capital Finance LP, 7.750%, due 09/25/26	63,595
137,313		Residential Accredit Loans, Inc., 7.000%, due 03/25/28	137,209
272,951		Residential Funding Mtg Sec I, 6.000%, due 12/25/16	272,632

			473,436

		Total Collateralized Mortgage Obligations
		(Cost $25,286,310)	25,264,732

ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.2%
2,200,000		Capital One Auto Finance Trust, 4.790%, due 01/15/09	2,244,312

			2,244,312

		Credit Card Asset-Backed Securities: 0.1%
2,359,000		Citibank Credit Card Issuance Trust, 6.650%, due 05/15/08	2,487,636

			2,487,636

		Other Asset-Backed Securities: 0.0%
114,782		Beneficial Mortgage Corp., 1.440%, due 09/28/37	114,112

			114,112

		Total Asset-backed Securities
		(Cost $4,670,670)	4,846,060

OTHER BONDS: 0.3%
		Sovereign: 0.3%
653,000	@@, L	Israel Government Intl. Bond, 4.625%, due 06/15/13	631,211
2,376,000	@@	Italy Government Intl. Bond, 4.625%, due 06/15/05	2,417,029
298,000	@@	Mexico Government Intl. Bond, 8.000%, due 09/24/22	336,740
396,000	@@	Mexico Government Intl. Bond, 8.125%, due 12/30/19	455,400

			3,840,380

		Total Other Bonds
		(Cost $3,759,466)	3,840,380

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

CONVERTIBLE CORPORATE BONDS: 0.1%
		Diversified Financial Services: 0.1%
909,000		Prudential Funding LLC, 6.600%, due 05/15/08		$1,010,972

		Total Convertible Corporate Bonds
		(Cost $908,150)		1,010,972

		Total Long-Term Investments
		(Cost $1,352,921,755)		1,436,145,522

SHORT-TERM INVESTMENTS: 11.1%
		Securities Lending Collateralcc: 11.1%
10,000,000		Goldman Sachs Promissory Note, 2.075%, 10/01/04		10,000,000
149,357,560		The Bank of New York Institutional
		Cash Reserves Fund		149,357,560

		Total Securities Lending Collateral
		(Cost $159,357,560)		159,357,560

		Total Short-Term Investments
		(Cost $159,357,560)		159,357,560

		Total Investments in Securities
		(Cost $1,512,279,315) *	110.8%	$1,595,503,082
		Other Assets and Liabilities—Net	(10.8)	(155,286,072)

		Net Assets	100.0%	$1,440,217,010

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $1,527,574,607.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$88,453,165
		Gross Unrealized Depreciation		(20,524,690)

		Net Unrealized Appreciation		$67,928,475

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.1%
		Airlines: 0.2%
$1,550,000	L	Continental Airlines, Inc., 7.056%, due 09/15/09	$1,535,107
250,000	I	United Airlines, Inc., 5.950%, due 04/07/16	127,231

			1,662,338

		Auto Manufacturers: 0.2%
600,000		DaimlerChrysler NA Holding Corp., 8.500%, due 01/18/31	735,610
700,000	L	General Motors Corp., 8.250%, due 07/15/23	738,122

			1,473,732

		Diversified Financial Services: 1.8%
677,000,000		AIG SunAmerica, Inc., 1.200%, due 01/26/05	6,163,037
1,400,000	L	CIT Group, Inc., 7.750%, due 04/02/12	1,659,258
900,000		Citigroup, Inc., 5.625%, due 08/27/12	963,499
20,000,000		Citigroup, Inc., 1.275%, due 12/28/04	181,981
49,000,000	@@	European Investment Bank, 0.875%, due 11/08/04	444,965
2,200,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	2,283,397
100,000		Goldman Sachs Group, Inc., 1.980%, due 07/23/09	100,280
600,000		Morgan Stanley, 5.300%, due 03/01/13	615,999

			12,412,416

		Electric: 1.3%
1,000,000		Entergy Gulf States, Inc., 3.600%, due 06/01/08	989,390
2,100,000		Oncor Electric Delivery Co., 7.250%, due 01/15/33	2,478,930
4,500,000		Pacific Gas & Electric Co., 2.300%, due 04/03/06	4,504,464
1,000,000		Progress Energy, Inc., 6.850%, due 04/15/12	1,118,578

			9,091,362

		Forest Products and Paper: 0.1%
400,000	@@	Smurfit Capital Funding PLC, 6.750%, due 11/20/05	414,000

			414,000

		Miscellaneous Manufacturing: 0.1%
700,000	@@	Tyco Intl. Group SA, 4.375%, due 11/19/04	872,123

			872,123

		Oil and Gas: 0.7%
500,000	@@	Conoco Funding Co., 6.350%, due 10/15/11	558,415
150,000	L	El Paso CGP Co., 7.750%, due 06/15/10	150,750
1,150,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,256,375
2,200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,506,900
350,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	427,000

			4,899,440

		Pipelines: 0.2%
875,000	L	El Paso Corp., 7.750%, due 01/15/32	767,813
925,000		El Paso Corp., 7.800%, due 08/01/31	816,312

			1,584,125

		Telecommunications: 1.5%
950,000		AT&T Corp., 8.050%, due 11/15/11	1,067,563
2,489,994	I	Nextel Communications, Inc., 4.188%, due 12/15/10	2,508,219
200,000	L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	184,000
600,000	L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	538,500
950,000	#, L	Qwest Corp., 9.125%, due 03/15/12	1,049,750
4,300,000	#	SBC Communications, Inc., 4.206%, due 06/05/05	4,351,754
500,000		Sprint Capital Corp., 7.900%, due 03/15/05	512,292

			10,212,078

		Total Corporate Bonds/Notes (Cost $41,830,468)	42,621,614

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

MUNICIPAL BONDS: 2.4%
		California: 0.4%
1,300,000		Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	$1,230,489
1,300,000		State of California, 5.000%, due 07/01/12	1,449,786

			2,680,275

		Colorado: 0.5%
3,000,000		Colorado Department of Transportation, 5.000%, due 12/15/12	3,349,740

			3,349,740

		Georgia: 0.2%
1,000,000		State of Georgia, 5.000%, due 05/01/20	1,069,460

			1,069,460

		Illinois: 0.3%
1,700,000		Chicago Housing Authority, 5.375%, due 07/01/18	1,804,159

			1,804,159

		Indiana: 0.1%
800,000		IPS Multi-School Building Corp., 5.000%, due 07/15/25	826,344

			826,344

		Louisiana: 0.1%
870,000		Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	743,006

			743,006

		Minnesota: 0.1%
900,000		State of Minnesota, 5.000%, due 08/01/10	1,001,061

			1,001,061

		New Jersey: 0.3%
1,740,000		Tobacco Settlement Financing Corp., 6.000%, due 06/01/37	1,519,507
300,000		Tobacco Settlement Financing Corp., 6.750%, due 06/01/39	287,979

			1,807,486

		New York: 0.1%
630,000		New York City Municipal Water Finance Authority, 5.000%, due 06/15/34	640,168

			640,168

		Ohio: 0.0%
300,000		Kettering City School District, 5.000%, due 12/01/30	306,615

			306,615

		Washington: 0.2%
1,400,000		Energy Northwest, 5.500%, due 07/01/13	1,592,220

			1,592,220

		Wisconsin: 0.1%
865,000		Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	792,297

			792,297

		Total Municipal Bonds (Cost $16,299,110)	16,612,831

RIGHTS: 0.0%
		Sovereigns: 0.0%
1,000,000	@@	United Mexican States, Series E, 0.000%, due 06/30/07	218
1,000,000	@@	United Mexican States, Series C, 0.000%, due 06/30/05	203
1,000,000	@@	United Mexican States, Series D, 0.000%, due 06/30/06	247

		Total Rights (Cost $0)	668

OTHER BONDS: 9.1%
		Brazil: 0.8%
1,040,000	@@	Brazilian Government Intl. Bond, 11.500%, due 03/12/08	1,203,800
800,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	992,000
672,000	@@	Brazilian Government Intl. Bond, 2.063%, due 04/15/06	671,318

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Brazil: 0.8% (continued)
110,593	@@	Brazilian Government Intl. Bond, 2.125%, due 04/15/09	$108,589
2,486,272	@@	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	2,474,619

			5,450,326

		Germany: 3.5%
7,700,000	@@	Bundesrepub. Deutschland, 3.750%, due 07/04/13	9,450,205
11,000,000	@@	Bundesrepub. Deutschland, 5.375%, due 01/04/10	14,976,695

			24,426,900

		Hong Kong: 0.3%
1,700,000	#, @@	Hong Kong Government Intl. Bond, 5.125%, due 08/01/14	1,753,638

			1,753,638

		Italy: 1.4%
5,500,000	@@	Italy Buoni Poliennali Del Tesoro, 5.000%, due 05/01/08	7,265,246
314,000,000	@@	Italy Government Intl. Bond, 5.000%, due 12/15/04	2,876,618

			10,141,864

		Mexico: 0.5%
1,300,000	@@	Mexico Government Intl. Bond, 6.375%, due 01/16/13	1,372,150
1,000,000	@@	Mexico Government Intl. Bond, 8.000%, due 09/24/22	1,130,000
900,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31	1,026,000

			3,528,150

		Panama: 0.4%
300,000	@@, L	Panama Government Intl. Bond, 8.250%, due 04/22/08	331,500
750,000	@@	Panama Government Intl. Bond, 8.875%, due 09/30/27	791,250
1,250,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	1,368,750

			2,491,500

		Peru: 0.4%
900,000	@@	Peru Government Intl. Bond, 9.125%, due 01/15/08	1,020,150
1,500,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	1,687,500
300,000	@@	Peru Government Intl. Bond, 9.875%, due 02/06/15	346,500

			3,054,150

		South Africa: 0.1%
600,000	@@	South Africa Government Intl. Bond, 9.125%, due 05/19/09	712,500

			712,500

		United Kingdom: 1.7%
7,000,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09	12,295,614

			12,295,614

		Total Other Bonds (Cost $59,779,855)	63,854,642

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.9%
		Agency Collateral PAC CMO: 0.3%
2,412,268		Fannie Mae, 3.500%, due 04/25/17	2,422,805

			2,422,805

		Credit Card Asset-Backed Securities: 0.3%
2,400,000		Sears Credit Account Master Trust, 1.890%, due 08/18/09	2,403,948

			2,403,948

		Home Equity Asset-Backed Securities: 0.5%
246,626		Advanta Mortgage Loan Trust, 2.215%, due 11/25/29	246,705
1,729,782		Merrill Lynch Mortgage Investors, Inc., 1.940%, due 12/25/34	1,731,166
1,287,413		Renaissance Home Equity Loan Trust, 2.280%, due 08/25/33	1,289,559

			3,267,430

		Manufactured Housing Asset-Backed Securities: 0.1%
1,200,000		Conseco Finance Securitizations Corp., 7.970%, due 05/01/32	1,007,568

			1,007,568

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Other Asset-Backed Securities: 0.3%
1,234,484		First Franklin Mortgage Loan Asset Backed Certificates, 2.800%, due 02/25/33	$1,238,002
884,216		Long Beach Mortgage Loan Trust, 2.240%, due 03/25/33	885,884

			2,123,886

		Whole Loan Collateral PAC: 0.6%
2,179,636		Residential Accredit Loans, Inc., 2.240%, due 03/25/33	2,179,976
64,330		Residential Accredit Loans, Inc., 5.500%, due 06/25/17	65,235
1,639,576		Residential Asset Securitization Trust, 2.015%, due 05/25/33	1,643,064

			3,888,275

		Whole Loan Collateralized Mortgage Obligations: 1.8%
503,168	I	CS First Boston Mortgage Securities Corp., 2.165%, due 08/25/33	500,975
2,127,640		CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	2,202,728
29,007		First Nationwide Trust, 8.500%, due 09/25/31	29,249
593,934		GSR Mortgage Loan Trust, 6.000%, due 03/25/32	601,027
3,200,000		Homestar Mortgage Acceptance Corp., 2.030%, due 01/25/22	3,195,055
206,861	#, I	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	216,214
439,908		Sequoia Mortgage Trust, 2.161%, due 07/20/33	434,532
2,586,861		Structured Asset Mortgage Investments, Inc., 3.202%, due 03/25/32	2,616,110
1,194,398		Washington Mutual, 2.688%, due 06/25/42	1,206,905
829,806		Washington Mutual, 3.066%, due 02/27/34	833,090
386,132		Washington Mutual, 5.150%, due 10/25/32	392,031
312,682		Washington Mutual, 6.000%, due 03/25/17	315,187

			12,543,103

		Total Collateralized Mortgage Obligations (Cost $27,616,403)	27,657,015

U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.4%
		Federal Home Administration: 0.1%
565,848		8.175%, due 03/01/27	572,701

			572,701

		Federal Home Loan Bank: 1.8%
1,000,000		1.670%, due 11/12/04	998,009
5,000,000		1.680%, due 10/06/04	4,998,625
6,400,000		1.780%, due 12/08/04	6,378,297

			12,374,931

		Federal Home Loan Mortgage Corporation: 11.4%
4,400,000		1.430%, due 10/13/04	4,397,726
3,200,000		1.470%, due 10/20/04	3,197,389
5,200,000		1.480%, due 10/12/04	5,197,443
14,500,000		1.500%, due 10/19/04	14,488,518
1,600,000		1.540%, due 10/26/04	1,598,221
4,100,000		1.640%, due 11/08/04	4,092,726
5,300,000		1.670%, due 11/15/04	5,288,709
283,395		2.110%, due 12/15/29	284,035
769,975		3.500%, due 07/15/32	763,579
143,571		3.621%, due 06/01/24	147,997
5,532,750		4.747%, due 01/01/29	5,700,476
439,461		5.000%, due 08/01/33	436,678
2,000,000		5.000%, due 10/15/34	1,980,624
1,696,014		5.000%, due 09/15/16	1,721,332
368,315		5.500%, due 07/15/31	371,795
768,154		5.500%, due 07/01/07	789,349
4,000,000		5.500%, due 10/15/18	4,131,248
1,763,322		5.500%, due 03/01/23	1,808,713
499,331		5.932%, due 11/01/31	513,303

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 11.4% (continued)
3,308,660		6.000%, due 10/15/32	$3,343,528
3,114,314		6.000%, due 01/01/22	3,245,571
3,784,398		6.000%, due 03/01/22	3,942,313
9,379,426		6.000%, due 10/01/22	9,770,808
878,922		6.000%, due 10/15/22	885,490
73,242		6.500%, due 07/01/19	77,306
1,426,313		7.500%, due 10/25/43	1,556,739
212,312		8.250%, due 08/15/21	212,979

			79,944,595

		Federal National Mortgage Association: 37.2%
3,500,000	L	1.360%, due 10/06/04	3,499,210
21,100,000		1.470%, due 10/20/04	21,082,780
5,800,000		1.500%, due 10/18/04	5,795,649
9,400,000		1.500%, due 10/27/04	9,389,441
5,400,000		1.500%, due 11/03/04	5,392,352
1,700,000		1.680%, due 11/24/04	1,695,641
1,900,000		1.770%, due 12/01/04	1,894,220
9,200,000		1.780%, due 12/08/04	9,168,803
13,700,000		1.780%, due 12/15/04	13,648,762
2,677,924		1.900%, due 05/25/34	2,677,423
722,847		2.340%, due 03/25/17	727,520
1,003,771		2.740%, due 04/25/32	1,013,557
2,000,000		3.460%, due 06/25/43	2,001,834
203,852		3.660%, due 05/01/36	208,308
1,605,559		4.783%, due 12/01/36	1,648,951
1,500,000		5.000%, due 10/15/33	1,484,532
438,233		5.000%, due 01/01/34	434,879
1,962,567		5.000%, due 03/01/34	1,947,549
30,500,000		5.000%, due 10/15/18	30,986,109
4,100,000		5.000%, due 07/29/19	4,202,877
6,500,000		5.007%, due 09/01/34	6,595,514
760,490		5.500%, due 10/01/33	772,464
351,099		5.500%, due 10/01/33	356,627
841,620		5.500%, due 10/01/33	854,871
82,000,000		5.500%, due 10/15/33	83,101,916
815,689		5.500%, due 11/01/33	828,533
748,238		5.500%, due 11/01/33	760,019
377,161		5.500%, due 11/01/33	383,100
5,500,000		5.500%, due 11/13/33	5,556,716
7,502,106		5.500%, due 12/01/33	7,620,228
931,396		5.500%, due 12/01/33	946,061
3,724,806		5.500%, due 12/01/33	3,783,454
846,560		5.500%, due 12/01/33	859,890
58,447		5.500%, due 12/01/33	59,367
712,188		5.500%, due 01/01/34	723,401
467,102		5.500%, due 01/01/34	474,013
272,265		5.500%, due 01/01/14	282,677
213,751		5.500%, due 12/01/14	222,148
51,187		5.500%, due 06/01/16	53,055
309,856		5.500%, due 03/01/17	321,041
8,394,610		5.500%, due 07/01/17	8,697,619
1,212,993		5.500%, due 12/01/17	1,256,777
309,473		5.500%, due 01/01/18	320,644
3,007,834		5.500%, due 06/01/23	3,083,448
9,118,757		6.000%, due 06/01/22	9,510,689

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 37.2% (continued)
1,126,075		6.000%, due 09/01/22	$1,174,474
1,106,312		6.000%, due 10/01/22	1,153,862
2,075,630		6.000%, due 01/01/23	2,164,842
1,051,825		6.250%, due 10/25/22	1,058,040
21,690		6.500%, due 11/01/15	22,996
224,148		6.500%, due 09/01/16	237,523
19,455		6.500%, due 09/01/16	20,626
60,323		6.500%, due 02/01/17	63,921
43,330		6.500%, due 02/01/17	45,915
31,963		6.500%, due 02/01/17	33,870
27,462		6.500%, due 03/01/17	29,100
224,793		6.500%, due 04/01/17	238,199
308,974		6.500%, due 12/25/22	308,740
2,758		6.500%, due 06/01/29	2,899

			262,879,676

		Government National Mortgage Association: 0.9%
438,809		3.000%, due 05/20/34	431,188
921,317		3.250%, due 05/20/29	919,276
1,090,127		3.375%, due 01/20/27	1,087,926
790,467		3.500%, due 04/20/30	788,662
1,666,783		3.500%, due 10/20/29	1,664,114
1,139,298		4.750%, due 08/20/27	1,154,408
593,928		5.500%, due 11/20/31	596,523

			6,642,097

		Total U.S. Government Agency Obligations (Cost $362,251,769)	362,414,000

U.S. TREASURY OBLIGATIONS: 16.8%
		U.S. Treasury Bonds: 3.5%
1,100,000	L	5.500%, due 08/15/28	1,182,801
6,000,000	L	6.250%, due 08/15/23	7,008,282
1,400,000		7.250%, due 08/15/22	1,803,047
11,400,000		7.500%, due 11/15/16	14,653,903

			24,648,033

		U.S. Treasury Inflation Indexed Bonds: 9.2%
32,400,000		3.625%, due 01/15/08	41,668,690
13,900,000		3.875%, due 01/15/09	18,076,372
3,800,000		4.250%, due 01/15/10	4,965,799

			64,710,861

		U.S. Treasury Notes: 4.1%
28,800,000	L	1.625%, due 04/30/05	28,743,754

			28,743,754

		Total U.S. Treasury Obligations (Cost $117,436,926)	118,102,648

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

No. of Contracts			Value

PUT FUTURES PURCHASED: 0.0%
222		90 day Euro Futures #1	$1,388
440		90 day Euro Futures #2	2,750
500,000	I	90 day Euro Futures #3	40,584
500,000	I	90 day Euro Futures #4	29,302

		Total Options
		(Cost $68,220)	74,024

		Total Long-Term Investments
		(Cost $625,282,751)	631,337,442

SHORT-TERM INVESTMENTS: 25.5%
		Certificate Of Deposit: 3.1%
11,800,000		Citibank, 1.650%, due 11/15/04	11,798,309
400,000		Citibank, 1.750%, due 12/07/04	399,916
500,000		Citibank, 1.880%, due 12/22/04	500,020
8,700,000		Danske Bank Aktieselskab ADR, 1.580%, due 10/29/04	8,689,309
500,000		Wells Fargo Co., 1.620%, due 10/06/04	500,000

		Total Certificate Of Deposit
		(Cost $21,889,309)	21,887,554

		Commercial Papers: 26.2%
1,500,000		Altria Group, Inc., 2.394%, due 10/29/04	1,499,973
11,700,000		ASB Bank Ltd., 1.820%, due 12/15/04	11,655,189
1,300,000		Bank of Ireland, 1.560%, due 10/18/04	1,298,987
9,100,000		Bank of Ireland, 1.830%, due 12/08/04	9,068,150
15,400,000		Barclays US Funding, 1.830%, due 12/16/04	15,340,094
900,000		CDC Comm Paper Corp., 1.500%, due 10/05/04	899,813
3,000,000		CDC Comm Paper Corp., 1.780%, due 11/23/04	2,992,006
5,600,000		Danske Corp., 1.570%, due 10/25/04	5,593,895
1,500,000		Danske Corp., 1.810%, due 12/09/04	1,494,750
500,000		Danske Corp., 1.830%, due 12/20/04	497,945
1,700,000		DnB Nor Bank ASA, 1.890%, due 12/28/04	1,692,112
18,500,000		Fortis Funding LLC, 1.950%, due 01/25/05	18,383,635
200,000		General Electric Capital Corp., 1.480%, due 11/01/04	199,738
300,000		General Electric Capital Corp., 1.480%, due 11/10/04	299,496
3,000,000		General Electric Capital Corp., 1.580%, due 11/16/04	2,993,828
100,000		General Electric Capital Corp., 1.670%, due 11/09/04	99,815
14,400,000		General Electric Capital Corp., 1.780%, due 12/15/04	14,346,000
100,000		HBOS Treasury, 1.790%, due 12/03/04	99,683
6,600,000		HBOS Treasury, 1.590%, due 10/26/04	6,592,433
11,200,000		HBOS Treasury, 1.670%, due 11/09/04	11,179,289
1,300,000		HBOS Treasury, 1.640%, due 11/10/04	1,297,580
700,000		HBOS Treasury, 1.780%, due 11/30/04	697,893
300,000		HBOS Treasury , 1.780%, due 12/02/04	299,067
6,100,000		Royal Bank of Scotland PLC, 1.570%, due 10/25/04	6,093,350
1,800,000		Royal Bank of Scotland PLC, 1.550%, due 11/03/04	1,797,371
15,200,000		Stadshypotek, 1.680%, due 11/08/04	15,172,402
5,500,000		Stadshypotek, 1.850%, due 12/14/04	5,478,880
13,700,000		Svenska Handelsbanken AB, 1.820%, due 12/03/04	13,655,886
5,300,000		Svenska Handelsbanken AB, 1.780%, due 11/22/04	5,286,139
300,000		Svenska Handelsbanken AB, 1.830%, due 12/08/04	298,950
200,000		Svenska Handelsbanken AB, 1.850%, due 12/15/04	199,222
5,800,000		Swedebank, 1.570%, due 10/21/04	5,794,689
1,200,000		Swedebank, 1.870%, due 12/20/04	1,194,984
4,800,000		UBS Finance, 1.480%, due 11/30/04	4,788,000
5,000,000		UBS Finance, 1.780%, due 11/23/04	4,986,677

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

No. of Contracts				Value

		Commercial Papers: 26.2% (continued)
5,500,000		UBS Finance, 1.790%, due 12/03/04		$5,482,565
200,000		UBS Finance, 1.800%, due 12/07/04		199,322
1,200,000		UBS Finance, 1.840%, due 12/21/04		1,194,996
4,300,000		UBS Finance, 1.950%, due 01/24/05		4,273,211
100,000		UBS Finance, 1.950%, due 01/25/05		99,371

		Total Commercial Papers
		(Cost $184,529,919)		184,517,386

		U.S. Treasury Bills: 0.7%
1,600,000		1.560%, due 12/02/04		1,595,643
3,550,000		1.600%, due 12/16/04		3,537,927

		Total U.S. Treasury Bills
		(Cost $5,133,570)		5,133,570

		Securities Lending Collateralcc: 6.8%
47,959,675		The Bank of New York Institutional Cash Reserves Fund		47,959,675

		Total Securities Lending Collateral
		(Cost $47,959,675)		47,959,675

		Total Short-Term Investments
		(Cost $259,512,161)		259,498,185

		Total Investments in Securities
		(Cost $884,794,912) *	126.5%	$890,835,627
		Other Assets and Liabilities—Net	(26.5)	(186,707,652)

		Net Assets	100.0%	$704,127,974

	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes $885,584,097.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,774,431
		Gross Unrealized Depreciation		(1,522,901)

		Net Unrealized Appreciation		$5,251,530

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

		Expiration	Strike
No. of Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS: 0.0%
Call Options Written: 0.0%
115	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	11/26/04	114	$(66,485)
8	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/04/04	5.97	(88,099)
20	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/19/04	6	(220,848)
79	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	09/23/05	6	(47,993)
79	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	09/23/05	4	(88,859)
268	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/04/04	4	(435,298)
165	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/07/04	6	—
165	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/07/04	4	—
23	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	01/07/04	6.65	(21)
14	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	01/07/04	4	(8,953)
14	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	01/07/04	4	(8,953)
119	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	09/23/05	7	(20,992)
212	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/07/04	6	—
212	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/07/04	3.8	—
13	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/07/04	4	—
13	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	10/07/04	6	—
40	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	01/07/05	5.5	(291,232)
67	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	01/07/05	7	(13)

Total Liability for Call Options Written (Premiums received $3,179,287)				(1,277,746)

Put Options Written: 0.0%
222	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	03/14/05	93.3	(1,388)
440	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	03/14/05	94.3	(2,750)
97	OTC 3 Months Libor/ 7 years
	Interest Rate Swap	12/21/05	94.3	(20,845)

Total Liability for Put Options Written (Premiums received $77,401)				(24,983)

Total Written options (Premiums received $3,256,688)				(1,302,729)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

The following short positions were held by the PIMCO Core Bond Portfolio at September 30, 2004:

Principal Amount	Description	Market Value

$(15,000,000)	United States Treasury Note, 3.000% due, 11/15/07	$(15,048,645)
(33,700,000)	United States Treasury Note, 3.250% due, 08/15/07	(34,083,102)
(16,000,000)	United States Treasury Note, 3.625% due, 05/15/13	(15,613,760)
(11,900,000)	United States Treasury Note, 4.000% due, 11/15/12	(11,961,368)
(10,200,000)	United States Treasury Note, 4.750% due, 05/15/14	(10,710,010)

	Total Short Positions
	(Proceeds $87,266,179)	$(87,416,885)

At September 30, 2004 the following forward foreign currency contracts were outstanding for the PIMCO Core Bond Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
British Pounds
GBP 6,757,000	Sell	10/28/04	11,978,451	$12,198,878	$(220,427)
British Pounds
GBP 116,000	Sell	10/28/04	208,368	209,423	(1,055.00)
Euro
EUR 17,715,000	Sell	10/25/04	21,506,010	21,997,909	(491,899.00)
Japanese Yen
JPY 617,995,000	Sell	10/27/04	5,598,658	5,615,019	(16,361.00)

					$(729,742)

Information concerning open futures contracts for the PIMCO Core Bond Portfolio at September 30, 2004 is shown below:

	No. of	Notional	Settlement	Unrealized
Descriptions	Contracts	Market Value	Date	Gain (Loss)

90 Day Euro	499	$121,281,950	06/13/05	$78,676
90 Day Euro	50	12,008,750	12/18/06	135,625
90 Day Euro	284	69,182,400	03/14/05	(7,100)
Euro-Bobl	348	48,187,761	12/10/04	1,170,116
Euro-Bond	518	74,404,119	12/10/04	2,610,783
Japanese 10 Year Bond	8	10,014,608	12/20/04	45,429
U.S. 10 Year Treasury Note	1392	156,774,000	12/30/04	1,416,766
U.S. Treasury Bond	217	24,351,469	12/30/04	(160,906)

				$5,289,389

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Information concerning the Credit Default Agreements outstanding for the PIMCO Core Bond Portfolio at September 30, 2004, is shown below:

							Unrealized
				Termination		Notional	Appreciation
Type				Date		Principal	(Depreciation)

Credit Default Agreement
Albertson’s, Inc.
Receive	$300,000	in the event of default and pay	0.680% per annum
Counterparty: Credit Suisse First Boston International				12/20/2008	I, X	$300,000	$(2,454)
Credit Default Agreement
Allstate Corp.
Receive	$1,800,000	in the event of default and pay	0.260% per annum
Counterparty: Morgan Stanley Capital Services, Inc.				12/20/2008	X	1,800,000	(2,020)
Credit Default Agreement
Capital One
Receive	$100,000	in the event of default and pay	1.350% per annum
Counterparty: JPMorgan Chase Bank				12/20/2008	X	100,000	(3,306)
Credit Default Agreement
Carnival Corp.
Receive	$100,000	in the event of default and pay	0.480% per annum
Counterparty: ABN AMRO Bank N.V.				12/20/2008	I, X	100,000	(385)
Credit Default Agreement
Clear Channel Communications, Inc.
Receive	$300,000	in the event of default and pay	0.610% per annum
Counterparty: Credit Suisse First Boston International				12/20/2008	I, X	300,000	1,546
Credit Default Agreement
Costco Wholesale Corp.
Receive	$300,000	in the event of default and pay	0.240% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	X	300,000	(360)
Credit Default Agreement
Eaton Corp.
Receive	$1,400,000	in the event of default and pay	0.280% per annum
Counterparty: Citibank NA				12/20/2008	X	1,400,000	(4,848)
Credit Default Agreement
Eli Lilly and Company
Receive	$1,500,000	in the event of default and pay	0.160% per annum
Counterparty: Barclays Bank PLC				12/20/2008	X	1,500,000	2,258
Credit Default Agreement
Emerson
Receive	$1,100,000	in the event of default and pay	0.210% per annum
Counterparty: Morgan Stanley Capital Services, Inc.				12/20/2008	I, X	1,100,000	(857)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

							Unrealized
				Termination		Notional	Appreciation
Type				Date		Principal	(Depreciation)

Credit Default Agreement
Federated
Receive	$300,000	in the event of default and pay	0.410% per annum
Counterparty: Credit Suisse First Boston International				12/20/2008	I, X	$300,000	$863
Credit Default Agreement
FedEx Corp.
Receive	$1,100,000	in the event of default and pay	0.290% per annum
Counterparty: Barclays Bank PLC				12/20/2008	I, X	1,100,000	4,048
Credit Default Agreement
Gannett Co., Inc.
Receive	$400,000	in the event of default and pay	0.220% per annum
Counterparty: Merrill Lynch Capital Services				12/20/2008	X	400,000	1,265
Credit Default Agreement
Goodrich Corp.
Receive	$300,000	in the event of default and pay	0.900% per annum
Counterparty: Credit Suisse First Boston International				12/20/2008	X	300,000	(3,894)
Credit Default Agreement
Goodrich Corp.
Receive	$600,000	in the event of default and pay	0.970% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	X	600,000	(9,441)
Credit Default Agreement
Home Depot, Inc.
Receive	$1,500,000	in the event of default and pay	0.120% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	I, X	1,500,000	1,188
Credit Default Agreement
Ingersoll-Rand Co. Ltd.
Receive	$800,000	in the event of default and pay	0.320% per annum
Counterparty: Merrill Lynch Capital Services				12/20/2008	I, X	800,000	245
Credit Default Agreement
Johnson & Johnson
Receive	$1,500,000	in the event of default and pay	0.110% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	X	1,500,000	(1,044)
Credit Default Agreement
Lockheed Martin Corp.
Receive	$300,000	in the event of default and pay	0.440% per annum
Counterparty: Credit Suisse First Boston International				12/20/2008	I, X	300,000	(915)
Credit Default Agreement
Lockheed Martin Corp.
Receive	$600,000	in the event of default and pay	0.530% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	X	600,000	(3,969)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

							Unrealized
				Termination		Notional	Appreciation
Type				Date		Principal	(Depreciation)

Credit Default Agreement
Masco Corp.
Receive	$700,000	in the event of default and pay	0.300% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	I, X	$700,000	$713
Credit Default Agreement
Northrop
Receive	$600,000	in the event of default and pay	0.480% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	X	600,000	(2,595)
Credit Default Agreement
Radioshack
Receive	$700,000	in the event of default and pay	0.350% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	I, X	700,000	1,466
Credit Default Agreement
Russia
Russia	$600,000	in the event of default and pay	1.080% per annum
Counterparty: Morgan Stanley Capital Services, Inc.				7/20/2005	I, X	600,000	1,281
Credit Default Agreement
TRW, Inc.
Receive	$100,000	in the event of default and pay	0.290% per annum
Counterparty: UBS AG				12/20/2008	I, X	100,000	321
Credit Default Agreement
Wal-mart
Receive	$200,000	in the event of default and pay	0.140% per annum
Counterparty: Citibank NA				12/20/2008	I, X	200,000	280
Credit Default Agreement
Wal-mart
Receive	$2,300,000	in the event of default and pay	0.140% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	I, X	2,300,000	3,221
Credit Default Agreement
Wal-mart
Receive	$300,000	in the event of default and pay	0.150% per annum
Counterparty: Credit Suisse First Boston International				12/20/2008	X	300,000	301
Credit Default Agreement
Walt Disney
Receive	$300,000	in the event of default and pay	0.530% per annum
Counterparty: Credit Suisse First Boston International				12/20/2008	I, X	300,000	(1,838)
Credit Default Agreement
Walt Disney
Receive	$900,000	in the event of default and pay	0.670% per annum
Counterparty: Barclays Bank PLC				12/20/2008	I, X	900,000	(10,514)
Credit Default Agreement
Whirlpool
Receive	$700,000	in the event of default and pay	0.290% per annum
Counterparty: Lehman Brothers Special Financing, Inc.				12/20/2008	I, X	700,000	7,943

							$(21,501)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Information concerning the Interest Rate Swap Agreements outstanding for the PIMCO Core Bond Portfolio at September 30, 2004, is shown below:

Unrealized
				Notional	Appreciation
Type				Principal	(Depreciation)

Receive a fixed rate equal to 4.000% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	Goldman Sachs Capital Markets, LP
Expires:	08/15/07		I, X	$33,700,000	$705,513
Receive a fixed rate equal to 4.000% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	JPMorgan Chase Bank
Expires:	12/15/07		X	8,400,000	131,418
Receive a fixed rate equal to 4.000% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	JPMorgan Chase Bank
Expires:	12/15/09		X	9,600,000	34,232
Receive a fixed rate equal to 40% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	Union Bank of Switzerland
Expires:	12/15/09		X	25,500,000	90,928
Receive a fixed rate equal to 50% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	Merrill Lynch Capital Services
Expires:	06/16/24		I, X	9,700,000	(176,776)
Receive a fixed rate equal to 50% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	Lehman Brothers Special Financing, Inc.
Expires:	12/15/14		I, X	3,400,000	(99,407)
Receive a fixed rate equal to 50% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	Goldman Sachs Capital Markets, LP
Expires:	12/15/14		X	4,200,000	(122,796)
Receive a fixed rate equal to 60% and pay a floating rate based on the		3 -month USD LIBOR
Counterparty:	Goldman Sachs Capital Markets, LP
Expires:	12/15/04		X	6,200,000	(623,492)
Receive a fixed rate equal to 20% and pay a floating rate based on the		6 -month JPY LIBOR
Denominated in	Japanese Yen
Counterparty:	Goldman Sachs Capital Markets, LP
Expires:	06/15/12		X	130,000,000	(54,341)
Receive a fixed rate equal to 20% and pay a floating rate based on the		6 -month JPY LIBOR
Denominated in	Japanese Yen
Counterparty:	Goldman Sachs Capital Markets, LP
Expires:	05/15/05		X	129,100,000	(53,965)
Receive a fixed rate equal to 20% and pay a floating rate based on the		6 -month JPY LIBOR
Denominated in	Japanese Yen
Counterparty:	Morgan Stanley Capital Services, Inc.
Expires:	06/15/12		X	260,000,000	—
Receive a fixed rate equal to 20% and pay a floating rate based on the		6 -month JPY LIBOR
Denominated in	Japanese Yen
Counterparty:	Goldman Sachs Capital Markets, LP
Expires:	06/15/12		X	255,000,000	(106,592)
Receive a fixed rate equal to 40% and pay a floating rate based on the		6 -month GBP LIBOR
Denominated in	Pound Sterling
Counterparty:	Goldman Sachs Capital Markets, LP
Expires:	09/15/05		X	3,100,000	(54,399)
Receive a fixed rate equal to 4.500% and pay a floating rate based on the		3 -month SEK LIBOR
Denominated in	Swedish Krona
Counterparty:	Merrill Lynch Capital Services
Expires:	06/17/05		I, X	159,700,000	271,363
Receive a fixed rate equal to 4.500% and pay a floating rate based on the		3 -month SEK LIBOR
Denominated in	Swedish Krona
Counterparty:	JPMorgan Chase Bank
Expires:	06/17/05		I, X	76,300,000	129,649
Receive a fixed rate equal to 4.500% and pay a floating rate based on the		3 -month SEK LIBOR
Denominated in	Swedish Krona
Counterparty:	Morgan Stanley Capital Services, Inc.
Expires:	06/17/08		X	9,000,000	15,293

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of September 30, 2004 (Unaudited)(continued)

Unrealized
				Notional	Appreciation
Type				Principal	(Depreciation)

Receive a fixed rate equal to 50% and pay a floating rate based on the		6 -month GBP LIBOR
Denominated in	Pound Sterling
Counterparty:	Barclay Bank PLC
Expires:	06/18/34		X	$3,100,000	$(149,664)
Receive a fixed rate equal to 50% and pay a floating rate based on the		6 -month GBP LIBOR
Denominated in	Pound Sterling
Counterparty:	JPMorgan Chase Bank
Expires:	06/18/34		X	500,000	(24,139)
Receive a fixed rate equal to 50% and pay a floating rate based on the		6 -month GBP LIBOR
Denominated in	Pound Sterling
Counterparty:	Barclay Bank PLC
Expires:	06/18/34		X	1,100,000	(53,107)
Receive a fixed rate equal to 50% and pay a floating rate based on the		6 -month EUR LIBOR
Denominated in	Euros
Counterparty:	Union Bank of Switzerland
Expires:	12/15/14		X	54,700,000	(4,573,639)
Receive a fixed rate equal to 5.250% and pay a floating rate based on the		6 -month GBPLIBOR
Denominated in	Pound Sterling
Counterparty:	Morgan Stanley Dean Witter
Expires:	03/15/12		I, X	3,600,000	33,892
Receive a fixed rate equal to 60% and pay a floating rate based on the		6 -month EUR LIBOR
Denominated in	Euro
Counterparty:	JPMorgan Chase Bank
Expires:	06/18/34		I, X	6,700,000	441,794

$(4,238,236)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 85.3%
		Aerospace/Defense: 0.3%
$1,650,000	L	K&F Industries, Inc., 9.625%, due 12/15/10	$1,843,875

			1,843,875

		Agriculture: 0.9%
1,350,000	#	Commonwealth Brands, Inc., 9.750%, due 04/15/08	1,410,750
1,650,000	#	Commonwealth Brands, Inc., 10.625%, due 09/01/08	1,724,250
1,650,000		DIMON, Inc., 6.250%, due 03/31/07	1,543,649
450,000		DIMON, Inc., 7.750%, due 06/01/13	441,000
750,000		North Atlantic Trading Co., 9.250%, due 03/01/12	723,750

			5,843,399

		Airlines: 1.1%
252,956		Continental Airlines, Inc., 6.545%, due 02/02/19	244,282
1,918,856		Continental Airlines, Inc., 6.920%, due 04/02/13	1,900,128
150,000	L	Continental Airlines, Inc., 7.056%, due 09/15/09	148,559
512,541		Continental Airlines, Inc., 7.373%, due 12/15/15	402,332
162,819		Continental Airlines, Inc., 7.461%, due 04/01/15	151,021
667,221	L	Delta Air Lines, Inc., 7.379%, due 05/18/10	616,801
1,763,750		Northwest Airlines, Inc., 6.810%, due 02/01/20	1,563,256
900,000		United AirLines, Inc., 6.602%, due 09/01/13	760,387
294,473	L	United AirLines, Inc., 7.186%, due 04/01/11	247,494
1,600,000		United AirLines, Inc., 7.730%, due 07/01/10	1,302,006

			7,336,266

		Auto Manufacturers: 0.1%
850,000		General Motors Corp., 8.250%, due 07/15/23	896,292

			896,292

		Auto Parts and Equipment: 1.9%
550,000		ArvinMeritor, Inc., 6.625%, due 06/15/07	576,125
1,850,000		ArvinMeritor, Inc., 8.750%, due 03/01/12	2,058,125
2,950,000	L	Dura Operating Corp., 8.625%, due 04/15/12	2,935,250
450,000		Meritor Automotive, Inc., 6.800%, due 02/15/09	463,500
2,700,000	L	Tenneco Automotive, Inc., 10.250%, due 07/15/13	3,091,500
2,650,000		TRW Automotive, Inc., 9.375%, due 02/15/13	3,040,875

			12,165,375

		Banks: 0.5%
350,000	#	Riggs Capital Trust, 8.625%, due 12/31/26	385,000
2,600,000	#	Riggs Capital Trust, 8.875%, due 03/15/27	2,873,000

			3,258,000

		Chemicals: 3.2%
1,750,000		Airgas, Inc., 6.250%, due 07/15/14	1,758,750
300,000		Arco Chemical Co., 10.250%, due 11/01/10	333,000
2,000,000		Brenntag AG, 4.730%, due 02/27/12	2,034,376
1,800,000	L	Equistar Chemicals LP, 8.750%, due 02/15/09	1,948,500
1,950,000		Equistar Funding Corp., 10.125%, due 09/01/08	2,208,375
800,000	#	Equistar Funding Corp., 10.625%, due 05/01/11	916,000
3,650,000		ISP Chemco, Inc., 10.250%, due 07/01/11	4,088,000
1,500,000	L	JohnsonDiversey, Inc., 9.625%, due 05/15/12	1,864,462
750,000	@@	Kronos Intl., Inc., 8.875%, due 06/30/09	1,015,335
2,950,000		Nalco Co., 7.750%, due 11/15/11	3,141,750
500,000	L	Nalco Co., 8.875%, due 11/15/13	540,000
965,000		Westlake Chemical Corp., 8.750%, due 07/15/11	1,088,038

			20,936,586

		Coal: 0.7%
300,000	#	Foundation PA Coal Co., 7.250%, due 08/01/14	320,250
4,075,000		Peabody Energy Corp., 6.875%, due 03/15/13	4,421,375

			4,741,625

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Services: 0.7%
2,125,000	#	Alderwoods Group, Inc., 7.750%, due 09/15/12	$2,257,813
1,850,000	L	Cenveo Corp., 9.625%, due 03/15/12	2,044,250

			4,302,063

		Distribution/Wholesale: 0.2%
1,350,000	L	Aviall, Inc., 7.625%, due 07/01/11	1,464,750

			1,464,750

		Diversified Financial Services: 6.5%
4,621,147		AES Ironwood LLC, 8.857%, due 11/30/25	5,152,579
711,010		AES Red Oak LLC, 8.540%, due 11/30/19	785,666
3,965,000	@@, #, L	BCP Caylux Holdings Luxembourg SCA, 9.625%, due 06/15/14	4,302,025
3,000,000	@@	Bluewater Finance Ltd., 10.250%, due 02/15/12	3,270,000
2,000,000		Bombardier Capital, Inc., 7.090%, due 03/30/07	2,003,006
350,000	#	Borden US Finance Corp, 9.000%, due 07/15/14	369,250
792,180		Cedar Brakes II LLC, 9.875%, due 09/01/13	879,320
1,200,000	@@, #, L	Eircom Funding, 8.250%, due 08/15/13	1,320,000
1,250,000	@@, #, L	Gemstone Investor Ltd., 7.710%, due 10/31/04	1,256,352
795,205	#, I	Hollinger Participation Trust, 0.000%, due 11/15/10	912,498
3,250,000	#, L	KRATON Polymers LLC, 8.125%, due 01/15/14	3,201,250
2,950,000	#	Mizuho JGB Investment LLC, 9.870%, due 12/29/49	3,465,085
1,150,000	#	Mizuho Preferred Capital Co. LLC, 8.790%, due 12/29/49	1,320,485
9,883,720	#, L	Targeted Return Index Securities, 8.347%, due 08/01/15	10,648,830
1,125,000	#	UGS Corp., 10.000%, due 06/01/12	1,231,875
1,900,000		Universal City Development Partners, 11.750%, due 04/01/10	2,223,000

			42,341,221

		Electric: 10.7%
5,000,000	#	AES Corp., 8.750%, due 05/15/13	5,662,499
2,100,000	L	AES Corp., 8.875%, due 02/15/11	2,346,750
700,000	L	AES Corp., 9.375%, due 09/15/10	791,875
2,816,000		Allegheny Energy Supply Co., LLC, 5.640%, due 06/08/11	2,865,632
320,000		Allegheny Energy Supply Co., LLC, 6.190%, due 06/08/11	325,640
56,000		Allegheny Energy Supply Co., LLC, 6.220%, due 06/08/11	56,987
1,775,000	L	CenterPoint Energy, Inc., 7.250%, due 09/01/10	1,963,571
3,350,000		CMS Energy Corp., 7.000%, due 01/15/05	3,385,356
4,250,000	L	CMS Energy Corp., 7.500%, due 01/15/09	4,473,125
1,750,000	#, L	CMS Energy Corp., 7.750%, due 08/01/10	1,859,375
200,000		CMS Energy Corp., 8.900%, due 07/15/08	219,000
1,900,000	L	DPL, Inc., 6.875%, due 09/01/11	2,023,500
1,485,000		Homer City Funding LLC, 8.137%, due 10/01/19	1,655,775
1,950,000		Ipalco Enterprises, Inc., 8.375%, due 11/14/08	2,184,000
850,000		Ipalco Enterprises, Inc., 8.625%, due 11/14/11	964,750
1,000,000		Midwest Generation LLC, 8.300%, due 07/02/09	1,050,625
7,200,000		Midwest Generation LLC, 8.560%, due 01/02/16	7,564,499
2,350,000		Midwest Generation LLC, 8.750%, due 05/01/34	2,573,250
1,650,000		MSW Energy Holdings II LLC, 7.375%, due 09/01/10	1,740,750
1,350,000		Northwestern Corp., 7.250%, due 03/03/08	1,289,250
400,000		NRG Energy, Inc., 5.486%, due 12/23/10	413,334
597,651		NRG Energy, Inc., 5.500%, due 06/23/10	615,581
4,400,000	#	NRG Energy, Inc., 8.000%, due 12/15/13	4,735,500
1,250,000		PSEG Energy Holdings LLC, 7.750%, due 04/16/07	1,340,625
3,650,000		PSEG Energy Holdings LLC, 8.500%, due 06/15/11	4,133,625
650,000		PSEG Energy Holdings LLC, 8.625%, due 02/15/08	719,875
1,350,000		PSEG Energy Holdings LLC, 10.000%, due 10/01/09	1,603,125
750,000	L	Reliant Energy, Inc., 9.500%, due 07/15/13	818,438
3,350,000	L	Reliant Energy, Inc., 9.250%, due 07/15/10	3,613,813
3,190,000	#	South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC, 8.400%, due 05/30/12	2,777,294

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 10.7% (continued)
3,850,000		TECO Energy, Inc., 7.500%, due 06/15/10	$4,177,250

			69,944,669

		Electrical Components and Equipment: 0.8%
900,000	@@	Legrand Holding SA, 8.500%, due 02/15/25	1,035,000
850,000	@@	Legrand Holding SA, 10.500%, due 02/15/13	998,750
1,025,000	@@	Legrand Holding SA, 11.000%, due 02/15/13	1,537,208
1,650,000		Rayovac Corp., 8.500%, due 10/01/13	1,798,500

			5,369,458

		Electronics: 0.9%
800,000		Communications & Power Industries, Inc., 8.000%, due 02/01/12	840,000
3,050,000		Dresser, Inc., 9.375%, due 04/15/11	3,370,250
1,350,000		Fisher Scientific Intl., 8.000%, due 09/01/13	1,518,750

			5,729,000

		Entertainment: 0.7%
1,550,000		Argosy Gaming Co., 7.000%, due 01/15/14	1,606,188
900,000		Gaylord Entertainment Co., 8.000%, due 11/15/13	951,750
140		Six Flags, Inc., 8.875%, due 02/01/10	132
2,300,000	L	Six Flags, Inc., 9.750%, due 04/15/13	2,184,999

			4,743,069

		Environmental Control: 1.2%
1,450,000	L	Allied Waste North America, 6.375%, due 04/15/11	1,417,375
300,000		Allied Waste North America, 6.500%, due 11/15/10	298,500
2,950,000	L	Allied Waste North America, 7.875%, due 04/15/13	3,127,000
375,000		Allied Waste North America, 8.500%, due 12/01/08	408,750
1,050,000		Allied Waste North America, 8.875%, due 04/01/08	1,144,500
1,500,000		Allied Waste North America, 9.250%, due 09/01/12	1,676,250

			8,072,375

		Food: 2.0%
2,325,000		Ahold Finance USA, Inc., 8.250%, due 07/15/10	2,633,063
3,500,000	#, L	Delhaize America, Inc., 8.125%, due 04/15/11	4,014,584
1,850,000		Ingles Markets, Inc., 8.875%, due 12/01/11	2,002,625
425,000	#	Merisant Co., 9.500%, due 07/15/13	405,875
3,550,000		Roundy’s, Inc.—Series B, 8.875%, due 06/15/12	3,842,875

			12,899,022

		Forest Products and Paper: 3.2%
700,000	@@, L	Abitibi-Consolidated, Inc., 5.250%, due 06/20/08	681,625
600,000	@@	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13	555,000
1,200,000	@@	Abitibi-Consolidated, Inc., 6.950%, due 12/15/06	1,245,000
500,000	@@	Abitibi-Consolidated, Inc., 6.950%, due 04/01/08	512,500
500,000	@@	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	538,750
2,900,000	@@	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	2,885,500
1,000,000		Boise Cascade Corp., 7.000%, due 11/01/13	1,167,500
2,000,000		Boise Cascade Corp., 7.350%, due 02/01/16	2,363,188
1,000,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	1,070,000
800,000		Georgia-Pacific Corp., 7.700%, due 06/15/15	916,000
1,750,000		Georgia-Pacific Corp., 8.000%, due 01/15/14	2,003,750
3,300,000	L	Georgia-Pacific Corp., 8.000%, due 01/15/24	3,770,250
1,200,000		Georgia-Pacific Corp., 8.125%, due 06/15/23	1,239,000
1,200,000		Georgia-Pacific Corp., 8.875%, due 05/15/31	1,461,000
750,000		Georgia-Pacific Corp., 7.250%, due 06/01/28	780,000

			21,189,063

		Gas: 0.0%
300,000		Colorado Interstate Gas Co., 6.850%, due 06/15/37	313,500

			313,500

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare-Products: 1.6%
3,700,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	$4,125,500
2,100,000		Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,299,500
4,115,000		Rotech Healthcare, Inc., 9.500%, due 04/01/12	4,423,625

			10,848,625

		Healthcare-Services: 3.1%
490,000	#	Beverly Enterprises, Inc., 7.875%, due 06/15/14	526,750
1,400,000		Extendicare Health Services, Inc., 9.500%, due 07/01/10	1,578,500
500,000		HCA, Inc., 6.300%, due 10/01/12	519,196
2,575,000		HCA, Inc., 6.750%, due 07/15/13	2,742,035
1,500,000		HCA, Inc., 6.250%, due 02/15/13	1,548,602
1,850,000		HCA, Inc., 7.875%, due 02/01/11	2,094,835
850,000		Pacificare Health Systems, 10.750%, due 06/01/09	983,875
1,750,000	L	Tenet Healthcare Corp., 6.375%, due 12/01/11	1,579,375
150,000		Tenet Healthcare Corp., 6.500%, due 06/01/12	135,000
5,250,000	L	Tenet Healthcare Corp., 7.375%, due 02/01/13	4,961,249
1,250,000	#, L	Tenet Healthcare Corp., 9.875%, due 07/01/14	1,312,500
750,000	L	Triad Hospitals, Inc., 7.000%, due 05/15/12	787,500
1,550,000		Triad Hospitals, Inc., 7.000%, due 11/15/13	1,584,875

			20,354,292

		Holding Companies-Diversified: 0.7%
2,450,000	@@	JSG Funding PLC, 9.625%, due 10/01/12	2,780,750
1,150,000	@@	JSG Funding PLC, 10.125%, due 10/01/12	1,621,120

			4,401,870

		Leisure Time: 0.6%
750,000	@@, #, L	Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	793,125
250,000	#	K2, Inc., 7.375%, due 07/01/14	266,250
2,800,000	@@	Royal Caribbean Cruises Ltd., 6.875%, due 12/01/13	2,996,000

			4,055,375

		Lodging: 4.3%
1,600,000		Boyd Gaming Corp., 7.750%, due 12/15/12	1,724,000
2,050,000	L	Caesars Entertainment, Inc., 7.000%, due 04/15/13	2,290,875
1,225,000		Caesars Entertainment, Inc., 7.875%, due 03/15/10	1,390,375
2,750,000		Caesars Entertainment, Inc., 9.375%, due 02/15/07	3,073,125
2,700,000	L	Hilton Hotels Corp., 7.625%, due 12/01/12	3,152,250
1,450,000	L	Mandalay Resort Group, 6.500%, due 07/31/09	1,511,625
300,000		Mandalay Resort Group, 7.625%, due 07/15/13	319,500
3,425,000	L	Mandalay Resort Group, 9.375%, due 02/15/10	3,955,875
650,000		MGM Mirage, 6.000%, due 10/01/09	662,188
3,650,000	L	MGM Mirage, 8.375%, due 02/01/11	4,046,937
1,150,000		Starwood Hotels & Resorts Worldwide, Inc., 7.375%, due 05/01/07	1,244,875
2,050,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	2,329,313
1,825,000	L	Station Casinos, Inc., 6.000%, due 04/01/12	1,879,750
600,000	L	Station Casinos, Inc., 6.500%, due 02/01/14	613,500

			28,194,188

		Media: 8.8%
3,350,000		American Media Operation, Inc., 10.250%, due 05/01/09	3,542,625
1,300,000	#, L	Cablevision Systems Corp., 8.000%, due 04/15/12	1,365,000
2,850,000	@@	CanWest Media, Inc., 10.625%, due 05/15/11	3,256,125
3,150,000	L	CCO Holdings LLC, 8.750%, due 11/15/13	3,106,688
1,100,000		Charter Communications Corp., 4.420%, due 04/26/11	1,092,067
1,000,000	#	Charter Communications Operating Capital Corp., 8.000%, due 04/30/12	1,002,500
2,250,000		CSC Holdings, Inc., 6.750%, due 04/15/12	2,266,875
4,100,000		CSC Holdings, Inc., 8.125%, due 08/15/09	4,376,749
2,700,000	#, L	CSC Holdings, Inc., 7.625%, due 04/01/11	2,858,625
550,000		CSC Holdings, Inc., 8.125%, due 07/15/09	587,125

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Media: 8.8% (continued)
2,600,000		Dex Media Finance Co., 8.500%, due 08/15/10	$2,964,000
3,371,000		Dex Media Finance Co., 9.875%, due 08/15/13	3,977,779
1,750,000		DirecTV Holdings LLC, 8.375%, due 03/15/13	1,999,375
1,000,000		Echostar DBS Corp., 4.850%, due 10/01/08	1,042,500
1,050,000		Echostar DBS Corp., 10.375%, due 10/01/07	1,107,099
3,035,000	@@, #, L	Lighthouse Intl. Co. SA, 8.000%, due 04/30/14	3,698,792
2,750,000	L	Mediacom Broadband LLC, 11.000%, due 07/15/13	2,942,500
1,000,000		Medianews Group, Inc., 6.875%, due 10/01/13	1,037,500
300,000	#	Primedia, Inc., 7.086%, due 05/15/10	303,000
650,000	L	Primedia, Inc., 7.625%, due 04/01/08	645,125
3,100,000	#, L	Primedia, Inc., 8.000%, due 05/15/13	2,964,375
550,000		Primedia, Inc., 8.875%, due 05/15/11	552,750
2,450,000	@@	Quebecor Media, Inc., 11.125%, due 07/15/11	2,842,000
550,000	@@	Rogers Cablesystems Ltd., 10.000%, due 03/15/05	568,563
1,350,000		Rogers Communications, Inc., 2.000%, due 11/26/05	1,304,438
1,525,000		Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	1,589,813
1,000,000		Sinclair Broadcast Group, Inc., 8.750%, due 12/15/11	1,090,000
1,800,000		Young Broadcasting, Inc., 8.500%, due 12/15/08	1,921,500
1,250,000	L	Young Broadcasting, Inc., 10.000%, due 03/01/11	1,293,750

			57,299,238

		Miscellaneous Manufacturing: 1.6%
598,754	@@	Invensys PLC, 5.477%, due 09/05/09	602,496
1,600,000	@@	Invensys PLC, 6.367%, due 09/05/09	1,654,000
1,350,000	@@, #, L	Invensys PLC, 9.875%, due 03/15/11	1,390,500
1,425,000		SPX Corp., 6.250%, due 06/15/11	1,396,500
3,025,000		SPX Corp., 7.500%, due 01/01/13	3,089,281
2,375,000		Trinity Industries, Inc., 6.500%, due 03/15/14	2,351,250

			10,484,027

		Oil and Gas: 3.6%
1,300,000		Chesapeake Energy Corp., 7.500%, due 06/15/14	1,426,750
461,000		Chesapeake Energy Corp., 8.125%, due 04/01/11	507,100
1,000,000		Chesapeake Energy Corp., 8.375%, due 11/01/08	1,095,000
400,000		El Paso CGP Co., 6.500%, due 06/01/08	392,000
2,200,000		El Paso CGP Co., 7.500%, due 08/15/06	2,279,749
1,500,000		El Paso CGP Co., 7.625%, due 09/01/08	1,518,750
600,000	L	El Paso CGP Co., 7.750%, due 10/15/35	519,000
400,000	L	El Paso CGP Co., 7.750%, due 06/15/10	402,000
300,000		El Paso CGP Co., 9.625%, due 05/15/12	315,750
2,225,000	L	El Paso Production Holding Co., 7.750%, due 06/01/13	2,241,688
1,950,000		Encore Acquisition Co., 6.250%, due 04/15/14	1,959,750
1,250,000	L	Evergreen Resources, Inc., 5.875%, due 03/15/12	1,293,750
1,495,000		Exco Resources, Inc., 7.250%, due 01/15/11	1,592,175
300,000	@@, #	Gaz Capital for Gazprom, 8.625%, due 04/28/34	320,250
615,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	671,888
1,425,000	#, L	Plains Exploration & Production Co., 7.125%, due 06/15/14	1,535,438
1,150,000	L	Premcor Refining Group, Inc., 6.750%, due 05/01/14	1,196,000
600,000		Valero Energy Corp., 7.800%, due 06/14/10	583,500
2,050,000		Vintage Petroleum, Inc., 7.875%, due 05/15/11	2,203,750
1,350,000		Vintage Petroleum, Inc., 8.250%, due 05/01/12	1,508,625

			23,562,913

		Oil and Gas Services: 1.5%
500,000	L	Hanover Compressor Co., 9.000%, due 06/01/14	551,250
4,300,000	L	Hanover Equipment Trust, 8.500%, due 09/01/08	4,644,000
2,000,000		Newpark Resources, 8.625%, due 12/15/07	2,050,000
2,150,000		SESI LLC, 8.875%, due 05/15/11	2,359,625

			9,604,875

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Packaging and Containers: 2.8%
3,825,000	@@, L	Crown European Holdings SA, 9.500%, due 03/01/11	$4,284,000
825,000	@@, L	Crown European Holdings SA, 10.875%, due 03/01/13	963,188
750,000		Greif, Inc., 8.875%, due 08/01/12	840,000
350,000		Jefferson Smurfit Corp., 8.250%, due 10/01/12	387,625
1,350,000	@@, #, L	Norampac, Inc., 6.750%, due 06/01/13	1,414,125
100,000		Owens-Brockway, 7.750%, due 05/15/11	107,000
1,450,000	L	Owens-Brockway, 8.250%, due 05/15/13	1,551,500
3,300,000	#	Owens-Brockway, 8.750%, due 11/15/12	3,679,500
750,000		Owens-Brockway, 8.875%, due 02/15/09	819,375
1,250,000	@@	Stone Container Corp., 8.375%, due 07/01/12	1,384,375
650,000	@@	Stone Container Corp., 9.750%, due 02/01/11	723,125
2,000,000	@@, #, L	Stone Container Finance, 7.375%, due 07/15/14	2,105,000

			18,258,813

		Pharmaceuticals: 0.1%
400,000		NeighborCare, Inc., 6.875%, due 11/15/13	418,000

			418,000

		Pipelines: 5.4%
700,000	#, L	Dynegy Holdings, Inc., 10.125%, due 07/15/13	808,500
550,000	#	Dynegy Holdings, Inc., 9.875%, due 07/15/10	624,250
900,000		El Paso Corp., 5.750%, due 03/14/06	1,116,403
300,000	L	El Paso Corp., 7.000%, due 05/15/11	291,000
400,000	L	El Paso Corp., 7.375%, due 12/15/12	388,000
1,100,000		El Paso Corp., 7.800%, due 08/01/31	970,750
4,200,000	#, L	El Paso Corp., 7.875%, due 06/15/12	4,189,500
550,000	L	El Paso Energy Partners LP, 8.500%, due 06/01/11	620,813
1,150,000		GulfTerra Energy Partners LP, 8.500%, due 06/01/10	1,344,063
3,200,000		Roseton/Danskammer, 7.270%, due 11/08/10	3,218,000
2,300,000		Roseton/Danskammer, 7.670%, due 11/08/16	2,140,438
4,600,000		Sonat, Inc., 7.625%, due 07/15/11	4,554,000
2,700,000		Transmontaigne, Inc., 9.125%, due 06/01/10	3,044,250
4,150,000		Williams Cos, Inc., 7.625%, due 07/15/19	4,564,999
4,100,000		Williams Cos, Inc., 7.875%, due 09/01/21	4,571,499
800,000	+, L	Williams Cos, Inc., 8.125%, due 03/15/12	926,000
1,800,000		Williams Cos, Inc., 8.750%, due 03/15/32	2,020,500

			35,392,965

		Real Estate: 0.5%
2,100,000		Choctaw Resort Development Enterprise, 9.250%, due 04/01/09	2,252,250
750,000	L	Forest City Enterprises, Inc., 7.625%, due 06/01/15	791,250

			3,043,500

		Real Estate Investment Trusts: 1.2%
543,000	L	Host Marriott Corp., 7.875%, due 08/01/08	561,326
500,000	#, L	Host Marriott LP, 7.000%, due 08/15/12	528,750
550,000		Host Marriott LP, 7.125%, due 11/01/13	580,250
2,150,000		Host Marriott LP, 9.250%, due 10/01/07	2,418,750
550,000		Host Marriott LP, 9.500%, due 01/15/07	611,875
1,100,000	#	La Quinta Properties, Inc., 7.000%, due 08/15/12	1,164,625
1,650,000		Ventas Realty LP, 8.750%, due 05/01/09	1,848,000

			7,713,576

		Retail: 1.9%
450,000		AmeriGas Partners LP, 8.830%, due 04/19/10	511,129
400,000		AmeriGas Partners LP, 8.875%, due 05/20/11	443,000
200,000		AmeriGas Partners LP, 10.000%, due 04/15/06	220,000
1,900,000		Ferrellgas Escrow LLC, 6.750%, due 05/01/14	1,947,500
1,350,000		Ferrellgas Partners LP, 8.750%, due 06/15/12	1,491,750
2,500,000		Ferrellgas Partners LP, 8.780%, due 08/01/07	2,742,894

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Retail: 1.9% (continued)
1,225,000		Suburban Propane Partners LP, 6.875%, due 12/15/13	$1,267,875
3,525,000	L	Toys R US, Inc., 7.625%, due 08/01/11	3,542,624
175,000	L	Toys R US, Inc., 7.875%, due 04/15/13	175,438

			12,342,210

		Semiconductors: 0.2%
650,000	#	Freescale Semiconductor, Inc., 4.380%, due 07/15/09	669,500
425,000	#	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	444,125

			1,113,625

		Telecommunications: 11.6%
2,750,000		ACC Escrow Corp., 10.000%, due 08/01/11	2,241,250
4,450,000	+	American Tower Escrow Corp, 0.000%, due 08/01/08	3,337,500
5,700,000	L	AT&T Corp., 8.050%, due 11/15/11	6,405,374
866,667		Centennial Communications Corp., 3.910%, due 01/20/11	874,521
600,000		Centennial Communications Corp., 3.910%, due 02/09/11	605,438
66,667		Centennial Communications Corp., 4.338%, due 01/20/11	67,271
58,667		Centennial Communications Corp., 4.531%, due 01/20/11	59,198
2,625,000	L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	2,408,438
2,600,000	L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	2,515,500
650,000	L	Crown Castle Intl. Corp., 9.375%, due 08/01/11	750,750
1,750,000	L	Crown Castle Intl. Corp., 10.750%, due 08/01/11	1,955,625
1,350,000	#, L	Dobson Communications Corp, 8.875%, due 10/01/13	877,500
823,500		Inmarsat Ventures PLC, 4.561%, due 10/10/10	828,055
76,500		Inmarsat Ventures PLC, 4.829%, due 10/10/10	76,923
823,500		Inmarsat Ventures PLC, 5.061%, due 10/10/11	830,912
76,500		Inmarsat Ventures PLC, 5.329%, due 10/10/11	77,189
1,700,000		Insight Capital, Inc., 10.500%, due 11/01/10	1,870,000
2,700,000	L	Insight Midwest LP, 9.750%, due 10/01/09	2,835,000
4,075,000		MCI, Inc., 5.908%, due 05/01/07	4,049,531
4,400,000		MCI, Inc., 6.688%, due 05/01/09	4,251,500
325,000		Nextel Communications, Inc., 5.950%, due 03/15/14	320,125
3,540,000	L	Nextel Communications, Inc., 6.875%, due 10/31/13	3,699,300
3,250,000		Nextel Communications, Inc., 7.375%, due 08/01/15	3,510,000
518,000		Nextel Communications, Inc., 9.500%, due 02/01/11	590,520
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,001,000
1,000,000	L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	920,000
4,400,000	L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	3,949,000
300,000		Qwest Capital Funding, Inc., 7.750%, due 02/15/31	231,000
1,800,000	L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	1,669,500
1,600,000		Qwest Communications Intl., 6.500%, due 06/30/07	1,659,333
6,050,000	#, L	Qwest Communications Intl., 7.250%, due 02/15/11	5,762,624
3,200,000	#	Qwest Communications Intl., 7.500%, due 02/15/14	2,952,000
5,100,000	#	Qwest Corp., 9.125%, due 03/15/12	5,635,499
850,000	@@	Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	786,250
1,700,000	#	Rural Cellular Corp., 8.250%, due 03/15/12	1,738,250
600,000	L	Time Warner Telecom, Inc., 9.250%, due 02/15/14	600,000
1,750,000	L	Time Warner Telecom LLC, 9.750%, due 07/15/08	1,741,250
1,050,000	L	Time Warner Telecom, Inc., 10.125%, due 02/01/11	1,013,250
1,325,000	L	Triton PCS, Inc., 8.500%, due 06/01/13	1,209,063

			75,905,439

		Transportation: 0.2%
950,000	#	Horizon Lines LLC, 9.000%, due 11/01/12	1,007,000

			1,007,000

		Total Corporate Bonds/Notes
		(Cost $543,729,819)	557,390,139

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

OTHER BONDS: 6.1%
		Sovereign: 6.1%
1,952,000	@@	Brazilian Government Intl. Bond, 2.063%, due 04/15/06	$1,950,019
12,841,832	@@, L	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	12,781,641
1,900,000	@@, L	Brazilian Government Intl. Bond, 8.250%, due 01/20/34	1,698,600
300,000	@@	Brazilian Government Intl. Bond, 10.250%, due 06/17/13	333,450
1,500,000	@@	Brazilian Government Intl. Bond, 11.000%, due 01/11/12	1,728,750
188,236	@@	Federal Republic of Brazil, 2.125%, due 04/15/12	175,565
1,850,000	@@, L	Panama Government Intl. Bond, 8.875%, due 09/30/27	1,951,750
650,000	@@	Panama Government Intl. Bond, 9.375%, due 07/23/12	739,375
250,000	@@	Panama Government Intl. Bond, 9.375%, due 04/01/29	281,250
1,650,000	@@	Panama Government Intl. Bond, 9.625%, due 02/08/11	1,901,625
500,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	547,500
1,100,000	@@	Peru Government Intl. Bond, 4.500%, due 03/07/17	985,014
352,000	@@	Peru Government Intl. Bond, 5.000%, due 03/07/17	326,726
1,050,000	@@, L	Peru Government Intl. Bond, 9.125%, due 01/15/08	1,190,175
2,850,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	3,206,250
650,000	@@	Peru Government Intl. Bond, 9.875%, due 02/06/15	750,750
400,000	@@	Repulic of Guatemala, 9.250%, due 08/01/13	450,768
1,000,000	@@	Russia Government Intl. Bond, 11.000%, due 07/24/18	1,307,659
6,575,000	@@, L	Russian Federation, 5.000%, due 03/31/30	6,340,930
800,000	@@, #	Ukraine Government Intl. Bond, 6.875%, due 03/04/11	790,000
500,000	@@, L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	501,569
186,672	@@	Ukraine Government Intl. Bond, 11.000%, due 03/15/07	204,171

		Total Other Bonds (Cost $38,123,759)	40,143,537

MUNICIPAL BONDS: 0.2%
		New Jersey: 0.2%
1,350,000		Tobacco Settlement Financing Corp., 6.375%, due 06/01/32	1,255,041

		Total Municipal Bonds
		(Cost $1,247,131)	1,255,041

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.0%
		Telecommunications: 0.0%
1,100	#	Dobson Communications Corp.	$55,000

		Total Preferred Stock
		(Cost $131,519)	55,000

		Total Long-Term Investments
		(Cost $583,232,228)	598,843,717

Principal
Amount

SHORT-TERM INVESTMENTS: 31.1%
		Commercial Paper: 7.1%
$2,100,000		ASB Bank, 1.860%, due 12/29/04		$2,090,277
1,100,000		Bank of Ireland, 1.830%, due 12/08/04		1,096,150
2,400,000		Bank of Ireland, 1.860%, due 12/17/04		2,390,376
3,400,000		CDC Comm Paper Corp., 1.780%, due 11/23/04		3,390,941
600,000		Danske Corp, 1.750%, due 11/22/04		598,457
2,800,000		DnB Nor Bank ASA, 1.890%, due 12/28/04		2,787,008
4,700,000		General Electric Capital Corp., 1.780%, due 12/15/04		4,682,375
1,000,000		HBOS Treasury Service, 1.770%, due 11/29/04		997,059
4,700,000		HBOS Treasury Service, 1.780%, due 12/02/04		4,685,383
4,200,000		HBOS Treasury Service, 1.810%, due 12/10/04		4,185,090
8,200,000		UBS Finance, 1.480%, due 11/29/04		8,179,836
1,700,000		UBS Finance, 1.480%, due 11/30/04		1,695,750
1,400,000		UBS Finance, 1.790%, due 12/03/04		1,395,562
8,400,000		UBS Finance, 1.950%, due 01/25/05		8,347,163

		Total Commercial Paper
		(Cost $46,521,228)		46,521,427

		Securities Lending Collateralcc: 24.0%
156,891,295		The Bank of New York Institutional
		Cash Reserves Fund		156,891,295

		Total Securities Lending Collateral
		(Cost $156,891,295)		156,891,295

		Total Short-Term Investments
		(Cost $203,412,523)		203,412,722

		Total Investments in Securities
		(Cost $786,644,751) *	122.7%	$802,256,439
		Other Assets and Liabilities-Net	(22.7)	(148,352,886)

		Net Assets	100.0%	$653,903,553

	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds Interest rates shown reflect current and future coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Security purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,246,559
		Gross Unrealized Depreciation		(2,634,871)

		Net Unrealized Appreciation		$15,611,688

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2004 (Unaudited)

At September 30, 2004 the following forward foreign currency contracts were outstanding for the PIMCO High Yield Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Values	(Depreciation)

Euro			USD
EUR 54,000	Buy	10/25/2004	65,820	$67,056	$1,236
Euro
EUR 7,144,000	Sell	10/25/2004	8,675,659	8,871,186	(195,527)

					$(194,291)

Information concerning the Credit Default Agreements outstanding for PIMCO High Yield Portfolio at September 30, 2004, is shown below:

	Termination		Notional	Unrealized
Type	Date		Principal	Appreciation

Credit Default Agreement
MCI, Inc.
Received $1,500,000 in the event of default and pay 1.150% per annum
Counterparty: Credit Suisse First Boston International	12/20/2005	X	$1,500,000	$—

Information concerning the Interest Rate Swap Agreements outstanding for the PIMCO High Yield Portfolio at September 30, 2004, is shown below:

			Unrealized
		Notional	Appreciation
Type		Principal	(Depreciation)

Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month
USD-LIBOR
Counterparty: Barclays Bank PLC
Expires: 12/15/06	X	$45,500,000	$442,962
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 3-month
USD-LIBOR
Counterparty: Lehman Brothers Special Financing Inc.	X
Expires: 12/15/24		7,000,000	(385,757)

			$57,205

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 86.0%
		Aerospace/Defense: 2.3%
65,600		Boeing Co.	$3,386,272
200,400		Raytheon Co.	7,611,192

			10,997,464

		Airlines: 1.0%
80,700	@, L	AMR Corp.	591,531
90,100	@, L	Continental Airlines, Inc. — Class B	767,652
77,700	@, L	Frontier Airlines, Inc.	596,736
88,400	@, L	Northwest Airlines Corp.	725,764
170,500		Southwest Airlines Co.	2,322,210

			5,003,893

		Apparel: 0.2%
100,300	@, @@, L	Tommy Hilfiger Corp.	989,961

			989,961

		Auto Parts and Equipment: 0.4%
41,800		BorgWarner, Inc.	1,809,522

			1,809,522

		Banks: 2.4%
101,300		Bank of New York Co., Inc.	2,954,921
624	@@	Mitsubishi Tokyo Financial Group, Inc.	5,189,977
82,600		The State Street Corp.	3,527,846

			11,672,744

		Biotechnology: 1.6%
39,300	@	Amgen, Inc.	2,227,524
354,200	@, L	Aphton Corp.	1,275,120
186,600	@, L	Enzo Biochem, Inc.	2,799,000
222,600	@	Genelabs Technologies	580,986
323,100	@, L	XOMA Ltd.	749,592

			7,632,222

		Chemicals: 2.8%
83,700		Cabot Corp.	3,228,309
95,000		Crompton Corp.	901,550
131,300		Dow Chemical Co.	5,932,134
113,400		Engelhard Corp.	3,214,890

			13,276,883

		Commercial Services: 0.9%
160,900		McKesson Corp.	4,127,085

			4,127,085

		Computers: 2.2%
144,500	@	Electronics for Imaging	2,346,680
50,100	@	Socket Communications, Inc.	119,238
179,600	@	Sungard Data Systems, Inc.	4,269,092
375,500	@	Unisys Corp.	3,875,160

			10,610,170

		Diversified Financial Services: 5.0%
130,900		American Express Co.	6,736,114
190,044		JPMorgan Chase & Co.	7,550,448
95,100		MBNA Corp.	2,396,520
94,500		Merrill Lynch & Co., Inc.	4,698,540
49,300		Morgan Stanley	2,430,490

			23,812,112

		Electric: 0.1%
206,000	@, L	Calpine Corp.	597,400

			597,400

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 2.4%
228,300	@	Agilent Technologies, Inc.	$4,924,431
1,372,300	@, L	Solectron Corp.	6,792,885

			11,717,316

		Engineering and Construction: 0.3%
46,100	@@	Chicago Bridge & Iron Co. NV	1,382,539

			1,382,539

		Environmental Control: 1.0%
179,000		Waste Management, Inc.	4,893,860

			4,893,860

		Food: 0.8%
210,400	@, L	Safeway, Inc.	4,062,824

			4,062,824

		Forest Products and Paper: 2.6%
174,900		Georgia-Pacific Corp.	6,287,655
95,000		Weyerhaeuser Co.	6,315,600

			12,603,255

		Healthcare-Products: 1.7%
141,900		Johnson & Johnson	7,993,227

			7,993,227

		Holding Companies-Diversified: 0.1%
67,000	@@	Hutchison Whampoa Ltd.	524,091

			524,091

		Home Builders: 0.3%
92,600	@, L	Fleetwood Enterprises, Inc.	1,405,668

			1,405,668

		Home Furnishings: 0.2%
28,100	@@	Sony Corp.	963,380

			963,380

		Insurance: 8.0%
74,100	L	AMBAC Financial Group, Inc.	5,924,295
89,200		American International Group, Inc.	6,064,708
78,200		Chubb Corp.	5,495,896
220,600	@, L	CNA Surety Corp.	2,338,360
39,900		Hartford Financial Services Group, Inc.	2,471,007
71,800		Marsh & McLennan Cos, Inc.	3,285,568
80,000	L	MGIC Investment Corp.	5,324,000
25,700		PMI Group, Inc.	1,042,906
131,500		Radian Group, Inc.	6,079,246

			38,025,986

		Internet: 0.7%
28,700	@, L	IAC/InterActiveCorp	631,974
583,000	@	RealNetworks, Inc.	2,716,780

			3,348,754

		Iron/Steel: 1.7%
236,800	L	Allegheny Technologies, Inc.	4,321,600
107,000	L	United States Steel Corp.	4,025,340

			8,346,940

		Leisure Time: 0.8%
149,000	L	Sabre Holdings Corp. — Class A	3,654,970

			3,654,970

		Machinery-Construction and Mining: 1.0%
57,100		Caterpillar, Inc.	4,593,695

			4,593,695

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 0.4%
32,800		Deere & Co.	$2,117,240

			2,117,240

		Media: 6.9%
249,500	@	Comcast Corp.	6,966,040
697,700	@	Liberty Media Corp.	6,083,944
123,100	@@, L	News Corp Ltd. ADR	4,046,297
403,800	@, L	Time Warner, Inc.	6,517,332
120,100		Viacom, Inc.	4,030,556
231,200		Walt Disney Co.	5,213,560

			32,857,729

		Mining: 3.5%
190,900		Alcoa, Inc.	6,412,331
51,600	@	Brush Engineered Materials, Inc.	1,068,636
148,500	L	Newmont Mining Corp.	6,761,205
120,200	@, L	RTI Intl. Metals, Inc.	2,328,274
50,100		WGI Heavy Minerals, Inc.	256,011

			16,826,457

		Miscellaneous Manufacturing: 0.7%
100,000		Honeywell International, Inc.	3,586,000

			3,586,000

		Office/Business Equipment: 0.8%
300,000	L	IKON Office Solutions, Inc.	3,606,000

			3,606,000

		Oil and Gas: 4.5%
83,900		Anadarko Petroleum Corp.	5,567,604
136,200		ChevronTexaco Corp.	7,305,768
89,100		GlobalSantaFe Corp.	2,730,915
65,900		Murphy Oil Corp.	5,718,143

			21,322,430

		Oil and Gas Services: 1.9%
171,500		Halliburton Co.	5,777,835
47,200		Schlumberger Ltd.	3,177,032

			8,954,867

		Pharmaceuticals: 8.0%
170,700		Abbott Laboratories	7,230,852
129,300	@@	GlaxoSmithKline PLC ADR	5,654,289
159,300		Merck & Co, Inc.	5,256,900
157,200	@@, L	Novartis AG ADR	7,336,524
238,400		Pfizer, Inc.	7,295,040
138,800		Wyeth	5,191,120

			37,964,725

		Pipelines: 1.6%
645,000		Williams Cos, Inc.	7,804,500

			7,804,500

		Retail: 2.7%
183,400		Costco Wholesale Corp.	7,622,104
140,600		Home Depot, Inc.	5,511,520

			13,133,624

		Semiconductors: 2.8%
219,000		Intel Corp.	4,393,140
662,957	@@, L	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,733,513
208,000		Texas Instruments, Inc.	4,426,240

			13,552,893

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.8%
30,900	@	Actuate Corp.	$109,077
504,000	@	Micromuse, Inc.	1,854,720
245,900		Microsoft Corp.	6,799,135

			8,762,932

		Telecommunications: 8.0%
530,900	@	3Com Corp.	2,240,398
2,090,000	@, L	Lucent Technologies, Inc.	6,625,300
447,500		Motorola, Inc.	8,072,900
170,700	@@, L	Nippon Telegraph & Telephone Corp. ADR	3,410,586
402,700	@@	Nokia Oyj ADR	5,525,044
218,800		SBC Communications, Inc.	5,677,860
263,200	@@, L	Vodafone Group PLC ADR	6,345,752

			37,897,840

		Toys/Games/Hobbies: 1.9%
269,900		Hasbro, Inc.	5,074,120
232,600	L	Mattel, Inc.	4,217,038

			9,291,158

		Total Common Stock
		(Cost $381,095,804)	411,724,356

PREFERRED STOCK: 1.3%
		Media: 1.3%
198,900	@@	News Corp Ltd. ADR	6,231,537

		Total Preferred Stock
		(Cost $5,673,690)	6,231,537

RIGHTS: 0.0%
		Holding Companies-Diversified: 0.0%
893	@@	Hutchison Whampoa Ltd.	—

		Total Rights
		(Cost $0)	—

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.7%
		Federal Home Loan Bank: 12.7%
$60,629,000		1.50%, due 10/01/04		$60,626,474

		Total U.S. Government Agency Obligations
		(Cost $60,629,000)		60,626,474

		Total Long-Term Investments
		(Cost $447,398,494)		478,582,367

SHORT-TERM INVESTMENTS: 6.8%
		Securities Lending Collateralcc: 6.8%
2,075,000		Goldman Sachs Promissory Note,
		2.075%, due 10/01/04		2,075,000
30,309,955		The Bank of New York Institutional
		Cash Reserves Fund		30,309,955

		Total Short-Term Investments
		(Cost $32,384,955)		32,384,955

		Total Investments In Securities
		(Cost $479,783,449) *	106.8%	$510,967,322
		Other Assets and Liabilities-Net	(6.8)	(32,422,537)

		Net Assets	100.0%	$478,544,785

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal, income tax purposes is $479,889,886. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$52,901,566
		Gross Unrealized Depreciation		(21,824,130)

		Net Unrealized Appreciation		$31,077,436

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Investors Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 88.5%
		Aerospace/Defense: 3.9%
48,500		Boeing Co.	$2,503,570
45,500		Lockheed Martin Corp.	2,537,990
21,200		United Technologies Corp.	1,979,656

			7,021,216

		Agriculture: 2.2%
83,500		Altria Group, Inc.	3,927,840

			3,927,840

		Banks: 7.0%
108,600		Bank of America Corp.	4,705,638
55,300		Bank of New York Co., Inc.	1,613,101
75,000		The U.S. Bancorp	2,167,500
48,100		Wachovia Corp.	2,258,295
28,100		Wells Fargo & Co.	1,675,603

			12,420,137

		Chemicals: 0.6%
24,400		Dow Chemical Co.	1,102,392

			1,102,392

		Computers: 3.1%
138,200		Hewlett-Packard Co.	2,591,250
15,500		International Business Machines Corp.	1,328,970
402,500	@	Sun Microsystems, Inc.	1,626,100

			5,546,320

		Cosmetics/Personal Care: 1.6%
43,500		Kimberly-Clark Corp.	2,809,665

			2,809,665

		Diversified Financial Services: 8.3%
42,100		American Express Co.	2,166,466
26,000		Capital One Financial Corp.	1,921,400
19,500		Goldman Sachs Group, Inc.	1,818,180
45,300		J.P. Morgan Chase & Co.	1,799,769
78,500		MBNA Corp.	1,978,200
42,800		Merrill Lynch & Co., Inc.	2,128,016
33,300		Morgan Stanley	1,641,690
63,100		Waddell & Reed Financial, Inc.	1,388,200

			14,841,921

		Electric: 3.8%
40,500	L	Ameren Corp.	1,869,075
36,500		FirstEnergy Corp.	1,499,420
97,300		NiSource, Inc.	2,044,273
47,400	@, L	PG&E Corp.	1,440,960

			6,853,728

		Electronics: 1.3%
73,900	@, @@	Celestica Inc.	938,530
272,300	@	Solectron Corp.	1,347,885

			2,286,415

		Environmental Control: 0.7%
47,500		Waste Management, Inc.	1,298,650

			1,298,650

		Food: 2.6%
185,900	@	Kroger Co.	2,885,168
93,700	@, L	Safeway, Inc.	1,809,347

			4,694,515

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Investors Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 1.2%
53,600		International Paper Co.	$2,165,976

			2,165,976

		Healthcare-Products: 0.9%
29,500		Johnson & Johnson	1,661,735

			1,661,735

		Healthcare-Services: 0.7%
32,300		HCA, Inc.	1,232,245

			1,232,245

		Household Products/Wares: 1.0%
28,200		Avery Dennison Corp.	1,854,996

			1,854,996

		Housewares: 0.8%
70,600	L	Newell Rubbermaid, Inc.	1,414,824

			1,414,824

		Insurance: 3.3%
45,900		American Intl. Group, Inc.	3,120,741
29,000		Loews Corp.	1,696,500
33,300		St. Paul Travelers Cos., Inc.	1,100,898

			5,918,139

		Media: 5.0%
40,200	@	Comcast Corp.	1,135,248
43,700	@	Comcast Corp. – Special Class A	1,220,104
213,600	@	Liberty Media Corp.	1,862,592
10,200	@	Liberty Media Intl., Inc.	340,292
131,600	@	Time Warner, Inc.	2,124,024
68,100		Viacom, Inc.	2,285,436

			8,967,696

		Mining: 1.2%
61,300		Alcoa, Inc.	2,059,067

			2,059,067

		Miscellaneous Manufacturing: 1.6%
77,400		Honeywell Intl., Inc.	2,775,564

			2,775,564

		Oil and Gas: 10.2%
55,700	@@	BP PLC ADR	3,204,421
68,600		ChevronTexaco Corp.	3,679,704
74,000	L	Ensco Intl., Inc.	2,417,580
42,900		GlobalSantaFe Corp.	1,314,885
11,600	L	Marathon Oil Corp.	478,848
18,900	@, @@	Nabors Industries Ltd.	894,915
49,800	@@	Royal Dutch Petroleum Co.	2,569,680
35,400	@@, L	Total SA ADR	3,616,818

			18,176,851

		Pharmaceuticals: 7.1%
50,900	@@	GlaxoSmithKline PLC ADR	2,225,857
47,600		Merck & Co., Inc.	1,570,800
147,100		Pfizer, Inc.	4,501,260
96,700	L	Schering-Plough Corp.	1,843,102
67,000		Wyeth	2,505,800

			12,646,819

		Pipelines: 1.1%
208,600		El Paso Corp.	1,917,034

			1,917,034

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Investors Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 2.1%
69,800		Equity Office Properties Trust	$1,902,050
58,500		Equity Residential	1,813,500

			3,715,550

		Retail: 2.8%
100,100		McDonald’s Corp.	2,805,803
28,900		Target Corp.	1,307,725
16,800		Wal-Mart Stores, Inc.	893,760

			5,007,288

		Savings and Loans: 0.8%
37,400		Washington Mutual, Inc.	1,461,592

			1,461,592

		Software: 2.0%
111,000		Microsoft Corp.	3,069,150
79,100	@	Novell, Inc.	499,121

			3,568,271

		Telecommunications: 10.5%
91,300	@	3Com Corp.	385,286
75,600		AT&T Corp.	1,082,592
93,700	@	AT&T Wireless Services, Inc.	1,384,886
58,700	@	Comverse Technology, Inc.	1,105,321
240,900	@, L	Lucent Technologies, Inc.	763,653
86,700		MCI, Inc.	1,452,225
54,700	@	Nextel Communications, Inc.	1,304,048
223,600	@@	Nokia Oyj ADR	3,067,792
777,200	@, @@	Nortel Networks Corp.	2,642,480
98,800		SBC Communications, Inc.	2,563,860
77,200		Verizon Communications, Inc.	3,040,136

			18,792,279

		Toys/Games/Hobbies: 1.1%
110,800		Mattel, Inc.	2,008,804

			2,008,804

		Total Common Stock
		(Cost $147,714,302)	158,147,529

PREFERRED STOCK: 1.3%
		Media: 1.3%
72,700	@@	News Corp. Ltd. ADR	2,277,691

		Total Preferred Stock
		(Cost $1,920,281)	2,277,691

		Total Long-Term Investments
		(Cost $149,634,583)	160,425,220

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Investors Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.5%
		Repurchase Agreement: 9.6%
$17,139,000		Merrill Lynch Repurchase Agreement dated 09/30/04, 1.680%, due 10/01/04 $17,139,800 to be received upon repurchase (Collateralized by $17,139,000 U.S. Treasury, 6.250%, Market Value plus accrued interest $17,139,800, due 5/15/30)		$17,139,000

		Total Repurchase Agreement
		(Cost $17,139,000)		17,139,000

		Securities Lending Collateralcc: 1.9%
3,472,339		The Bank of New York Institutional
		Cash Reserves Fund		3,472,339

		Total Securities Lending Collateral		3,472,339

		(Cost $3,472,339)
		Total Short-Term Investments
		(Cost $20,611,339)		20,611,339

		Total Investments in Securities
		(Cost $170,245,922) *	101.3%	$181,036,559
		Other Assets and Liabilities—Net	(1.3)	(2,236,766)

		Net Assets	100.0%	$178,799,793

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Security purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $170,680,823. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,954,076
		Gross Unrealized Depreciation		(7,598,340)

		Net Unrealized Appreciation		$10,355,736

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.3%
		Advertising: 0.2%
13,800	@	Interpublic Group of Cos., Inc.	$146,142
6,151		Omnicom Group, Inc.	449,392

			595,534

		Aerospace/Defense: 1.7%
27,387		Boeing Co.	1,413,717
6,443		General Dynamics Corp.	657,830
3,844		Goodrich Corp.	120,548
14,482		Lockheed Martin Corp.	807,806
11,675		Northrop Grumman Corp.	622,628
14,712		Raytheon Co.	558,762
5,798		Rockwell Collins, Inc.	215,338
16,673		United Technologies Corp.	1,556,924

			5,953,553

		Agriculture: 1.2%
66,857		Altria Group, Inc.	3,144,954
8,632		Monsanto Co.	314,377
4,881		Reynolds American, Inc.	332,103
5,391		UST, Inc.	217,042

			4,008,476

		Airlines: 0.1%
4,163		Delta Air Lines, Inc.	13,696
25,667		Southwest Airlines Co.	349,585

			363,281

		Apparel: 0.4%
6,130	@	Coach, Inc.	260,035
4,136		Jones Apparel Group, Inc.	148,069
3,613		Liz Claiborne, Inc.	136,282
8,575		Nike, Inc.	675,710
1,961		Reebok Intl. Ltd.	72,008
3,576		VF Corp.	176,833

			1,468,937

		Auto Manufacturers: 0.6%
59,498		Ford Motor Co.	835,947
18,361		General Motors Corp.	779,975
2,250	@	Navistar Intl. Corp.	83,678
5,632		PACCAR, Inc.	389,284

			2,088,884

		Auto Parts and Equipment: 0.2%
2,549		Cooper Tire & Rubber Co.	51,413
4,824		Dana Corp.	85,337
18,466		Delphi Corp.	171,549
5,862	@	Goodyear Tire & Rubber Co.	62,958
6,232		Johnson Controls, Inc.	354,040
4,327		Visteon Corp.	34,573

			759,870

		Banks: 6.3%
11,460		AmSouth Bancorp	279,624
132,504		Bank of America Corp.	5,741,399
18,078		BB&T Corp.	717,516
5,559		Comerica, Inc.	329,927
18,554		Fifth Third Bancorp	913,228
4,064		First Horizon National Corp.	176,215
7,587		Huntington Bancshares, Inc.	188,992

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 6.3% (continued)
13,317		KeyCorp	$420,817
3,876		M & T Bank Corp.	370,933
7,241		Marshall & Ilsley Corp.	291,812
13,800		Mellon Financial Corp.	382,122
21,597		National City Corp.	834,076
5,627		North Fork Bancorporation, Inc.	250,120
7,178		Northern Trust Corp.	292,862
9,143		PNC Financial Services Group, Inc.	494,636
14,979		Regions Financial Corp.	495,206
10,739		SouthTrust Corp.	447,387
10,899		State Street Corp.	465,496
9,160		SunTrust Banks, Inc.	644,956
9,926		Synovus Financial Corp.	259,565
25,279		The Bank of New York Co., Inc.	737,388
61,238		U.S. Bancorp	1,769,778
42,704		Wachovia Corp.	2,004,953
55,026		Wells Fargo & Co.	3,281,201
2,978		Zions Bancorporation	181,777

			21,971,986

		Beverages: 2.3%
1,193		Adolph Coors Co.	81,029
26,110		Anheuser-Busch Cos., Inc.	1,304,195
3,975		Brown-Forman Corp.	182,055
79,152		Coca-Cola Co.	3,170,037
15,252		Coca-Cola Enterprises, Inc.	288,263
8,457		Pepsi Bottling Group, Inc.	229,608
55,194		PepsiCo, Inc.	2,685,187

			7,940,374

		Biotechnology: 1.1%
41,239	@	Amgen, Inc.	2,337,426
11,020	@	Biogen IDEC, Inc.	674,093
6,195	@	Chiron Corp.	273,819
7,436	@	Genzyme Corp.	404,593
8,151	@	MedImmune, Inc.	193,179
1,649	@	Millipore Corp.	78,905

			3,962,015

		Building Materials: 0.3%
6,997	@	American Standard Cos., Inc.	272,253
14,224		Masco Corp.	491,154
3,310		Vulcan Materials Co.	168,645

			932,052

		Chemicals: 1.6%
7,365		Air Products & Chemicals, Inc.	400,509
2,319		Ashland, Inc.	130,050
30,583		Dow Chemical Co.	1,381,739
32,488		E.I. du Pont de Nemours & Co.	1,390,485
2,513		Eastman Chemical Co.	119,493
8,435		Ecolab, Inc.	265,196
4,073		Engelhard Corp.	115,470
1,696		Great Lakes Chemical Corp.	43,418
3,676	@	Hercules, Inc.	52,383
3,043		International Flavors & Fragrances, Inc.	116,243
5,599		PPG Industries, Inc.	343,107
10,573		Praxair, Inc.	451,890
7,305		Rohm & Haas Co.	313,896

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.6% (continued)
4,726		Sherwin-Williams Co.	$207,755
2,277		Sigma-Aldrich Corp.	132,066

			5,463,700

		Commercial Services: 0.9%
6,321	@	Apollo Group, Inc.	463,772
34,407		Cendant Corp.	743,192
4,677	@	Convergys Corp.	62,812
1,668		Deluxe Corp.	68,421
4,461		Equifax, Inc.	117,592
5,369		H&R Block, Inc.	265,336
9,516		McKesson Corp.	244,085
4,847		Moody’s Corp.	355,043
12,285		Paychex, Inc.	370,393
5,699		Robert Half Intl., Inc.	146,863
7,167		RR Donnelley & Sons Co.	224,470

			3,061,979

		Computers: 3.8%
4,177	@	Affiliated Computer Services, Inc.	232,534
12,657	@	Apple Computer, Inc.	490,459
6,149	@	Computer Sciences Corp.	289,618
81,331	@	Dell, Inc.	2,895,383
16,690		Electronic Data Systems Corp.	323,619
78,352	@	EMC Corp.	904,182
12,449	@	Gateway, Inc.	61,623
98,394		Hewlett-Packard Co.	1,844,888
54,590		International Business Machines Corp.	4,680,546
4,216	@	Lexmark Intl., Inc.	354,186
3,053	@	NCR Corp.	151,398
11,446	@	Network Appliance, Inc.	263,258
108,069	@	Sun Microsystems, Inc.	436,599
9,422	@	Sungard Data Systems, Inc.	223,961
10,959	@	Unisys Corp.	113,097

			13,265,351

		Cosmetics/Personal Care: 2.4%
2,961		Alberto-Culver Co.	128,744
15,323		Avon Products, Inc.	669,309
17,295		Colgate-Palmolive Co.	781,388
32,604		Gillette Co.	1,360,891
16,087		Kimberly-Clark Corp.	1,039,059
82,795		Procter & Gamble Co.	4,480,866

			8,460,257

		Distribution/Wholesale: 0.1%
5,697		Genuine Parts Co.	218,651
3,025		W.W. Grainger, Inc.	174,391

			393,042

		Diversified Financial Services: 8.1%
41,294		American Express Co.	2,124,989
3,407		Bear Stearns Cos., Inc.	327,651
7,885		Capital One Financial Corp.	582,702
44,368		Charles Schwab Corp.	407,742
168,736		Citigroup, Inc.	7,444,632
18,356		Countrywide Financial Corp.	723,043
11,867	@	E*TRADE Financial Corp.	135,521
31,472		Fannie Mae	1,995,325
3,614		Federated Investors, Inc.	102,782

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 8.1% (continued)
8,194		Franklin Resources, Inc.	$456,897
22,371		Freddie Mac	1,459,484
15,843		Goldman Sachs Group, Inc.	1,477,201
115,926		J.P. Morgan Chase & Co.	4,605,740
8,002		Janus Capital Group, Inc.	108,907
8,821		Lehman Brothers Holdings, Inc.	703,210
41,528		MBNA Corp.	1,046,506
30,599		Merrill Lynch & Co., Inc.	1,521,382
35,791		Morgan Stanley	1,764,496
9,484	@	Providian Financial Corp.	147,381
14,253		SLM Corp.	635,684
4,155		T. Rowe Price Group, Inc.	211,656

			27,982,931

		Electric: 2.6%
20,993	@	AES Corp.	209,720
4,116	@	Allegheny Energy, Inc.	65,691
6,269		Ameren Corp.	289,314
12,853		American Electric Power Co., Inc.	410,782
14,302	@	Calpine Corp.	41,476
9,961		CenterPoint Energy, Inc.	103,196
5,883		Cinergy Corp.	232,967
5,467	@	CMS Energy Corp.	52,046
7,820		Consolidated Edison, Inc.	328,753
5,692		Constellation Energy Group, Inc.	226,769
10,775		Dominion Resources, Inc.	703,069
5,659		DTE Energy Co.	238,753
30,548		Duke Energy Corp.	699,244
10,702		Edison Intl.	283,710
7,466		Entergy Corp.	452,514
21,473		Exelon Corp.	787,843
10,741		FirstEnergy Corp.	441,240
6,053		FPL Group, Inc.	413,541
8,656		NiSource, Inc.	181,863
13,058	@	PG&E Corp.	396,963
2,991		Pinnacle West Capital Corp.	124,127
6,154		PPL Corp.	290,346
8,076		Progress Energy, Inc.	341,938
7,685		Public Service Enterprise Group, Inc.	327,381
23,951		Southern Co.	718,051
6,471		TECO Energy, Inc.	87,553
9,684		TXU Corp.	464,057
13,127		Xcel Energy, Inc.	227,360

			9,140,267

		Electrical Components and Equipment: 0.3%
6,581		American Power Conversion	114,444
13,704		Emerson Electric Co.	848,141
6,220		Molex, Inc.	185,480
2,798	@	Power-One, Inc.	18,131

			1,166,196

		Electronics: 0.6%
15,647	@	Agilent Technologies, Inc.	337,507
6,643		Applera Corp.-Applied Biosystems Group	125,353
3,715	@	Fisher Scientific Intl., Inc.	216,696
6,600	@	Jabil Circuit, Inc.	151,800
3,910		Parker Hannifin Corp.	230,143

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 0.6% (continued)
4,269		PerkinElmer, Inc.	$73,512
17,109	@	Sanmina-SCI Corp.	120,618
31,637	@	Solectron Corp.	156,603
7,609		Symbol Technologies, Inc.	96,178
2,829		Tektronix, Inc.	94,064
5,298	@	Thermo Electron Corp.	143,152
3,911	@	Waters Corp.	172,475

			1,918,101

		Engineering and Construction: 0.0%
2,704		Fluor Corp.	120,382

			120,382

		Entertainment: 0.1%
11,345		International Game Technology	407,853

			407,853

		Environmental Control: 0.2%
10,412	@	Allied Waste Industries, Inc.	92,146
18,856		Waste Management, Inc.	515,523

			607,669

		Food: 1.7%
11,945		Albertson’s, Inc.	285,844
21,095		Archer-Daniels-Midland Co.	358,193
13,330		Campbell Soup Co.	350,446
17,176		ConAgra Foods, Inc.	441,595
12,292		General Mills, Inc.	551,911
8,019		Hershey Foods Corp.	374,567
11,456		HJ Heinz Co.	412,645
13,470		Kellogg Co.	574,630
24,132	@	Kroger Co.	374,529
4,528		McCormick & Co., Inc.	155,492
14,491	@	Safeway, Inc.	279,821
25,674		Sara Lee Corp.	586,908
4,435		SUPERVALU, Inc.	122,184
20,789		Sysco Corp.	622,006
4,752		Winn-Dixie Stores, Inc.	14,684
7,273		WM Wrigley Jr. Co.	460,454

			5,965,909

		Forest Products and Paper: 0.6%
2,864		Boise Cascade Corp.	95,314
8,414		Georgia-Pacific Corp.	302,483
15,787		International Paper Co.	637,953
3,538		Louisiana-Pacific Corp.	91,811
6,628		MeadWestvaco Corp.	211,433
1,803		Temple-Inland, Inc.	121,071
7,835		Weyerhaeuser Co.	520,871

			1,980,936

		Gas: 0.2%
5,205		KeySpan Corp.	204,036
1,473		Nicor, Inc.	54,059
1,255		Peoples Energy Corp.	52,308
7,447		Sempra Energy	269,507

			579,910

		Hand/Machine Tools: 0.1%
2,622		Black & Decker Corp.	203,048
1,999		Snap-On, Inc.	55,092
2,657		Stanley Works	113,002

			371,142

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 3.6%
1,720		Bausch & Lomb, Inc.	$114,294
19,921		Baxter Intl., Inc.	640,659
8,207		Becton Dickinson & Co.	424,302
8,248		Biomet, Inc.	386,666
27,446	@	Boston Scientific Corp.	1,090,430
3,386		CR Bard, Inc.	191,749
10,182		Guidant Corp.	672,419
96,715		Johnson & Johnson	5,447,956
39,378		Medtronic, Inc.	2,043,718
5,703	@	St. Jude Medical, Inc.	429,265
13,008		Stryker Corp.	625,425
7,938	@	Zimmer Holdings, Inc.	627,420

			12,694,303

		Healthcare-Services: 1.3%
4,941		Aetna, Inc.	493,754
4,516	@	Anthem, Inc.	394,021
15,756		HCA, Inc.	601,091
7,957		Health Management Associates, Inc.	162,562
5,398	@	Humana, Inc.	107,852
2,972		Manor Care, Inc.	89,041
3,358		Quest Diagnostics, Inc.	296,243
15,303	@	Tenet Healthcare Corp.	165,119
21,712		UnitedHealth Group, Inc.	1,601,043
5,101	@	WellPoint Health Networks, Inc.	536,064

			4,446,790

		Home Builders: 0.2%
4,042		Centex Corp.	203,959
1,506		KB Home	127,242
4,157		Pulte Homes, Inc.	255,115

			586,316

		Home Furnishings: 0.1%
6,301		Leggett & Platt, Inc.	177,058
2,564		Maytag Corp.	47,101
2,172		Whirlpool Corp.	130,515

			354,674

		Household Products/Wares: 0.3%
3,598		Avery Dennison Corp.	236,676
6,892		Clorox Co.	367,344
4,728		Fortune Brands, Inc.	350,298

			954,318

		Housewares: 0.1%
9,048		Newell Rubbermaid, Inc.	181,322

			181,322

		Insurance: 4.7%
9,181	@@	ACE Ltd.	367,791
16,541		Aflac, Inc.	648,573
22,558		Allstate Corp.	1,082,558
3,526		AMBAC Financial Group, Inc.	281,904
84,876		American Intl. Group, Inc.	5,770,718
10,332		AON Corp.	296,942
6,221		Chubb Corp.	437,212
4,461		Cigna Corp.	310,619
5,485		Cincinnati Financial Corp.	226,092
9,489		Hartford Financial Services Group, Inc.	587,654
4,458		Jefferson-Pilot Corp.	221,384

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Insurance: 4.7% (continued)
5,830		Lincoln National Corp.	$274,010
6,077		Loews Corp.	355,505
16,998		Marsh & McLennan Cos., Inc.	777,828
4,664		MBIA, Inc.	271,491
24,541		MetLife, Inc.	948,510
3,197		MGIC Investment Corp.	212,760
10,226		Principal Financial Group, Inc.	367,829
7,074		Progressive Corp.	599,522
16,898		Prudential Financial, Inc.	794,882
4,104		Safeco Corp.	187,348
21,683		St. Paul Travelers Cos., Inc.	716,840
3,629		Torchmark Corp.	192,990
9,787		UnumProvident Corp.	153,558
4,499	@@	XL Capital Ltd.	332,881

			16,417,401

		Internet: 1.2%
21,541	@	eBay, Inc.	1,980,480
3,825	@	Monster Worldwide, Inc.	94,248
10,271	@	Symantec Corp.	563,672
44,338	@	Yahoo!, Inc.	1,503,502

			4,141,902

		Iron/Steel: 0.1%
3,035		Allegheny Technologies, Inc.	55,389
2,563		Nucor Corp.	234,181
3,696		United States Steel Corp.	139,044

			428,614

		Leisure Time: 0.5%
3,055		Brunswick Corp.	139,797
20,550		Carnival Corp.	971,809
9,605		Harley-Davidson, Inc.	570,921
4,581		Sabre Holdings Corp.-Class A	112,372

			1,794,899

		Lodging: 0.3%
3,677		Harrah’s Entertainment, Inc.	194,807
12,477		Hilton Hotels Corp.	235,067
7,481		Marriott Intl., Inc.	388,713
6,714		Starwood Hotels & Resorts Worldwide, Inc.	311,664

			1,130,251

		Machinery-Construction and Mining: 0.3%
11,110		Caterpillar, Inc.	893,800

			893,800

		Machinery-Diversified: 0.2%
1,441		Cummins, Inc.	106,475
8,104		Deere & Co.	523,114
6,092		Rockwell Automation, Inc.	235,760

			865,349

		Media: 3.2%
19,222		Clear Channel Communications, Inc.	599,150
72,857	@	Comcast Corp.	2,057,481
2,662		Dow Jones & Co., Inc.	108,104
8,668		Gannett Co., Inc.	726,032
2,557		Knight-Ridder, Inc.	167,356
6,201		McGraw-Hill Cos., Inc.	494,158
1,628		Meredith Corp.	83,647
4,814		New York Times Co.	188,227

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Media: 3.2% (continued)
148,958	@	Time Warner, Inc.	$2,404,181
10,368		Tribune Co.	426,643
10,619	@	Univision Communications, Inc.	335,667
56,536		Viacom, Inc.	1,897,348
66,954		Walt Disney Co.	1,509,813

			10,997,807

		Metal Fabricate/Hardware: 0.0%
2,899		Worthington Industries	61,894

			61,894

		Mining: 0.6%
28,243		Alcoa, Inc.	948,682
5,783		Freeport-McMoRan Copper & Gold, Inc.	234,212
14,373		Newmont Mining Corp.	654,403
3,014		Phelps Dodge Corp.	277,378

			2,114,675

		Miscellaneous Manufacturing: 5.8%
25,492		3M Co.	2,038,595
3,080		Cooper Industries Ltd. -Class A	181,720
1,990		Crane Co.	57,551
9,988		Danaher Corp.	512,185
6,588		Dover Corp.	256,076
9,305		Eastman Kodak Co.	299,807
4,880		Eaton Corp.	309,441
343,930		General Electric Co.	11,549,168
28,027		Honeywell Intl., Inc.	1,005,048
9,848		Illinois Tool Works, Inc.	917,538
5,610	@@	Ingersoll-Rand Co.	381,312
3,034		ITT Industries, Inc.	242,690
4,102		Pall Corp.	100,417
4,532		Textron, Inc.	291,272
65,448	@@	Tyco Intl. Ltd.	2,006,636

			20,149,456

		Office/Business Equipment: 0.2%
7,499		Pitney Bowes, Inc.	330,706
27,312	@	Xerox Corp.	384,553

			715,259

		Oil and Gas: 6.2%
2,945		Amerada Hess Corp.	262,105
8,159		Anadarko Petroleum Corp.	541,431
10,581		Apache Corp.	530,214
12,889		Burlington Resources, Inc.	525,871
69,380		ChevronTexaco Corp.	3,721,543
22,429		ConocoPhillips	1,858,243
7,887		Devon Energy Corp.	560,056
3,806		EOG Resources, Inc.	250,625
211,925		Exxon Mobil Corp.	10,242,335
4,936		Kerr-McGee Corp.	282,586
11,222		Marathon Oil Corp.	463,244
4,806	@, @@	Nabors Industries Ltd.	227,564
4,436	@	Noble Corp.	199,398
12,697		Occidental Petroleum Corp.	710,143
3,537	@	Rowan Cos., Inc.	93,377
2,499		Sunoco, Inc.	184,876
10,529	@	Transocean, Inc.	376,728

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.2% (continued)
8,557		Unocal Corp.	$367,951
4,174		Valero Energy Corp.	334,797

			21,733,087

		Oil and Gas Services: 0.7%
10,805		Baker Hughes, Inc.	472,395
5,230		BJ Services Co.	274,104
14,281		Halliburton Co.	481,127
19,256		Schlumberger Ltd.	1,296,121

			2,523,747

		Packaging and Containers: 0.1%
3,676		Ball Corp.	137,593
3,476		Bemis Co.	92,392
5,071	@	Pactiv Corp.	117,901
2,800	@	Sealed Air Corp.	129,780

			477,666

		Pharmaceuticals: 6.3%
50,878		Abbott Laboratories	2,155,192
4,266		Allergan, Inc.	309,498
3,661		AmerisourceBergen Corp.	196,632
63,148		Bristol-Myers Squibb Co.	1,494,713
14,002		Cardinal Health, Inc.	612,868
15,166	@	Caremark Rx, Inc.	486,374
36,828		Eli Lilly & Co.	2,211,521
2,529	@	Express Scripts, Inc.	165,245
12,014	@	Forest Laboratories, Inc.	540,390
13,910	@	Gilead Sciences, Inc.	519,956
5,166	@	Hospira, Inc.	158,080
7,849	@	King Pharmaceuticals, Inc.	93,717
8,819	@	Medco Health Solutions, Inc.	272,507
72,202		Merck & Co., Inc.	2,382,666
8,833		Mylan Laboratories	158,994
245,997		Pfizer, Inc.	7,527,508
47,805		Schering-Plough Corp.	911,163
3,543	@	Watson Pharmaceuticals, Inc.	104,377
43,346		Wyeth	1,621,140

			21,922,541

		Pipelines: 0.2%
12,669	@	Dynegy, Inc.	63,218
21,139		El Paso Corp.	194,267
4,065		Kinder Morgan, Inc.	255,364
17,071		Williams Cos., Inc.	206,559

			719,408

		Real Estate Investment Trusts: 0.4%
3,147		Apartment Investment & Management Co.	109,453
13,122		Equity Office Properties Trust	357,575
9,082		Equity Residential	281,542
6,000		Plum Creek Timber Co., Inc.	210,180
5,935		ProLogis	209,149
6,751		Simon Property Group, Inc.	362,056

			1,529,955

		Retail: 6.8%
8,800	@	Autonation, Inc.	150,304
2,712	@	Autozone, Inc.	209,502
9,779	@	Bed Bath & Beyond, Inc.	362,899
10,557		Best Buy Co., Inc.	572,612

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 6.8% (continued)
3,962	@	Big Lots, Inc.	$48,455
6,445		Circuit City Stores, Inc.	98,866
14,930		Costco Wholesale Corp.	620,491
12,909		CVS Corp.	543,856
5,239		Darden Restaurants, Inc.	122,173
2,792		Dillard’s, Inc.	55,114
10,843		Dollar General Corp.	218,486
5,498		Family Dollar Stores	148,996
5,883		Federated Department Stores, Inc.	267,265
29,247		Gap, Inc.	546,919
71,513		Home Depot, Inc.	2,803,310
9,392		J.C. Penney Co., Inc. Holding Co.	331,350
11,073	@	Kohl’s Corp.	533,608
15,298		Limited Brands, Inc.	340,992
25,381		Lowe’s Cos., Inc.	1,379,457
9,448		May Department Stores Co.	242,152
40,891		McDonald’s Corp.	1,146,175
4,582		Nordstrom, Inc.	175,216
10,154	@	Office Depot, Inc.	152,615
5,333		RadioShack Corp.	152,737
6,926		Sears Roebuck & Co.	276,001
16,153		Staples, Inc.	481,682
12,883	@	Starbucks Corp.	585,661
29,404		Target Corp.	1,330,531
4,733		Tiffany & Co.	145,492
16,075		TJX Cos., Inc.	354,293
6,956	@	Toys R US, Inc.	123,399
138,183		Wal-Mart Stores, Inc.	7,351,337
33,277		Walgreen Co.	1,192,315
3,722		Wendy’s Intl., Inc.	125,059
9,405		Yum! Brands, Inc.	382,407

			23,571,727

		Savings and Loans: 0.5%
4,998		Golden West Financial Corp.	554,528
11,145		Sovereign Bancorp, Inc.	243,184
28,430		Washington Mutual, Inc.	1,111,044

			1,908,756

		Semiconductors: 2.8%
11,652	@	Advanced Micro Devices, Inc.	151,476
12,175	@	Altera Corp.	238,265
12,221		Analog Devices, Inc.	473,930
55,308	@	Applied Materials, Inc.	912,029
10,422	@	Applied Micro Circuits Corp.	32,621
10,489	@	Broadcom Corp.	286,245
208,997		Intel Corp.	4,192,479
6,459	@	KLA-Tencor Corp.	267,919
10,041		Linear Technology Corp.	363,886
12,435	@	LSI Logic Corp.	53,595
10,485		Maxim Integrated Products, Inc.	443,411
19,840	@	Micron Technology, Inc.	238,675
11,832	@	National Semiconductor Corp.	183,278
4,639	@	Novellus Systems, Inc.	123,351
5,401	@	Nvidia Corp.	78,423
5,904	@	PMC — Sierra, Inc.	52,014
3,007	@	Qlogic Corp.	89,037

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Semiconductors: 2.8% (continued)
6,367	@	Teradyne, Inc.	$85,318
56,220		Texas Instruments, Inc.	1,196,362
11,282		Xilinx, Inc.	304,614

			9,766,928

		Software: 4.9%
7,758		Adobe Systems, Inc.	383,788
3,701		Autodesk, Inc.	179,980
19,051		Automatic Data Processing, Inc.	787,187
7,363	@	BMC Software, Inc.	116,409
5,546	@	Citrix Systems, Inc.	97,166
19,004		Computer Associates Intl., Inc.	499,805
12,576	@	Compuware Corp.	64,766
9,853	@	Electronic Arts, Inc.	453,139
27,911		First Data Corp.	1,214,129
6,403	@	Fiserv, Inc.	223,209
7,634		IMS Health, Inc.	182,605
6,293	@	Intuit, Inc.	285,702
3,018	@	Mercury Interactive Corp.	105,268
354,192		Microsoft Corp.	9,793,410
12,585	@	Novell, Inc.	79,411
168,794	@	Oracle Corp.	1,903,997
8,962	@	Parametric Technology Corp.	47,319
11,844	@	PeopleSoft, Inc.	235,103
16,574	@	Siebel Systems, Inc.	124,968
14,044	@	Veritas Software Corp.	249,983

			17,027,344

		Telecommunications: 6.3%
27,042	@	ADC Telecommunications Inc	48,946
9,999		Alltel Corp.	549,045
5,222	@	Andrew Corp.	63,917
25,796		AT&T Corp.	369,399
88,619	@	AT&T Wireless Services, Inc.	1,309,789
14,637	@	Avaya, Inc.	204,040
59,616		BellSouth Corp.	1,616,786
4,380		CenturyTel, Inc.	149,971
18,978	@	Ciena Corp.	37,576
220,288	@	Cisco Systems, Inc.	3,987,213
10,670	@	Citizens Communications Co.	142,871
6,423	@	Comverse Technology, Inc.	120,945
45,406	@	Corning, Inc.	503,098
47,411	@	JDS Uniphase Corp.	159,775
139,223	@	Lucent Technologies, Inc.	441,337
76,945		Motorola, Inc.	1,388,088
36,297	@	Nextel Communications, Inc.	865,320
53,052		Qualcomm, Inc.	2,071,150
58,732	@	Qwest Communications Intl.	195,578
107,965		SBC Communications, Inc.	2,801,692
5,065		Scientific-Atlanta, Inc.	131,285
47,335		Sprint Corp.	952,854
13,695	@	Tellabs, Inc.	125,857
90,190		Verizon Communications, Inc.	3,551,682

			21,788,214

		Textiles: 0.1%
5,586		Cintas Corp.	234,835

			234,835

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2004 (Unaudited)(continued)

Shares		Value

	Toys/Games/Hobbies: 0.1%
5,763	Hasbro, Inc.	$108,344
13,730	Mattel, Inc.	248,925

		357,269

	Transportation: 1.5%
12,053	Burlington Northern Santa Fe Corp.	461,750
7,081	CSX Corp.	235,089
9,720	FedEx Corp.	832,907
12,729	Norfolk Southern Corp.	378,560
2,187	Ryder System, Inc.	102,876
8,409	Union Pacific Corp.	492,767
36,606	United Parcel Service, Inc.	2,779,129

		5,283,078

	Total Common Stock
	(Cost $344,694,233)	338,704,172

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.5%
		Repurchase Agreement: 2.5%
$8,724,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850%, due 10/01/04, $8,724,448 to be received upon repurchase (Collateralized by $8,535,000 Federal Home Loan Bank, 5.375%, Market Value plus accrued interest $9,072,417, due 05/15/06).		$8,724,000

		Total Short-Term Investments
		(Cost $8,724,000)		8,724,000

		Total Investments In Securities
		(Cost $353,418,233)*	99.8%	$347,428,172
		Other Assets and Liabilities—Net	0.2	818,479

		Net Assets	100.0%	$348,246,651

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,570,603
		Gross Unrealized Depreciation		(16,560,664)

		Net Unrealized Depreciation		$(5,990,061)

Information concerning open futures for ING Stock Index Portfolio at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	(Loss)

S&P 500 Futures	32	$8,919,200	12/16/2004	$(30,409)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 70.0%
		Aerospace/Defense: 1.4%
450,000		Lockheed Martin Corp.	$25,101,000

			25,101,000

		Agriculture: 1.5%
507,000		Altria Group, Inc.	23,849,280
152,000		Loews Corp.	3,704,240

			27,553,520

		Banks: 0.4%
240,000	@@	Royal Bank of Scotland Group PLC	6,934,092

			6,934,092

		Chemicals: 4.6%
746,900	@@, L	Agrium, Inc.	13,264,944
180,000		Dow Chemical Co.	8,132,400
412,000		E.I. du Pont de Nemours & Co.	17,633,600
376,000		Great Lakes Chemical Corp.	9,625,600
350,000	@@	Octel Corp.	7,434,000
396,000	@@	Potash Corp. of Saskatchewan	25,411,320

			81,501,864

		Commercial Services: 1.1%
750,200	@	Petrie Stores Corp.	352,594
96,000	L	RR Donnelley & Sons Co.	3,006,720
1,262,000		ServiceMaster Co.	16,229,320

			19,588,634

		Computers: 0.6%
599,000		Hewlett-Packard Co.	11,231,250

			11,231,250

		Diversified Financial Services: 1.6%
1,612,500		Charles Schwab Corp.	14,818,875
177,000		Lehman Brothers Holdings, Inc.	14,110,440

			28,929,315

		Electric: 6.2%
1,119,000	L	Duke Energy Corp.	25,613,910
693,925	L	FirstEnergy Corp.	28,506,438
606,400	L	NiSource, Inc.	12,740,464
159,000	L	Pinnacle West Capital Corp.	6,598,500
167,826	L	PPL Corp.	7,918,031
376,000	L	TXU Corp.	18,017,920
451,000	L	Unisource Energy Corp.	10,981,850

			110,377,113

		Environmental Control: 0.6%
391,000		Waste Management, Inc.	10,689,940

			10,689,940

		Food: 0.9%
372,000		General Mills, Inc.	16,702,800

			16,702,800

		Forest Products and Paper: 1.6%
256,000	L	Bowater, Inc.	9,776,640
107,000		Longview Fibre Co.	1,631,750
375,000	L	Potlatch Corp.	17,553,750

			28,962,140

		Healthcare-Products: 0.8%
446,000	L	Baxter Intl., Inc.	14,343,360

			14,343,360

		Household Products/Wares: 0.9%
223,000		Fortune Brands, Inc.	16,522,070

			16,522,070

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Housewares: 1.2%
1,063,000	L	Newell Rubbermaid, Inc.	$21,302,520

			21,302,520

		Insurance: 8.3%
450,000		Assurant, Inc.	11,700,000
705,000		Genworth Financial, Inc.	16,426,500
125,200	L	Hartford Financial Services Group Inc	7,753,636
272,000		Loews Corp.	15,912,000
724,000		Marsh & McLennan Cos., Inc.	33,130,239
316,000		Prudential Financial, Inc.	14,864,640
488,000		Safeco Corp.	22,277,200
277,000		St. Paul Travelers Cos., Inc.	9,157,620
367,800	L	UnumProvident Corp.	5,770,782
25,500		White Mountains Insurance Group Ltd.	13,413,000

			150,405,617

		Iron/Steel: 1.7%
331,000		Nucor Corp.	30,243,470

			30,243,470

		Lodging: 0.4%
131,000	L	Marriott Intl., Inc.	6,806,760

			6,806,760

		Media: 4.4%
328,676	@	Comcast Corp.	9,281,810
308,000		Meredith Corp.	15,825,040
205,000	L	New York Times Co.	8,015,500
986,000	@	Time Warner, Inc.	15,914,040
317,000		Walt Disney Co.	7,148,350
25,300		Washington Post Co.	23,276,000

			79,460,740

		Mining: 4.1%
211,000		Alcoa, Inc.	7,087,490
1,049,800	L	Newmont Mining Corp	47,797,394
196,000	L	Phelps Dodge Corp.	18,037,880

			72,922,764

		Miscellaneous Manufacturing: 2.4%
112,000	L	3M Co.	8,956,640
371,000		Honeywell International, Inc.	13,304,060
665,000	@@	Tyco Intl. Ltd.	20,388,900

			42,649,600

		Oil and Gas: 6.0%
409,000		Amerada Hess Corp.	36,401,000
257,820		ChevronTexaco Corp.	13,829,465
108,470		Devon Energy Corp.	7,702,455
185,000	@@	Imperial Oil Ltd.	9,566,350
274,000		Murphy Oil Corp	23,774,980
318,000	@@	Royal Dutch Petroleum Co. ADR	16,408,800

			107,683,050

		Oil and Gas Services: 1.1%
463,000		Baker Hughes, Inc.	20,242,360

			20,242,360

		Pharmaceuticals: 5.3%
318,000		AmerisourceBergen Corp.	17,079,780
476,000		Bristol-Myers Squibb Co.	11,266,920
388,000		Cardinal Health, Inc.	16,982,760
412,000		Merck & Co., Inc.	13,596,000

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 5.3% (continued)
690,000		Schering-Plough Corp.	$13,151,400
619,000		Wyeth	23,150,600

			95,227,460

		Pipelines: 0.1%
110,700		El Paso Corp.	1,017,333

			1,017,333

		Regional Malls: 0.5%
130,000		Rouse Co.	8,694,400

			8,694,400

		Retail: 2.1%
454,000		CVS Corp.	19,127,020
449,000		Home Depot, Inc.	17,600,800

			36,727,820

		Semiconductors: 0.9%
748,000		Texas Instruments, Inc.	15,917,440

			15,917,440

		Software: 2.5%
1,588,000		Microsoft Corp.	43,908,200

			43,908,200

		Telecommunications: 3.5%
7,484,500	@	Qwest Communications Intl., Inc.	24,923,385
702,000		Sprint Corp.	14,131,260
598,000		Verizon Communications, Inc.	23,549,240

			62,603,885

		Toys/Games/Hobbies: 0.3%
316,000		Hasbro, Inc.	5,940,800

			5,940,800

		Transportation: 3.0%
340,000		Burlington Northern Santa Fe Corp.	13,025,400
375,000	L	CSX Corp.	12,450,000
590,000		Ryder System, Inc.	27,753,600

			53,229,000

		Total Common Stock
		(Cost $969,030,900)	1,253,420,317

PREFERRED STOCK: 6.2%
		Auto Manufacturers: 0.6%
213,000		Ford Motor Co. Capital Trust II	11,135,640

			11,135,640

		Chemicals: 0.7%
157,000	@	Hercules Trust II	12,324,500

			12,324,500

		Electric: 0.0%
5,353	@	Entergy Gulf States, Inc.	279,667
6,651	@	Pacific Gas & Electric Co.	170,432
2,400		Southern California Edison Co.	234,675

			684,774

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 0.3%
89,000		Baxter Intl., Inc.	$4,783,750

			4,783,750

		Housewares: 0.5%
208,000		Newell Financial Trust I	9,100,000

			9,100,000

		Insurance: 2.4%
326,000	@	Genworth Financial, Inc.	9,519,200
280,000		Scottish Re Group Ltd.	7,523,600
465,000		Travelers Property Casualty Corp.	10,546,201
214,100		UnumProvident Corp.	5,731,917
373,000	@@	XL Capital Ltd.	9,216,830

			42,537,748

		Oil and Gas: 0.9%
135,000		Ameranda Hess Corp.	10,783,125
91,048		Unocal Capital Trust	4,723,115

			15,506,240

		Packaging and Containers: 0.2%
120,000	@	Owens-Illinois, Inc.	4,182,000

			4,182,000

		Pharmaceuticals: 0.5%
168,000		Schering-Plough Corp	8,895,600

			8,895,600

		Pipelines: 0.1%
62,700	L	El Paso Energy Capital Trust I	2,175,690

			2,175,690

		Total Preferred Stock
		(Cost $101,904,726)	111,325,942

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 9.8%
		Airlines: 0.3%
$17,190,000	L, #	Delta Air Lines, Inc., 2.875%, due 02/18/24	$5,500,800
2,200,000	L	Delta Air Lines, Inc., 8.000%, due 06/03/23	657,250

			6,158,050

		Biotechnology: 0.4%
7,975,000	@, #	Human Genome Sciences, Inc., 2.250%, due 10/15/11	8,034,813

			8,034,813

		Diversified Financial Services: 0.4%
6,750,000	@, #	CapitalSource, Inc., 3.500%, due 07/15/34	6,800,625

			6,800,625

		Electronics: 0.1%
1,200,000	@	Oak Industries, Inc., 4.875%, due 03/01/08	1,240,500

			1,240,500

		Food: 0.5%
12,500,000	L	General Mills, Inc., 1.940%, due 10/28/22	8,828,125

			8,828,125

		Insurance: 1.4%
9,600,000		Loews Corp., 3.125%, due 09/15/07	9,444,000
3,600,000		Radian Group, Inc., 2.250%, due 01/01/22	3,627,000
698,000	@@	Scottish Re Group Ltd., 4.500%, due 12/01/22	797,465
7,400,000	L	Selective Insurance Group, 1.616%, due 09/24/32	3,903,500
7,828,000	L	USF&G Corp., 4.220%, due 03/03/09	6,507,025

			24,278,990

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Media: 0.8%
9,000,000	@	America Online, Inc., 2.940%, due 12/06/19	$5,782,500
10,300,000	@, L	Liberty Media Corp., 3.250%, due 03/15/31	9,385,875

			15,168,375

		Mining: 0.4%
8,200,000	@@	Teck Cominco Ltd., 3.750%, due 07/15/06	8,036,000

			8,036,000

		Miscellaneous Manufacturing: 0.5%
4,400,000	@@, #, L	Tyco Intl. Group SA, 2.750%, due 01/15/18	6,187,500
2,200,000	@@, #	Tyco Intl. Group SA, 3.125%, due 01/15/23	3,305,500

			9,493,000

		Pharmaceuticals: 2.0%
5,100,000	L	AmerisourceBergen Corp., 5.000%, due 12/01/07	5,437,875
8,100,000	@, L	King Pharmaceuticals, Inc., 2.750%, due 11/15/21	7,857,000
36,750,000	#, L	Roche Holdings, Inc., 2.870%, due 07/25/21	22,832,775

			36,127,650

		Retail: 0.3%
2,950,000	#	Gap, Inc., 5.750%, due 03/15/09	3,613,750
1,550,000		Lowe’s Cos, Inc., 0.610%, due 02/16/21	1,402,750

			5,016,500

		Software: 0.5%
9,117,000	@, #, L	Red Hat, Inc., 0.500%, due 01/15/24	8,068,545

			8,068,545

		Telecommunications: 2.2%
18,600,000	@, L	Corning, Inc., 2.180%, due 11/08/15	14,601,000
5,800,000	@, L	Crown Castle Intl. Corp., 4.000%, due 07/15/10	9,381,500
12,800,000	@, L	Lucent Technologies, Inc., 8.000%, due 08/01/31	13,920,000

			37,902,500

		Total Convertible Corporate Bonds (Cost $170,036,182)	175,153,673

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 0.4%
		Forest Products and Paper: 0.1%
1,160,000		Potlatch Corp., 10.000%, due 07/15/11		$1,316,600

				1,316,600

		Media: 0.3%
2,950,000	@, L	XM Satellite Radio, Inc., 14.000%, due 12/31/09		2,935,250
2,112,000	@, L	XM Satellite Radio, Inc., 12.000%, due 06/15/10		2,481,600

				5,416,850

		Total Corporate Bonds/Notes
		(Cost $5,943,008)		6,733,450

		Total Long-Term Investments
		(Cost $1,246,914,816)		1,546,633,382

SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateralcc: 8.6%
2,000,000		Goldman Sachs Promissory Note, 2.075%, due 10/01/04		2,000,000
151,304,750		The Bank of New York Institutional
		Cash Reserves Fund		151,304,750

		Total Securities Lending Collateral
		(Cost $153,304,750)		153,304,750

		Total Short-Term Investments
		(Cost $153,304,750)		153,304,750

		Total Investments in Securities (Cost $1,400,219,566) *	95.0%	$1,699,938,132
		Other Assets and Liabilities—Net	5.0	90,040,140

		Net Assets	100.0%	$1,789,978,272

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $1,401,174,384. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$347,626,920
		Gross Unrealized Depreciation		(48,863,172)

		Net Unrealized Appreciation		$298,763,748

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 95.3%
		Aerospace/Defense: 3.0%
170,000		Lockheed Martin Corp.	$9,482,600
241,600		Raytheon Co.	9,175,968
235,300		Rockwell Collins, Inc.	8,739,042

			27,397,610

		Agriculture: 1.2%
102,900		Altria Group, Inc.	4,840,416
147,300		UST, Inc.	5,930,298

			10,770,714

		Auto Manufacturers: 0.3%
210,100		Ford Motor Co.	2,951,905

			2,951,905

		Banks: 5.6%
338,738		Bank of America Corp.	14,677,518
44,000	@@, L	Bank of Ireland ADR	2,384,800
226,600		Mellon Financial Corp.	6,274,554
85,100		Mercantile Bankshares Corp.	4,081,396
119,900		National City Corp.	4,630,538
79,800		Northern Trust Corp.	3,255,840
127,200		SunTrust Banks, Inc.	8,956,152
74,200		Wells Fargo & Co.	4,424,546
52,100		Wilmington Trust Corp.	1,886,541

			50,571,885

		Beverages: 1.1%
240,800		Coca-Cola Co.	9,644,040

			9,644,040

		Biotechnology: 0.7%
276,500	@	MedImmune, Inc.	6,553,050

			6,553,050

		Building Materials: 0.3%
62,100		Vulcan Materials Co.	3,163,995

			3,163,995

		Chemicals: 3.1%
199,200		Dow Chemical Co.	8,999,856
167,600		E.I. du Pont de Nemours & Co.	7,173,280
135,600		Great Lakes Chemical Corp.	3,471,360
265,900	@, L	Hercules, Inc.	3,789,075
112,700		International Flavors & Fragrances, Inc.	4,305,140

			27,738,711

		Computers: 0.8%
400,438		Hewlett-Packard Co.	7,508,213

			7,508,213

		Cosmetics/Personal Care: 1.5%
126,400		Colgate-Palmolive Co.	5,710,752
126,400		Kimberly-Clark Corp.	8,164,176

			13,874,928

		Distribution/Wholesale: 1.2%
203,400		Genuine Parts Co.	7,806,492
59,400		W.W. Grainger, Inc.	3,424,410

			11,230,902

		Diversified Financial Services: 6.6%
167,100		American Express Co.	8,598,966
790,700	L	Charles Schwab Corp.	7,266,533
122,966		Citigroup, Inc.	5,425,260

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 6.6% (continued)
92,000		Fannie Mae	$5,832,800
84,600		Federated Investors, Inc.	2,406,024
504,744		J.P. Morgan Chase & Co.	20,053,479
109,000		Janus Capital Group, Inc.	1,483,490
178,600		Morgan Stanley	8,804,980

			59,871,532

		Electric: 4.4%
169,300		Constellation Energy Group, Inc.	6,744,912
411,400		Duke Energy Corp.	9,416,946
134,900		FirstEnergy Corp.	5,541,692
368,300		NiSource, Inc.	7,737,983
109,200	L	TECO Energy, Inc.	1,477,476
134,800		TXU Corp.	6,459,616
140,300		Xcel Energy, Inc.	2,429,996

			39,808,621

		Electrical Components and Equipment: 0.4%
59,200		Emerson Electric Co.	3,663,888

			3,663,888

		Environmental Control: 0.8%
264,400		Waste Management, Inc.	7,228,696

			7,228,696

		Food: 1.8%
279,200		Campbell Soup Co.	7,340,168
106,300		ConAgra Foods, Inc.	2,732,973
145,100		General Mills, Inc.	6,514,990

			16,588,131

		Forest Products and Paper: 1.7%
241,593		International Paper Co.	9,762,773
176,200		MeadWestvaco Corp.	5,620,780

			15,383,553

		Healthcare-Products: 2.2%
259,900		Baxter Intl., Inc.	8,358,384
212,500		Johnson & Johnson	11,970,125

			20,328,509

		Household Products/Wares: 1.3%
84,600		Clorox Co.	4,509,180
101,500		Fortune Brands, Inc.	7,520,135

			12,029,315

		Housewares: 0.9%
425,500		Newell Rubbermaid, Inc.	8,527,020

			8,527,020

		Insurance: 6.9%
90,400		Chubb Corp.	6,353,312
110,900		Cigna Corp.	7,721,967
150,977		Lincoln National Corp.	7,095,919
302,700		Marsh & McLennan Cos., Inc.	13,851,552
196,400		Safeco Corp.	8,965,660
232,692		St. Paul Travelers Cos., Inc.	7,692,798
410,100		UnumProvident Corp.	6,434,469
56,700	@@	XL Capital Ltd.	4,195,233

			62,310,910

		Iron/Steel: 0.5%
45,100		Nucor Corp.	4,120,787

			4,120,787

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 1.3%
297,600		Hilton Hotels Corp.	$5,606,784
130,200		Starwood Hotels & Resorts Worldwide, Inc.	6,043,884

			11,650,668

		Machinery-Diversified: 0.6%
149,600		Rockwell Automation, Inc.	5,789,520

			5,789,520

		Media: 8.1%
426,443	@, L	Comcast Corp.	12,042,750
255,100	L	Dow Jones & Co., Inc.	10,359,611
85,200	L	Knight-Ridder, Inc.	5,576,340
297,800		New York Times Co.	11,643,980
639,700	@	Time Warner, Inc.	10,324,758
396,800		Viacom, Inc.	13,316,608
398,900	L	Walt Disney Co.	8,995,195

			72,259,242

		Mining: 0.4%
113,400		Alcoa, Inc.	3,809,106

			3,809,106

		Miscellaneous Manufacturing: 6.5%
161,600		Cooper Industries Ltd.	9,534,400
293,800	L	Eastman Kodak Co.	9,466,236
564,800		General Electric Co.	18,965,984
411,300		Honeywell Intl., Inc.	14,749,218
250,200		Pall Corp.	6,124,896

			58,840,734

		Oil and Gas: 9.7%
156,300		Amerada Hess Corp.	13,910,700
115,200		Anadarko Petroleum Corp.	7,644,672
169,524	@@	BP PLC ADR	9,752,716
336,990		ChevronTexaco Corp.	18,076,143
383,524		Exxon Mobil Corp.	18,535,714
253,600	@@	Royal Dutch Petroleum Co. ADR	13,085,760
127,300		Unocal Corp.	5,473,900

			86,479,605

		Oil and Gas Services: 0.9%
59,900		Baker Hughes, Inc.	2,618,828
77,600		Schlumberger Ltd.	5,223,256

			7,842,084

		Pharmaceuticals: 5.0%
127,400		Abbott Laboratories	5,396,664
504,600		Bristol-Myers Squibb Co.	11,943,882
309,200		Merck & Co., Inc.	10,203,600
346,000		Schering-Plough Corp.	6,594,760
286,400		Wyeth	10,711,360

			44,850,266

		Pipelines: 0.1%
83,000		El Paso Corp.	762,770

			762,770

		Real Estate Investment Trusts: 0.5%
85,400		Simon Property Group, Inc.	4,580,002

			4,580,002

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.6%
232,800		Home Depot, Inc.	$9,125,760
163,500	L	May Department Stores Co.	4,190,505
279,900		McDonald’s Corp.	7,845,597
111,700	@	Toys R US, Inc.	1,981,558

			23,143,420

		Semiconductors: 1.0%
85,100		Intel Corp.	1,707,106
339,900		Texas Instruments, Inc.	7,233,072

			8,940,178

		Software: 1.4%
55,800	@	Dun & Bradstreet Corp.	3,275,460
346,000		Microsoft Corp.	9,566,900

			12,842,360

		Telecommunications: 7.7%
157,500		Alltel Corp.	8,648,325
355,780		AT&T Corp.	5,094,770
639,600	@, L	Lucent Technologies, Inc.	2,027,532
443,700		Motorola, Inc.	8,004,348
423,300	@@	Nokia Oyj ADR	5,807,676
1,795,000	@	Qwest Communications Intl., Inc.	5,977,350
348,600		SBC Communications, Inc.	9,046,170
496,500		Sprint Corp.	9,994,545
326,950		Verizon Communications, Inc.	12,875,291
79,700	@@	Vodafone Group PLC ADR	1,921,567

			69,397,574

		Toys/Games/Hobbies: 1.2%
35,400		Hasbro, Inc.	665,520
553,400		Mattel, Inc.	10,033,142

			10,698,662

		Transportation: 2.0%
232,400		Norfolk Southern Corp.	6,911,576
196,600		Union Pacific Corp.	11,520,760

			18,432,336

		Total Common Stock
		(Cost $803,928,015)	861,585,442

PREFERRED STOCK: 0.3%
		Auto Manufacturers: 0.1%
22,700		Ford Motor Co. Capital Trust II	1,186,756

			1,186,756

		Insurance: 0.2%
78,000	@	UnumProvident Corp.	1,912,451

			1,912,451

		Total Preferred Stock
		(Cost $3,085,000)	3,099,207

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

CONVERTIBLE CORPORATE BONDS: 0.3%
		Telecommunications: 0.3%
$2,070,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31		$2,251,125

		Total Convertible Corporate Bonds
		(Cost $1,641,772)		2,251,125

		Total Long-Term Investments
		(Cost $808,654,787)		866,935,774

SHORT-TERM INVESTMENTS: 1.1%
		Securities Lending Collateralcc: 1.1%
2,000,000		Goldman Sachs Promissory Note, 2.075%, due 10/01/04		2,000,000
8,256,805		The Bank of New York Institutional Cash Reserves Fund		8,256,805

		Total Short-Term Investments
		(Cost $10,256,805)		10,256,805

		Total Investments In Securities
		(Cost $818,911,592)*	97.0%	$877,192,579
		Other Assets and Liabilities—Net	3.0	26,808,657

		Net Assets	100.0%	$904,001,236

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $829,508,872.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$94,144,520
		Gross Unrealized Depreciation		(46,460,813)

		Net Unrealized Appreciation		$47,683,707

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 70.4%
		Advertising: 1.6%
40,000	@, L	Interpublic Group of Cos., Inc.	$423,600
15,400		Omnicom Group, Inc.	1,125,124

			1,548,724

		Aerospace/Defense: 2.4%
17,300		Boeing Co.	893,026
12,300		Lockheed Martin Corp.	686,094
13,800		Northrop Grumman Corp.	735,954

			2,315,074

		Airlines: 0.1%
21,500	L	Delta Air Lines, Inc.	70,735

			70,735

		Auto Parts and Equipment: 0.7%
11,800		Johnson Controls, Inc.	670,358

			670,358

		Banks: 4.4%
45,700		Mellon Financial Corp.	1,265,433
13,500		PNC Financial Services Group, Inc.	730,350
35,900		Wells Fargo & Co.	2,140,717

			4,136,500

		Biotechnology: 1.0%
17,800	@, L	Genzyme Corp.	968,498

			968,498

		Building Materials: 2.7%
18,500		Martin Marietta Materials, Inc.	837,495
48,900		Masco Corp.	1,688,517

			2,526,012

		Chemicals: 0.4%
8,600		Eastman Chemical Co.	408,930

			408,930

		Commercial Services: 0.4%
12,600		Equifax, Inc.	332,136
2,100		MoneyGram Intl., Inc.	35,868

			368,004

		Computers: 0.4%
18,900		Hewlett-Packard Co.	354,375

			354,375

		Cosmetics/Personal Care: 1.0%
14,400		Kimberly-Clark Corp.	930,096

			930,096

		Diversified Financial Services: 8.0%
59,400		Citigroup, Inc.	2,620,728
24,600		Freddie Mac	1,604,904
39,000		J.P. Morgan Chase & Co.	1,549,470
36,400		Morgan Stanley	1,794,520

			7,569,622

		Electric: 4.0%
18,200	L	American Electric Power Co., Inc.	581,672
23,300	@, L	CMS Energy Corp.	221,816
6,100		Dominion Resources, Inc.	398,025
35,200		Exelon Corp.	1,291,488
24,500		FirstEnergy Corp.	1,006,460
14,400	L	Pepco Holdings, Inc.	286,560

			3,786,021

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 0.8%
15,300	@, @@	Mettler Toledo Intl., Inc.	$722,466

			722,466

		Food: 1.4%
30,200		Albertson’s, Inc.	722,686
40,000	@	Kroger Co.	620,800

			1,343,486

		Gas: 0.7%
17,300		Sempra Energy	626,087

			626,087

		Healthcare-Products: 2.7%
7,500		Guidant Corp.	495,300
28,600		Johnson & Johnson	1,611,038
9,500		Medtronic, Inc.	493,050

			2,599,388

		Healthcare-Services: 3.2%
7,300	@, L	Anthem, Inc.	636,925
4,500		Quest Diagnostics, Inc.	396,990
26,580		UnitedHealth Group, Inc.	1,960,009

			2,993,924

		Insurance: 2.9%
13,700		Aflac, Inc.	537,177
12,500		Allstate Corp.	599,875
2,400		American Intl. Group, Inc.	163,176
9,800		Hartford Financial Services Group, Inc.	606,914
21,400	@@	Willis Group Holdings Ltd.	800,360

			2,707,502

		Investment Companies: 5.9%
95,146	@	UBS High Yield Relationship Fund	1,692,739
111,919	@	UBS SmallCap Equity	3,864,677

			5,557,416

		Media: 3.6%
14,300	@	Dex Media, Inc.	302,731
5,300		Gannett Co., Inc.	443,928
67,000	@	Time Warner, Inc.	1,081,380
47,418		Viacom, Inc.	1,591,348
1,500	@	Westwood One, Inc.	29,655

			3,449,042

		Miscellaneous Manufacturing: 2.0%
17,100		Illinois Tool Works, Inc.	1,593,207
5,100	@@	Ingersoll-Rand Co.	346,647

			1,939,854

		Oil and Gas: 3.0%
36,100		Exxon Mobil Corp.	1,744,713
4,800		Kerr-McGee Corp.	274,800
19,100		Marathon Oil Corp.	788,448

			2,807,961

		Pharmaceuticals: 5.5%
23,000		Allergan, Inc.	1,668,650
22,900		Bristol-Myers Squibb Co.	542,043
11,500	@, L	Cephalon, Inc.	550,850
54,000		Mylan Laboratories, Inc.	972,000
39,950		Wyeth	1,494,130

			5,227,673

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.7%
7,200	@	Advance Auto Parts, Inc.	$247,680
31,800		Costco Wholesale Corp.	1,321,608
12,800	@, L	Kohl’s Corp.	616,832
19,100		TJX Cos., Inc.	420,964

			2,607,084

		Software: 4.0%
41,700	@, L	BEA Systems, Inc.	288,147
8,400	@, L	Mercury Interactive Corp.	292,992
69,100		Microsoft Corp.	1,910,615
77,500	@	Oracle Corp.	874,200
25,500	@	Veritas Software Corp.	453,900

			3,819,854

		Telecommunications: 3.0%
96,300	@	Nextel Communications, Inc.	2,295,792
21,500		SBC Communications, Inc.	557,925

			2,853,717

		Transportation: 1.9%
47,200		Burlington Northern Santa Fe Corp.	1,808,232

			1,808,232

		Total Common Stock
		(Cost $61,656,300)	66,716,635

Principal
Amount			Value

CORPORATE BONDS/NOTES: 3.4%
		Aerospace/Defense: 0.0%
$30,000		General Dynamics Corp., 3.000%, due 05/15/08	$29,517

			29,517

		Agriculture: 0.0%
25,000		Altria Group, Inc., 7.750%, due 01/15/27	26,479

			26,479

		Auto Manufacturers: 0.2%
110,000		DiamlerChrysler NA Holding Corp., 4.050%, due 06/04/08	111,079
35,000	L	Ford Motor Co., 7.450%, due 07/16/31	34,417
35,000		General Motors Corp., 8.375%, due 07/15/33	37,267

			182,763

		Banks: 0.4%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	31,794
55,000		Bank of America Corp., 7.400%, due 01/15/11	64,183
45,000		Bank One Corp., 7.875%, due 08/01/10	53,178
45,000		Wachovia Bank, 7.800%, due 08/18/10	53,069
50,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	56,138

			258,362

		Beverages: 0.0%
25,000	#	Miller Brewing Co., 5.500%, due 08/15/13	26,112

			26,112

		Chemicals: 0.0%
40,000		ICI Wilmington, Inc., 4.375%, due 12/01/08	40,498

			40,498

		Commercial Services: 0.1%
25,000		Cendant Corp., 6.250%, due 01/15/08	26,969
30,000		McKesson Corp., 7.750%, due 02/01/12	34,162

			61,131

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Cosmetics/Personal Care: 0.0%
35,000		Avon Products, Inc., 7.150%, due 11/15/09	$40,186

			40,186

		Diversified Financial Services: 1.5%
30,000	#	Bombardier Capital, Inc., 6.125%, due 06/29/06	29,769
76,000	#	Citigroup, Inc., 5.000%, due 09/15/14	76,242
30,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	29,528
35,000		Credit Suisse First Boston, 6.500%, due 01/15/12	38,939
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	78,398
145,000	L	Ford Motor Credit Co., 5.800%, due 01/12/09	150,433
25,000		GATX Financial Corp., 6.875%, due 11/01/04	25,093
240,000		General Electric Capital Corp., 6.000%, due 06/15/12	264,086
30,000		General Electric Capital Corp., 6.750%, due 03/15/32	34,643
45,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	47,271
50,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	51,895
105,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	118,730
40,000		Household Finance Corp., 6.750%, due 05/15/11	45,083
30,000		International Lease Finance Corp., 3.500%, due 04/01/09	29,395
75,000		J.P. Morgan Chase & Co., 6.750%, due 02/01/11	84,489
135,000		Morgan Stanley, 6.750%, due 04/15/11	151,477
30,000	@@	Rio Tinto Finance USA Ltd., 2.625%, due 09/30/08	28,853
35,000		SLM Corp., 5.625%, due 04/10/07	36,859

			1,321,183

		Electric: 0.2%
35,000		American Electric Power Co., Inc., 6.125%, due 05/15/06	36,707
30,000		Dominion Resources, Inc., 8.125%, due 06/15/10	35,589

		Electric: 0.2% (continued)
25,000		Pacific Gas & Electric Co., 6.050%, due$03/01/34	25,533
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	29,673
40,000		TXU Energy Co., 7.000%, due 03/15/13	45,236

			172,738

		Food: 0.2%
45,000	L	Kraft Foods, Inc., 5.625%, due 11/01/11	47,601
35,000		Kroger Co., 7.500%, due 04/01/31	40,755
45,000		Safeway, Inc., 3.800%, due 08/15/05	45,412
25,000		Unilever Capital Corp., 7.125%, due 11/01/10	28,984

			162,752

		Home Builders: 0.0%
45,000		Centex Corp., 9.750%, due 06/15/05	47,030

			47,030

		Housewares: 0.0%
30,000		Newell Rubbermaid, Inc., 4.000%, due 05/01/10	29,213

			29,213

		Leisure Time: 0.0%
40,000	#	Harley-Davidson, Inc., 3.625%, due 12/15/08	39,921

			39,921

		Media: 0.1%
45,000		AOL Time Warner, Inc., 7.625%, due 04/15/31	51,954
40,000		Comcast Cable Communications, Inc., 6.750%, due 01/30/11	44,426

			96,380

		Miscellaneous Manufacturing: 0.0%
30,000		Eastman Kodak Co., 3.625%, due 05/15/08	29,409

			29,409

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Multi-National: 0.2%
45,000	@@, L	European Investment Bank, 4.875%, due 09/06/06	$46,819
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	48,660
60,000	@@	International Bank For Reconstruction & Development, 4.375%, due 09/28/06	61,851

			157,330

		Office/Business Equipment: 0.0%
25,000		Pitney Bowes, Inc., 4.625%, due 10/01/12	25,233

			25,233

		Oil and Gas: 0.1%
30,000		ConocoPhillips, 8.750%, due 05/25/10	36,955
25,000		Marathon Oil Corp., 6.125%, due 03/15/12	27,214

			64,169

		Pharmaceuticals: 0.0%
35,000		Wyeth, 5.500%, due 03/15/13	35,769

			35,769

		Pipelines: 0.0%
25,000		Kinder Morgan, Inc., 6.650%, due 03/01/05	25,403

			25,403

		Real Estate: 0.0%
25,000		EOP Operating LP, 7.250%, due 06/15/28	27,232

			27,232

		Telecommunications: 0.4%
35,000		AT&T Corp., 8.750%, due 11/15/31	38,326
25,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	32,925
15,000		Citizens Communications Co., 9.250%, due 05/15/11	16,575
25,000	@@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	32,410
25,000		Motorola, Inc., 7.625%, due 11/15/10	29,292
15,000		Sprint Capital Corp., 8.375%, due 03/15/12	18,193
		Telecommunications: 0.4% (continued)
20,000	@@, #	Telecom Italia Capital SA, 5.250%, due$11/15/13	20,414
25,000	@@	TELUS Corp., 8.000%, due 06/01/11	29,332
35,000		Verizon Global Funding Corp., 6.500%, due 09/15/11	38,665

			256,132

		Transportation: 0.0%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	28,506

			28,506

		Total Corporate Bonds/Notes
		(Cost $3,152,815)	3,183,448

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.8%
		Federal Home Loan Mortgage Corporation: 3.4%
250,000	L	2.875%, due 12/15/06	249,877
310,000		3.875%, due 01/12/09	309,821
21,384		5.000%, due 11/01/07	21,907
165,000		5.000%, due 01/30/14	165,251
675,000		5.125%, due 07/15/12	710,153
865,925		5.500%, due 04/01/18	896,065
229,101		5.500%, due 01/01/19	237,076
275,000	W	6.000%, due 10/15/33	284,023
93,254		6.000%, due 12/01/17	97,919
210,335		6.000%, due 03/01/29	217,870
45,521		6.500%, due 06/01/29	47,860

			3,237,822

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 6.4%
480,000		2.625%, due 01/19/07	$475,670
113,148		4.344%, due 03/01/34	115,215
85,680		4.393%, due 06/01/33	86,996
396,120		4.579%, due 11/01/33	408,237
280,367		5.000%, due 03/01/34	278,221
823,626		5.500%, due 11/01/17	853,355
385,000	W	6.000%, due 10/15/34	398,234
105,374		6.000%, due 08/01/17	110,596
73,063		6.000%, due 04/01/18	76,705
1,011,260		6.000%, due 06/01/23	1,054,634
123,426		6.000%, due 03/01/29	128,137
115,000		6.250%, due 02/01/11	127,135
45,361		6.500%, due 05/01/30	47,708
302,627		6.500%, due 08/01/34	317,794
247,315		6.500%, due 09/01/34	259,710
290,837		6.500%, due 06/01/17	308,188
462,909		6.500%, due 12/01/28	486,865
345,000		6.625%, due 11/15/30	403,509
116,008		7.500%, due 11/01/32	124,276

			6,061,185

		Government National Mortgage Association: 1.0%
50,745		4.000%, due 12/20/29	51,538
237,418		6.000%, due 01/20/34	246,455
457,873		6.000%, due 07/15/29	476,683
199,244		6.500%, due 11/20/30	200,670

			975,346

		Total U.S. Government Agency Obligations
		(Cost $10,246,304)	10,274,353

U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury Bonds: 1.7%
435,000	L, S	5.375%, due 02/15/31	466,130
145,000	S	6.250%, due 05/15/30	172,142
270,000	L	6.250%, due$08/15/23	315,373
265,000	L	6.625%, due 02/15/27	325,081
55,000		8.125%, due 08/15/19	75,313
165,000		8.750%, due 05/15/17	232,850

			1,586,889

		U.S. Treasury Notes: 5.5%
505,000		2.250%, due 04/30/06	503,698
1,920,000	L	2.500%, due 05/31/06	1,921,427
2,420,000	L	3.625%, due 07/15/09	2,450,060
395,000	L	4.000%, due 02/15/14	392,069

			5,267,254

		Total U.S. Treasury Obligations
		(Cost $6,818,584)	6,854,143

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
		Automobile Asset-Backed Securities: 0.2%
200,000	C	MMCA Automobile Trust, 6.190%, due 06/15/07	201,684

			201,684

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities: 2.3%
55,000	@@, #, C	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class F, 2.240%, due 11/15/13	$54,887
45,000	@@, #, C	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class E, 3.100%, due 11/15/13	45,024
215,205	C	DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	225,778
200,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	220,613
85,365	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	91,950
368,299	#, C	Four Times Square Trust, 7.690%, due 04/15/15	411,389
204,385	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	214,699
212,532		J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, due 07/15/31	221,289
250,000		J.P. Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	282,742
162,427	C	LB Commercial Conduit Mortgage Trust, 6.410%, due 06/15/31	169,980
182,239	#, C, XX	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	182,803
350,000	C	PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	403,321

			2,524,475

		Diversified Financial Services: 0.7%
174,164	C	Morgan Stanley Dean Witter Capital I, 7.420%, due 11/15/36	189,087
200,000	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	231,170

			420,257

		Home Equity Asset-Backed Securities: 0.1%
62,669	C	RAFC Asset-Backed Trust, 5.115%, due 11/25/29	63,853

			63,853

		Other Asset-Backed Securities: 0.8%
94,692	C	California Infrastructure PG&E-1, 6.420%, due 09/25/08	98,473
185,000	C	CenterPoint Energy Transition Bond Co. LLC, 5.630%, due 09/15/15	199,642
84,635	#, C	Countrywide Asset-Backed Certificates, 1.955%, due 06/25/33	84,837
119,188	C	First Franklin Mortgage Loan Asset Backed Certificates, 4.167%, due 06/25/24	119,110
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	226,470

			728,532

		Whole Loan Collateralized Mortgage Obligations: 1.2%
255,677	C	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	265,872
215,761	C	First Horizon Alternative Mortgage Securities, 5.375%, due 09/25/34	220,963
175,000	C	Morgan Stanley Mortgage Loan Trust, 6.570%, due 09/25/34	183,532
100,000	@@, #, C	Paragon Mortgages PLC, 2.305%, due 05/15/43	100,318
174,378	C	Structured Adjustable Rate Mortgage Loan Trust, 4.940%, due 03/25/34	176,091
170,000	C	Structured Asset Securities Corp., 6.080%, due 11/25/32	172,563

			1,119,339

		Total Collateralized Mortgage Obligations
		(Cost $5,110,378)	5,058,140

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

OTHER BONDS: 0.3%
		Sovereign: 0.3%
100,000	@@	Mexico Government Intl. Bond, 8.125%, due$12/30/19		$115,000
140,000	@@, #	Russia Government Intl. Bond, 5.000%, due 03/31/30		135,450

		Total Other Bonds
		(Cost $239,816)		250,450

		Total Long-Term Investments
		(Cost $87,224,197)		92,337,169

SHORT-TERM INVESTMENTS: 8.7%
		Securities Lending Collateralcc: 8.7%
8,261,805		The Bank of New York Institutional Cash Reserves Fund		8,261,805

		Total Short-Term Investments
		(Cost $8,261,805)		8,261,805

		Total Investments In Securities
		(Cost $95,486,002)	106.1%	$100,598,974
		Other Assets and Liabilities — Net	(6.1)	(5,776,629)

		Net Assets	100.0%	$94,822,345

	@	Non-income producing security
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	W	When-issued or delayed delivery security.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $95,950,810.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,255,818
		Gross Unrealized Depreciation		(1,607,654)

		Net Unrealized Appreciation		$4,648,164

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.6%
		Advertising: 0.7%
14,400	@	Lamar Advertising Co.	$599,184

			599,184

		Apparel: 0.7%
13,108	@	Coach, Inc.	556,041

			556,041

		Beverages: 2.2%
38,115		PepsiCo, Inc.	1,854,295

			1,854,295

		Biotechnology: 3.8%
28,073	@	Amgen, Inc.	1,591,177
13,275	@	Biogen IDEC, Inc.	812,032
15,500	@	Genentech, Inc.	812,510

			3,215,719

		Commercial Services: 4.5%
15,800	@	Apollo Group, Inc.	1,159,246
9,600	@	Choicepoint, Inc.	409,440
14,200	@, L	Iron Mountain, Inc.	480,670
12,100		Moody’s Corp.	886,325
27,960		Paychex, Inc.	842,994

			3,778,675

		Computers: 1.8%
41,875	@	Dell, Inc.	1,490,750

			1,490,750

		Cosmetics/Personal Care: 3.9%
35,900		Gillette Co.	1,498,466
33,800		Procter & Gamble Co.	1,829,256

			3,327,722

		Diversified Financial Services: 4.4%
8,125		American Express Co.	418,113
39,000	@	Ameritrade Holding Corp.	468,390
18,150		Citigroup, Inc.	800,778
11,800		Franklin Resources, Inc.	657,968
6,600		Freddie Mac	430,584
12,125		MBNA Corp.	305,550
14,400		SLM Corp.	642,240

			3,723,623

		Electronics: 1.0%
14,600	@	Fisher Scientific Intl., Inc.	851,618

			851,618

		Entertainment: 3.2%
35,470		GTECH Holdings Corp.	898,100
50,950		International Game Technology	1,831,653

			2,729,753

		Food: 1.5%
20,100		WM Wrigley Jr. Co.	1,272,531

			1,272,531

		Healthcare-Products: 8.9%
5,300	@@	Alcon, Inc.	425,060
17,275	@	Boston Scientific Corp.	686,336
27,525		Guidant Corp.	1,817,751
46,575		Johnson & Johnson	2,623,569
12,400		Medtronic, Inc.	643,560

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 8.9% (continued)
5,900	@, L	Patterson Cos., Inc.	$451,704
11,200	@	Zimmer Holdings, Inc.	885,248

			7,533,228

		Healthcare-Services: 1.1%
13,025		UnitedHealth Group, Inc.	960,464

			960,464

		Holding Companies-Diversified: 0.7%
20,500	@@	Brascan Corp.	619,100

			619,100

		Home Builders: 0.5%
9,700		Lennar Corp. – Class A	461,720

			461,720

		Insurance: 2.5%
5,850		American Intl. Group, Inc.	397,742
586	@	Berkshire Hathaway, Inc.	1,682,406

			2,080,148

		Internet: 5.6%
22,324	@	eBay, Inc.	2,052,469
2,400	@	Google, Inc.	311,040
8,900	@	Symantec Corp.	488,432
56,600	@	Yahoo!, Inc.	1,919,306

			4,771,247

		Leisure Time: 3.5%
53,500		Carnival Corp.	2,530,015
6,900		Harley-Davidson, Inc.	410,136

			2,940,151

		Lodging: 1.4%
8,900		Station Casinos, Inc.	436,456
14,690	@	Wynn Resorts Ltd.	759,326

			1,195,782

		Media: 4.6%
14,400	@, L	Echostar Communications Corp.	448,128
40,424	@@, L	News Corp. Ltd. ADR	1,328,736
25,900	@	Time Warner, Inc.	418,026
38,860	@	Univision Communications, Inc.	1,228,365
15,900	@, L	XM Satellite Radio Holdings, Inc.	493,218

			3,916,473

		Mining: 3.2%
60,400	L	Newmont Mining Corp.	2,750,012

			2,750,012

		Miscellaneous Manufacturing: 2.1%
12,225		3M Co.	977,633
26,175	@@	Tyco Intl. Ltd.	802,526

			1,780,159

		Oil and Gas: 5.0%
26,000		Exxon Mobil Corp.	1,256,580
35,965	@@	Suncor Energy, Inc.	1,151,240
31,625	@	Ultra Petroleum Corp.	1,551,206
9,400		XTO Energy, Inc.	305,312

			4,264,338

		Oil and Gas Services: 2.0%
18,800		Schlumberger Ltd.	1,265,428
7,005	@	Smith Intl., Inc.	425,414

			1,690,842

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 4.3%
27,900	@	Caremark Rx, Inc.	$894,753
21,800	@, L	Gilead Sciences, Inc.	814,884
64,265		Pfizer, Inc.	1,966,509

			3,676,146

		Pipelines: 0.9%
17,480		Questar Corp.	800,934

			800,934

		Retail: 6.0%
17,396	@, L	Chico’s FAS, Inc.	594,943
17,300	@	Dollar Tree Stores, Inc.	466,235
24,200		Home Depot, Inc.	948,640
23,140		PETsMART, Inc.	656,945
44,925		Wal-Mart Stores, Inc.	2,390,010

			5,056,773

		Semiconductors: 2.2%
42,208		Intel Corp.	846,692
12,100		Linear Technology Corp.	438,504
23,600	@, @@, L	Marvell Technology Group Ltd.	616,668

			1,901,864

		Software: 8.7%
14,100		Adobe Systems, Inc.	697,527
31,100	@	Electronic Arts, Inc.	1,430,289
23,900		First Data Corp.	1,039,650
152,850		Microsoft Corp.	4,226,302

			7,393,768

		Telecommunications: 7.1%
16,500	@@	America Movil SA de CV ADR	643,995
61,475	@	Cisco Systems, Inc.	1,112,698
45,700	@, L	Crown Castle Intl. Corp.	680,016
7,300	@	NTL, Inc.	453,111
78,774		Qualcomm, Inc.	3,075,336

			5,965,156

		Transportation: 0.6%
10,295	L	CH Robinson Worldwide, Inc.	477,585

			477,585

		Total Common Stock
		(Cost $81,935,275)	83,635,801

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc: 4.6%
$3,918,382		The Bank of New York Institutional
		Cash Reserves Fund		$3,918,382

		Total Short-Term Investments
		(Cost $3,918,382)		3,918,382

		Total Investments In Securities
		(Cost $85,853,657)	103.2%	$87,554,183
		Other Assets and Liabilities—Net	(3.2)	(2,703,801)

		Net Assets	100.0%	$84,850,382

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $85,971,761
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$83,600,747
		Gross Unrealized Depreciation		(2,018,325)

		Net Unrealized Appreciation		$1,582,422

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 94.7%
		Canada: 2.7%
163,497		Torstar Corp.	$3,281,438

			3,281,438

		Finland: 4.8%
96,324	L	Kone Oyj	5,817,034

			5,817,034

		France: 6.8%
65,493		Groupe Danone	5,160,827
41,263		Sanofi-Aventis	3,001,873

			8,162,700

		Netherlands: 6.4%
275,813		Reed Elsevier NV	3,554,872
130,831	@	Royal Numico NV	4,175,061

			7,729,933

		Spain: 4.2%
88,224		Altadis SA	3,009,229
95,583	L	Zardoya-Otis SA	2,056,371

			5,065,600

		Sweden: 4.7%
541,096		Swedish Match AB	5,741,355

			5,741,355

		Switzerland: 8.0%
22,218		Nestle SA	5,099,962
98,925		Novartis AG	4,617,443

			9,717,405

		United Kingdom: 39.2%
646,780		Allied Domecq PLC	5,492,183
649,386		British American Tobacco PLC	9,445,076
938,136		Cadbury Schweppes PLC	7,197,201
168,030		Capital Radio PLC	1,249,680
411,619		Diageo PLC	5,139,768
223,592		GlaxoSmithKline PLC	4,823,777
195,471		Imperial Tobacco Group PLC	4,263,222
229,520		Reckitt Benckiser PLC	5,626,846
925,210		SMG PLC	1,841,634
243,828		WPP Group PLC	2,273,164

			47,352,551

		United States: 17.9%
106,516		Altria Group, Inc.	5,010,513
141,002		Bristol-Myers Squibb Co.	3,337,517
31,589		Brown-Forman Corp.	1,446,776
18,413		Fortune Brands, Inc.	1,364,219
50,401		Kimberly-Clark Corp.	3,255,401
98,927		Merck & Co., Inc.	3,264,591
101,756		New York Times Co.	3,978,660

			21,657,677

		Total Common Stock
		(Cost $105,674,378)	114,525,693

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.4%
		Securities Lending Collateralcc: 0.4%
$515,050		The Bank of New York Institutional Cash Reserves Fund		$515,050

		Total Short-Term Investments
		(Cost $515,050)		515,050

		Total Investments In Securities
		(Cost $106,189,428)	95.1%	$115,040,743
		Other Assets and Liabilities—Net	4.9	5,868,831

		Net Assets	100.0%	$120,909,574

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	*	Cost for federal income tax purposes is $106,358,943.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,121,308
		Gross Unrealized Depreciation		(2,439,508)

		Net Unrealized Appreciation		$8,681,800

Percentage of
Industry	Net Assets

Advertising	1.9%
Agriculture	22.7
Beverages	10.0
Cosmetics/Personal Care	2.7
Food	17.9
Hand/Machine Tools	4.8
Household Products/Wares	5.8
Machinery-Diversified	1.7
Media	11.5
Pharmaceuticals	15.7
Securities Lending Collateral	0.4
Other Assets and Liabilities, Net	4.9

Net Assets	100.0%

At September 30, 2004, the following forward currency exchange contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Appreciation

Pound Sterling			USD
GBP12,135,000	Sell	10/18/2004	$22,072,230	$21,926,267	$145,963

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 95.9%
		Advertising: 0.3%
201,500	@, L	Interpublic Group of Cos., Inc.	$2,133,885

			2,133,885

		Aerospace/Defense: 1.9%
161,080		Northrop Grumman Corp.	8,590,396
178,460		Raytheon Co.	6,777,911

			15,368,307

		Agriculture: 0.7%
123,330		Altria Group, Inc.	5,801,443

			5,801,443

		Auto Manufacturers: 2.0%
670,050	@@	Honda Motor Co. Ltd. ADR	16,322,418

			16,322,418

		Auto Parts and Equipment: 1.4%
153,720	@@	Magna Intl., Inc.	11,387,578

			11,387,578

		Banks: 2.1%
257,590		Bank of America Corp.	11,161,375
110,130		PNC Financial Services Group, Inc.	5,958,033

			17,119,408

		Beverages: 1.3%
253,330		Coca-Cola Co.	10,145,867

			10,145,867

		Chemicals: 3.6%
677,490	@@, L	Bayer AG ADR	18,583,551
220,610		Dow Chemical Co.	9,967,160

			28,550,711

		Commercial Services: 2.6%
384,640	@, @@	Accenture Ltd. – Class A	10,404,512
389,430	L	Equifax, Inc.	10,265,375

			20,669,887

		Computers: 2.2%
341,870		Hewlett-Packard Co.	6,410,062
71,070		International Business Machines Corp.	6,093,542
225,100	@	Sungard Data Systems, Inc.	5,350,627

			17,854,231

		Cosmetics/Personal Care: 1.9%
241,170		Kimberly-Clark Corp.	15,577,170

			15,577,170

		Diversified Financial Services: 11.0%
370,770		Citigroup, Inc.	16,358,372
192,540		Freddie Mac	12,561,310
22,340		Goldman Sachs Group, Inc.	2,082,982
658,269		J.P. Morgan Chase & Co.	26,153,026
199,000	L	Lehman Brothers Holdings, Inc.	15,864,280
285,120	L	Merrill Lynch & Co., Inc.	14,176,166

			87,196,136

		Electric: 4.5%
119,280	L	Consolidated Edison, Inc.	5,014,531
160,860		Edison Intl.	4,264,399
158,080		Entergy Corp.	9,581,228
258,230		Exelon Corp.	9,474,459
179,310		FirstEnergy Corp.	7,366,055

			35,700,672

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 1.0%
131,430		Parker Hannifin Corp.	$7,735,970

			7,735,970

		Food: 2.1%
273,010	@@, L	Cadbury Schweppes PLC ADR	8,438,739
262,730		Kraft Foods, Inc.	8,333,796

			16,772,535

		Forest Products and Paper: 0.8%
95,540		Temple-Inland, Inc.	6,415,511

			6,415,511

		Healthcare-Products: 1.6%
197,620	L	Bausch & Lomb, Inc.	13,131,849

			13,131,849

		Insurance: 8.1%
255,780		Chubb Corp.	17,976,217
111,180		Cigna Corp.	7,741,463
196,230		Hartford Financial Services Group, Inc.	12,152,524
241,850		MetLife, Inc.	9,347,503
199,640		Prudential Financial, Inc.	9,391,066
262,243		St. Paul Travelers Cos., Inc.	8,669,754

			65,278,527

		Lodging: 1.9%
185,240		Hilton Hotels Corp.	3,489,922
137,230	L	Marriott Intl., Inc.	7,130,470
105,930		Starwood Hotels & Resorts Worldwide, Inc	. 4,917,271

			15,537,663

		Media: 5.5%
368,590		Clear Channel Communications, Inc.	11,488,950
1,188,810	@	Time Warner, Inc.	19,187,394
603,940		Walt Disney Co.	13,618,847

			44,295,191

		Mining: 1.3%
221,510		Newmont Mining Corp.	10,085,350

			10,085,350

		Miscellaneous Manufacturing: 2.2%
362,280		General Electric Co.	12,165,362
84,110	@@	Ingersoll-Rand Co.	5,716,957

			17,882,319

		Oil and Gas: 10.7%
466,290	@@	BP PLC ADR	26,825,663
192,430		ConocoPhillips	15,942,826
369,830		Exxon Mobil Corp.	17,873,884
316,940	@@	Royal Dutch Petroleum Co.	16,354,104
106,890		Valero Energy Corp.	8,573,647

			85,570,124

		Oil and Gas Services: 2.8%
334,820		Schlumberger Ltd.	22,536,734

			22,536,734

		Pharmaceuticals: 8.3%
1,106,300		Bristol-Myers Squibb Co.	26,186,121
147,240	@@, L	Roche Holdings, Inc. ADR	15,210,982
90,600	@@, L	Sanofi-Aventis ADR	3,316,866
804,250		Schering-Plough Corp.	15,329,005
181,600		Wyeth	6,791,840

			66,834,814

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.7%
143,800	@, L	Kohl’s Corp.	$6,929,722
220,460		McDonald’s Corp.	6,179,494
195,540		Target Corp.	8,848,185

			21,957,401

		Software: 3.9%
190,350		Automatic Data Processing, Inc.	7,865,262
264,690		Computer Associates Intl., Inc.	6,961,347
195,430		First Data Corp.	8,501,205
287,890		Microsoft Corp.	7,960,159

			31,287,973

		Telecommunications: 5.1%
405,090	@	AT&T Wireless Services, Inc.	5,987,230
238,550		Motorola, Inc.	4,303,442
203,410		SBC Communications, Inc.	5,278,490
642,510		Sprint Corp.	12,933,726
307,240		Verizon Communications, Inc.	12,099,111

			40,601,999

		Transportation: 2.4%
532,220		Norfolk Southern Corp.	15,828,223
61,620		Union Pacific Corp.	3,610,932

			19,439,155

		Total Common Stock (Cost $673,662,210)	769,190,828

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.8%
		Federal Home Loan Bank: 3.8%
$30,341,000		1.500%, due 10/01/04		$30,339,609

		Total U.S. Government Agency Obligations
		(Cost $30,341,000)		30,339,609

		Total Long-Term Investments
		(Cost $704,003,210)		799,530,437

SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateralcc: 4.7%
2,999,165		DiamlerChrysler Master Owner
		Trust, 1.795%, due 11/15/05		2,999,165
2,000,000		Goldman Sachs Promissory
		Note, 2.075%, due 10/01/04		2,000,000
32,531,171		The Bank of New York Institutional
		Cash Reserves Fund		32,531,171

		Total Short-Term Investments
		(Cost $37,530,336)		37,530,336

		Total Investments In Securities
		(Cost $741,533,546)	104.4%	$837,060,773
		Other Assets and Liabilities—Net	(4.4)	(34,984,857)

		Net Assets	100.0%	$802,075,916

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $744,436,942. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$105,901,608
		Gross Unrealized Depreciation		(13,277,777)

		Net Unrealized Appreciation		$92,623,831

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENTS TRUSTS: 81.9%
		Apartments: 18.3%
1,825		AMLI Residential Properties	$55,754
302,700	L	Apartment Investment & Management Co.	10,527,906
666,400		Archstone-Smith Trust	21,084,895
367,764		Avalonbay Communities, Inc.	22,146,747
4,950	L	BRE Properties – Class A	189,833
442,264	L	Equity Residential	13,710,184
82,750		Essex Property Trust, Inc.	5,945,588
27,800	L	Gables Residential Trust	949,370
304,850		Post Properties, Inc.	9,115,015
53,550		Summit Properties, Inc.	1,448,528

			85,173,820

		Diversified: 7.2%
64,300	@	American Campus Communities, Inc.	1,193,408
35,100		Correctional Properties Trust	958,230
38,200	L	PS Business Parks, Inc.	1,522,270
447,150		Reckson Associates Realty Corp.	12,855,563
268,025	L	Vornado Realty Trust	16,799,807

			33,329,278

		Health Care: 0.3%
137,900		Omega Healthcare Investors, Inc.	1,483,804

			1,483,804

		Hotels: 4.4%
58,800	@	Felcor Lodging Trust, Inc.	665,028
1,270,300	@, L	Host Marriott Corp.	17,822,309
66,000		Innkeepers USA Trust	821,040
201,400	@	Meristar Hospitality Corp.	1,097,630

			20,406,007

		Manufactured Homes: 0.8%
38,300		Affordable Residential Communities	559,180
98,540		Manufactured Home Communities, Inc.	3,275,470

			3,834,650

		Office Property: 12.6%
451,900		Arden Realty, Inc.	14,722,902
344,800		Boston Properties, Inc.	19,098,472
13,400		Brandywine Realty Trust	381,632
551,341		Equity Office Properties Trust	15,024,042
125,600		Mack-Cali Realty Corp.	5,564,080
74,600		SL Green Realty Corp.	3,865,026

			58,656,154

		Regional Malls: 18.4%
408,390		General Growth Properties, Inc.	12,660,090
123,300	L	Macerich Co.	6,570,657
349,500		Rouse Co.	23,374,560
709,000	L	Simon Property Group, Inc.	38,023,669
193,400		Taubman Centers, Inc.	4,995,522

			85,624,498

		Shopping Centers: 7.8%
13,920		Acadia Realty Trust	205,320
24,350		Chelsea Property Group, Inc.	1,633,885
319,900		Federal Realty Investors Trust	14,075,599
96,150		Heritage Property Investment Trust	2,804,696
38,000		Kimco Realty Corp.	1,949,400
30,370	L	Pan Pacific Retail Properties, Inc.	1,643,017

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Shopping Centers: 7.8% (continued)
4,050		Price Legacy Corp.	$76,748
298,600		Regency Centers Corp.	13,881,914

			36,270,579

		Storage: 5.3%
314,062	L	Public Storage, Inc.	15,561,772
232,500	L	Shurgard Storage Centers, Inc.	9,021,000

			24,582,772

		Warehouse: 6.8%
411,910		AMB Property Corp.	15,248,908
109,300		Catellus Development Corp.	2,897,543
383,090		ProLogis	13,500,092

			31,646,543

		Total Real Estate Investment Trust (Cost $297,541,596)	381,008,105

COMMON STOCK: 15.8%
		Hotels and Motels: 9.7%
819,700		Hilton Hotels Corp.	15,443,148
41,900	@	Interstate Hotels & Resorts, Inc.	169,695
42,800	@	Lodgian, Inc.	423,720
626,692	L	Starwood Hotels & Resorts Worldwide, Inc.	29,091,043

			45,127,606

		Real Estate: 6.1%
727,200	@@	Brookfield Properties Co.	23,459,472
44,700		Forest City Enterprises, Inc.	2,462,970
56,800		St. Joe Co.	2,713,336

			28,635,778

		Total Common Stock
		(Cost $51,989,535)	73,763,384

		Total Long-Term Investments
		(Cost $349,531,131)	454,771,489

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.3%
		Commercial Paper: 0.9%
$4,100,182		General Electric Discount Note, 1.600%, due 10/01/04		$4,100,000

		Total Commercial Paper
		(Cost $4,100,182)		4,100,000

		Securities Lending Collateralcc: 3.4%
15,742,535		The Bank of New York Institutional
		Cash Reserves Fund		15,742,535

		Total Securities Lending Collateral		15,742,535

		(Cost $15,742,535)
		Total Short-Term Investments
		(Cost $19,842,717)		19,842,535

		Total Investments in Securities
		(Cost $369,373,848)*	102.0%	$474,614,024
		Other Assets and Liabilities—Net	(2.0)	(9,405,447)

		Net Assets	100.0%	$465,208,577

	@	Non-income producing security
	@@	Foreign issuer
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	cc	Securities purchased with cash collateral for securities loaned.

	*	Cost for federal income tax purposes is $367,753,261. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$107,906,291
		Gross Unrealized Depreciation		(1,045,528)

		Net Unrealized Appreciation		$106,860,763

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004